UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Brendan Hamill, Secretary

Financial Investors Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024 – April 30, 2025

Item 1.	Reports to Stockholders.

(a)	Report of Shareholders.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Shares	FINANCIAL INVESTORS TRUST
JCRAX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCRAX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$63	1.25%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - Investor - NAV	0.40%	14.99%	2.50%
Morningstar Global Markets Index#	11.03%	12.75%	8.33%
Bloomberg Commodity Total Return Index	4.07%	13.74%	1.70%
FTSE / CoreCommodity CRB TR Index	3.88%	23.13%	4.35%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$903,272,319
Number of Portfolio Holdings	63
Portfolio Turnover Rate#	7%
Total Advisory Fees Paid#	$3,457,106

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**^

*	Less than 0.005%.
**	As a percentage of net assets.
^	Derivatives are not reflected in amounts reported.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/jcrix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-JCRAX-043025

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class A	FINANCIAL INVESTORS TRUST
JCCSX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCCSX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$59	1.17%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - Class A - NAV**	0.40%	14.99%	2.52%
ALPS | CoreCommodity Fund - Class A - Maximum sales charge (load)*^	-5.08%	13.68%	1.95%
Morningstar Global Markets Index#	11.03%	12.75%	8.33%
Bloomberg Commodity Total Return Index	4.07%	13.74%	1.70%
FTSE / CoreCommodity CRB TR Index	3.88%	23.13%	4.35%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
*	Includes the Fund's maximum sales charge of 3.25%.
**	Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund's Investor shares, calculated using the fees and expenses of Class A shares.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$903,272,319
Number of Portfolio Holdings	63
Portfolio Turnover Rate#	7%
Total Advisory Fees Paid#	$3,457,106

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**^

*	Less than 0.005%.
**	As a percentage of net assets.
^	Derivatives are not reflected in amounts reported.

Holdings are subject to change

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/jcrix or upon request at 866-759-5679.

Fee Change: The maximum sales charge (load) imposed on purchases was reduced from 5.50% to 3.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/jcrix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-JCCSX-043025

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class C	FINANCIAL INVESTORS TRUST
JCRCX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCRCX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$96	1.92%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - Class C - NAV	-0.28%	14.20%	1.81%
ALPS | CoreCommodity Fund - Class C - Maximim deferred sales charge^^	-1.25%	14.20%	1.81%
Morningstar Global Markets Index#	11.03%	12.75%	8.33%
Bloomberg Commodity Total Return Index	4.07%	13.74%	1.70%
FTSE / CoreCommodity CRB TR Index	3.88%	23.13%	4.35%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
^^	Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$903,272,319
Number of Portfolio Holdings	63
Portfolio Turnover Rate#	7%
Total Advisory Fees Paid#	$3,457,106

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**^

*	Less than 0.005%.
**	As a percentage of net assets.
^	Derivatives are not reflected in amounts reported.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/jcrix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-JCRCX-043025

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I	FINANCIAL INVESTORS TRUST
JCRIX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCRIX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$51	1.02%
Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - Class I - NAV	0.56%	15.21%	2.74%
Morningstar Global Markets Index#	11.03%	12.75%	8.33%
Bloomberg Commodity Total Return Index	4.07%	13.74%	1.70%
FTSE / CoreCommodity CRB TR Index	3.88%	23.13%	4.35%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$903,272,319
Number of Portfolio Holdings	63
Portfolio Turnover Rate#	7%
Total Advisory Fees Paid#	$3,457,106

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**^

*	Less than 0.005%.
**	As a percentage of net assets.
^	Derivatives are not reflected in amounts reported.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/jcrix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-JCRIX-043025

ALPS | Kotak India ESG Fund - Investor Shares	FINANCIAL INVESTORS TRUST
INDAX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS | Kotak India ESG Fund (the "Fund" or "INDAX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$61	1.23%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	10 Year
ALPS | Kotak India ESG Fund - Investor - NAV	5.58%	16.15%	8.20%
MSCI India Index (Net Total Return)#***	4.24%	18.06%	9.08%
Morningstar India Index	3.10%	19.86%	10.23%
MSCI India Index (Gross Total Return)	5.37%	18.69%	9.37%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
***	Effective September 20, 2024 , the MSCI India Index (Net Total Return) replaced the MSCI India Index (Gross Total Return) as the Fund's broad-based securities market index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index is more representative of the Fund's investment profile.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$380,173,531
Number of Portfolio Holdings	39
Portfolio Turnover Rate#	32%
Total Advisory Fees Paid#	$1,004,730

#	During the period.

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	9.80%
HDFC Bank, Ltd.	7.03%
Reliance Industries, Ltd.	6.95%
Bharti Airtel, Ltd.	4.76%
Bajaj Finance, Ltd.	4.45%
Cognizant Technology Solutions Corp.	4.18%
Axis Bank, Ltd.	4.16%
Tech Mahindra, Ltd.	3.83%
InterGlobe Aviation, Ltd.	3.44%
Mahindra & Mahindra, Ltd.	3.41%
Total % of Top 10 Holdings	52.01%
Sector Allocation**

Financials	30.01%
Consumer Discretionary	13.92%
Information Technology	10.07%
Health Care	8.76%
Industrials	8.46%
Communication Services	8.30%
Energy	6.95%
Materials	6.11%
Real Estate	3.75%
Consumer Staples	3.46%
Cash, Cash Equivalents, & Other Net Assets	0.21%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/indix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-INDAX-043025

ALPS | Kotak India ESG Fund - Class A	FINANCIAL INVESTORS TRUST
INAAX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS | Kotak India ESG Fund (the "Fund" or "INAAX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$58	1.18%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	10 Year
ALPS | Kotak India ESG Fund - A - NAV**	5.65%	16.18%	8.19%
ALPS | Kotak India ESG Fund - A -Maximum sales charge (load)*^	-0.15%	14.87%	7.58%
MSCI India Index (Net Total Return)#***	4.24%	18.06%	9.08%
Morningstar India Index	3.10%	19.86%	10.23%
MSCI India Index (Gross Total Return)	5.37%	18.69%	9.37%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
*	Includes the Fund's maximum sales charge of 3.25%.
**	Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund's Investor shares, calculated using the fees and expenses of Class A shares.
***	Effective September 20, 2024 , the MSCI India Index (Net Total Return) replaced the MSCI India Index (Gross Total Return) as the Fund's broad-based securities market index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index is more representative of the Fund's investment profile.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$380,173,531
Number of Portfolio Holdings	39
Portfolio Turnover Rate#	32%
Total Advisory Fees Paid#	$1,004,730

#	During the period.

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	9.80%
HDFC Bank, Ltd.	7.03%
Reliance Industries, Ltd.	6.95%
Bharti Airtel, Ltd.	4.76%
Bajaj Finance, Ltd.	4.45%
Cognizant Technology Solutions Corp.	4.18%
Axis Bank, Ltd.	4.16%
Tech Mahindra, Ltd.	3.83%
InterGlobe Aviation, Ltd.	3.44%
Mahindra & Mahindra, Ltd.	3.41%
Total % of Top 10 Holdings	52.01%
Sector Allocation**

Financials	30.01%
Consumer Discretionary	13.92%
Information Technology	10.07%
Health Care	8.76%
Industrials	8.46%
Communication Services	8.30%
Energy	6.95%
Materials	6.11%
Real Estate	3.75%
Consumer Staples	3.46%
Cash, Cash Equivalents, & Other Net Assets	0.21%

**	As a percentage of net assets.

Holdings are subject to change

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/indix or upon request at 866-759-5679.

Fee Change: The maximum sales charge (load) imposed on purchases was reduced from 5.50% to 3.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/indix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-INAAX-043025

ALPS | Kotak India ESG Fund - Class C	FINANCIAL INVESTORS TRUST
INFCX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS | Kotak India ESG Fund (the "Fund" or "INFCX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$97	1.97%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	10 Year
ALPS | Kotak India ESG Fund - C - NAV	4.79%	15.26%	7.40%
ALPS | Kotak India ESG Fund - C - Maximum deferred sales charge##	3.90%	15.26%	7.40%
MSCI India Index (Net Total Return)#***	4.24%	18.06%	9.08%
Morningstar India Index	3.10%	19.86%	10.23%
MSCI India Index (Gross Total Return)	5.37%	18.69%	9.37%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
##	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.
***	Effective September 20, 2024 , the MSCI India Index (Net Total Return) replaced the MSCI India Index (Gross Total Return) as the Fund's broad-based securities market index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index is more representative of the Fund's investment profile.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$380,173,531
Number of Portfolio Holdings	39
Portfolio Turnover Rate#	32%
Total Advisory Fees Paid#	$1,004,730

#	During the period.

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	9.80%
HDFC Bank, Ltd.	7.03%
Reliance Industries, Ltd.	6.95%
Bharti Airtel, Ltd.	4.76%
Bajaj Finance, Ltd.	4.45%
Cognizant Technology Solutions Corp.	4.18%
Axis Bank, Ltd.	4.16%
Tech Mahindra, Ltd.	3.83%
InterGlobe Aviation, Ltd.	3.44%
Mahindra & Mahindra, Ltd.	3.41%
Total % of Top 10 Holdings	52.01%
Sector Allocation**

Financials	30.01%
Consumer Discretionary	13.92%
Information Technology	10.07%
Health Care	8.76%
Industrials	8.46%
Communication Services	8.30%
Energy	6.95%
Materials	6.11%
Real Estate	3.75%
Consumer Staples	3.46%
Cash, Cash Equivalents, & Other Net Assets	0.21%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/indix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-INFCX-043025

ALPS | Kotak India ESG Fund - Class I	FINANCIAL INVESTORS TRUST
INDIX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS | Kotak India ESG Fund (the "Fund" or "INDIX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$46	0.94%
Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	10 Year
ALPS | Kotak India ESG Fund - I - NAV	5.88%	16.42%	8.48%
MSCI India Index (Net Total Return)#***	4.24%	18.06%	9.08%
Morningstar India Index	3.10%	19.86%	10.23%
MSCI India Index (Gross Total Return)	5.37%	18.69%	9.37%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
***	Effective September 20, 2024 , the MSCI India Index (Net Total Return) replaced the MSCI India Index (Gross Total Return) as the Fund's broad-based securities market index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index is more representative of the Fund's investment profile.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$380,173,531
Number of Portfolio Holdings	39
Portfolio Turnover Rate#	32%
Total Advisory Fees Paid#	$1,004,730

#	During the period.

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	9.80%
HDFC Bank, Ltd.	7.03%
Reliance Industries, Ltd.	6.95%
Bharti Airtel, Ltd.	4.76%
Bajaj Finance, Ltd.	4.45%
Cognizant Technology Solutions Corp.	4.18%
Axis Bank, Ltd.	4.16%
Tech Mahindra, Ltd.	3.83%
InterGlobe Aviation, Ltd.	3.44%
Mahindra & Mahindra, Ltd.	3.41%
Total % of Top 10 Holdings	52.01%
Sector Allocation**

Financials	30.01%
Consumer Discretionary	13.92%
Information Technology	10.07%
Health Care	8.76%
Industrials	8.46%
Communication Services	8.30%
Energy	6.95%
Materials	6.11%
Real Estate	3.75%
Consumer Staples	3.46%
Cash, Cash Equivalents, & Other Net Assets	0.21%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/indix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-INDIX-043025

ALPS | Kotak India ESG Fund - Class II	FINANCIAL INVESTORS TRUST
INDSX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS | Kotak India ESG Fund (the "Fund" or "INDSX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$37	0.75%
Comparison of change in value of a $10,000,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	10 Year
ALPS | Kotak India ESG Fund - II - NAV^^	6.06%	16.68%	8.61%
MSCI India Index (Net Total Return)#***	4.24%	18.06%	9.08%
Morningstar India Index	3.10%	19.86%	10.23%
MSCI India Index (Gross Total Return)	5.37%	18.69%	9.37%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
***	Effective September 20, 2024 , the MSCI India Index (Net Total Return) replaced the MSCI India Index (Gross Total Return) as the Fund's broad-based securities market index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index is more representative of the Fund's investment profile.
^^	Performance shown for Class II shares prior to December 19, 2019 reflects the historical performance of the Fund's Class I shares, calculated using the fees and expenses of Class II shares.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$380,173,531
Number of Portfolio Holdings	39
Portfolio Turnover Rate#	32%
Total Advisory Fees Paid#	$1,004,730

#	During the period.

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	9.80%
HDFC Bank, Ltd.	7.03%
Reliance Industries, Ltd.	6.95%
Bharti Airtel, Ltd.	4.76%
Bajaj Finance, Ltd.	4.45%
Cognizant Technology Solutions Corp.	4.18%
Axis Bank, Ltd.	4.16%
Tech Mahindra, Ltd.	3.83%
InterGlobe Aviation, Ltd.	3.44%
Mahindra & Mahindra, Ltd.	3.41%
Total % of Top 10 Holdings	52.01%
Sector Allocation**

Financials	30.01%
Consumer Discretionary	13.92%
Information Technology	10.07%
Health Care	8.76%
Industrials	8.46%
Communication Services	8.30%
Energy	6.95%
Materials	6.11%
Real Estate	3.75%
Consumer Staples	3.46%
Cash, Cash Equivalents, & Other Net Assets	0.21%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/indix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-INDSX-043025

ALPS Global Opportunity Fund - Investor Shares	FINANCIAL INVESTORS TRUST
LPEFX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPEFX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$78	1.58%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - Investor - NAV	10.39%	12.97%	8.23%
Morningstar Developed Markets Index#	11.59%	13.48%	8.97%
Red Rocks Global Listed Private Equity Index	9.90%	14.08%	7.96%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$60,269,610
Number of Portfolio Holdings	53
Portfolio Turnover Rate#	12%
Total Advisory Fees Paid#	$258,487

#	During the period.

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

3i Group PLC	6.54%
HgCapital Trust PLC	5.00%
Berkshire Hathaway, Inc.	4.80%
KKR & Co., Inc.	4.70%
Ares Management LP	4.44%
Brederode SA	3.80%
Apollo Global Management, Inc.	3.59%
Constellation Software, Inc.	3.57%
Blackstone, Inc.	3.14%
Costco Wholesale Corp.	3.14%
Total % of Top 10 Holdings	42.72%
Sector Allocation**

Financials	74.28%
Technology	9.42%
Industrials	6.45%
Consumer Staples	3.14%
Communications	1.91%
Consumer Discretionary	1.70%
Health Care	1.24%
Cash, Cash Equivalents, & Other Net Assets	1.86%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/lpeix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-LPEFX-043025

ALPS Global Opportunity Fund - Class A	FINANCIAL INVESTORS TRUST
LPFAX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPFAX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$77	1.55%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - A - NAV**	10.30%	12.97%	8.23%
ALPS Global Opportunity Fund - A - Maximum sales charge (load)*^	4.29%	11.72%	7.62%
Morningstar Developed Markets Index#	11.59%	13.48%	8.97%
Red Rocks Global Listed Private Equity Index	9.90%	14.08%	7.96%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
*	Includes the Fund's maximum sales charge of 3.25%.
**	Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund's Investor shares, calculated using the fees and expenses of Class A shares.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$60,269,610
Number of Portfolio Holdings	53
Portfolio Turnover Rate#	12%
Total Advisory Fees Paid#	$258,487

#	During the period.

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

3i Group PLC	6.54%
HgCapital Trust PLC	5.00%
Berkshire Hathaway, Inc.	4.80%
KKR & Co., Inc.	4.70%
Ares Management LP	4.44%
Brederode SA	3.80%
Apollo Global Management, Inc.	3.59%
Constellation Software, Inc.	3.57%
Blackstone, Inc.	3.14%
Costco Wholesale Corp.	3.14%
Total % of Top 10 Holdings	42.72%
Sector Allocation**

Financials	74.28%
Technology	9.42%
Industrials	6.45%
Consumer Staples	3.14%
Communications	1.91%
Consumer Discretionary	1.70%
Health Care	1.24%
Cash, Cash Equivalents, & Other Net Assets	1.86%

**	As a percentage of net assets.

Holdings are subject to change

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/lpeix or upon request at 866-759-5679.

Fee Change: The maximum sales charge (load) imposed on purchases was reduced from 5.50% to 3.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/lpeix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-LPFAX-043025

ALPS Global Opportunity Fund - Class C	FINANCIAL INVESTORS TRUST
LPFCX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPFCX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$111	2.25%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - C - NAV	9.49%	12.12%	7.44%
ALPS Global Opportunity Fund - C - Maximim deferred sales charge^^	8.57%	12.12%	7.44%
Morningstar Developed Markets Index#	11.59%	13.48%	8.97%
Red Rocks Global Listed Private Equity Index	9.90%	14.08%	7.96%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
^^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$60,269,610
Number of Portfolio Holdings	53
Portfolio Turnover Rate#	12%
Total Advisory Fees Paid#	$258,487

#	During the period.

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

3i Group PLC	6.54%
HgCapital Trust PLC	5.00%
Berkshire Hathaway, Inc.	4.80%
KKR & Co., Inc.	4.70%
Ares Management LP	4.44%
Brederode SA	3.80%
Apollo Global Management, Inc.	3.59%
Constellation Software, Inc.	3.57%
Blackstone, Inc.	3.14%
Costco Wholesale Corp.	3.14%
Total % of Top 10 Holdings	42.72%
Sector Allocation**

Financials	74.28%
Technology	9.42%
Industrials	6.45%
Consumer Staples	3.14%
Communications	1.91%
Consumer Discretionary	1.70%
Health Care	1.24%
Cash, Cash Equivalents, & Other Net Assets	1.86%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/lpeix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-LPFCX-043025

ALPS Global Opportunity Fund - Class I	FINANCIAL INVESTORS TRUST
LPEIX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPEIX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$62	1.25%
Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - Institutional - NAV	10.64%	13.26%	8.51%
Morningstar Developed Markets Index#	11.59%	13.48%	8.97%
Red Rocks Global Listed Private Equity Index	9.90%	14.08%	7.96%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$60,269,610
Number of Portfolio Holdings	53
Portfolio Turnover Rate#	12%
Total Advisory Fees Paid#	$258,487

#	During the period.

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

3i Group PLC	6.54%
HgCapital Trust PLC	5.00%
Berkshire Hathaway, Inc.	4.80%
KKR & Co., Inc.	4.70%
Ares Management LP	4.44%
Brederode SA	3.80%
Apollo Global Management, Inc.	3.59%
Constellation Software, Inc.	3.57%
Blackstone, Inc.	3.14%
Costco Wholesale Corp.	3.14%
Total % of Top 10 Holdings	42.72%
Sector Allocation**

Financials	74.28%
Technology	9.42%
Industrials	6.45%
Consumer Staples	3.14%
Communications	1.91%
Consumer Discretionary	1.70%
Health Care	1.24%
Cash, Cash Equivalents, & Other Net Assets	1.86%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/lpeix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-LPEIX-043025

ALPS Global Opportunity Fund - Class R	FINANCIAL INVESTORS TRUST
LPERX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPERX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R	$87	1.75%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - Retirement - NAV	9.93%	12.73%	8.00%
Morningstar Developed Markets Index#	11.59%	13.48%	8.97%
Red Rocks Global Listed Private Equity Index	9.90%	14.08%	7.96%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$60,269,610
Number of Portfolio Holdings	53
Portfolio Turnover Rate#	12%
Total Advisory Fees Paid#	$258,487

#	During the period.

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

3i Group PLC	6.54%
HgCapital Trust PLC	5.00%
Berkshire Hathaway, Inc.	4.80%
KKR & Co., Inc.	4.70%
Ares Management LP	4.44%
Brederode SA	3.80%
Apollo Global Management, Inc.	3.59%
Constellation Software, Inc.	3.57%
Blackstone, Inc.	3.14%
Costco Wholesale Corp.	3.14%
Total % of Top 10 Holdings	42.72%
Sector Allocation**

Financials	74.28%
Technology	9.42%
Industrials	6.45%
Consumer Staples	3.14%
Communications	1.91%
Consumer Discretionary	1.70%
Health Care	1.24%
Cash, Cash Equivalents, & Other Net Assets	1.86%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/lpeix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-LPERX-043025

ALPS Balanced Opportunity Fund - Investor Class	FINANCIAL INVESTORS TRUST
ALIBX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS Balanced Opportunity Fund (formerly, ALPS | Smith Balanced Opportunity Fund) (the "Fund" or "ALIBX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$30	0.61%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - Investor - NAV	8.42%	7.01%
55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index	10.13%	6.31%
Bloomberg U.S. Aggregate Bond Index#	8.02%	-1.13%
Bloomberg U.S. 1000 TR Index#	11.61%	12.33%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$11,268,741
Number of Portfolio Holdings	62
Portfolio Turnover Rate#	28%
Total Advisory Fees Paid#*	($24,228)

#	During the period.
*	Represents reimbursement from the adviser to the Fund.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

*	represents less than 0.005%
**	As a percentage of net assets.

Holdings are subject to change

Top Ten Holdings**

ALPS | Smith Core Plus Bond ETF	38.56%
Amazon.com, Inc.	2.85%
Alphabet, Inc.	2.22%
Microsoft Corp.	2.12%
Meta Platforms, Inc.	2.03%
NVIDIA Corp.	1.71%
Vertex Pharmaceuticals, Inc.	1.63%
Mastercard, Inc.	1.56%
Johnson & Johnson	1.48%
Fortinet, Inc.	1.45%
Total % of Top 10 Holdings	55.61%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/alpbx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-ALIBX-043025

ALPS Balanced Opportunity Fund - Class A	FINANCIAL INVESTORS TRUST
ALABX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS Balanced Opportunity Fund (formerly, ALPS | Smith Balanced Opportunity Fund) (the "Fund" or "ALABX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$31	0.63%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - A - NAV	8.47%	7.02%
ALPS Balanced Opportunity Fund - A - Maximum sales charge (load)*^	4.91%	6.25%
55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index	10.13%	6.31%
Bloomberg U.S. Aggregate Bond Index#	8.02%	-1.13%
Bloomberg U.S. 1000 TR Index#	11.61%	12.33%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
*	Includes the Fund's maximum sales charge of 3.25%
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$11,268,741
Number of Portfolio Holdings	62
Portfolio Turnover Rate#	28%
Total Advisory Fees Paid#*	($24,228)

#	During the period.
*	Represents reimbursement from the adviser to the Fund.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

*	represents less than 0.005%
**	As a percentage of net assets.

Holdings are subject to change

Top Ten Holdings**

ALPS | Smith Core Plus Bond ETF	38.56%
Amazon.com, Inc.	2.85%
Alphabet, Inc.	2.22%
Microsoft Corp.	2.12%
Meta Platforms, Inc.	2.03%
NVIDIA Corp.	1.71%
Vertex Pharmaceuticals, Inc.	1.63%
Mastercard, Inc.	1.56%
Johnson & Johnson	1.48%
Fortinet, Inc.	1.45%
Total % of Top 10 Holdings	55.61%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/alpbx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-ALABX-043025

ALPS Balanced Opportunity Fund - Class C	FINANCIAL INVESTORS TRUST
ALCBX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS Balanced Opportunity Fund (formerly, ALPS | Smith Balanced Opportunity Fund) (the "Fund" or "ALCBX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$81	1.66%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - C - NAV	7.24%	6.13%
ALPS Balanced Opportunity Fund - C - Maximim deferred sales charge**	6.27%	6.13%
55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index#	10.13%	6.31%
Bloomberg U.S. Aggregate Bond Index#	8.02%	-1.13%
Bloomberg U.S. 1000 TR Index#	11.61%	12.33%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
**	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$11,268,741
Number of Portfolio Holdings	62
Portfolio Turnover Rate#	28%
Total Advisory Fees Paid#*	($24,228)

#	During the period.
*	Represents reimbursement from the adviser to the Fund.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

*	represents less than 0.005%
**	As a percentage of net assets.

Holdings are subject to change

Top Ten Holdings**

ALPS | Smith Core Plus Bond ETF	38.56%
Amazon.com, Inc.	2.85%
Alphabet, Inc.	2.22%
Microsoft Corp.	2.12%
Meta Platforms, Inc.	2.03%
NVIDIA Corp.	1.71%
Vertex Pharmaceuticals, Inc.	1.63%
Mastercard, Inc.	1.56%
Johnson & Johnson	1.48%
Fortinet, Inc.	1.45%
Total % of Top 10 Holdings	55.61%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/alpbx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-ALCBX-043025

ALPS Balanced Opportunity Fund - Class I	FINANCIAL INVESTORS TRUST
ALPBX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS Balanced Opportunity Fund (formerly, ALPS | Smith Balanced Opportunity Fund) (the "Fund" or "ALPBX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$32	0.66%
Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - I - NAV	8.30%	7.19%
55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index#	10.13%	6.31%
Bloomberg U.S. Aggregate Bond Index#	8.02%	-1.13%
Bloomberg U.S. 1000 TR Index#	11.61%	12.33%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$11,268,741
Number of Portfolio Holdings	62
Portfolio Turnover Rate#	28%
Total Advisory Fees Paid#*	($24,228)

#	During the period.
*	Represents reimbursement from the adviser to the Fund.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

*	represents less than 0.005%
**	As a percentage of net assets.

Holdings are subject to change

Top Ten Holdings**

ALPS | Smith Core Plus Bond ETF	38.56%
Amazon.com, Inc.	2.85%
Alphabet, Inc.	2.22%
Microsoft Corp.	2.12%
Meta Platforms, Inc.	2.03%
NVIDIA Corp.	1.71%
Vertex Pharmaceuticals, Inc.	1.63%
Mastercard, Inc.	1.56%
Johnson & Johnson	1.48%
Fortinet, Inc.	1.45%
Total % of Top 10 Holdings	55.61%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/alpbx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-ALPBX-043025

ALPS Asset Allocation Growth & Income - Investor Shares	FINANCIAL INVESTORS TRUST
RLGAX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS Asset Allocation Growth & Income (formerly, RiverFront Asset Allocation Growth & Income) (the "Fund" or "RLGAX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$24	0.48%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	10 Year
ALPS Asset Allocation Growth & Income - Investor - NAV	7.38%	7.88%	4.78%
Morningstar Global Markets Index#	11.03%	12.75%	8.33%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index	9.88%	7.37%	5.80%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$71,469,752
Number of Portfolio Holdings	12
Portfolio Turnover Rate#	88%

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	16.74%
SPDR Portfolio Aggregate Bond ETF	16.56%
ALPS Active Equity Opportunity ETF	13.27%
iShares Core MSCI International Developed Markets ETF	9.37%
Riverfront Strategic Income Fund	8.86%
Vanguard Total Stock Market ETF	6.47%
iShares® Core S&P 500® ETF	6.23%
SPDR Bloomberg 1-3 Month T-Bill ETF	5.30%
ALPS Electrification Infrastructure ETF	4.61%
RiverFront Dynamic Core Income ETF	4.28%
Total % of Top 10 Holdings	91.69%

**	As a percentage of net assets.

Holdings are subject to change

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/rliix or upon request at 866-759-5679.

Change to Fund Name: RiverFront Asset Allocation Growth & Income changed its name to ALPS Asset Allocation Growth & Income.

Termination of Sub-Adviser: Riverfront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.

Fee Change: The unitary administration fee changed from 0.25% to 0.20% of average daily net assets.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/rliix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-RLGAX-043025

ALPS Asset Allocation Growth & Income - Class A	FINANCIAL INVESTORS TRUST
RAGIX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS Asset Allocation Growth & Income (formerly, RiverFront Asset Allocation Growth & Income) (the "Fund" or "RAGIX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$24	0.48%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	10 Year
ALPS Asset Allocation Growth & Income - A - NAV**	7.39%	7.88%	4.78%
ALPS Asset Allocation Growth & Income - A - Maximum sales charge*^	1.50%	6.66%	4.19%
Morningstar Global Markets Index#	11.03%	12.75%	8.33%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index	9.88%	7.37%	5.80%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
*	Includes the Fund's maximum sales charge of 3.25%.
**	Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund's Investor shares, calculated using the fees and expenses of Class A shares.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$71,469,752
Number of Portfolio Holdings	12
Portfolio Turnover Rate#	88%

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	16.74%
SPDR Portfolio Aggregate Bond ETF	16.56%
ALPS Active Equity Opportunity ETF	13.27%
iShares Core MSCI International Developed Markets ETF	9.37%
Riverfront Strategic Income Fund	8.86%
Vanguard Total Stock Market ETF	6.47%
iShares® Core S&P 500® ETF	6.23%
SPDR Bloomberg 1-3 Month T-Bill ETF	5.30%
ALPS Electrification Infrastructure ETF	4.61%
RiverFront Dynamic Core Income ETF	4.28%
Total % of Top 10 Holdings	91.69%

**	As a percentage of net assets.

Holdings are subject to change

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/rliix or upon request at 866-759-5679.

Change to Fund Name: RiverFront Asset Allocation Growth & Income changed its name to ALPS Asset Allocation Growth & Income.

Termination of Sub-Adviser: Riverfront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.

Fee Changes: The maximum sales charge (load) imposed on purchases was reduced from 5.50% to 3.25%. The unitary administration fee changed from 0.25% to 0.20% of average daily net assets.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/rliix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-RAGIX-043025

ALPS Asset Allocation Growth & Income - Class C	FINANCIAL INVESTORS TRUST
RLGCX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS Asset Allocation Growth & Income (formerly, RiverFront Asset Allocation Growth & Income) (the "Fund" or "RLGCX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$61	1.23%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	10 Year
ALPS Asset Allocation Growth & Income - C - NAV	6.60%	7.10%	4.00%
ALPS Asset Allocation Growth & Income - C -Maximum deferred sales charge^^	5.60%	7.10%	4.00%
Morningstar Global Markets Index#	11.03%	12.75%	8.33%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index	9.88%	7.37%	5.80%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
^^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$71,469,752
Number of Portfolio Holdings	12
Portfolio Turnover Rate#	88%

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	16.74%
SPDR Portfolio Aggregate Bond ETF	16.56%
ALPS Active Equity Opportunity ETF	13.27%
iShares Core MSCI International Developed Markets ETF	9.37%
Riverfront Strategic Income Fund	8.86%
Vanguard Total Stock Market ETF	6.47%
iShares® Core S&P 500® ETF	6.23%
SPDR Bloomberg 1-3 Month T-Bill ETF	5.30%
ALPS Electrification Infrastructure ETF	4.61%
RiverFront Dynamic Core Income ETF	4.28%
Total % of Top 10 Holdings	91.69%

**	As a percentage of net assets.

Holdings are subject to change

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/rliix or upon request at 866-759-5679.

Change to Fund Name: RiverFront Asset Allocation Growth & Income changed its name to ALPS Asset Allocation Growth & Income.

Termination of Sub-Adviser: Riverfront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.

Fee Change: The unitary administration fee changed from 0.25% to 0.20% of average daily net assets.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/rliix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-RLGCX-043025

ALPS Asset Allocation Growth & Income - Class I	FINANCIAL INVESTORS TRUST
RLIIX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS Asset Allocation Growth & Income (formerly, RiverFront Asset Allocation Growth & Income) (the "Fund" or "RLIIX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$11	0.23%
Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	10 Year
ALPS Asset Allocation Growth & Income - I - NAV	7.66%	8.15%	5.04%
Morningstar Global Markets Index#	11.03%	12.75%	8.33%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index	9.88%	7.37%	5.80%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$71,469,752
Number of Portfolio Holdings	12
Portfolio Turnover Rate#	88%

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	16.74%
SPDR Portfolio Aggregate Bond ETF	16.56%
ALPS Active Equity Opportunity ETF	13.27%
iShares Core MSCI International Developed Markets ETF	9.37%
Riverfront Strategic Income Fund	8.86%
Vanguard Total Stock Market ETF	6.47%
iShares® Core S&P 500® ETF	6.23%
SPDR Bloomberg 1-3 Month T-Bill ETF	5.30%
ALPS Electrification Infrastructure ETF	4.61%
RiverFront Dynamic Core Income ETF	4.28%
Total % of Top 10 Holdings	91.69%

**	As a percentage of net assets.

Holdings are subject to change

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/rliix or upon request at 866-759-5679.

Change to Fund Name: RiverFront Asset Allocation Growth & Income changed its name to ALPS Asset Allocation Growth & Income.

Termination of Sub-Adviser: Riverfront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.

Fee Change: The unitary administration fee changed from 0.25% to 0.20% of average daily net assets.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/rliix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-RLIIX-043025

ALPS | Smith Short Duration Bond Fund - Investor Shares	FINANCIAL INVESTORS TRUST
SMRSX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMRSX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$40	0.79%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - Investor - NAV	6.27%	2.44%	2.94%
Bloomberg 1-3 Year US Government/Credit Index	6.76%	1.59%	2.32%
Bloomberg US Government/ Credit Index#	7.66%	-0.70%	1.89%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$617,878,427
Number of Portfolio Holdings	157
Portfolio Turnover Rate#	57%
Total Advisory Fees Paid#	$861,127

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 4.125% 01/31/2027	5.33%
U.S. Treasury Note 3.50% 09/30/2029	4.29%
U.S. Treasury Note 4.50% 05/15/2027	3.98%
U.S. Treasury Note 4.25% 03/15/2027	3.84%
U.S. Treasury Note 4.125% 10/31/2029	3.79%
U.S. Treasury Note 4.50% 04/15/2027	3.68%
U.S. Treasury Note 4.25% 01/31/2030	2.91%
United States Treasury Inflation Indexed Bonds 1.625% 10/15/2029	2.56%
U.S. Treasury Note 4.00% 03/31/2030	2.46%
U.S. Treasury Note 4.25% 01/15/2028	2.43%
Total % of Top 10 Holdings	35.27%
Industry Allocation**

Sovereign	39.89%
Banks	12.32%
Diversified Finan Serv	5.61%
Auto Manufacturers	4.72%
Oil&Gas	3.43%
Aerospace/Defense	3.40%
Electric	3.22%
Healthcare-Products	3.10%
Pipelines	2.90%
Food	2.51%
Commercial Services	1.47%
Biotechnology	1.36%
Lodging	1.30%
Software	1.22%
Semiconductors	1.15%
Healthcare-Services	1.15%
Beverages	1.14%
Iron/Steel	1.07%
Mortgage Securities	1.06%
Other Industries (each less than 1%)	7.25%
Cash, Cash Equivalents, & Other Net Assets	0.74%
Total	100.00%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smdsx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-SMRSX-043025

ALPS | Smith Short Duration Bond Fund - Class A	FINANCIAL INVESTORS TRUST
SMASX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMASX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$38	0.75%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - A - NAV	6.29%	2.47%	2.95%
ALPS | Smith Short Duration Bond Fund - A -Maximum sales charge (load)*^	3.92%	1.32%	2.11%
Bloomberg 1-3 Year US Government/Credit Index	6.76%	1.59%	2.32%
Bloomberg US Government/ Credit Index#	7.66%	-0.70%	1.89%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
*	Includes the Fund's maximum sales charge of 2.25%.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$617,878,427
Number of Portfolio Holdings	157
Portfolio Turnover Rate#	57%
Total Advisory Fees Paid#	$861,127

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 4.125% 01/31/2027	5.33%
U.S. Treasury Note 3.50% 09/30/2029	4.29%
U.S. Treasury Note 4.50% 05/15/2027	3.98%
U.S. Treasury Note 4.25% 03/15/2027	3.84%
U.S. Treasury Note 4.125% 10/31/2029	3.79%
U.S. Treasury Note 4.50% 04/15/2027	3.68%
U.S. Treasury Note 4.25% 01/31/2030	2.91%
United States Treasury Inflation Indexed Bonds 1.625% 10/15/2029	2.56%
U.S. Treasury Note 4.00% 03/31/2030	2.46%
U.S. Treasury Note 4.25% 01/15/2028	2.43%
Total % of Top 10 Holdings	35.27%
Industry Allocation**

Sovereign	39.89%
Banks	12.32%
Diversified Finan Serv	5.61%
Auto Manufacturers	4.72%
Oil&Gas	3.43%
Aerospace/Defense	3.40%
Electric	3.22%
Healthcare-Products	3.10%
Pipelines	2.90%
Food	2.51%
Commercial Services	1.47%
Biotechnology	1.36%
Lodging	1.30%
Software	1.22%
Semiconductors	1.15%
Healthcare-Services	1.15%
Beverages	1.14%
Iron/Steel	1.07%
Mortgage Securities	1.06%
Other Industries (each less than 1%)	7.25%
Cash, Cash Equivalents, & Other Net Assets	0.74%
Total	100.00%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smdsx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-SMASX-043025

ALPS | Smith Short Duration Bond Fund - Class C	FINANCIAL INVESTORS TRUST
SMCMX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMCMX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$75	1.49%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - C - NAV	5.56%	1.71%	2.20%
ALPS | Smith Short Duration Bond Fund - C - Maximim deferred sales charge**	4.56%	1.71%	2.20%
Bloomberg 1-3 Year US Government/Credit Index	6.76%	1.59%	2.32%
Bloomberg US Government/ Credit Index#	7.66%	-0.70%	1.89%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
**	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$617,878,427
Number of Portfolio Holdings	157
Portfolio Turnover Rate#	57%
Total Advisory Fees Paid#	$861,127

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 4.125% 01/31/2027	5.33%
U.S. Treasury Note 3.50% 09/30/2029	4.29%
U.S. Treasury Note 4.50% 05/15/2027	3.98%
U.S. Treasury Note 4.25% 03/15/2027	3.84%
U.S. Treasury Note 4.125% 10/31/2029	3.79%
U.S. Treasury Note 4.50% 04/15/2027	3.68%
U.S. Treasury Note 4.25% 01/31/2030	2.91%
United States Treasury Inflation Indexed Bonds 1.625% 10/15/2029	2.56%
U.S. Treasury Note 4.00% 03/31/2030	2.46%
U.S. Treasury Note 4.25% 01/15/2028	2.43%
Total % of Top 10 Holdings	35.27%
Industry Allocation**

Sovereign	39.89%
Banks	12.32%
Diversified Finan Serv	5.61%
Auto Manufacturers	4.72%
Oil&Gas	3.43%
Aerospace/Defense	3.40%
Electric	3.22%
Healthcare-Products	3.10%
Pipelines	2.90%
Food	2.51%
Commercial Services	1.47%
Biotechnology	1.36%
Lodging	1.30%
Software	1.22%
Semiconductors	1.15%
Healthcare-Services	1.15%
Beverages	1.14%
Iron/Steel	1.07%
Mortgage Securities	1.06%
Other Industries (each less than 1%)	7.25%
Cash, Cash Equivalents, & Other Net Assets	0.74%
Total	100.00%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smdsx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-SMCMX-043025

ALPS | Smith Short Duration Bond Fund - Class I	FINANCIAL INVESTORS TRUST
SMDSX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMDSX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$25	0.49%
Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - I - NAV	6.59%	2.73%	3.23%
Bloomberg 1-3 Year US Government/Credit Index	6.76%	1.59%	2.32%
Bloomberg US Government/ Credit Index#	7.66%	-0.70%	1.89%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$617,878,427
Number of Portfolio Holdings	157
Portfolio Turnover Rate#	57%
Total Advisory Fees Paid#	$861,127

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 4.125% 01/31/2027	5.33%
U.S. Treasury Note 3.50% 09/30/2029	4.29%
U.S. Treasury Note 4.50% 05/15/2027	3.98%
U.S. Treasury Note 4.25% 03/15/2027	3.84%
U.S. Treasury Note 4.125% 10/31/2029	3.79%
U.S. Treasury Note 4.50% 04/15/2027	3.68%
U.S. Treasury Note 4.25% 01/31/2030	2.91%
United States Treasury Inflation Indexed Bonds 1.625% 10/15/2029	2.56%
U.S. Treasury Note 4.00% 03/31/2030	2.46%
U.S. Treasury Note 4.25% 01/15/2028	2.43%
Total % of Top 10 Holdings	35.27%
Industry Allocation**

Sovereign	39.89%
Banks	12.32%
Diversified Finan Serv	5.61%
Auto Manufacturers	4.72%
Oil&Gas	3.43%
Aerospace/Defense	3.40%
Electric	3.22%
Healthcare-Products	3.10%
Pipelines	2.90%
Food	2.51%
Commercial Services	1.47%
Biotechnology	1.36%
Lodging	1.30%
Software	1.22%
Semiconductors	1.15%
Healthcare-Services	1.15%
Beverages	1.14%
Iron/Steel	1.07%
Mortgage Securities	1.06%
Other Industries (each less than 1%)	7.25%
Cash, Cash Equivalents, & Other Net Assets	0.74%
Total	100.00%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smdsx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-SMDSX-043025

ALPS | Smith Total Return Bond Fund - Investor Shares	FINANCIAL INVESTORS TRUST
SMTRX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMTRX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$45	0.89%
Comparison of change in value of a $10,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - Investor - NAV	7.48%	0.46%	2.60%
Bloomberg US Aggregate Bond Index#	8.02%	-0.67%	1.70%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,223,032,369
Number of Portfolio Holdings	1,619
Portfolio Turnover Rate#	75%
Total Advisory Fees Paid#	$6,350,722

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Government Bond	36.07%
Corporate Bond	34.70%
Mortgage-Backed Securities	14.87%
Collateralized Mortgage Obligations	8.33%
Preferred Stock	2.77%
Commercial Mortgage-Backed Securities	1.61%
Bank Loan	0.78%
Cash, Cash Equivalents, & Other Net Assets	0.87%
Top Ten Holdings**

U.S. Treasury Bond 4.125% 08/15/2044	4.52%
U.S. Treasury Bond 4.125% 10/31/2029	4.13%
U.S. Treasury Bond 4.625% 02/15/2055	3.94%
United States Treasury Inflation Indexed Bonds 2.125% 01/15/2035	3.79%
U.S. Treasury Bond 4.25% 11/15/2034	3.35%
U.S. Treasury Note 4.625% 02/15/2035	2.89%
U.S. Treasury Bond 4.25% 01/31/2030	2.87%
U.S. Treasury Note 4.125% 11/30/2029	2.46%
U.S. Treasury Bond 4.50% 11/15/2054	1.96%
United States Treasury Inflation Indexed Bonds 2.125% 02/15/2054	1.46%
Total % of Top 10 Holdings	31.37%
Industry Allocation**

Sovereign	36.66%
Mortgage Securities	24.81%
Banks	7.15%
Aerospace/Defense	4.17%
Food	2.92%
Pipelines	2.86%
Diversified Finan Serv	2.64%
Oil&Gas	2.33%
Media	1.58%
Biotechnology	1.51%
Auto Manufacturers	1.38%
Healthcare-Products	1.30%
Healthcare-Services	1.04%
Electric	1.00%
Other Industries (each less than 1%)	7.77%
Cash, Cash Equivalents, & Other Net Assets	0.87%
Total	100.00%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smthx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-SMTRX-043025

ALPS | Smith Total Return Bond Fund - Class A	FINANCIAL INVESTORS TRUST
SMAMX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMAMX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$45	0.90%
Comparison of change in value of a $10,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - A - NAV	7.39%	0.44%	2.60%
ALPS | Smith Total Return Bond Fund - A - Maximum sales charge (load)*^	4.93%	-0.69%	1.75%
Bloomberg US Aggregate Bond Index#	8.02%	-0.67%	1.70%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
*	Includes the Fund's maximum sales charge of 2.25%.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,223,032,369
Number of Portfolio Holdings	1,619
Portfolio Turnover Rate#	75%
Total Advisory Fees Paid#	$6,350,722

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Government Bond	36.07%
Corporate Bond	34.70%
Mortgage-Backed Securities	14.87%
Collateralized Mortgage Obligations	8.33%
Preferred Stock	2.77%
Commercial Mortgage-Backed Securities	1.61%
Bank Loan	0.78%
Cash, Cash Equivalents, & Other Net Assets	0.87%
Top Ten Holdings**

U.S. Treasury Bond 4.125% 08/15/2044	4.52%
U.S. Treasury Bond 4.125% 10/31/2029	4.13%
U.S. Treasury Bond 4.625% 02/15/2055	3.94%
United States Treasury Inflation Indexed Bonds 2.125% 01/15/2035	3.79%
U.S. Treasury Bond 4.25% 11/15/2034	3.35%
U.S. Treasury Note 4.625% 02/15/2035	2.89%
U.S. Treasury Bond 4.25% 01/31/2030	2.87%
U.S. Treasury Note 4.125% 11/30/2029	2.46%
U.S. Treasury Bond 4.50% 11/15/2054	1.96%
United States Treasury Inflation Indexed Bonds 2.125% 02/15/2054	1.46%
Total % of Top 10 Holdings	31.37%
Industry Allocation**

Sovereign	36.66%
Mortgage Securities	24.81%
Banks	7.15%
Aerospace/Defense	4.17%
Food	2.92%
Pipelines	2.86%
Diversified Finan Serv	2.64%
Oil&Gas	2.33%
Media	1.58%
Biotechnology	1.51%
Auto Manufacturers	1.38%
Healthcare-Products	1.30%
Healthcare-Services	1.04%
Electric	1.00%
Other Industries (each less than 1%)	7.77%
Cash, Cash Equivalents, & Other Net Assets	0.87%
Total	100.00%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smthx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-SMAMX-043025

ALPS | Smith Total Return Bond Fund - Class C	FINANCIAL INVESTORS TRUST
SMCHX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMCHX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$80	1.59%
Comparison of change in value of a $10,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - C - NAV	6.68%	-0.26%	1.87%
ALPS | Smith Total Return Bond Fund - C - Maximim deferred sales charge**	5.68%	-0.26%	1.87%
Bloomberg US Aggregate Bond Index#	8.02%	-0.67%	1.70%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
**	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,223,032,369
Number of Portfolio Holdings	1,619
Portfolio Turnover Rate#	75%
Total Advisory Fees Paid#	$6,350,722

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Government Bond	36.07%
Corporate Bond	34.70%
Mortgage-Backed Securities	14.87%
Collateralized Mortgage Obligations	8.33%
Preferred Stock	2.77%
Commercial Mortgage-Backed Securities	1.61%
Bank Loan	0.78%
Cash, Cash Equivalents, & Other Net Assets	0.87%
Top Ten Holdings**

U.S. Treasury Bond 4.125% 08/15/2044	4.52%
U.S. Treasury Bond 4.125% 10/31/2029	4.13%
U.S. Treasury Bond 4.625% 02/15/2055	3.94%
United States Treasury Inflation Indexed Bonds 2.125% 01/15/2035	3.79%
U.S. Treasury Bond 4.25% 11/15/2034	3.35%
U.S. Treasury Note 4.625% 02/15/2035	2.89%
U.S. Treasury Bond 4.25% 01/31/2030	2.87%
U.S. Treasury Note 4.125% 11/30/2029	2.46%
U.S. Treasury Bond 4.50% 11/15/2054	1.96%
United States Treasury Inflation Indexed Bonds 2.125% 02/15/2054	1.46%
Total % of Top 10 Holdings	31.37%
Industry Allocation**

Sovereign	36.66%
Mortgage Securities	24.81%
Banks	7.15%
Aerospace/Defense	4.17%
Food	2.92%
Pipelines	2.86%
Diversified Finan Serv	2.64%
Oil&Gas	2.33%
Media	1.58%
Biotechnology	1.51%
Auto Manufacturers	1.38%
Healthcare-Products	1.30%
Healthcare-Services	1.04%
Electric	1.00%
Other Industries (each less than 1%)	7.77%
Cash, Cash Equivalents, & Other Net Assets	0.87%
Total	100.00%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smthx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-SMCHX-043025

ALPS | Smith Total Return Bond Fund - Class I	FINANCIAL INVESTORS TRUST
SMTHX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMTHX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$30	0.59%
Comparison of change in value of a $100,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - I - NAV	7.74%	0.72%	2.88%
Bloomberg US Aggregate Bond Index#	8.02%	-0.67%	1.70%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,223,032,369
Number of Portfolio Holdings	1,619
Portfolio Turnover Rate#	75%
Total Advisory Fees Paid#	$6,350,722

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Government Bond	36.07%
Corporate Bond	34.70%
Mortgage-Backed Securities	14.87%
Collateralized Mortgage Obligations	8.33%
Preferred Stock	2.77%
Commercial Mortgage-Backed Securities	1.61%
Bank Loan	0.78%
Cash, Cash Equivalents, & Other Net Assets	0.87%
Top Ten Holdings**

U.S. Treasury Bond 4.125% 08/15/2044	4.52%
U.S. Treasury Bond 4.125% 10/31/2029	4.13%
U.S. Treasury Bond 4.625% 02/15/2055	3.94%
United States Treasury Inflation Indexed Bonds 2.125% 01/15/2035	3.79%
U.S. Treasury Bond 4.25% 11/15/2034	3.35%
U.S. Treasury Note 4.625% 02/15/2035	2.89%
U.S. Treasury Bond 4.25% 01/31/2030	2.87%
U.S. Treasury Note 4.125% 11/30/2029	2.46%
U.S. Treasury Bond 4.50% 11/15/2054	1.96%
United States Treasury Inflation Indexed Bonds 2.125% 02/15/2054	1.46%
Total % of Top 10 Holdings	31.37%
Industry Allocation**

Sovereign	36.66%
Mortgage Securities	24.81%
Banks	7.15%
Aerospace/Defense	4.17%
Food	2.92%
Pipelines	2.86%
Diversified Finan Serv	2.64%
Oil&Gas	2.33%
Media	1.58%
Biotechnology	1.51%
Auto Manufacturers	1.38%
Healthcare-Products	1.30%
Healthcare-Services	1.04%
Electric	1.00%
Other Industries (each less than 1%)	7.77%
Cash, Cash Equivalents, & Other Net Assets	0.87%
Total	100.00%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smthx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-SMTHX-043025

ALPS | Smith Credit Opportunities Fund - Investor Class	FINANCIAL INVESTORS TRUST
SMCVX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCVX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$44	0.89%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - Investor - NAV	6.26%	2.18%
50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index	8.37%	1.66%
Bloomberg U.S. Aggregate Bond Index#	8.02%	-1.13%
Bloomberg U.S. Corporate HY Bond Index	8.69%	4.47%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$146,383,706
Number of Portfolio Holdings	271
Portfolio Turnover Rate#	80%
Total Advisory Fees Paid#	$517,785

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	63.57%
Government Bond	12.56%
Bank Loan	6.39%
Collateralized Mortgage Obligations	5.25%
Preferred Stock	4.05%
Mortgage-Backed Securities	2.43%
Commercial Mortgage-Backed Securities	1.69%
Cash, Cash Equivalents, & Other Net Assets	4.05%
Top Ten Holdings**

U.S. Treasury Bond 4.625% 02/15/2055	3.65%
U.S. Treasury Note 3.875% 03/31/2027	1.97%
U.S. Treasury Bond 4.125% 08/15/2044	1.86%
Chobani LLC 1M SOFR + 2.50% 10/25/2027	1.62%
U.S. Treasury Bond 4.50% 11/15/2054	1.55%
National Rural Utilities Cooperative Finance Corp. 3M US SOFR + 3.17% 04/30/2043	1.49%
TransDigm, Inc. 3M US SOFR + 3.25% 02/28/2031	1.48%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc. 10.00% 02/15/2031	1.48%
Foundry JV Holdco LLC 6.10% 01/25/2036	1.44%
Boeing Co. 7.01% 05/01/2064	1.43%
Total % of Top 10 Holdings	17.97%
Industry Allocation**

Sovereign	12.88%
Oil&Gas	9.41%
Mortgage Securities	9.37%
Banks	7.46%
Aerospace/Defense	5.05%
Pipelines	4.90%
Food	4.84%
Leisure Time	4.74%
Media	4.30%
Entertainment	4.01%
Diversified Finan Serv	3.15%
Real Estate	2.95%
Retail	2.77%
Electric	1.83%
Environmental Control	1.73%
Semiconductors	1.44%
Pharmaceuticals	1.40%
Healthcare-Services	1.40%
Commercial Services	1.19%
Airlines	1.13%
Advertising	1.06%
Other Industries (each less than 1%)	8.92%
Cash, Cash Equivalents, & Other Net Assets	4.05%
Total	100.00%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smcrx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-SMCVX-043025

ALPS | Smith Credit Opportunities Fund - Class A	FINANCIAL INVESTORS TRUST
SMCAX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCAX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$43	0.86%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - A - NAV	6.31%	2.07%
ALPS | Smith Credit Opportunities Fund - A - Maximum sales charge (load)*^	3.88%	1.57%
50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index	8.37%	1.66%
Bloomberg U.S. Aggregate Bond Index#	8.02%	-1.13%
Bloomberg U.S. Corporate HY Bond Index	8.69%	4.47%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
*	Includes the Fund's maximum sales charge of 2.25%.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$146,383,706
Number of Portfolio Holdings	271
Portfolio Turnover Rate#	80%
Total Advisory Fees Paid#	$517,785

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	63.57%
Government Bond	12.56%
Bank Loan	6.39%
Collateralized Mortgage Obligations	5.25%
Preferred Stock	4.05%
Mortgage-Backed Securities	2.43%
Commercial Mortgage-Backed Securities	1.69%
Cash, Cash Equivalents, & Other Net Assets	4.05%
Top Ten Holdings**

U.S. Treasury Bond 4.625% 02/15/2055	3.65%
U.S. Treasury Note 3.875% 03/31/2027	1.97%
U.S. Treasury Bond 4.125% 08/15/2044	1.86%
Chobani LLC 1M SOFR + 2.50% 10/25/2027	1.62%
U.S. Treasury Bond 4.50% 11/15/2054	1.55%
National Rural Utilities Cooperative Finance Corp. 3M US SOFR + 3.17% 04/30/2043	1.49%
TransDigm, Inc. 3M US SOFR + 3.25% 02/28/2031	1.48%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc. 10.00% 02/15/2031	1.48%
Foundry JV Holdco LLC 6.10% 01/25/2036	1.44%
Boeing Co. 7.01% 05/01/2064	1.43%
Total % of Top 10 Holdings	17.97%
Industry Allocation**

Sovereign	12.88%
Oil&Gas	9.41%
Mortgage Securities	9.37%
Banks	7.46%
Aerospace/Defense	5.05%
Pipelines	4.90%
Food	4.84%
Leisure Time	4.74%
Media	4.30%
Entertainment	4.01%
Diversified Finan Serv	3.15%
Real Estate	2.95%
Retail	2.77%
Electric	1.83%
Environmental Control	1.73%
Semiconductors	1.44%
Pharmaceuticals	1.40%
Healthcare-Services	1.40%
Commercial Services	1.19%
Airlines	1.13%
Advertising	1.06%
Other Industries (each less than 1%)	8.92%
Cash, Cash Equivalents, & Other Net Assets	4.05%
Total	100.00%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smcrx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-SMCAX-043025

ALPS | Smith Credit Opportunities Fund - Class C	FINANCIAL INVESTORS TRUST
SMCCX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCCX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$94	1.90%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - C - NAV	5.12%	1.23%
ALPS | Smith Credit Opportunities Fund - C - Maximim deferred sales charge##	4.12%	1.23%
50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index	8.37%	1.66%
Bloomberg U.S. Aggregate Bond Index#	8.02%	-1.13%
Bloomberg U.S. Corporate HY Bond Index	8.69%	4.47%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.
##	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$146,383,706
Number of Portfolio Holdings	271
Portfolio Turnover Rate#	80%
Total Advisory Fees Paid#	$517,785

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	63.57%
Government Bond	12.56%
Bank Loan	6.39%
Collateralized Mortgage Obligations	5.25%
Preferred Stock	4.05%
Mortgage-Backed Securities	2.43%
Commercial Mortgage-Backed Securities	1.69%
Cash, Cash Equivalents, & Other Net Assets	4.05%
Top Ten Holdings**

U.S. Treasury Bond 4.625% 02/15/2055	3.65%
U.S. Treasury Note 3.875% 03/31/2027	1.97%
U.S. Treasury Bond 4.125% 08/15/2044	1.86%
Chobani LLC 1M SOFR + 2.50% 10/25/2027	1.62%
U.S. Treasury Bond 4.50% 11/15/2054	1.55%
National Rural Utilities Cooperative Finance Corp. 3M US SOFR + 3.17% 04/30/2043	1.49%
TransDigm, Inc. 3M US SOFR + 3.25% 02/28/2031	1.48%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc. 10.00% 02/15/2031	1.48%
Foundry JV Holdco LLC 6.10% 01/25/2036	1.44%
Boeing Co. 7.01% 05/01/2064	1.43%
Total % of Top 10 Holdings	17.97%
Industry Allocation**

Sovereign	12.88%
Oil&Gas	9.41%
Mortgage Securities	9.37%
Banks	7.46%
Aerospace/Defense	5.05%
Pipelines	4.90%
Food	4.84%
Leisure Time	4.74%
Media	4.30%
Entertainment	4.01%
Diversified Finan Serv	3.15%
Real Estate	2.95%
Retail	2.77%
Electric	1.83%
Environmental Control	1.73%
Semiconductors	1.44%
Pharmaceuticals	1.40%
Healthcare-Services	1.40%
Commercial Services	1.19%
Airlines	1.13%
Advertising	1.06%
Other Industries (each less than 1%)	8.92%
Cash, Cash Equivalents, & Other Net Assets	4.05%
Total	100.00%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smcrx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-SMCCX-043025

ALPS | Smith Credit Opportunities Fund - Class I	FINANCIAL INVESTORS TRUST
SMCRX	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCRX") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$45	0.90%
Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
	1 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - I - NAV	6.17%	2.25%
50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index	8.37%	1.66%
Bloomberg U.S. Aggregate Bond Index#	8.02%	-1.13%
Bloomberg U.S. Corporate HY Bond Index	8.69%	4.47%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$146,383,706
Number of Portfolio Holdings	271
Portfolio Turnover Rate#	80%
Total Advisory Fees Paid#	$517,785

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	63.57%
Government Bond	12.56%
Bank Loan	6.39%
Collateralized Mortgage Obligations	5.25%
Preferred Stock	4.05%
Mortgage-Backed Securities	2.43%
Commercial Mortgage-Backed Securities	1.69%
Cash, Cash Equivalents, & Other Net Assets	4.05%
Top Ten Holdings**

U.S. Treasury Bond 4.625% 02/15/2055	3.65%
U.S. Treasury Note 3.875% 03/31/2027	1.97%
U.S. Treasury Bond 4.125% 08/15/2044	1.86%
Chobani LLC 1M SOFR + 2.50% 10/25/2027	1.62%
U.S. Treasury Bond 4.50% 11/15/2054	1.55%
National Rural Utilities Cooperative Finance Corp. 3M US SOFR + 3.17% 04/30/2043	1.49%
TransDigm, Inc. 3M US SOFR + 3.25% 02/28/2031	1.48%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc. 10.00% 02/15/2031	1.48%
Foundry JV Holdco LLC 6.10% 01/25/2036	1.44%
Boeing Co. 7.01% 05/01/2064	1.43%
Total % of Top 10 Holdings	17.97%
Industry Allocation**

Sovereign	12.88%
Oil&Gas	9.41%
Mortgage Securities	9.37%
Banks	7.46%
Aerospace/Defense	5.05%
Pipelines	4.90%
Food	4.84%
Leisure Time	4.74%
Media	4.30%
Entertainment	4.01%
Diversified Finan Serv	3.15%
Real Estate	2.95%
Retail	2.77%
Electric	1.83%
Environmental Control	1.73%
Semiconductors	1.44%
Pharmaceuticals	1.40%
Healthcare-Services	1.40%
Commercial Services	1.19%
Airlines	1.13%
Advertising	1.06%
Other Industries (each less than 1%)	8.92%
Cash, Cash Equivalents, & Other Net Assets	4.05%
Total	100.00%

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smcrx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-SMCRX-043025

ALPS | CoreCommodity Natural Resources ETF	FINANCIAL INVESTORS TRUST
NASDAQ: CCNR	Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about ALPS | CoreCommodity Natural Resources ETF (the "Fund" or "CCNR") for the period of November 1, 2024 to April 30, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ccnr. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | CoreCommodity Natural Resources ETF	$19	0.39%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2025)
Since Inception (07/10/2024)
ALPS | CoreCommodity Natural Resources ETF - NAV	-4.46%
Bloomberg Commodity Total Return Index	4.26%
Bloomberg US 1000 Total Return Index#	0.16%
#	This index represents a broad measure of market performance for purposes of new regulatory requirements.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$340,881,300
Number of Portfolio Holdings	294
Portfolio Turnover Rate#	73%
Total Advisory Fees Paid#	$610,887

#	During the period.

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Evolution Mining, Ltd.	1.38%
Northern Star Resources, Ltd.	1.31%
Agnico Eagle Mines, Ltd.	1.19%
Boliden AB	1.17%
Teck Resources, Ltd.	1.09%
Hudbay Minerals, Inc.	1.03%
Murphy Oil Corp.	1.00%
Newmont Corp.	0.99%
Array Technologies, Inc.	0.87%
Grupo Mexico SAB de CV	0.87%
Total % of Top 10 Holdings	10.90%
Sector Allocation**

**	As a percentage of net assets.

Holdings are subject to change

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/ccnr.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-CCNR-043025

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements & Other Information

April 30, 2025

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

ALPS | Kotak India ESG Fund

ALPS Global Opportunity Fund

ALPS Balanced Opportunity Fund (formerly, ALPS | Smith Balanced Opportunity Fund)

ALPS Asset Allocation Growth & Income (formerly, RiverFront Asset Allocation Growth & Income)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Consolidated Statement of Investments	1
Consolidated Statement of Assets and Liabilities	5
Consolidated Statement of Operations	6
Consolidated Statements of Changes in Net Assets	7
Consolidated Financial Highlights	8
ALPS | Kotak India ESG Fund
Statement of Investments	12
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	17
ALPS Global Opportunity Fund
Statement of Investments	22
Statement of Assets and Liabilities	25
Statement of Operations	26
Statements of Changes in Net Assets	27
Financial Highlights	28
ALPS Balanced Opportunity Fund
Statement of Investments	33
Statement of Assets and Liabilities	36
Statement of Operations	37
Statements of Changes in Net Assets	38
Financial Highlights	39

ALPS Asset Allocation Growth & Income
Statement of Investments	43
Statement of Assets and Liabilities	44
Statement of Operations	45
Statements of Changes in Net Assets	46
Financial Highlights	47
Notes to Financial Statements and Financial Highlights	51
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	71
Proxy Disclosures for Open-End Management Investment Companies	72
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	73
Statement Regarding Basis for Approval of Investment Advisory Contract	74

alpsfunds.com

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	April 30, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (0.00%)
Great Britain (0.00%)(a)
Evraz PLC(b)(c)(d)(e)	91,946	$1,225

TOTAL COMMON STOCKS
(Cost $681,662)		1,225

EXCHANGE TRADED FUNDS (37.13%)
United States (37.13%)
ALPS | CoreCommodity Natural Resources ETF(f)	14,200,125	335,379,972

TOTAL EXCHANGE TRADED FUNDS
(Cost $309,784,617)		335,379,972

	Principal	Value
	Amount	(Note 2)
GOVERNMENT BONDS (58.76%)
U.S. Treasury Bonds (58.76%)
United States Treasury Bill
4.112%, 5/29/25	$2,700,000	$2,691,149
4.230%, 6/5/25(g)	5,000,000	4,979,462
4.155%, 7/31/25(g)	37,900,000	37,499,257
4.115%, 8/7/25(g)	15,400,000	15,224,922
4.220%, 8/14/25(g)	103,100,000	101,844,918
4.155%, 8/21/25(g)	20,000,000	19,740,308
4.100%, 9/4/25(g)	60,050,000	59,181,833
4.110%, 9/11/25(g)	74,700,000	73,565,905
United States Treasury Inflation Indexed Bonds
0.125%, 4/15/26	112,700,000	136,241,542
0.125%, 7/15/26	60,100,000	79,723,516
		530,692,812
TOTAL GOVERNMENT BONDS
(Cost $526,873,511)		530,692,812

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (7.13%)
Money Market Fund (7.13%)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4.171%	64,415,736	64,415,736

TOTAL SHORT TERM INVESTMENTS
(Cost $64,415,736)			64,415,736

Value
(Note 2)
TOTAL INVESTMENTS (103.02%)
(Cost $901,755,526)	$930,489,745

Liabilities in Excess of Other Assets (-3.02%)	(27,217,426)
NET ASSETS - 100.00%	$903,272,319

(a)	Less than 0.005%.
(b)	Non-Income Producing Security.
(c)	Security deemed to be illiquid under the procedures utilized by the Valuation Designee. As of April 30, 2025, the fair value of illiquid securities in the aggregate was $1,225, representing less than 0.005% of the Fund's net assets.
(d)	Fair valued security; valued by the valuation designee in accordance with the procedures utilized by the valuation designee. As of April 30, 2025, these securities had a total value of $1,225 or less than 0.005% of total net assets.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also Note 2 to the Notes to Quarterly Statement of Investments for additional information.
(f)	Affiliated Company. See Note 7 in Notes to Financial Statements and Financial Highlights. Financials for the affilaited company can be found at www.alpsfunds.com.
(g)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $80,099,282.

For Fund compliance purposes, the Fund's industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries and regions are shown as a percent of net assets.

See Notes to Financial Statements and Financial Highlights.

1 | April 30, 2025

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	April 30, 2025 (Unaudited)

FUTURES CONTRACTS

				Expiration	Notional	Unrealized
Description	Counterparty	Position	Contracts	Date	Value (Note 2)	Appreciation
Coffee 'C' Future	Morgan Stanley	Long	49	09/18/25	$7,227,806	$437,692
Gold 100 Oz Future	Morgan Stanley	Long	100	12/29/25	34,007,000	2,249,278
Lean Hogs Future	Morgan Stanley	Long	77	10/14/25	2,528,680	45,575
Live Cattle Future	Morgan Stanley	Long	57	10/31/25	4,604,460	88,909
LME Aluminum Future	Morgan Stanley	Short	(169)	05/19/25	(10,085,878)	538,681
LME Aluminum Future	Morgan Stanley	Short	(161)	07/14/25	(9,654,526)	1,187,374
LME Lead Future	Morgan Stanley	Short	(22)	05/19/25	(1,076,746)	604
LME Lead Future	Morgan Stanley	Short	(21)	07/14/25	(1,029,016)	54,249
LME Nickel Future	Morgan Stanley	Short	(37)	05/19/25	(3,389,936)	18,321
LME Nickel Future	Morgan Stanley	Short	(35)	07/14/25	(3,233,725)	260,186
LME Nickel Future	Morgan Stanley	Short	(60)	09/15/25	(5,593,255)	392,276
LME Zinc Future	Morgan Stanley	Short	(50)	05/19/25	(3,212,800)	432,517
LME Zinc Future	Morgan Stanley	Short	(48)	07/14/25	(3,103,848)	367,433
Natural Gas Future	Morgan Stanley	Short	(281)	08/27/25	(10,447,580)	2,928,159
Natural Gas Future	Morgan Stanley	Short	(347)	12/29/25	(17,086,280)	503,341
Silver Future	Morgan Stanley	Long	43	07/29/25	7,058,020	724,243
Soybean Oil Future	Morgan Stanley	Long	151	12/12/25	4,396,818	492,849
WTI Crude Future	Morgan Stanley	Short	(172)	08/20/25	(9,783,360)	1,306,640
					$(17,874,166)	$12,028,327

See Notes to Financial Statements and Financial Highlights.

2 | April 30, 2025

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	April 30, 2025 (Unaudited)

				Expiration	Notional	Unrealized
Description	Counterparty	Position	Contracts	Date	Value (Note 2)	Depreciation
Brent Crude Future	Morgan Stanley	Long	244	09/30/25	$14,715,640	$(2,001,996)
Cocoa Future	Morgan Stanley	Short	(4)	09/15/25	(343,120)	(15,247)
Copper Future	Morgan Stanley	Long	79	09/26/25	9,197,575	(341,199)
Corn Future	Morgan Stanley	Short	(48)	07/14/25	(1,141,200)	(10,243)
Corn Future	Morgan Stanley	Long	239	09/12/25	5,222,150	(156,100)
Cotton No.2 Future	Morgan Stanley	Long	83	12/08/25	2,813,285	(51,561)
Frzn Concentrated OJ Future	Morgan Stanley	Long	3	09/10/25	117,405	(7,744)
Gasoline RBOB Future	Morgan Stanley	Long	45	08/29/25	3,631,635	(205,606)
Hard Red Winter Wheat Future	Morgan Stanley	Long	74	09/12/25	2,013,725	(195,458)
LME Aluminum Future	Morgan Stanley	Long	169	05/19/25	10,085,878	(1,095,451)
LME Aluminum Future	Morgan Stanley	Long	161	07/14/25	9,654,526	(470,617)
LME Aluminum Future	Morgan Stanley	Long	155	09/15/25	9,330,380	(1,142,577)
LME Lead Future	Morgan Stanley	Long	22	05/19/25	1,076,746	(69,501)
LME Lead Future	Morgan Stanley	Long	21	07/14/25	1,029,016	(6,447)
LME Lead Future	Morgan Stanley	Long	21	09/15/25	1,036,088	(52,472)
LME Nickel Future	Morgan Stanley	Long	37	05/19/25	3,389,936	(232,734)
LME Nickel Future	Morgan Stanley	Long	35	07/14/25	3,233,725	(10,707)
LME Nickel Future	Morgan Stanley	Long	95	09/15/25	8,855,987	(654,100)
LME Zinc Future	Morgan Stanley	Long	50	05/19/25	3,212,800	(604,874)
LME Zinc Future	Morgan Stanley	Long	48	07/14/25	3,103,848	(394,924)
LME Zinc Future	Morgan Stanley	Long	48	09/15/25	3,121,608	(362,605)
Low Su Gasoil G Future	Morgan Stanley	Long	70	09/11/25	4,152,750	(311,803)
Natural Gas Future	Morgan Stanley	Long	128	05/28/25	4,257,280	(67,841)
Natural Gas Future	Morgan Stanley	Long	895	06/26/25	32,533,250	(255,557)
Natural Gas Future	Morgan Stanley	Long	347	09/26/25	13,161,710	(987,716)
NY Harb ULSD Futures	Morgan Stanley	Long	47	05/30/25	3,951,553	(209,777)
NY Harb ULSD Futures	Morgan Stanley	Long	38	08/29/25	3,187,531	(213,851)
Silver Future	Morgan Stanley	Long	63	09/26/25	10,434,060	(140,580)
Soybean Future	Morgan Stanley	Long	80	07/14/25	4,178,000	(32,384)
Soybean Future	Morgan Stanley	Long	148	11/14/25	7,535,050	(36,148)
Soybean Meal Future	Morgan Stanley	Long	124	12/12/25	3,767,120	(184,522)
Sugar #11 (World) Future	Morgan Stanley	Long	266	09/30/25	5,189,766	(362,942)
Wheat (CBT) Future	Morgan Stanley	Long	122	09/12/25	3,324,500	(253,979)
WTI Crude Future	Morgan Stanley	Long	356	06/20/25	20,512,720	(882,783)
					$209,542,923	$(12,022,046)

See Notes to Financial Statements and Financial Highlights.

3 | April 30, 2025

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	April 30, 2025 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund*	Termination Date	Value	Unrealized Appreciation
Citigroup	BCOM 3m Fwd TR Index***	$129,210,045	USB3MTA + 11 bps	10/31/2025	$129,210,051	$6
Bank of America - Merrill Lynch	BCOM 3m Fwd TR Index***	44,544,676	USB3MTA + 12 bps	10/31/2025	44,544,680	4
Goldman Sachs	BCOM 3m Fwd TR Index***	28,969,892	USB3MTA + 11 bps	10/31/2025	28,969,894	2
RBC	BCOM 3m Fwd TR Index***	81,621,860	USB3MTA + 12 bps	10/31/2025	81,621,861	1
Societe Generale	BCOM 3m Fwd TR Index***	26,804,881	USB3MTA + 12 bps	10/31/2025	26,804,881	0
		$311,151,354			$311,151,367	$13

Swap		Notional	Floating Rate/Fixed Amount	Termination		Unrealized
Counterparty	Reference Obligation	Amount	Paid by Fund*	Date	Value	Depreciation
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index**	$11,027,750	USB3MTA + 25 bps	7/1/2025	$11,027,746	$(4)
Citigroup	CRB 3m Fwd TR Index**	9,057,996	USB3MTA + 24 bps	10/31/2025	9,057,991	(5)
UBS Group AG	CRB 3m Fwd TR Index**	35,210,244	USB3MTA + 25 bps	11/28/2025	35,210,231	(13)
		$55,295,990			$55,295,968	$(22)

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate paid by the Fund.
*	United States Auction Results 3 Month Treasury Bill High Discount. Total return swap resets monthly.
**	CRB - Commodity Research Bureau
***	BCOM – Bloomberg Commodity Index

See Notes to Financial Statements and Financial Highlights.

4 | April 30, 2025

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statement of Assets and Liabilities	April 30, 2025 (Unaudited)

ASSETS
Investments, at value	$595,109,772
Investments in affiliates, at value	335,379,972
Cash	5,875
Receivable for shares sold	739,877
Dividends and interest receivable	177,344
Prepaid expenses and other assets	25,079
Total Assets	931,437,919
LIABILITIES
Payable for variation margin on futures contracts	2,990,804
Payable for interest expense on total return swap contracts	1,401,199
Payable for total return swap contract resets	20,040,415
Payable due to broker for futures contracts	2,068,271
Payable for shares redeemed	780,626
Unrealized depreciation on total return swap contracts	9
Investment advisory fees payable	546,411
Administration and transfer agency fees payable	230,283
Distribution and services fees payable	9,799
Trustees' fees and expenses payable	5,524
Professional fees payable	5,207
Accrued expenses and other liabilities	87,052
Total Liabilities	28,165,600
NET ASSETS	$903,272,319
NET ASSETS CONSIST OF
Paid-in capital	$872,716,328
Total distributable earnings/(accumulated losses)	30,555,991
NET ASSETS	$903,272,319
INVESTMENTS, AT COST	$591,970,909
INVESTMENTS IN AFFILIATES, AT COST	$309,784,617

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$7.26
Net Assets	$16,924,136
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	2,332,747
Class A:
Net Asset Value, offering and redemption price per share	$7.28
Net Assets	$6,060,569
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	832,058
Maximum offering price per share((NAV/0.9675), based on maximum sales charge of 3.25% of the offering price)	$7.53
Class C:
Net Asset Value, offering and redemption price per share(a)	$6.51
Net Assets	$7,045,315
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,082,263
Class I:
Net Asset Value, offering and redemption price per share	$7.42
Net Assets	$873,242,299
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	117,726,333

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements and Financial Highlights.

5 | April 30, 2025

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statement of Operations	For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$1,947
Dividends from affiliated securities	3,667,585
Interest and other income, net of premium amortization and accretion of discount	14,042,359
Total Investment Income	17,711,891

EXPENSES
Investment advisory fees	3,909,314
Investment advisory fees - subsidiary (Note 8)	772,512
Administrative fees	563,759
Delegated transfer agent equivalent services fees	419,914
Distribution and service fees
Investor Class	31,497
Class A	8,629
Class C	38,933
Professional fees	27,558
Reports to shareholders and printing fees	52,071
State registration fees	39,800
Insurance fees	5,888
Custody fees	34,392
Trustees' fees and expenses	40,150
Repayment of previously waived fees
Class C	137
Class I	160,563
Miscellaneous expenses	18,403
Total Expenses	6,123,520
Less fees waived/reimbursed by investment advisor (Note 8)
Waiver of investment advisory fees - subsidiary	(772,512)
Class C	(2,859)
Less fees waived from investments in affiliated securities	(610,049)
Net Expenses	4,738,100
Net Investment Income	12,973,791
Net realized loss on investments	(42,981)
Net realized loss on investments - affiliated securities	(7,590,375)
Net realized gain on futures contracts	4,108,778
Net realized gain on total return swap contracts	10,489,118
Net realized gain on foreign currency transactions	12
Net Realized Gain	6,964,552
Net change in unrealized appreciation on investments	2,584,553
Net change in unrealized depreciation on affiliate investments	(7,349,645)
Net change in unrealized appreciation on futures contracts	4,610,268
Net change in unrealized depreciation on total return swap contracts	(424)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	3,673
Net Change in Unrealized Depreciation	(151,575)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,812,977
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,786,768

See Notes to Financial Statements and Financial Highlights.

6 | April 30, 2025

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
OPERATIONS
Net investment income	$12,973,791	$34,227,541
Net realized gain/(loss)	6,964,552	(111,017,146)
Net change in unrealized appreciation/(depreciation)	(151,575)	60,991,310
Net Increase/(Decrease) in Net Assets Resulting from Operations	19,786,768	(15,798,295)

TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(473,338)	(628,729)
Class A	(167,868)	(321,104)
Class C	(238,435)	(556,037)
Class I	(23,959,864)	(48,168,669)
Net Decrease in Net Assets from Distributions	(24,839,505)	(49,674,539)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	1,760,868	6,405,379
Class A	766,179	718,516
Class C	140,346	708,915
Class I	131,386,543	289,585,856
Dividends reinvested
Investor Class	398,651	504,697
Class A	108,355	233,759
Class C	159,471	319,589
Class I	17,314,944	38,805,976
Shares redeemed, net of redemption fees
Investor Class	(3,000,374)	(10,658,023)
Class A	(1,491,912)	(5,258,139)
Class C	(2,735,138)	(8,628,856)
Class I	(177,011,526)	(960,357,350)
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(32,203,593)	(647,619,681)

Net decrease in net assets	(37,256,330)	(713,092,515)

NET ASSETS
Beginning of period	940,528,649	1,653,621,164
End of period	$903,272,319	$940,528,649

See Notes to Financial Statements and Financial Highlights.

7 | April 30, 2025

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund – Investor Class

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six
	Months		For the Year		For the Year	For the Year	For the Year	For the Year
	Ended April		Ended		Ended	Ended	Ended	Ended
	30, 2025		October 31,		October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2024		2023	2022	2021	2020
Net asset value, beginning of period(a)	$7.29		$7.51		$8.47	$9.50	$6.06	$6.68
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.09		0.20		0.21	0.05	0.11	0.02
Net realized and unrealized gain/(loss)	0.08		(0.19)		(0.61)	0.62	3.35	(0.58)
Total from investment operations	0.17		0.01		(0.40)	0.67	3.46	(0.56)
DISTRIBUTIONS:
From net investment income	(0.20)		(0.20)		(0.56)	(1.70)	(0.02)	(0.06)
From net realized gains	–		(0.03)		–	–	–	–
Total distributions	(0.20)		(0.24)		(0.56)	(1.70)	(0.02)	(0.06)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		0.00	(c)	–	–	0.00 (c)	0.00 (c)
Net increase/(decrease) in net asset value	(0.03)		(0.22)		(0.96)	(1.03)	3.44	(0.62)
Net asset value, end of period	$7.26		$7.29		$7.51	$8.47	$9.50	$6.06
TOTAL RETURN(d)	2.33%		0.36%		(5.01)%	9.65%	57.25%	(8.44)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$16,924		$17,849		$22,202	$89,645	$89,300	$49,060
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.38	%(f)	1.36%		1.34%	1.36%	1.37%	1.40%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.25	%(f)	1.32%		1.34%	1.36%	1.37%	1.40%
Ratio of net investment income to average net assets	2.60	%(f)	2.79%		2.66%	0.55%	1.36%	0.40%
Portfolio turnover rate(g)	7%		72	%(h)	59%	54%	54%	98%

(a)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 8 for additional detail).The ratio inclusive of that fee would be for the periods ended April 30, 2025, October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively, 1.55%, 1.50%, 1.52%, 1.53%, 1.55% and 1.58%.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.
(h)	Portfolio turnover does not include securities received or delivered in-kind.

See Notes to Financial Statements and Financial Highlights.

8 | April 30, 2025

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund – Class A

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six
	Months		For the Year		For the Year	For the Year	For the Year	For the Year
	Ended April		Ended		Ended	Ended	Ended	Ended
	30, 2025		October 31,		October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2024		2023	2022	2021	2020
Net asset value, beginning of period(a)	$7.32		$7.53		$8.48	$9.52	$6.07	$6.68
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.10		0.21		0.22	0.06	0.13	0.04
Net realized and unrealized gain/(loss)	0.06		(0.19)		(0.61)	0.60	3.34	(0.59)
Total from investment operations	0.16		0.02		(0.39)	0.66	3.47	(0.55)
DISTRIBUTIONS:
From net investment income	(0.20)		(0.20)		(0.56)	(1.70)	(0.02)	(0.06)
From net realized gains	–		(0.03)		–	–	–	–
Total distributions	(0.20)		(0.23)		(0.56)	(1.70)	(0.02)	(0.06)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–		–	–	–	0.00 (c)
Net increase/(decrease) in net asset value	(0.04)		(0.21)		(0.95)	(1.04)	3.45	(0.61)
Net asset value, end of period	$7.28		$7.32		$7.53	$8.48	$9.52	$6.07
TOTAL RETURN(d)	2.18%		0.49%		(4.88)%	9.52%	57.33%	(8.29)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$6,061		$6,726		$11,362	$16,246	$7,349	$1,254
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.30	%(f)	1.25%		1.25%	1.30%	1.32%	1.34%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.17	%(f)	1.22%		1.25%	1.30%	1.32%	1.34%
Ratio of net investment income to average net assets	2.68	%(f)	2.90%		2.83%	0.64%	1.56%	0.62%
Portfolio turnover rate(g)	7%		72	%(h)	59%	54%	54%	98%

(a)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 8 for additional detail).The ratio inclusive of that fee would be for the periods ended April 30, 2025, October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively, 1.47%, 1.39%, 1.43%, 1.47%, 1.50% and 1.52%.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.
(h)	Portfolio turnover does not include securities received or delivered in-kind.

See Notes to Financial Statements and Financial Highlights.

9 | April 30, 2025

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund – Class C

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six
	Months		For the Year		For the Year	For the Year		For the Year	For the Year
	Ended April		Ended		Ended	Ended		Ended	Ended
	30, 2025		October 31,		October 31,	October 31,		October 31,	October 31,
	(Unaudited)		2024		2023	2022		2021	2020
Net asset value, beginning of period(a)	$6.58		$6.84		$7.80	$8.94		$5.73	$6.35
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.06		0.14		0.14	(0.01	)(c)	0.07	(0.02	)(c)
Net realized and unrealized gain/(loss)	0.06		(0.17)		(0.54)	0.56		3.14	(0.54)
Total from investment operations	0.12		(0.03)		(0.40)	0.55		3.21	(0.56)
DISTRIBUTIONS:
From net investment income	(0.19)		(0.20)		(0.56)	(1.69)		(0.01)	(0.06)
From net realized gains	–		(0.03)		–	–		–	–
Total distributions	(0.19)		(0.23)		(0.56)	(1.69)		(0.01)	(0.06)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–		–	–		0.01	–
Net increase/(decrease) in net asset value	(0.07)		(0.26)		(0.96)	(1.14)		3.21	(0.62)
Net asset value, end of period	$6.51		$6.58		$6.84	$7.80		$8.94	$5.73
TOTAL RETURN(d)	1.85%		(0.31)%		(5.58)%	8.78%		56.37%	(8.97)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$7,045		$9,574		$17,910	$27,856		$13,789	$2,354
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	2.12	%(f)	2.11%		2.01%	2.00%		2.00%	2.05%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.92	%(f)	2.02%		2.01%	2.00%		2.00%	2.05%
Ratio of net investment income/(loss) to average net assets	1.97	%(f)	2.08%		2.03%	(0.08)%		0.84%	(0.28)%
Portfolio turnover rate(g)	7%		72	%(h)	59%	54%		54%	98%

(a)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 8 for additional detail).The ratio inclusive of that fee would be for the periods ended April 30, 2025, October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively, 2.29%, 2.25%, 2.19%, 2.18%, 2.18% and 2.23%.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.
(h)	Portfolio turnover does not include securities received or delivered in-kind.

See Notes to Financial Statements and Financial Highlights.

10 | April 30, 2025

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund – Class I

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six
	Months		For the Year		For the Year	For the Year		For the Year	For the Year
	Ended April		Ended		Ended	Ended		Ended	Ended
	30, 2025		October 31,		October 31,	October 31,		October 31,	October 31,
	(Unaudited)		2024		2023	2022		2021	2020
Net asset value, beginning of period(a)	$7.45		$7.65		$8.61	$9.62		$6.12	$6.73
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.10		0.22		0.24	0.08		0.14	0.04
Net realized and unrealized gain/(loss)	0.07		(0.18)		(0.63)	0.61		3.38	(0.58)
Total from investment operations	0.17		0.04		(0.39)	0.69		3.52	(0.54)
DISTRIBUTIONS:
From net investment income	(0.20)		(0.21)		(0.57)	(1.70)		(0.02)	(0.07)
From net realized gains	–		(0.03)		–	–		–	–
Total distributions	(0.20)		(0.24)		(0.57)	(1.70)		(0.02)	(0.07)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–		–	(0.00	)(c)	0.00 (c)	0.00 (c)
Net increase/(decrease) in net asset value	(0.03)		(0.20)		(0.96)	(1.01)		3.50	(0.61)
Net asset value, end of period	$7.42		$7.45		$7.65	$8.61		$9.62	$6.12
TOTAL RETURN(d)	2.32%		0.67%		(4.87)%	9.85%		57.74%	(8.18)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$873,242		$906,379		$1,602,146	$1,613,293		$1,154,123	$439,254
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.15	%(f)	1.17%		1.16%	1.08%		1.09%	1.15%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.02	%(f)	1.12%		1.15%	1.08%		1.09%	1.15%
Ratio of net investment income to average net assets	2.83	%(f)	2.92%		3.02%	0.84%		1.68%	0.64%
Portfolio turnover rate(g)	7%		72	%(h)	59%	54%		54%	98%

(a)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 8 for additional detail).The ratio inclusive of that fee would be for the periods ended April 30, 2025, October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively, 1.32%, 1.32%, 1.34%, 1.26%, 1.27% and 1.33%.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.
(h)	Portfolio turnover does not include securities received or delivered in-kind.

See Notes to Financial Statements and Financial Highlights.

11 | April 30, 2025

ALPS | Kotak India ESG Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.79%)
Communication Services (8.30%)
Diversified Telecommunication Services (2.03%)
Indus Towers, Ltd.(a)	1,600,000	$7,710,613

Interactive Media & Services (1.52%)
Info Edge India, Ltd.	68,969	5,769,208

Wireless Telecommunication Services (4.75%)
Bharti Airtel, Ltd.	760,000	16,764,271
Bharti Airtel, Ltd. partly paid	78,914	1,319,726
		18,083,997

TOTAL COMMUNICATION SERVICES		31,563,818

Consumer Discretionary (13.92%)
Automobile Components (4.54%)
Apollo Tyres, Ltd.	1,524,639	8,518,947
UNO Minda, Ltd.	826,767	8,758,766
		17,277,713

Automobiles (3.41%)
Mahindra & Mahindra, Ltd.	373,898	12,954,524

Broadline Retail (1.45%)
Vishal Mega Mart, Ltd.(a)	3,913,685	5,513,309

Hotels, Restaurants & Leisure (3.04%)
Eternal, Ltd.(a)	4,225,677	11,565,621

Specialty Retail (1.48%)
Trent, Ltd.	91,867	5,615,297

TOTAL CONSUMER DISCRETIONARY		52,926,464

Consumer Staples (3.46%)
Personal Care Products (3.46%)
Dabur India, Ltd.	793,696	4,583,551
Godrej Consumer Products, Ltd.	575,805	8,587,754
		13,171,305

TOTAL CONSUMER STAPLES		13,171,305

Energy (6.95%)
Oil, Gas & Consumable Fuels (6.95%)
Reliance Industries, Ltd.	1,590,346	26,406,620

TOTAL ENERGY		26,406,620

Financials (30.01%)
Banks (21.00%)
Axis Bank, Ltd.	1,128,409	15,828,320
HDFC Bank, Ltd., ADR	51,000	3,707,190
HDFC Bank, Ltd.	1,013,623	23,023,387

	Shares	Value (Note 2)
Banks (continued)
ICICI Bank, Ltd., Sponsored ADR	835,000	$28,022,600
ICICI Bank, Ltd.	550,000	9,245,106
		79,826,603

Consumer Finance (6.56%)
Bajaj Finance, Ltd.	165,794	16,917,051
Poonawalla Fincorp, Ltd.(a)	1,799,949	8,025,035
		24,942,086

Insurance (2.45%)
ICICI Lombard General Insurance Co., Ltd.(b)(c)	418,912	9,307,371

TOTAL FINANCIALS		114,076,060

Health Care (8.76%)
Health Care Providers & Services (4.72%)
Fortis Healthcare, Ltd.	1,266,143	10,267,459
Max Healthcare Institute, Ltd.	590,752	7,664,568
		17,932,027

Pharmaceuticals (4.04%)
Piramal Pharma, Ltd.	1,968,525	4,918,995
Sun Pharmaceutical Industries, Ltd.	481,243	10,437,464
		15,356,459

TOTAL HEALTH CARE		33,288,486

Industrials (8.46%)
Aerospace & Defense (1.69%)
Bharat Electronics, Ltd.	1,723,967	6,412,339

Building Products (0.69%)
Apollo Pipes, Ltd.	567,537	2,644,939

Electrical Equipment (1.20%)
GE Vernova T&D India, Ltd.	245,809	4,550,362

Machinery (1.44%)
Thermax, Ltd.	140,574	5,475,697

Passenger Airlines (3.44%)
InterGlobe Aviation, Ltd.(a)(b)(c)	210,000	13,085,385

TOTAL INDUSTRIALS		32,168,722

Information Technology (10.07%)
IT Services (10.07%)
Cognizant Technology Solutions Corp., Class A	216,000	15,891,120
Hexaware Technologies, Ltd.	232,554	1,925,477
Mphasis, Ltd.	203,172	5,933,786

See Notes to Financial Statements and Financial Highlights.

12 | April 30, 2025

ALPS | Kotak India ESG Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Shares	Value (Note 2)
IT Services (continued)
Tech Mahindra, Ltd.	818,026	$14,549,862
		38,300,245

TOTAL INFORMATION TECHNOLOGY		38,300,245

Materials (6.11%)
Chemicals (1.58%)
Carborundum Universal, Ltd.	497,294	6,011,004

Construction Materials (3.34%)
UltraTech Cement, Ltd.	92,080	12,688,861

Paper & Forest Products (1.19%)
Century Plyboards India, Ltd.	547,415	4,530,605

TOTAL MATERIALS		23,230,470

Real Estate (3.75%)
Real Estate Management & Development (3.75%)
Brigade Enterprises, Ltd.	664,486	8,083,783
Sobha Developers, Ltd.	392,129	6,154,909
		14,238,692

TOTAL REAL ESTATE		14,238,692

TOTAL COMMON STOCKS
(Cost $310,153,730)		379,370,882

TOTAL INVESTMENTS (99.79%)
(Cost $310,153,730)		379,370,882

Assets In Excess Of Other Liabilities (0.21%)		802,649

NET ASSETS (100.00%)		$380,173,531

(a)	Non-Income Producing Security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, the aggregate market value of those securities was $22,392,756, representing 5.89% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of April 30, 2025 the aggregate market value of those securities was $22,392,756, representing 5.89% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements and Financial Highlights.

13 | April 30, 2025

ALPS | Kotak India ESG Fund

Statement of Assets and Liabilities	April 30, 2025 (Unaudited)

ASSETS
Investments, at value	$379,370,882
Cash	4,406,163
Foreign currency, at value (Cost $6,807,231)	6,056,836
Receivable for shares sold	413,944
Dividends and interest receivable	742
Prepaid expenses and other assets	55,170
Total Assets	390,303,737
LIABILITIES
Payable for shares redeemed	29,430
Payable for foreign capital gains tax	9,848,010
Investment advisory fees payable	161,727
Administration and transfer agency fees payable	52,604
Distribution and services fees payable	5,124
Trustees' fees and expenses payable	2,387
Professional fees payable	16,258
Accrued expenses and other liabilities	14,666
Total Liabilities	10,130,206
NET ASSETS	$380,173,531
NET ASSETS CONSIST OF
Paid-in capital	$319,181,017
Total distributable earnings/(accumulated losses)	60,992,514
NET ASSETS	$380,173,531
INVESTMENTS, AT COST	$310,153,730
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$16.55
Net Assets	$4,569,622
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	276,183
Class A:
Net Asset Value, offering and redemption price per share	$16.52
Net Assets	$2,677,936
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	162,132
Maximum offering price per share((NAV/0.9675), based on maximum sales charge of 3.25% of the offering price)	$17.07
Class C:
Net Asset Value, offering and redemption price per share(a)	$14.40
Net Assets	$2,399,064
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	166,614
Class I:
Net Asset Value, offering and redemption price per share	$17.48
Net Assets	$27,567,808
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,576,922
Class II:
Net Asset Value, offering and redemption price per share	$17.73
Net Assets	$342,959,101
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	19,338,566

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements and Financial Highlights.

14 | April 30, 2025

ALPS | Kotak India ESG Fund

Statement of Operations	For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$470,136
Foreign taxes withheld on dividends	(80,150)
Interest and other income	31,804
Total Investment Income	421,790

EXPENSES
Investment advisory fees	1,208,211
Administrative fees	293,074
Delegated transfer agent equivalent services fees	11,215
Distribution and service fees
Investor Class	8,160
Class A	3,895
Class C	11,355
Professional fees	16,742
Reports to shareholders and printing fees	5,571
State registration fees	33,320
Insurance fees	4,072
Custody fees	29,336
Trustees' fees and expenses	16,140
Miscellaneous expenses	14,863
Total Expenses	1,655,954
Less fees waived/reimbursed by investment advisor (Note 8)
Class II	(203,481)
Net Expenses	1,452,473
Net Investment Loss	(1,030,683)
Net realized gain on investments	9,210,921
Net realized loss on foreign currency transactions	(80,147)
Net realized loss on foreign capital gains tax	(2,374,417)
Net Realized Gain	6,756,357
Net change in unrealized depreciation on investments	(12,669,783)
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(6,020)
Net change in unrealized appreciation on foreign capital gains tax	2,810,927
Net Change in Unrealized Depreciation	(9,864,876)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(3,108,519)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,139,202)

See Notes to Financial Statements and Financial Highlights.

15 | April 30, 2025

ALPS | Kotak India ESG Fund

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the Year
	April 30, 2025	Ended
	(Unaudited)	October 31, 2024
OPERATIONS
Net investment income/(loss)	$(1,030,683)	$286,703
Net realized gain	6,756,357	55,472,804
Net change in unrealized appreciation/(depreciation)	(9,864,876)	21,642,191
Net Increase/(Decrease) in Net Assets Resulting from Operations	(4,139,202)	77,401,698

TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(726,906)	(214,130)
Class A	(357,984)	(68,855)
Class C	(369,945)	(66,560)
Class I	(4,710,734)	(1,081,718)
Class II	(45,884,533)	(12,029,229)
Net Decrease in Net Assets from Distributions	(52,050,102)	(13,460,492)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	319,870	2,929,288
Class A	364,999	931,483
Class C	159,768	946,442
Class I	4,555,240	8,395,129
Class II	–	35,000,000
Dividends reinvested
Investor Class	614,324	179,515
Class A	326,343	60,735
Class C	369,945	66,069
Class I	4,431,289	1,045,519
Class II	45,884,534	12,029,229
Shares redeemed, net of redemption fees
Investor Class	(854,756)	(3,237,236)
Class A	(215,493)	(229,770)
Class C	(75,477)	(121,084)
Class I	(11,094,652)	(3,506,538)
Class II	(5,000,000)	(45,000,000)
Net Increase in Net Assets Derived from Beneficial Interest Transactions	39,785,934	9,488,781

Net increase/(decrease) in net assets	(16,403,370)	73,429,987

NET ASSETS
Beginning of period	396,576,901	323,146,914
End of period	$380,173,531	$396,576,901

See Notes to Financial Statements and Financial Highlights.

16 | April 30, 2025

ALPS | Kotak India ESG Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six
	Months		For the Year		For the Year		For the Year	For the Year	For the Year
	Ended April		Ended		Ended		Ended	Ended	Ended
	30, 2025		October 31,		October 31,		October 31,	October 31,	October 31,
	(Unaudited)		2024		2023		2022	2021	2020
Net asset value, beginning of period	$19.34		$16.32		$15.78		$18.70	$12.66	$13.02	(a)
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.08)		(0.07	)(c)	(0.07	)(c)	(0.12)	(0.12)	(0.07	)(c)
Net realized and unrealized gain/(loss)	(0.05)		3.85		0.85		(1.82)	6.16	(0.93)
Total from investment operations	(0.13)		3.78		0.78		(1.94)	6.04	(1.00)
DISTRIBUTIONS:
From net investment income	(0.06)		–		–		(0.44)	–	–
From net realized gains	(2.60)		(0.76)		(0.25)		(0.54)	–	(0.17)
Total distributions	(2.66)		(0.76)		(0.25)		(0.98)	–	(0.17)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.00	(d)	0.00	(d)	0.01		0.00 (d)	0.00 (d)	0.81
Net increase/(decrease) in net asset value	(2.79)		3.02		0.54		(2.92)	6.04	(0.36)
Net asset value, end of period	$16.55		$19.34		$16.32		$15.78	$18.70	$12.66
TOTAL RETURN(e)	(1.13)%		23.87%		5.06%		(10.90)%	47.71%	(1.48)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$4,570		$5,303		$4,596		$3,711	$3,814	$2,704
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.23	%(f)	1.22%		1.37%		1.33%	1.35%	1.72%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.23	%(f)	1.22%		1.37%		1.33%	1.35%	1.40	%(g)
Ratio of net investment loss to average net assets	(1.00	)%(f)	(0.37)%		(0.43)%		(0.74)%	(0.73)%	(0.64)%
Portfolio turnover rate(h)	32%		75%		24%		18%	29%	90%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Kotak Mauritius Portfolio (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Less than $0.005 or ($0.005) per share.
(e)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Annualized.
(g)	Effective December 2, 2019, the net expense limitation agreement changed from 1.60% to 1.00%, excluding, among other fees and expenses, 12b-1 fees and shareholder service fees. Refer to Note 8.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

17 | April 30, 2025

ALPS | Kotak India ESG Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six
	Months		For the Year		For the Year		For the Year	For the Year	For the Year
	Ended April		Ended		Ended		Ended	Ended	Ended
	30, 2025		October 31,		October 31,		October 31,	October 31,	October 31,
	(Unaudited)		2024		2023		2022	2021	2020
Net asset value, beginning of period	$19.30		$16.29		$15.74		$18.62	$12.59	$12.99	(a)
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.08)		(0.06	)(c)	(0.04	)(c)	(0.08)	(0.11)	(0.07	)(c)
Net realized and unrealized gain/(loss)	(0.04)		3.83		0.84		(1.82)	6.14	(0.16)
Total from investment operations	(0.12)		3.77		0.80		(1.90)	6.03	(0.23)
DISTRIBUTIONS:
From net investment income	(0.06)		–		–		(0.44)	–	–
From net realized gains	(2.60)		(0.76)		(0.25)		(0.54)	–	(0.17)
Total distributions	(2.66)		(0.76)		(0.25)		(0.98)	–	(0.17)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–		0.00	(d)	–	0.00 (d)	–
Net increase/(decrease) in net asset value	(2.78)		3.01		0.55		(2.88)	6.03	(0.40)
Net asset value, end of period	$16.52		$19.30		$16.29		$15.74	$18.62	$12.59
TOTAL RETURN(e)	(1.08)%		23.85%		5.14%		(10.70)%	47.90%	(1.80)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,678		$2,590		$1,499		$847	$762	$89
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.18	%(f)	1.17%		1.23%		1.10%	1.30%	1.62%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.18	%(f)	1.17%		1.23%		1.10%	1.30%	1.31	%(g)
Ratio of net investment loss to average net assets	(0.95	)%(f)	(0.30)%		(0.26)%		(0.51)%	(0.68)%	(0.56)%
Portfolio turnover rate(h)	32%		75%		24%		18%	29%	90%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Kotak Mauritius Portfolio (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Less than $0.005 or ($0.005) per share.
(e)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(f)	Annualized.
(g)	Effective December 2, 2019, the net expense limitation agreement changed from 1.60% to 1.00%, excluding, among other fees and expenses, 12b-1 fees and shareholder service fees. Refer to Note 8.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

18 | April 30, 2025

ALPS | Kotak India ESG Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six
	Months		For the Year		For the Year		For the Year	For the Year	For the Year
	Ended April		Ended		Ended		Ended	Ended	Ended
	30, 2025		October 31,		October 31,		October 31,	October 31,	October 31,
	(Unaudited)		2024		2023		2022	2021	2020
Net asset value, beginning of period	$17.20		$14.71		$14.34		$17.18	$11.70	$12.18	(a)
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.12)		(0.18	)(c)	(0.15	)(c)	(0.21)	(0.21)	(0.14	)(c)
Net realized and unrealized gain/(loss)	(0.04)		3.43		0.77		(1.67)	5.69	(0.17)
Total from investment operations	(0.16)		3.25		0.62		(1.88)	5.48	(0.31)
DISTRIBUTIONS:
From net investment income	(0.04)		–		–		(0.42)	–	–
From net realized gains	(2.60)		(0.76)		(0.25)		(0.54)	–	(0.17)
Total distributions	(2.64)		(0.76)		(0.25)		(0.96)	–	(0.17)
Net increase/(decrease) in net asset value	(2.80)		2.49		0.37		(2.84)	5.48	(0.48)
Net asset value, end of period	$14.40		$17.20		$14.71		$14.34	$17.18	$11.70
TOTAL RETURN(d)	(1.48)%		22.83%		4.38%		(11.52)%	46.84%	(2.58)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,399		$2,351		$1,210		$1,060	$1,598	$1,868
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.97	%(e)	1.97%		2.00%		2.00%	2.00%	2.37%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.97	%(e)	1.97%		2.00%		2.00%	2.00%	2.06	%(f)
Ratio of net investment loss to average net assets	(1.74	)%(e)	(1.10)%		(1.02)%		(1.42)%	(1.37)%	(1.29)%
Portfolio turnover rate(g)	32%		75%		24%		18%	29%	90%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Kotak Mauritius Portfolio (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	Annualized.
(f)	Effective December 2, 2019, the net expense limitation agreement changed from 1.60% to 1.00%, excluding, among other fees and expenses, 12b-1 fees and shareholder service fees. Refer to Note 8.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

19 | April 30, 2025

ALPS | Kotak India ESG Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six
	Months		For the Year		For the Year		For the Year	For the Year	For the Year
	Ended April		Ended		Ended		Ended	Ended	Ended
	30, 2025		October 31,		October 31,		October 31,	October 31,	October 31,
	(Unaudited)		2024		2023		2022	2021	2020
Net asset value, beginning of period	$20.27		$17.03		$16.40		$19.35	$13.05	$13.43	(a)
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.06)		(0.01	)(c)	(0.00	)(c)(d)	(0.07)	(0.07)	(0.03	)(c)
Net realized and unrealized gain/(loss)	(0.06)		4.01		0.88		(1.89)	6.37	(0.18)
Total from investment operations	(0.12)		4.00		0.88		(1.96)	6.30	(0.21)
DISTRIBUTIONS:
From net investment income	(0.07)		–		–		(0.45)	–	–
From net realized gains	(2.60)		(0.76)		(0.25)		(0.54)	–	(0.17)
Total distributions	(2.67)		(0.76)		(0.25)		(0.99)	–	(0.17)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.00	(d)	0.00	(d)	0.00	(d)	0.00 (d)	0.00 (d)	0.00	(d)
Net increase/(decrease) in net asset value	(2.79)		3.24		0.63		(2.95)	6.30	(0.38)
Net asset value, end of period	$17.48		$20.27		$17.03		$16.40	$19.35	$13.05
TOTAL RETURN(e)	(1.02)%		24.18%		5.43%		(10.62)%	48.28%	(1.59)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$27,568		$35,066		$24,026		$15,664	$16,053	$21,861
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.94	%(f)	0.93%		1.00%		1.00%	1.00%	1.36%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.94	%(f)	0.93%		1.00%		1.00%	1.00%	1.06	%(g)
Ratio of net investment loss to average net assets	(0.70	)%(f)	(0.06)%		(0.02)%		(0.41)%	(0.45)%	(0.28)%
Portfolio turnover rate(h)	32%		75%		24%		18%	29%	90%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Kotak Mauritius Portfolio (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Less than $0.005 or ($0.005) per share.
(e)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Annualized.
(g)	Effective December 2, 2019, the net expense limitation agreement changed from 1.60% to 1.00%, excluding, among other fees and expenses, 12b-1 fees and shareholder service fees. Refer to Note 8.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

20 | April 30, 2025

ALPS | Kotak India ESG Fund – Class II

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Period December 19, 2019 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$20.51		$17.20	$16.52	$19.45	$13.08	$13.50	(a)
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.05)		0.02	0.03	(0.03)	(0.02)	0.02
Net realized and unrealized gain/(loss)	(0.05)		4.05	0.90	(1.90)	6.39	(0.44)
Total from investment operations	(0.10)		4.07	0.93	(1.93)	6.37	(0.42)
DISTRIBUTIONS:
From net investment income	(0.08)		–	–	(0.46)	–	–
From net realized gains	(2.60)		(0.76)	(0.25)	(0.54)	–	–
Total distributions	(2.68)		(0.76)	(0.25)	(1.00)	–	–
Net increase/(decrease) in net asset value	(2.78)		3.31	0.68	(2.93)	6.37	(0.42)
Net asset value, end of period	$17.73		$20.51	$17.20	$16.52	$19.45	$13.08
TOTAL RETURN(c)	(0.92)%		24.35%	5.69%	(10.42)%	48.70%	(3.11)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$342,959		$351,268	$291,815	$336,535	$375,605	$136,115
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.87	%(d)	0.87%	0.88%	0.88%	0.91%	1.18	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.75	%(d)
Ratio of net investment income/(loss) to average net assets	(0.52	)%(d)	0.10%	0.16%	(0.16)%	(0.11)%	0.24	%(d)
Portfolio turnover rate(e)	32%		75%	24%	18%	29%	90%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Kotak Mauritius Portfolio (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

21 | April 30, 2025

ALPS Global Opportunity Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Shares	Value (Note 2)
CLOSED-END FUNDS (14.14%)
Abrdn Private Equity
Opportunities Trust PLC	129,741	$988,978
HarbourVest Global Private Equity, Ltd.(a)	37,153	1,196,564
HBM Healthcare Investments AG, Class A(a)	2,853	618,752
HgCapital Trust PLC	443,889	3,010,663
NB Private Equity Partners, Ltd.	48,125	912,499
Oakley Capital Investments, Ltd.	180,080	1,113,560
Pantheon International PLC Fund(a)	185,180	679,647

TOTAL CLOSED-END FUNDS
(Cost $6,636,448)		8,520,663

COMMON STOCKS (82.25%)
Communications (1.91%)
Internet (1.91%)
Amazon.com, Inc.(a)	3,075	567,092
GoDaddy, Inc.(a)	3,110	585,706
		1,152,798

TOTAL COMMUNICATIONS		1,152,798

Consumer Discretionary (1.70%)
Retail (1.70%)
Wesfarmers, Ltd.	20,495	1,026,721

TOTAL CONSUMER DISCRETIONARY		1,026,721

Consumer Staples (3.14%)
Retail (3.14%)
Costco Wholesale Corp.	1,900	1,889,550

TOTAL CONSUMER STAPLES		1,889,550

Financials (58.39%)
Diversified Financial Services (31.53%)
Apollo Global Management, Inc.	15,875	2,166,620
Ares Management LP, Class A	17,545	2,676,139
Berkshire Hathaway, Inc., Class B(a)	5,430	2,895,547
Blackstone, Inc., Class A	14,390	1,895,307
Blue Owl Capital, Inc.	36,180	670,415
Hamilton Lane, Inc., Class A	4,600	710,654
Houlihan Lokey, Inc.	5,585	905,217
KKR & Co., Inc., Class A	24,815	2,835,610
Mastercard, Inc., Class A	1,240	679,594
Partners Group Holding AG	1,426	1,868,448
StepStone Group, Inc., Class A	13,170	658,632
TPG, Inc.	22,335	1,037,461
		18,999,644

	Shares	Value (Note 2)
Holding Companies-Diversified Operations (0.79%)
Sofina SA	1,710	$477,760

Investment Companies (11.92%)
3i Group PLC	69,505	3,940,292
Investor AB, B Shares	43,985	1,303,208
Italmobiliare SpA	18,855	524,385
Kinnevik AB, B Shares(a)	44,000	352,165
Mutares SE & Co. KGaA	29,130	1,065,087
		7,185,137

Private Equity (14.15%)
Altamir	37,745	987,742
Brederode SA	18,164	2,291,035
Bridgepoint Group PLC(b)(c)	191,725	683,236
CVC Capital Partners PLC(a)(b)(c)	53,465	953,969
EQT AB	26,740	772,720
Integral Corp.	11,920	227,545
Intermediate Capital Group PLC	72,057	1,812,511
Petershill Partners PLC(b)(c)	275,352	799,036
		8,527,794

TOTAL FINANCIALS		35,190,335

Health Care (1.24%)
Healthcare-Services (1.24%)
Chemed Corp.	1,285	747,241

TOTAL HEALTH CARE		747,241

Industrials (6.45%)
Aerospace/Defense (0.96%)
Lockheed Martin Corp.	1,215	580,466

Electronics (2.04%)
Atmus Filtration Technologies, Inc.	15,335	531,664
OEM International AB, Class B	48,775	698,087
		1,229,751
Machinery-Diversified (3.45%)
Carlisle Cos., Inc.	2,740	1,039,775
CSW Industrials, Inc.	1,545	482,782
Dover Corp.	3,260	556,319
		2,078,876

TOTAL INDUSTRIALS		3,889,093

Technology (9.42%)
Computers (1.63%)
Accenture PLC, Class A	1,780	532,487
Dell Technologies, Inc.	4,915	451,000
		983,487

See Notes to Financial Statements and Financial Highlights.

22 | April 30, 2025

ALPS Global Opportunity Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Shares	Value (Note 2)
Semiconductors (0.70%)
Lam Research Corp.	5,840	$418,553

Software (7.09%)
Adobe, Inc.(a)	1,090	408,727
Constellation Software, Inc.	597	2,151,534
Fiserv, Inc.(a)	2,910	537,099
Microsoft Corp.	1,305	515,814
Paychex, Inc.	4,480	659,098
		4,272,272

TOTAL TECHNOLOGY		5,674,312

TOTAL COMMON STOCKS
(Cost $35,946,447)		49,570,050

PREFERRED STOCK (1.75%)
Financials (1.75%)
Investment Companies (1.75%)
Compass Diversified Holdings, Series C, 7.875%(d)	45,321	1,053,260

TOTAL FINANCIALS		1,053,260

TOTAL PREFERRED STOCK
(Cost $1,104,735)		1,053,260

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (2.00%)
Money Market Fund (2.00%)
State Street Institutional Treasury Plus Money Market Fund - Premier Class	4.267%	1,206,697	1,206,697

TOTAL MONEY MARKET FUND			1,206,697

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,206,697)			1,206,697

TOTAL INVESTMENTS (100.14%)
(Cost $44,894,327)			60,350,670

Liabilities In Excess Of Other Assets (-0.14%)			(81,060)

NET ASSETS (100.00%)			$60,269,610

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, the aggregate market value of those securities was $2,436,241, representing 4.04% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of April 30, 2025 the aggregate market value of those securities was $2,436,241, representing 4.04% of net assets.
(d)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements and Financial Highlights.

23 | April 30, 2025

ALPS Global Opportunity Fund

Statement of Investments	April 30, 2025 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at April 30, 2025	Fund Delivering	U.S. $ Value at April 30, 2025	Unrealized Appreciation/(Depreciation)
State Street Bank & Trust Company	05/23/25	USD	$2,007,622	GBP	$2,172,432	$(164,810)
State Street Bank & Trust Company	07/25/25	USD	$2,449,376	GBP	$2,532,942	(83,566)
						$(248,376)

See Notes to Financial Statements and Financial Highlights.

24 | April 30, 2025

ALPS Global Opportunity Fund

Statement of Assets and Liabilities	April 30, 2025 (Unaudited)

ASSETS
Investments, at value	$60,350,670
Receivable for shares sold	40,755
Dividends and interest receivable	212,372
Prepaid expenses and other assets	31,880
Total Assets	60,635,677
LIABILITIES
Payable for shares redeemed	10,828
Unrealized depreciation on forward foreign currency contracts	248,376
Investment advisory fees payable	37,863
Administration and transfer agency fees payable	9,972
Distribution and services fees payable	22,614
Trustees' fees and expenses payable	1,096
Professional fees payable	11,313
Custody fees payable	16,650
Accrued expenses and other liabilities	7,355
Total Liabilities	366,067
NET ASSETS	$60,269,610
NET ASSETS CONSIST OF
Paid-in capital	$47,889,550
Total distributable earnings/(accumulated losses)	12,380,060
NET ASSETS	$60,269,610
INVESTMENTS, AT COST	$44,894,327
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$6.35
Net Assets	$9,962,218
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,570,048
Class A:
Net Asset Value, offering and redemption price per share	$6.30
Net Assets	$10,621,536
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,686,516
Maximum offering price per share ((NAV/0.9675), based on maximum sales charge of 3.25% of the offering price)	$6.51
Class C:
Net Asset Value, offering and redemption price per share(a)	$5.36
Net Assets	$1,233,389
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	229,983
Class I:
Net Asset Value, offering and redemption price per share	$6.65
Net Assets	$34,483,590
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	5,185,183
Class R:
Net Asset Value, offering and redemption price per share	$4.32
Net Assets	$3,968,877
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	918,011

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements and Financial Highlights.

25 | April 30, 2025

ALPS Global Opportunity Fund

Statement of Operations	For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$594,853
Foreign taxes withheld on dividends	(3,043)
Total Investment Income	591,810

EXPENSES
Investment advisory fees	271,830
Administrative fees	43,080
Delegated transfer agent equivalent services fees	14,559
Distribution and service fees
Investor Class	17,071
Class A	16,365
Class C	6,616
Class R	10,486
Professional fees	10,909
Reports to shareholders and printing fees	4,898
State registration fees	46,562
Insurance fees	454
Custody fees	7,805
Trustees' fees and expenses	2,348
Repayment of previously waived fees
Investor Class	104
Class R	20
Miscellaneous expenses	10,132
Total Expenses	463,239
Less fees waived/reimbursed by investment advisor (Note 8)
Class C	(439)
Class I	(12,837)
Class R	(191)
Net Expenses	449,772
Net Investment Income	142,038
Net realized gain on investments	3,678,161
Net realized loss on foreign currency transactions	(9,008)
Net realized gain on forward contracts	226,155
Net Realized Gain	3,895,308
Net change in unrealized depreciation on investments	(3,509,844)
Net change in unrealized appreciation on forward contract	(320,407)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	6,164
Net Change in Unrealized Depreciation	(3,824,087)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	71,221
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$213,259

See Notes to Financial Statements and Financial Highlights.

26 | April 30, 2025

ALPS Global Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
OPERATIONS
Net investment income	$142,038	$854,390
Net realized gain	3,895,308	6,129,316
Net change in unrealized appreciation/(depreciation)	(3,824,087)	11,933,066
Net Increase in Net Assets Resulting from Operations	213,259	18,916,772

TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(1,500,131)	(569,724)
Class A	(1,548,675)	(315,706)
Class C	(219,033)	(136,355)
Class I	(5,157,296)	(1,810,004)
Class R	(827,663)	(339,038)
Net Decrease in Net Assets from Distributions	(9,252,798)	(3,170,827)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	687,051	578,558
Class A	160,444	9,406,025
Class C	–	101,738
Class I	3,477,419	4,907,533
Class R	40,959	115,518
Dividends reinvested
Investor Class	1,298,349	486,607
Class A	1,504,376	289,805
Class C	196,795	122,517
Class I	4,797,337	1,706,420
Class R	827,663	339,038
Shares redeemed, net of redemption fees
Investor Class	(1,223,852)	(2,520,970)
Class A	(377,897)	(6,446,342)
Class C	(279,235)	(1,291,869)
Class I	(6,510,955)	(8,262,125)
Class R	(349,848)	(1,270,444)
Net Increase/(Decrease) in Net Assets Derived from Beneficial Interest Transactions	4,248,606	(1,737,991)

Net increase/(decrease) in net assets	(4,790,933)	14,007,954

NET ASSETS
Beginning of period	65,060,543	51,052,589
End of period	$60,269,610	$65,060,543

See Notes to Financial Statements and Financial Highlights.

27 | April 30, 2025

ALPS Global Opportunity Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six
	Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended April		Ended	Ended	Ended	Ended	Ended
	30, 2025		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2024	2023(a)	2022	2021	2020(a)
Net asset value, beginning of period	$7.32		$5.64	$5.09	$9.39	$6.47	$7.71
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.01		0.08	0.07	0.05	0.00 (c)	0.06
Net realized and unrealized gain/(loss)	0.06		1.95	0.48	(2.37)	3.22	(0.23)
Total from investment operations	0.07		2.03	0.55	(2.32)	3.22	(0.17)
DISTRIBUTIONS:
From net investment income	(0.76)		(0.35)	–	(1.25)	–	(0.60)
From net realized gains	(0.28)		–	–	(0.73)	(0.30)	(0.47)
Total distributions	(1.04)		(0.35)	–	(1.98)	(0.30)	(1.07)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–	–	–	0.00 (c)	0.00 (c)
Net increase/(decrease) in net asset value	(0.97)		1.68	0.55	(4.30)	2.92	(1.24)
Net asset value, end of period	$6.35		$7.32	$5.64	$5.09	$9.39	$6.47
TOTAL RETURN(d)	0.13%		37.47%	10.81%	(30.83)%	51.18%	(3.20)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$9,962		$10,665	$9,379	$10,256	$20,967	$15,580
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.58	%(f)	1.58%	1.59%	1.46%	1.49%	1.47%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.58	%(f)	1.58%	1.59%	1.46%	1.49%	1.47%
Ratio of net investment income to average net assets(e)	0.28	%(f)	1.20%	1.20%	0.81%	0.01%	0.86%
Portfolio turnover rate(g)	12%		37%	21%	27%	43%	41%

(a)	Prior to January 24, 2023, the ALPS Global Opportunity Fund was known as the ALPS/Red Rocks Global Opportunity Fund. Prior to March 31, 2020, the ALPS/Red Rocks Global Opportunity Fund was known as the ALPS/Red Rocks Listed Private Equity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

28 | April 30, 2025

ALPS Global Opportunity Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six
	Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended April		Ended	Ended	Ended	Ended	Ended
	30, 2025		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2024	2023(a)	2022	2021	2020(a)
Net asset value, beginning of period	$7.27		$5.61	$5.06	$9.35	$6.45	$7.67
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.01		0.09	0.07	0.05	0.00 (c)	0.04
Net realized and unrealized gain/(loss)	0.06		1.92	0.48	(2.36)	3.20	(0.20)
Total from investment operations	0.07		2.01	0.55	(2.31)	3.20	(0.16)
DISTRIBUTIONS:
From net investment income	(0.76)		(0.35)	–	(1.25)	–	(0.60)
From net realized gains	(0.28)		–	–	(0.73)	(0.30)	(0.47)
Total distributions	(1.04)		(0.35)	–	(1.98)	(0.30)	(1.07)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–	–	–	0.00 (c)	0.01
Net increase/(decrease) in net asset value	(0.97)		1.66	0.55	(4.29)	2.90	(1.22)
Net asset value, end of period	$6.30		$7.27	$5.61	$5.06	$9.35	$6.45
TOTAL RETURN(d)	0.13%		37.31%	10.87%	(30.85)%	51.02%	(2.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$10,622		$10,874	$5,379	$4,710	$4,188	$2,544
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.55	%(f)	1.56%	1.57%	1.49%	1.47%	1.51%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.55	%(f)	1.56%	1.57%	1.49%	1.47%	1.51%
Ratio of net investment income to average net assets(e)	0.30	%(f)	1.27%	1.24%	0.88%	0.05%	0.62%
Portfolio turnover rate(g)	12%		37%	21%	27%	43%	41%

(a)	Prior to January 24, 2023, the ALPS Global Opportunity Fund was known as the ALPS/Red Rocks Global Opportunity Fund. Prior to March 31, 2020, the ALPS/Red Rocks Global Opportunity Fund was known as the ALPS/Red Rocks Listed Private Equity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

29 | April 30, 2025

ALPS Global Opportunity Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six
	Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended April		Ended	Ended	Ended	Ended	Ended
	30, 2025		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2024	2023(a)	2022	2021	2020(a)
Net asset value, beginning of period	$6.35		$4.96	$4.50	$8.59	$5.98	$7.25
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.01)		0.03	0.03	0.00 (c)	(0.06)	0.01
Net realized and unrealized gain/(loss)	0.05		1.71	0.43	(2.12)	2.97	(0.22)
Total from investment operations	0.04		1.74	0.46	(2.12)	2.91	(0.21)
DISTRIBUTIONS:
From net investment income	(0.75)		(0.35)	–	(1.24)	–	(0.59)
From net realized gains	(0.28)		–	–	(0.73)	(0.30)	(0.47)
Total distributions	(1.03)		(0.35)	–	(1.97)	(0.30)	(1.06)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–	–	–	–	0.00 (c)
Net increase/(decrease) in net asset value	(0.99)		1.39	0.46	(4.09)	2.61	(1.27)
Net asset value, end of period	$5.36		$6.35	$4.96	$4.50	$8.59	$5.98
TOTAL RETURN(d)	(0.33)%		36.58%	10.22%	(31.48)%	50.14%	(4.01)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,233		$1,523	$2,098	$4,507	$10,883	$9,061
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	2.32	%(f)	2.34%	2.32%	2.23%	2.20%	2.22%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	2.25	%(f)	2.25%	2.25%	2.23%	2.20%	2.22%
Ratio of net investment income/(loss) to average net assets(e)	(0.37	)%(f)	0.53%	0.52%	0.03%	(0.73)%	0.12%
Portfolio turnover rate(g)	12%		37%	21%	27%	43%	41%

(a)	Prior to January 24, 2023, the ALPS Global Opportunity Fund was known as the ALPS/Red Rocks Global Opportunity Fund. Prior to March 31, 2020, the ALPS/Red Rocks Global Opportunity Fund was known as the ALPS/Red Rocks Listed Private Equity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

30 | April 30, 2025

ALPS Global Opportunity Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six
	Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended April		Ended	Ended	Ended	Ended	Ended
	30, 2025		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2024	2023(a)	2022	2021	2020(a)
Net asset value, beginning of period	$7.62		$5.85	$5.25	$9.61	$6.61	$7.84
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.02		0.11	0.09	0.07	0.02	0.07
Net realized and unrealized gain/(loss)	0.06		2.02	0.51	(2.44)	3.28	(0.23)
Total from investment operations	0.08		2.13	0.60	(2.37)	3.30	(0.16)
DISTRIBUTIONS:
From net investment income	(0.77)		(0.36)	–	(1.26)	–	(0.60)
From net realized gains	(0.28)		–	–	(0.73)	(0.30)	(0.47)
Total distributions	(1.05)		(0.36)	–	(1.99)	(0.30)	(1.07)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–	–	–	0.00 (c)	0.00 (c)
Net increase/(decrease) in net asset value	(0.97)		1.77	0.60	(4.36)	3.00	(1.23)
Net asset value, end of period	$6.65		$7.62	$5.85	$5.25	$9.61	$6.61
TOTAL RETURN(d)	0.19%		37.77%	11.43%	(30.69)%	51.31%	(2.93)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$34,484		$37,732	$30,176	$36,321	$69,176	$55,950
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.32	%(f)	1.32%	1.31%	1.22%	1.20%	1.22%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.25	%(f)	1.25%	1.25%	1.22%	1.20%	1.22%
Ratio of net investment income to average net assets(e)	0.60	%(f)	1.53%	1.55%	1.07%	0.29%	1.08%
Portfolio turnover rate(g)	12%		37%	21%	27%	43%	41%

(a)	Prior to January 24, 2023, the ALPS Global Opportunity Fund was known as the ALPS/Red Rocks Global Opportunity Fund. Prior to March 31, 2020, the ALPS/Red Rocks Global Opportunity Fund was known as the ALPS/Red Rocks Listed Private Equity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

31 | April 30, 2025

ALPS Global Opportunity Fund – Class R

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six
	Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended April		Ended	Ended	Ended	Ended	Ended
	30, 2025		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2024	2023(a)	2022	2021	2020(a)
Net asset value, beginning of period	$5.31		$4.18	$3.78	$7.50	$5.23	$6.45
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.00	(c)	0.05	0.04	0.03	(0.01)	0.03
Net realized and unrealized gain/(loss)	0.05		1.43	0.36	(1.77)	2.58	(0.18)
Total from investment operations	0.05		1.48	0.40	(1.74)	2.57	(0.15)
DISTRIBUTIONS:
From net investment income	(0.76)		(0.35)	–	(1.25)	–	(0.60)
From net realized gains	(0.28)		–	–	(0.73)	(0.30)	(0.47)
Total distributions	(1.04)		(0.35)	–	(1.98)	(0.30)	(1.07)
Net increase/(decrease) in net asset value	(0.99)		1.13	0.40	(3.72)	2.27	(1.22)
Net asset value, end of period	$4.32		$5.31	$4.18	$3.78	$7.50	$5.23
TOTAL RETURN(d)	(0.22)%		37.41%	10.58%	(30.92)%	50.86%	(3.56)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,969		$4,267	$4,021	$4,140	$6,987	$5,231
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.76	%(f)	1.77%	1.76%	1.68%	1.65%	1.68%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.75	%(f)	1.75%	1.75%	1.68%	1.65%	1.68%
Ratio of net investment income/(loss) to average net assets(e)	0.10	%(f)	1.03%	1.04%	0.61%	(0.17)%	0.61%
Portfolio turnover rate(g)	12%		37%	21%	27%	43%	41%

(a)	Prior to January 24, 2023, the ALPS Global Opportunity Fund was known as the ALPS/Red Rocks Global Opportunity Fund. Prior to March 31, 2020, the ALPS/Red Rocks Global Opportunity Fund was known as the ALPS/Red Rocks Listed Private Equity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

32 | April 30, 2025

ALPS Balanced Opportunity Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (61.34%)
Communications (5.70%)
Entertainment Content (0.68%)
Walt Disney Co.	844	$76,762

Internet Media & Services (4.25%)
Alphabet, Inc., Class A	1,575	250,111
Meta Platforms, Inc., Class A	416	228,384
		478,495

Telecommunications (0.77%)
AT&T, Inc.	3,149	87,227

TOTAL COMMUNICATIONS		642,484

Consumer Discretionary (7.48%)
Automotive (0.80%)
Volkswagen AG, ADR	8,170	90,605

E-Commerce Discretionary (2.85%)
Amazon.com, Inc.(a)	1,744	321,628

Leisure Facilities & Services (1.86%)
Marriott International, Inc., Class A	323	77,061
McDonald's Corp.	414	132,335
		209,396
Retail - Discretionary (1.97%)
Lowe's Cos., Inc.	450	100,602
O'Reilly Automotive, Inc.(a)	86	121,707
		222,309

TOTAL CONSUMER DISCRETIONARY		843,938

Consumer Staples (2.41%)
Household Products (0.79%)
Procter & Gamble Co.	545	88,601

Retail - Consumer Staples (1.62%)
Costco Wholesale Corp.	88	87,516
Walmart, Inc.	980	95,305
		182,821

TOTAL CONSUMER STAPLES		271,422

Energy (3.29%)
Oil & Gas Producers (2.80%)
ConocoPhillips	1,817	161,931
Enbridge, Inc.	3,288	153,517
		315,448

		Value
	Shares	(Note 2)
Oil & Gas Services & Equipment (0.49%)
Baker Hughes Co.	1,555	$55,047

TOTAL ENERGY		370,495

Financials (7.84%)
Asset Management (0.67%)
Blackstone, Inc.	575	75,733

Banking (1.47%)
JPMorgan Chase & Co.	344	84,150
Wells Fargo & Co.	1,148	81,519
		165,669
Institutional Financial Svcs (1.77%)
Goldman Sachs Group, Inc.	203	111,153
Intercontinental Exchange, Inc.	525	88,184
		199,337
Insurance (0.64%)
Aon PLC, Class A	203	72,022

Specialty Finance (3.29%)
American Express Co.	409	108,962
Mastercard, Inc., Class A	320	175,379
S&P Global, Inc.	173	86,509
		370,850

TOTAL FINANCIALS		883,611

Health Care (6.47%)
Biotech & Pharma (3.11%)
Johnson & Johnson	1,070	167,252
Vertex Pharmaceuticals, Inc.(a)	360	183,420
		350,672
Health Care Facilities & Svcs (1.68%)
HCA Healthcare, Inc.	151	52,107
IQVIA Holdings, Inc.(a)	350	54,275
UnitedHealth Group, Inc.	202	83,110
		189,492
Medical Equipment & Devices (1.68%)
Boston Scientific Corp.(a)	859	88,365
Thermo Fisher Scientific, Inc.	236	101,244
		189,609

TOTAL HEALTH CARE		729,773

Industrials (8.09%)
Aerospace & Defense (1.29%)
RTX Corp.	1,150	145,050

See Notes to Financial Statements and Financial Highlights.

33 | April 30, 2025

ALPS Balanced Opportunity Fund

Statement of Investments	April 30, 2025 (Unaudited)

		Value
	Shares	(Note 2)
Commercial Support Services (1.13%)
Waste Management, Inc.	546	$127,415

Electrical Equipment (3.10%)
Amphenol Corp., Class A	1,935	148,898
Schneider Electric SE, ADR	1,360	62,927
TE Connectivity PLC	546	79,924
Trane Technologies PLC	149	57,112
		348,861
Machinery (1.76%)
Caterpillar, Inc.	293	90,616
Deere & Co.	232	107,546
		198,162
Transportation & Logistics (0.81%)
Old Dominion Freight Line, Inc.	597	91,508

TOTAL INDUSTRIALS		910,996

Materials (1.41%)
Chemicals (0.97%)
Linde PLC	241	109,228

Metals & Mining (0.44%)
Freeport-McMoRan, Inc.	1,361	49,037

TOTAL MATERIALS		158,265

Real Estate (2.00%)
REIT (2.00%)
Equity LifeStyle Properties, Inc.	1,320	85,510
Welltower, Inc.	920	140,382
		225,892

TOTAL REAL ESTATE		225,892

Technology (13.70%)
Semiconductors (3.68%)
Lam Research Corp.	979	70,165
NVIDIA Corp.	1,767	192,462
Taiwan Semiconductor
Manufacturing Co., Ltd.,
Sponsored ADR	911	151,855
		414,482
Software (7.31%)
Atlassian Corp., Class A(a)	485	110,730
Fortinet, Inc.(a)	1,570	162,903
Microsoft Corp.	603	238,343
Salesforce, Inc.	308	82,763
ServiceNow, Inc.(a)	120	114,601

	Shares	Value (Note 2)
Software (continued)
Synopsys, Inc.(a)	249	$114,293
		823,633
Technology Hardware (1.76%)
Apple, Inc.	441	93,713
Motorola Solutions, Inc.	237	104,372
		198,085
Technology Services (0.95%)
International Business Machines
Corp.	441	106,643

TOTAL TECHNOLOGY		1,542,843

Utilities (2.95%)
Electric Utilities (2.95%)
Duke Energy Corp.	907	110,672
NRG Energy, Inc.	970	106,293
PPL Corp.	3,177	115,960
		332,925

TOTAL UTILITIES		332,925

TOTAL COMMON STOCKS
(Cost $4,819,763)		6,912,644

EXCHANGE TRADED FUNDS (38.56%)
ALPS | Smith Core Plus Bond ETF(b)	168,337	4,344,778

TOTAL EXCHANGE TRADED FUNDS
(Cost $4,408,889)		4,344,778

	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.00%(c))
Mortgage Securities (0.00%(c))
Freddie Mac REMICS, Series 1996-1843 7.000%, 04/15/2026	$14	14

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $15)		14

See Notes to Financial Statements and Financial Highlights.

34 | April 30, 2025

ALPS Balanced Opportunity Fund

Statement of Investments	April 30, 2025 (Unaudited)

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (0.73%)
Money Market Fund (0.73%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	4.237%	81,852	$81,852

TOTAL SHORT TERM INVESTMENTS
(Cost $81,852)			81,852

TOTAL INVESTMENTS (100.63%)
(Cost $9,310,519)			11,339,288

Liabilities In Excess Of Other Assets (-0.63%)			(70,547)

NET ASSETS (100.00%)			$11,268,741

(a)	Non-Income Producing Security.
(b)	Affiliated Company. See Note 7 in Notes to Financial Statements and Financial Highlights. Financials for the affilaited company can be found at www.alpsfunds.com.
(c)	Less than 0.005%.

See Notes to Financial Statements and Financial Highlights.

35 | April 30, 2025

ALPS Balanced Opportunity Fund

Statement of Assets and Liabilities	April 30, 2025 (Unaudited)

ASSETS
Investments, at value	$6,994,510
Investments in affiliates, at value	4,344,778
Dividends and interest receivable	6,397
Prepaid expenses and other assets	27,356
Total Assets	11,373,041
LIABILITIES
Payable due to custodian - overdraft	37,105
Investment advisory fees payable	15,192
Administration and transfer agency fees payable	7,926
Distribution and services fees payable	1,095
Trustees' fees and expenses payable	57
Professional fees payable	29,985
Accrued expenses and other liabilities	12,940
Total Liabilities	104,300
NET ASSETS	$11,268,741
NET ASSETS CONSIST OF
Paid-in capital	$8,333,428
Total distributable earnings/(accumulated losses)	2,935,313
NET ASSETS	$11,268,741
INVESTMENTS, AT COST	$4,901,630
INVESTMENTS IN AFFILIATES, AT COST	$4,408,889
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$11.83
Net Assets	$662,149
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	55,967
Class A:
Net Asset Value, offering and redemption price per share	$11.84
Net Assets	$2,109,356
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	178,182
Maximum offering price per share ((NAV/0.9675), based on maximum sales charge of 3.25% of the offering price)	$12.24
Class C:
Net Asset Value, offering and redemption price per share(a)	$11.72
Net Assets	$586,138
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	50,000
Class I:
Net Asset Value, offering and redemption price per share	$11.78
Net Assets	$7,911,098
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	671,427

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements and Financial Highlights.

36 | April 30, 2025

ALPS Balanced Opportunity Fund

Statement of Operations	For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$56,572
Dividends from affiliated securities	98,275
Foreign taxes withheld on dividends	(1,080)
Interest	14
Total Investment Income	153,781

EXPENSES
Investment advisory fees	43,091
Administrative fees	1,053
Delegated transfer agent equivalent servcies fees	7,296
Distribution and service fees
Class C	3,076
Professional fees	9,164
Reports to shareholders and printing fees	3,338
State registration fees	31,434
Insurance fees	89
Custody fees	6,403
Trustees' fees and expenses	540
Repayment of previously waived fees
Investor Class	1,855
Class A	5,906
Class C	1,643
Class I	22,117
Miscellaneous expenses	6,401
Total Expenses	143,406
Less fees waived/reimbursed by investment advisor (Note 8)
Investor Class	(4,157)
Class A	(9,910)
Class C	(4,061)
Class I	(68,833)
Less fees waived from investments in affiliated securities (Note 8)	(11,879)
Net Expenses	44,566
Net Investment Income	109,215
Net realized gain on investments	983,941
Net realized loss on investments - affiliated securities	(17,759)
Net realized loss on foreign currency transactions	(31)
Net Realized Gain	966,151
Net change in unrealized depreciation on investments	(1,286,953)
Net change in unrealized appreciation on investments - affiliated securities	8,014
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	51
Net Change in Unrealized Depreciation	(1,278,888)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(312,737)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(203,522)

See Notes to Financial Statements and Financial Highlights.

37 | April 30, 2025

ALPS Balanced Opportunity Fund

Statements of Changes in Net Assets

	For the Six	For the Year
	Months Ended	Ended
	April 30, 2025	October 31,
	(Unaudited)	2024
OPERATIONS
Net investment income	$109,215	$383,208
Net realized gain	966,151	2,709,891
Net change in unrealized appreciation/(depreciation)	(1,278,888)	2,080,937
Net Increase/(Decrease) in Net Assets Resulting from Operations	(203,522)	5,174,036

DISTRIBUTIONS
From distributable earnings
Investor Class	(69,854)	(10,981)
Class A	(129,477)	(19,827)
Class C	(59,716)	(5,448)
Class I	(931,662)	(349,404)
Net Decrease in Net Assets from Distributions	(1,190,709)	(385,660)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	21,807	15,660
Class A	969,686	–
Class I	19,800	4,892,899
Dividends reinvested
Investor Class	7,378	1,002
Class A	3,528	–
Class C	3	14
Class I	887,135	311,292
Shares redeemed
Investor Class	(26,395)	(7,273)
Class A	(7)	(1)
Class C	–	(3,145)
Class I	(1,836,859)	(17,537,750)
Net Increase/(Decrease) in Net Assets Derived from Beneficial Interest Transactions	46,076	(12,327,302)

Net decrease in net assets	(1,348,155)	(7,538,926)

NET ASSETS
Beginning of period	12,616,896	20,155,822
End of period	$11,268,741	$12,616,896

See Notes to Financial Statements and Financial Highlights.

38 | April 30, 2025

ALPS Balanced Opportunity Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024(a)		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$13.24		$10.56		$10.22	$12.19		$9.88	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.12		0.23		0.17	0.10		0.04	0.00	(c)
Net realized and unrealized gain/(loss)	(0.28)		2.65		0.35	(1.94)		2.32	(0.12)
Total from investment operations	(0.16)		2.88		0.52	(1.84)		2.36	(0.12)
DISTRIBUTIONS:
From net investment income	(0.11)		(0.20)		(0.18)	(0.11)		(0.05)	(0.00	)(c)
From net realized gains	(1.14)		–		–	(0.02)		–	–
From tax return of capital	–		–		–	(0.00	)(c)	–	–
Total distributions	(1.25)		(0.20)		(0.18)	(0.13)		(0.05)	(0.00	)(c)
Net increase/(decrease) in net asset value	(1.41)		2.68		0.34	(1.97)		2.31	(0.12)
Net asset value, end of period	$11.83		$13.24		$10.56	$10.22		$12.19	$9.88
TOTAL RETURN(d)	(1.70)%		27.42%		5.09%	(15.17)%		23.95%	(1.18)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$662		$739		$582	$651		$784	$601
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.13	%(e)(f)	2.85	%(e)	1.82%	1.56%		1.67%	3.00	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.61	%(e)(f)	0.79	%(e)	1.09%	1.12%		1.12%	1.15	%(f)
Ratio of net investment income to average net assets	1.90	%(f)	1.89%		1.60%	0.86%		0.38%	0.25	%(f)
Portfolio turnover rate(g)	28%		131%		74%	108%		126%	26%

(a)	Prior to October 3, 2024, the ALPS Balanced Opportunity Fund was known as the ALPS | Smith Balanced Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	According to the Fund's shareholder services plan with respect to the Fund's Investor Class shares, any amount of fees accrued according to the plan, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

39 | April 30, 2025

ALPS Balanced Opportunity Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024(a)		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$13.24		$10.56		$10.22	$12.19		$9.88	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.11		0.24		0.17	0.10		0.04	0.00	(c)
Net realized and unrealized gain/(loss)	(0.26)		2.64		0.35	(1.94)		2.32	(0.12)
Total from investment operations	(0.15)		2.88		0.52	(1.84)		2.36	(0.12)
DISTRIBUTIONS:
From net investment income	(0.11)		(0.20)		(0.18)	(0.11)		(0.05)	(0.00	)(c)
From net realized gains	(1.14)		–		–	(0.02)		–	–
From tax return of capital	–		–		–	(0.00	)(c)	–	–
Total distributions	(1.25)		(0.20)		(0.18)	(0.13)		(0.05)	(0.00	)(c)
Net increase/(decrease) in net asset value	(1.40)		2.68		0.34	(1.97)		2.31	(0.12)
Net asset value, end of period	$11.84		$13.24		$10.56	$10.22		$12.19	$9.88
TOTAL RETURN(d)	(1.66)%		27.40%		5.06%	(15.16)%		23.96%	(1.16)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,109		$1,324		$1,056	$1,063		$1,219	$988
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.11	%(e)(f)	2.85	%(e)	1.87%	1.56%		1.66%	3.03	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.63	%(e)(f)	0.78	%(e)	1.12%	1.11%		1.11%	1.15	%(f)
Ratio of net investment income to average net assets	1.87	%(f)	1.90%		1.57%	0.87%		0.39%	0.26	%(f)
Portfolio turnover rate(g)	28%		131%		74%	108%		126%	26%

(a)	Prior to October 3, 2024, the ALPS Balanced Opportunity Fund was known as the ALPS | Smith Balanced Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	According to the Fund's shareholder services plan with respect to the Fund's Class A shares, any amount of fees accrued according to the plan, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

40 | April 30, 2025

ALPS Balanced Opportunity Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024(a)	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$13.13		$10.51	$10.17	$12.14		$9.88	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.05		0.10	0.09	0.01		(0.04)	(0.01)
Net realized and unrealized gain/(loss)	(0.26)		2.63	0.35	(1.92)		2.31	(0.11)
Total from investment operations	(0.21)		2.73	0.44	(1.91)		2.27	(0.12)
DISTRIBUTIONS:
From net investment income	(0.06)		(0.11)	(0.10)	(0.04)		(0.01)	–
From net realized gains	(1.14)		–	–	(0.02)		–	–
From tax return of capital	–		–	–	(0.00	)(c)	–	–
Total distributions	(1.20)		(0.11)	(0.10)	(0.06)		(0.01)	–
Net increase/(decrease) in net asset value	(1.41)		2.62	0.34	(1.97)		2.26	(0.12)
Net asset value, end of period	$11.72		$13.13	$10.51	$10.17		$12.14	$9.88
TOTAL RETURN(d)	(2.16)%		26.04%	4.32%	(15.81)%		22.93%	(1.20)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$586		$657	$528	$524		$607	$494
Ratio of expenses to average net assets excluding fee waivers and reimbursements	3.17	%(e)	3.22%	2.60%	2.30%		2.40%	3.73	%(e)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.66	%(e)	1.85%	1.85%	1.85%		1.85%	1.85	%(e)
Ratio of net investment income/(loss) to average net assets	0.85	%(e)	0.84%	0.84%	0.13%		(0.35)%	(0.44	)%(e)
Portfolio turnover rate(f)	28%		131%	74%	108%		126%	26%

(a)	Prior to October 3, 2024, the ALPS Balanced Opportunity Fund was known as the ALPS | Smith Balanced Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

41 | April 30, 2025

ALPS Balanced Opportunity Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024(a)	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$13.20		$10.56	$10.22	$12.19		$9.88	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.11		0.23	0.20	0.12		0.08	0.01
Net realized and unrealized gain/(loss)	(0.27)		2.64	0.35	(1.93)		2.31	(0.12)
Total from investment operations	(0.16)		2.87	0.55	(1.81)		2.39	(0.11)
DISTRIBUTIONS:
From net investment income	(0.12)		(0.23)	(0.21)	(0.14)		(0.08)	(0.01)
From net realized gains	(1.14)		–	–	(0.02)		–	–
From tax return of capital	–		–	–	(0.00	)(c)	–	–
Total distributions	(1.26)		(0.23)	(0.21)	(0.16)		(0.08)	(0.01)
Net increase/(decrease) in net asset value	(1.42)		2.64	0.34	(1.97)		2.31	(0.12)
Net asset value, end of period	$11.78		$13.20	$10.56	$10.22		$12.19	$9.88
TOTAL RETURN(d)	(1.73)%		27.38%	5.37%	(14.93)%		24.28%	(1.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$7,911		$9,897	$17,990	$24,176		$37,410	$12,289
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.33	%(e)	2.06%	1.72%	1.41%		1.39%	2.69	%(e)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.66	%(e)	0.85%	0.85%	0.85%		0.85%	0.85	%(e)
Ratio of net investment income to average net assets	1.84	%(e)	1.88%	1.83%	1.10%		0.67%	0.57	%(e)
Portfolio turnover rate(f)	28%		131%	74%	108%		126%	26%

(a)	Prior to October 3, 2024, the ALPS Balanced Opportunity Fund was known as the ALPS | Smith Balanced Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

42 | April 30, 2025

ALPS Asset Allocation Growth & Income

Statement of Investments	April 30, 2025 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (99.78%)
Debt (35.00%)
RiverFront Dynamic Core Income ETF(a)	136,368	$3,056,689
Riverfront Strategic Income Fund(a)	274,770	6,329,052
SPDR Bloomberg 1-3 Month T-Bill ETF	41,300	3,788,036
SPDR Portfolio Aggregate Bond ETF	463,350	11,838,592
		25,012,369
Equity (64.78%)
ALPS Active Equity Opportunity ETF(a)	172,865	9,483,616
ALPS Electrification Infrastructure ETF(a)(b)	117,385	3,291,194
ALPS O'Shares U.S. Quality Dividend ETF(a)	55,610	2,883,934
iShares Core MSCI International Developed Markets ETF	93,500	6,696,470
iShares® Core S&P 500® ETF	7,975	4,449,731
RiverFront Dynamic US Dividend Advantage ETF(a)	231,612	11,964,891
Vanguard® Total Stock Market ETF	16,945	4,622,935
Vanguard® Value ETF	17,450	2,905,076
		46,297,847

TOTAL EXCHANGE TRADED FUNDS
(Cost $64,591,334)		71,310,216

	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (0.33%)
Money Market Fund (0.33%)
State Street Institutional Treasury Plus Money Market Fund- Premier Class	4.267%	238,103	238,103

TOTAL MONEY MARKET FUND			238,103

TOTAL SHORT-TERM INVESTMENTS
(Cost $238,103)			238,103

TOTAL INVESTMENTS (100.11%)
(Cost $64,829,437)			$71,548,319

Liabilities In Excess Of Other Assets (-0.11%)			(78,567)

NET ASSETS (100.00%)			$71,469,752

(a)	Affiliated Company. See Note 7 in Notes to Financial Statements and Financial Highlights. Financials for the affilaited company can be found at www.alpsfunds.com.
(b)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements and Financial Highlights.

43 | April 30, 2025

ALPS Asset Allocation Growth & Income

Statement of Assets and Liabilities	April 30, 2025 (Unaudited)

ALPS Asset
Allocation
Growth &
Income
ASSETS
Investments, at value	$34,538,943
Investments in affiliates, at value	37,009,376
Receivable for shares sold	693
Dividends and interest receivable	5,302
Total Assets	71,554,314
LIABILITIES
Payable for shares redeemed	51,490
Unitary administrative fees payable	24,271
Distribution and services fees payable	8,801
Total Liabilities	84,562
NET ASSETS	$71,469,752
NET ASSETS CONSIST OF
Paid-in capital	$61,518,495
Total distributable earnings/(accumulated losses)	9,951,257
NET ASSETS	$71,469,752
INVESTMENTS, AT COST	$32,997,468
INVESTMENTS IN AFFILIATES, AT COST	$31,831,969

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$13.60
Net Assets	$7,817,569
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	574,817
Class A:
Net Asset Value, offering and redemption price per share	$13.58
Net Assets	$19,940,871
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,468,233
Maximum offering price per share ((NAV/0.9675), based on maximum sales charge of 3.25% of the offering price)	$14.04
Class C:
Net Asset Value, offering and redemption price per share(a)	$13.03
Net Assets	$3,935,439
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	302,108
Class I:
Net Asset Value, offering and redemption price per share	$13.55
Net Assets	$39,775,873
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	2,934,777

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements and Financial Highlights.

44 | April 30, 2025

ALPS Asset Allocation Growth & Income

Statement of Operations	For the Six Months Ended April 30, 2025 (Unaudited)

ALPS Asset
Allocation
Growth &
Income
INVESTMENT INCOME
Dividends	$807,808
Dividends from affiliated securities	600,606
Total Investment Income	1,408,414

EXPENSES
Unitary administrative fees	87,985
Distribution and service fees
Investor Class	10,297
Class A	26,170
Class C	21,835
Total Expenses	146,287
Net Expenses	146,287
Net Investment Income	1,262,127
Net realized gain on investments	1,109,678
Net realized gain on investments - affiliated securities	3,434,153
Net realized gain	4,543,831
Net change in unrealized depreciation on investments	(1,654,268)
Net change in unrealized depreciation on investments - affiliated securities	(4,974,934)
Net change in unrealized depreciation	(6,629,202)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,085,371)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(823,244)

See Notes to Financial Statements and Financial Highlights.

45 | April 30, 2025

ALPS Asset Allocation Growth & Income

Statements of Changes in Net Assets

	For the Six Months	For the Year
	Ended April 30,	Ended
	2025 (Unaudited)	October 31, 2024
OPERATIONS
Net investment income	$1,262,127	$2,411,226
Net realized gain	4,543,831	254,316
Net change in unrealized appreciation/(depreciation)	(6,629,202)	13,829,643
Net Increase/(Decrease) in Net Assets Resulting from Operations	(823,244)	16,495,185
TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(133,681)	(260,033)
Class A	(339,080)	(669,037)
Class C	(59,021)	(146,313)
Class I	(721,780)	(1,435,407)
Net Decrease in Net Assets from Distributions	(1,253,562)	(2,510,790)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	49,842	54,187
Class A	652,481	2,588,064
Class C	46,300	361,187
Class I	3,428,157	3,713,854
Dividends reinvested
Investor Class	130,999	254,438
Class A	322,210	649,196
Class C	54,022	141,151
Class I	713,780	1,413,318
Shares redeemed
Investor Class	(517,175)	(1,078,857)
Class A	(2,066,103)	(4,478,867)
Class C	(870,384)	(3,996,604)
Class I	(5,941,803)	(10,033,679)
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(3,997,674)	(10,412,612)
Net increase/(decrease) in net assets	(6,074,480)	3,571,783
NET ASSETS
Beginning of period	77,544,232	73,972,449
End of period	$71,469,752	$77,544,232

See Notes to Financial Statements and Financial Highlights.

46 | April 30, 2025

ALPS Asset Allocation Growth & Income – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six
	Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended April		Ended	Ended	Ended	Ended	Ended
	30, 2025		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)(a)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.98		$11.66	$12.00	$14.45	$11.84	$12.02
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.23		0.40	0.40	0.37	0.14	0.18
Net realized and unrealized gain/(loss)	(0.38)		2.35	0.14	(2.49)	2.62	(0.16)
Total from investment operations	(0.15)		2.75	0.54	(2.12)	2.76	0.02
DISTRIBUTIONS:
From net investment income	(0.23)		(0.43)	(0.42)	(0.33)	(0.14)	(0.20)
From net realized gains	–		–	(0.46)	–	–	–
Tax return of capital	–		–	–	–	(0.01)	–
Total distributions	(0.23)		(0.43)	(0.88)	(0.33)	(0.15)	(0.20)
Net increase/(decrease) in net asset value	(0.38)		2.32	(0.34)	(2.45)	2.61	(0.18)
Net asset value, end of period	$13.60		$13.98	$11.66	$12.00	$14.45	$11.84
TOTAL RETURN(c)	(1.13)%		23.67%	4.53%	(14.82)%	23.40%	0.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$7,818		$8,380	$7,687	$9,269	$6,921	$6,802
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	0.48	%(e)(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	0.48	%(e)(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets(d)(g)	3.25	%(e)	3.01%	3.29%	2.84%	1.04%	1.57%
Portfolio turnover rate(h)	88%		36%	13%	127%	13%	33%

(a)	Prior to February 28, 2025, ALPS Asset Allocation Growth & Income was known as RiverFront Asset Allocation Growth & Income.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	Effective February 28, 2025, the contractual unitary administrative fee rate changed from 0.25% to 0.20% of average daily net assets.
(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

47 | April 30, 2025

ALPS Asset Allocation Growth & Income – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six
	Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended April		Ended	Ended	Ended	Ended	Ended
	30, 2025		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)(a)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.96		$11.65	$11.99	$14.43	$11.83	$12.01
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.23		0.40	0.40	0.37	0.14	0.18
Net realized and unrealized gain/(loss)	(0.38)		2.34	0.14	(2.48)	2.61	(0.16)
Total from investment operations	(0.15)		2.74	0.54	(2.11)	2.75	0.02
DISTRIBUTIONS:
From net investment income	(0.23)		(0.43)	(0.42)	(0.33)	(0.14)	(0.20)
From net realized gains	–		–	(0.46)	–	–	–
From tax return of capital	–		–	–	–	(0.01)	–
Total distributions	(0.23)		(0.43)	(0.88)	(0.33)	(0.15)	(0.20)
Net increase/(decrease) in net asset value	(0.38)		2.31	(0.34)	(2.44)	2.60	(0.18)
Net asset value, end of period	$13.58		$13.96	$11.65	$11.99	$14.43	$11.83
TOTAL RETURN(c)	(1.14)%		23.60%	4.54%	(14.76)%	23.34%	0.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$19,941		$21,604	$19,110	$18,794	$6,139	$4,489
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	0.48	%(e)(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	0.48	%(e)(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets(d)(g)	3.25	%(e)	3.00%	3.26%	2.89%	1.05%	1.52%
Portfolio turnover rate(h)	88%		36%	13%	127%	13%	33%

(a)	Prior to February 28, 2025, ALPS Asset Allocation Growth & Income was known as RiverFront Asset Allocation Growth & Income.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	Effective February 28, 2025, the contractual unitary administrative fee rate changed from 0.25% to 0.20% of average daily net assets.
(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

48 | April 30, 2025

ALPS Asset Allocation Growth & Income – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six
	Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended April		Ended	Ended	Ended	Ended	Ended
	30, 2025		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)(a)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.41		$11.20	$11.57	$13.94	$11.45	$11.65
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.12		0.29	0.31	0.26	0.04	0.09
Net realized and unrealized gain/(loss)	(0.32)		2.25	0.11	(2.39)	2.52	(0.15)
Total from investment operations	(0.20)		2.54	0.42	(2.13)	2.56	(0.06)
DISTRIBUTIONS:
From net investment income	(0.18)		(0.33)	(0.33)	(0.24)	(0.06)	(0.14)
From net realized gains	–		–	(0.46)	–	–	–
Tax return of capital	–		–	–	–	(0.01)	–
Total distributions	(0.18)		(0.33)	(0.79)	(0.24)	(0.07)	(0.14)
Net increase/(decrease) in net asset value	(0.38)		2.21	(0.37)	(2.37)	2.49	(0.20)
Net asset value, end of period	$13.03		$13.41	$11.20	$11.57	$13.94	$11.45
TOTAL RETURN(c)	(1.50)%		22.77%	3.68%	(15.39)%	22.44%	(0.44)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,935		$4,820	$7,118	$13,432	$11,049	$13,642
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	1.23	%(e)(f)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	1.23	%(e)(f)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets(d)(g)	2.54	%(e)	2.24%	2.60%	2.03%	0.29%	0.82%
Portfolio turnover rate(h)	88%		36%	13%	127%	13%	33%

(a)	Prior to February 28, 2025, ALPS Asset Allocation Growth & Income was known as RiverFront Asset Allocation Growth & Income.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	Effective February 28, 2025, the contractual unitary administrative fee rate changed from 0.25% to 0.20% of average daily net assets.
(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

49 | April 30, 2025

ALPS Asset Allocation Growth & Income – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six
	Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended April		Ended	Ended	Ended	Ended	Ended
	30, 2025		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)(a)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.93		$11.62	$11.96	$14.40	$11.79	$11.97
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.23		0.43	0.43	0.40	0.18	0.22
Net realized and unrealized gain/(loss)	(0.37)		2.34	0.14	(2.48)	2.61	(0.18)
Total from investment operations	(0.14)		2.77	0.57	(2.08)	2.79	0.04
DISTRIBUTIONS:
From net investment income	(0.24)		(0.46)	(0.45)	(0.36)	(0.16)	(0.22)
From net realized gains	–		–	(0.46)	–	–	–
Tax return of capital	–		–	–	–	(0.02)	–
Total distributions	(0.24)		(0.46)	(0.91)	(0.36)	(0.18)	(0.22)
Net increase/(decrease) in net asset value	(0.38)		2.31	(0.34)	(2.44)	2.61	(0.18)
Net asset value, end of period	$13.55		$13.93	$11.62	$11.96	$14.40	$11.79
TOTAL RETURN(c)	(1.03)%		23.94%	4.80%	(14.60)%	23.79%	0.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$39,776		$42,740	$40,057	$47,655	$40,106	$34,529
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	0.23	%(e)(f)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	0.23	%(e)(f)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets(d)(g)	3.50	%(e)	3.25%	3.54%	3.06%	1.29%	1.83%
Portfolio turnover rate(h)	88%		36%	13%	127%	13%	33%

(a)	Prior to February 28, 2025, ALPS Asset Allocation Growth & Income was known as RiverFront Asset Allocation Growth & Income.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	Effective February 28, 2025, the contractual unitary administrative fee rate changed from 0.25% to 0.20% of average daily net assets.
(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

50 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report includes the financial statements and financial highlights of the following five funds: ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India ESG Fund, ALPS Global Opportunity Fund, ALPS Balanced Opportunity Fund (formerly ALPS | Smith Balanced Opportunity Fund) and ALPS Asset Allocation Growth & Income Fund (formerly RiverFront Asset Allocation Growth & Income) (each, a “Fund” and collectively, the “Funds”).

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns, consistent with prudent investment management. ALPS | Kotak India ESG Fund seeks to achieve long-term capital appreciation. The ALPS Global Opportunity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. The ALPS Balanced Opportunity Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. ALPS Asset Allocation Growth & Income seeks to achieve long-term growth and income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). All intercompany transactions have been eliminated upon consolidation. The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of April 30, 2025, net assets of the CoreCommodity Fund were $903,272,319 of which $152,002,240 or 16.83%, represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 "Financial Services – Investment Companies”. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. ALPS Advisors, Inc. (the “Adviser”) is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

51 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

The market price for debt obligations is generally the price supplied by an independent third-party pricing service utilized by the Adviser as the the valuation designee (the "Valuation Designee"), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limited move with respect to a particular commodity. Over-the-counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

For ALPS | Kotak India ESG Fund and ALPS Global Opportunity Fund, who hold equity securities that are primarily traded on foreign securities exchanges, such securities are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by the Valuation Designee. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Funds' portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or "Trustees") has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

52 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of April 30, 2025:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)	$–	$–	$1,225	$1,225
Exchange Traded Funds	335,379,972	–	–	335,379,972
Government Bonds	–	530,692,812	–	530,692,812
Short Term Investments	64,415,736	–	–	64,415,736
Total	$399,795,708	$530,692,812	$1,225	$930,489,745
Other Financial Instruments
Assets
Futures Contracts	$12,028,327	$–	$–	$12,028,327
Total Return Swap Contracts	–	13	–	13
Liabilities
Futures Contracts	(12,022,046)	–	–	(12,022,046)
Total Return Swap Contracts	–	(22)	–	(22)
Total	$6,284	$(9)	$–	$6,275

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Kotak India ESG Fund
Common Stocks
Communication Services	$–	$31,563,818	$–	$31,563,818
Consumer Discretionary	–	52,926,464	–	52,926,464
Consumer Staples	–	13,171,305	–	13,171,305
Energy	–	26,406,620	–	26,406,620
Financials	31,729,790	82,346,270	–	114,076,060
Health Care	–	33,288,486	–	33,288,486
Industrials	–	32,168,722	–	32,168,722
Information Technology	17,816,597	20,483,648	–	38,300,245
Materials	–	23,230,470	–	23,230,470
Real Estate	–	14,238,692	–	14,238,692
Total	$49,546,387	$329,824,495	$–	$379,370,882

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Global Opportunity Fund
Closed-End Funds	$7,324,099	$1,196,564	$–	$8,520,663
Common Stocks
Communications	1,152,798	–	–	1,152,798
Consumer Discretionary	–	1,026,721	–	1,026,721
Consumer Staples	1,889,550	–	–	1,889,550
Financials	19,326,559	15,863,776	–	35,190,335
Health Care	747,241	–	–	747,241
Industrials	3,191,006	698,087	–	3,889,093
Technology	5,674,312	–	–	5,674,312
Preferred Stock	1,053,260	–	–	1,053,260
Short-Term Investments	1,206,697	–	–	1,206,697
Total	$41,565,522	$18,785,148	$–	$60,350,670
Other Financial Instruments
Liabilities:
Forward Contract	–	(248,376)	–	(248,376)
Total	$–	$(248,376)	$–	$(248,376)

53 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Balanced Opportunity Fund
Common Stocks(a)	$6,912,644	$–	$–	$6,912,644
Exchange Traded Funds	4,344,778	–	–	4,344,778
Collateralized Mortgage Obligations	–	14	–	14
Short Term Investments	81,852	–	–	81,852
Total	$11,339,274	$14	$–	$11,339,288

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Asset Allocation Growth & Income
Exchange Traded Funds	$71,310,216	$–	$–	$71,310,216
Short-Term Investments	238,103	–	–	238,103
Total	$71,548,319	$–	$–	$71,548,319

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Consolidated Statement of Investments or Statements of Investments.

The Funds, except for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six month period ended April 30, 2025. As of April 30, 2025, the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund held securities classified as Level 3 in the fair value hierarchy valued at $1,225, which represents less than 0.005% of net assets.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six month period ended April 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations or Consolidated Statement of Operation. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. For tax purposes, the Subsidiary is an exempt Cayman Islands investment company and has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation ("CFC") and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of the CFC, to the extent of its earnings and profits, will be included each year in the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund's taxable income.

Distributions to Shareholders: Each Fund, except ALPS Balanced Opportunity Fund and ALPS Asset Allocation Growth & Income, normally pays dividends and distributes capital gains, if any, on an annual basis. ALPS Balanced Opportunity Fund normally pays dividends, if any, on a monthly basis and distributes capital gains, if any, annually. ALPS Asset Allocation Growth & Income normally pays dividends, if any, on a quarterly basis and distributes capital gains, if any, annually. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short-term capital gains, if any. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

54 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts – to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for withholding taxes or certain foreign securities, as soon as information is available to each Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country's tax rules and rates and are disclosed in the Statement of Operations or Consolidated Statement of Operations.

Cash Management Transactions: ALPS | Kotak India ESG Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Fund to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statement of Assets and Liabilities under Cash and Foreign currency, at value. As of April 30, 2025, the ALPS | Kotak India ESG Fund had $4,406,163 cash balance participating in the BBH CMS. As of April 30, 2025, the ALPS | Kotak India ESG Fund did not have any foreign cash balances participating in the BBH CMS.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

55 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Master Limited Partnerships (“MLPs”): Certain Funds may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the Funds are permitted to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral is being pledged to cover derivative obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Statements of Investments or Consolidated Statement of Investments.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

56 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund primarily enters into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statement of Operations or Consolidated Statement of Operations.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at April 30, 2025 are disclosed after the Statements of Investments or Consolidated Statement of Investments.

57 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

The average notional amount of the swap positions held in the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund for the six month period ended April 30, 2025 was $419,683,478. Only the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund held swap positions as of April 30, 2025.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The average value of futures contracts held in the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund for the six month period ended April 30, 2025 was $238,069,485 for long futures and $65,980,833 for short futures. Only the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund invested in futures contracts as of April 30, 2025.

Forward Foreign Currency Contracts: Each Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. The average value of forward foreign currency contracts held in the ALPS Global Opportunity Fund for the six month period ended April 30, 2025 was $3,509,467. Only the ALPS Global Opportunity Fund invested in forward foreign currency contracts as of April 30, 2025.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations or Consolidated Statement of Operations. As of April 30, 2025, the Funds were not invested in option contracts.

58 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

Derivatives Instruments: The following tables disclose the amounts related to each Fund’s use of derivative instruments.

The effect of derivatives instruments on the Statement of Assets and Liabilities for the six month period ended April 30, 2025:

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(a)
Commodity Contracts (Futures Contracts)	Unrealized appreciation on futures contracts(b)	$12,028,327	Unrealized depreciation on futures contracts(b)	$(12,022,046)
Commodity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	–	Unrealized depreciation on total return swap contracts	(9)
Total		$12,028,327		$(12,022,055)
ALPS Global Opportunity Fund
Foreign Exchange Rate Contracts (Forward Foreign Currency Contracts)	Unrealized appreciation on forward foreign currency contracts	$–	Unrealized depreciation on forward foreign currency contracts	$(248,376)
Total		$–		$(248,376)

(a)	The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund consolidates the statements of assets and liabilities.
(b)	Represents cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Investments. Only the current day's net variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The effect of derivatives instruments on the Statements of Operations for the six month period ended April 30, 2025:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(a)
Commodity Contracts (Futures Contracts)	Net realized loss on futures contracts/ Net change in unrealized appreciation on futures contracts	$4,108,778	$4,610,268
Commodity Contracts (Total Return Swap Contracts)	Net realized loss on total return swap contracts/ Net change in unrealized appreciation on total return swap contracts	10,489,118	(424)
Total		$14,597,896	$4,609,844
ALPS Global Opportunity Fund
Foreign Exchange Rate Contracts (Forward Foreign Currency Contracts)	Net realized loss on forward foreign currency contracts/Net change in unrealized appreciation on forward foreign currency contracts	226,155	(320,407)
Total		$226,155	$(320,407)

(a)	The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund consolidates the statements of operations.

59 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of April 30, 2025:

Offsetting of Derivatives Liability

April 30, 2025

				Gross Amounts Not Offset in the Statement of Financial Position
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Pledged(a)	Net Amount
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Total Return Swap Contracts	$9	$–	$9	$–	$–	$9
Total	$9	$–	$9	$–	$–	$9

(a)	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged.

4. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/ (accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of April 30, 2025.

The tax character of distributions paid by the Funds for the fiscal year ended October 31, 2024 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	$43,887,247	$5,787,292
ALPS | Kotak India ESG Fund	–	13,460,492
ALPS Global Opportunity Fund	3,170,827	–
ALPS Balanced Opportunity Fund	385,660	–
ALPS Asset Allocation Growth & Income	2,510,790	–

60 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: As of April 30, 2025, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	$409,045,487	$(388,402,156)	$20,643,331	$909,852,689
ALPS | Kotak India ESG Fund	84,057,426	(26,598,721)*	57,458,705	312,064,167
ALPS Global Opportunity Fund	17,505,359	(2,407,373)	15,097,986	45,004,308
ALPS Balanced Opportunity Fund	2,115,867	(145,136)	1,970,731	9,368,557
ALPS Asset Allocation Growth & Income	7,314,965	(832,479)	6,482,486	65,065,833

*	Net of foreign capital gain tax accrual of $9,848,010.

5. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, in-kind transactions and U.S. Government Obligations during the six month period ended April 30, 2025 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(a)	$101,539,628	$34,483,255
ALPS | Kotak India ESG Fund	121,217,105	137,076,117
ALPS Global Opportunity Fund	7,408,740	12,976,469
ALPS Balanced Opportunity Fund	3,504,693	4,895,866
ALPS Asset Allocation Growth & Income	65,403,931	68,689,067

(a)	Purchases and sales for ALPS | CoreCommodity Management CompleteCommodities® Strategy fund are consolidated and include the balances of CoreCommodity Management Cayman Commodity Fund, Ltd. (wholly owned subsidiary).

61 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

6. BENEFICIAL INTEREST TRANSACTIONS

Shares redeemed within 30 days of purchase for ALPS | Kotak India ESG Fund may incur a 2% short-term redemption fee deducted from the redemption amount.

For the six month period ended April 30, 2025, the amounts listed below were retained by the Funds. These amounts are reflected in “Shares redeemed” in the Consolidated Statements of Changes in Net Assets and Statements of Changes in Net Assets.

	Redemption Fee Retained
Fund	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Class	$–	$15
ALPS | Kotak India ESG Fund - Investor Class	131	1,034
ALPS | Kotak India ESG Fund - Class I	3,574	627

Transactions in shares of capital stock were as follows:

	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Investor Class
Shares sold	240,812	888,033
Dividends reinvested	55,678	72,723
Shares redeemed	(410,966)	(1,470,539)
Net decrease in shares outstanding	(114,476)	(509,783)
Class A
Shares sold	103,315	98,246
Dividends reinvested	15,091	33,586
Shares redeemed	(205,331)	(722,582)
Net decrease in shares outstanding	(86,925)	(590,750)
Class C
Shares sold	21,894	108,607
Dividends reinvested	24,763	50,728
Shares redeemed	(419,799)	(1,324,208)
Net decrease in shares outstanding	(373,142)	(1,164,873)
Class I
Shares sold	17,449,771	39,402,274
Dividends reinvested	2,368,665	5,488,823
Shares redeemed	(23,811,297)	(132,628,021)
Net decrease in shares outstanding	(3,992,861)	(87,736,924)

62 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

	ALPS | Kotak India ESG Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Investor Class
Shares sold	18,915	162,526
Dividends reinvested	35,842	10,685
Shares redeemed	(52,787)	(180,609)
Net increase/(decrease) in shares outstanding	1,970	(7,398)
Class A
Shares sold	22,738	50,117
Dividends reinvested	19,073	3,622
Shares redeemed	(13,838)	(11,623)
Net increase in shares outstanding	27,973	42,116
Class C
Shares sold	10,615	57,289
Dividends reinvested	24,729	4,390
Shares redeemed	(5,385)	(7,295)
Net increase in shares outstanding	29,959	54,384
Class I
Shares sold	253,872	442,493
Dividends reinvested	244,958	59,506
Shares redeemed	(651,977)	(182,924)
Net increase/(decrease) in shares outstanding	(153,147)	319,075
Class II
Shares sold	–	1,956,553
Dividends reinvested	2,501,883	677,703
Shares redeemed	(286,903)	(2,479,609)
Net increase in shares outstanding	2,214,980	154,647

63 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

	ALPS Global Opportunity Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Investor Class
Shares sold	100,199	86,871
Dividends reinvested	193,207	81,372
Shares redeemed	(180,121)	(373,297)
Net increase/(decrease) in shares outstanding	113,285	(205,054)
Class A
Shares sold	23,374	1,455,931
Dividends reinvested	225,544	48,789
Shares redeemed	(57,437)	(968,586)
Net increase in shares outstanding	191,481	536,134
Class C
Shares sold	–	18,042
Dividends reinvested	34,525	23,471
Shares redeemed	(44,354)	(224,245)
Net decrease in shares outstanding	(9,829)	(182,732)
Class I
Shares sold	499,005	703,860
Dividends reinvested	681,440	274,786
Shares redeemed	(946,923)	(1,188,494)
Net increase/(decrease) in shares outstanding	233,522	(209,848)
Class R
Shares sold	8,873	25,705
Dividends reinvested	180,712	78,119
Shares redeemed	(75,823)	(260,862)
Net increase/(decrease) in shares outstanding	113,762	(157,038)

	ALPS Balanced Opportunity Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Investor Class
Shares sold	1,782	1,192
Dividends reinvested	586	81
Shares redeemed	(2,192)	(589)
Net increase in shares outstanding	176	684
Class A
Shares sold	77,885	–
Dividends reinvested	295	–
Shares redeemed	(1)	–
Net increase in shares outstanding	78,179	–
Class C
Dividends reinvested	–	1
Shares redeemed	–	(254)
Net decrease in shares outstanding	–	(253)
Class I
Shares sold	1,543	406,157
Dividends reinvested	70,753	25,388
Shares redeemed	(150,762)	(1,385,290)
Net decrease in shares outstanding	(78,466)	(953,745)

64 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

	ALPS Asset Allocation Growth & Income
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Investor Class
Shares sold	3,645	4,094
Dividends reinvested	9,409	18,586
Shares redeemed	(37,631)	(82,469)
Net decrease in shares outstanding	(24,577)	(59,789)
Class A
Shares sold	46,303	195,337
Dividends reinvested	23,169	47,526
Shares redeemed	(148,570)	(336,373)
Net decrease in shares outstanding	(79,098)	(93,510)
Class C
Shares sold	3,394	28,662
Dividends reinvested	4,043	10,814
Shares redeemed	(64,813)	(315,434)
Net decrease in shares outstanding	(57,376)	(275,958)
Class I
Shares sold	245,859	278,523
Dividends reinvested	51,461	103,652
Shares redeemed	(430,512)	(761,891)
Net decrease in shares outstanding	(133,192)	(379,716)

7. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund for the six month period ended April 30, 2025 were as follows:

Security Name	Fair Value as of October 31, 2024	Purchases	Sales	Fair Value as of April 30, 2025	Share Balance as of April 30, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
ALPS | CoreCommodity Natural Resources ETF	$283,263,618	$101,539,629	$(34,483,256)	$335,379,972	14,200,125	$3,667,585	$(7,349,644)	$(7,590,375)
	$283,263,618	$101,539,629	$(34,483,256)	$335,379,972		$3,667,585	$(7,349,644)	$(7,590,375)

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for ALPS Balanced Opportunity Fund for the six month period ended April 30, 2025 were as follows:

Security Name	Fair Value as of October 31, 2024	Purchases	Sales	Fair Value as of April 30, 2025	Share Balance as of April 30, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
ALPS | Smith Core Plus Bond ETF	$3,874,500	$1,138,940	$(658,917)	$4,344,778	168,337	$98,275	$8,014	$(17,759)
	$3,874,500	$1,138,940	$(658,917)	$4,344,778		$98,275	$8,014	$(17,759)

65 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for ALPS Asset Allocation Growth & Income for the six month period ended April 30, 2025 were as follows:

Security Name	Fair Value as of October 31, 2024	Purchases	Sales	Fair Value as of April 30, 2025	Share Balance as of April 30, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
RiverFront Dynamic Core Income ETF	$5,094,281	$–	$(2,017,839)	$3,056,689	136,368	$99,891	$95,597	$(115,350)
Riverfront Strategic Income Fund	2,677,482	3,787,732	(123,236)	6,329,052	274,770	90,988	(6,160)	(6,766)
ALPS Active Equity Opportunity ETF	3,078,000	12,616,712	(5,111,025)	9,483,616	172,865	32,636	(650,926)	(449,145)
ALPS Electrification Infrastructure ETF*	–	3,188,402	–	3,291,194	117,385	–	102,792	–
ALPS O'Shares U.S. Quality Dividend ETF*	–	2,837,689	–	2,883,934	55,610	2,037	46,245	–
RiverFront Dynamic US Dividend Advantage ETF	15,680,105	1,675,130	(4,547,882)	11,964,891	231,612	173,536	(2,066,415)	1,223,953
First Trust RiverFront Dynamic Developed International ETF	10,632,584	–	(10,944,896)	–	–	150,765	(2,144,888)	2,457,200
First Trust RiverFront Dynamic Emerging Markets ETF	2,782,025	–	(2,755,107)	–	–	50,753	(351,179)	324,261
	$39,944,477	$24,105,665	$(25,499,985)	$37,009,376		$600,606	$(4,974,934)	$3,434,153

*	Not an Affiliated Investment as of October 31, 2024.

8. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

ALPS Advisors, Inc. (“AAI”) acts as the Funds’ investment adviser. AAI is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market.

AAI has delegated daily management of the Funds listed below to the corresponding Sub-Advisor(s) listed in the table below. Each Sub-Advisor manages the investments of each Fund in accordance with its investment objective, policies and limitations and investment guidelines established jointly by AAI and the Board.

Fund	Sub-Advisor(s)
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	CoreCommodity Management, LLC
ALPS | Kotak India ESG Fund	Kotak Mahindra Asset Management (Singapore) Pte. Ltd
ALPS Asset Allocation Growth & Income	RiverFront Investment Group, LLC(a)

(a)	Effective Februray 28, 2025, RiverFront Asset Allocation Growth & Income changed its name to the ALPS Asset Allocation Growth & Income. Additionally, RiverFront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund’s investment adviser, assumed all responsibility for selecting the Fund’s investments.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Funds listed below pay AAI an annual management fee which is based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects the Funds’ contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	0.85%
ALPS | Kotak India ESG Fund	0.65%
ALPS Global Opportunity Fund	0.85%
ALPS Balanced Opportunity Fund	0.70%

66 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

Pursuant to the Administrative Services Agreement, the ALPS Asset Allocation Growth & Income Fund pays an annual unitary administrative fee which is based on each Fund’s average daily net assets. The unitary administrative fee is paid on a monthly basis. The following table reflects the Fund's contractual unitary administrative fee rate (expressed as an annual rate).

Fund	Contractual Unitary Fee
ALPS Asset Allocation Growth & Income Fund	0.25%*

*	Effective February 28, 2025 the contractual unitary fee changed to 0.20%.

Pursuant to an Investment Sub-Advisory Agreement, AAI pays the Sub-Advisors of the Funds listed below an annual sub-advisory management fee which is based on each Fund’s average daily assets. AAI is required to pay all fees due to each Sub-Advisor out of the management fee AAI receives from each Fund listed below. The following table reflects the Funds’ contractual sub-advisory fee rates.

Fund	Average Daily Net Assets of the Fund	Contractual Sub-Advisory Fee
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	All Asset Levels	0.75%
ALPS | Kotak India ESG Fund	All Asset Levels	0.56%

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

AAI and CoreCommodity Management LLC have contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage commissions, interest expense, taxes and extraordinary expenses that exceed the following annual rates below.

ALPS | Kotak India ESG Fund

AAI and Kotak Mahindra Asset Management (Singapore) Pte. Ltd. have contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses that exceed the following annual rates below.

ALPS Global Opportunity Fund

AAI has contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, shareholder service fees, brokerage expenses, interest expense, taxes and extraordinary expenses that exceed the following annual rates below.

ALPS Balanced Opportunity Fund

AAI has contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, shareholder service fees, brokerage expenses, interest expense, taxes and extraordinary expenses that exceed the following annual rates below.

These agreements are reevaluated on an annual basis. Expense limitation ratios from the current agreements are listed below. Fees waived or reimbursed for the six month period ended April 30, 2025 are disclosed on the Statement of Operations or Consolidated Statement of Operations.

Fund*	Investor Class	Class A	Class C	Class I	Class II	Class R
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	1.05%	1.05%	1.05%	1.15%	N/A	N/A
ALPS | Kotak India ESG Fund	1.00%	1.00%	1.00%	1.00%	0.75%	N/A
ALPS Global Opportunity Fund	1.25%	1.25%	1.25%	1.25%	N/A	1.25%
ALPS Balanced Opportunity Fund	0.85%	0.85%	0.85%	0.85%	N/A	N/A

*	See each Fund’s Prospectus for Expense Limitation agreement expiration dates.

Pursuant to the Expense Limitation agreement (the “Expense Agreement”), the Adviser has agreed to waive and/or reimburse the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund Investor Class, Class A, Class C and Class I shares for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchangetraded funds advised by the Adviser and sub-advised by the Sub-Adviser. The amount of such waived fees shall not be subject to recapture by the Adviser. The Expense Agreement has no termination date. This waiver may not be modified or discontinued without the approval of the Fund's Board of Trustees.

67 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

Pursuant to a written agreement (the “AFFE Agreement”), the Adviser has agreed to waive and/or reimburse the ALPS Balanced Opportunity Fund Investor Class, Class A, Class C and Class I shares for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised by the Adviser. The amount of such waived fees shall not be subject to recapture by the Adviser. The AFFE Agreement has no termination date. This waiver may not be modified or discontinued without the approval of the Fund's Board of Trustees.

AAI and each Sub-Advisor are permitted to recover expenses they have waived or reimbursed, on a class-by-class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India ESG Fund, ALPS Global Opportunity Fund, and ALPS Balanced Opportunity Fund are not obligated to pay any deferred fees and expenses more than thirty-six months after the date on which the fees were waived or expenses were deferred, as calculated on a monthly basis. As of the six month period ended April 30, 2025, the Advisor and Sub-Advisor(s) may seek reimbursement of previously waived and reimbursed fees as follows:

Fund	Expires 10/31/2025	Expires 10/31/2026		Expires 10/31/2027		Expires 10/31/2028		Total
ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund - Investor Class	N/A	$	N/A	$	N/A	$	N/A	$	N/A
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class A	N/A		N/A		N/A		N/A		N/A
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class C	N/A		N/A		6,720		2,859		9,579
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I	N/A		N/A		291,010		N/A		291,010

ALPS | Kotak India ESG Fund - Investor Class	N/A		N/A		N/A		N/A		N/A
ALPS | Kotak India ESG Fund - Class A	N/A		N/A		N/A		N/A		N/A
ALPS | Kotak India ESG Fund - Class C	N/A		N/A		N/A		N/A		N/A
ALPS | Kotak India ESG Fund - Class I	N/A		N/A		N/A		N/A		N/A
ALPS | Kotak India ESG Fund - Class II	208,000		431,570		420,514		203,481		1,263,565

ALPS Global Opportunity Fund - Investor Class	N/A		N/A		N/A		N/A		N/A
ALPS Global Opportunity Fund - Class A	N/A		N/A		N/A		N/A		N/A
ALPS Global Opportunity Fund - Class C	N/A		2,197		1,640		439		4,276
ALPS Global Opportunity Fund - Class I	N/A		21,039		24,606		12,837		58,482
ALPS Global Opportunity Fund - Class R	N/A		N/A		703		191		894

ALPS Balanced Opportunity Fund - Investor Class	N/A		5,001		14,090		4,157		23,248
ALPS Balanced Opportunity Fund - Class A	N/A		5,197		25,663		9,910		40,770
ALPS Balanced Opportunity Fund - Class C	N/A		3,934		8,564		4,061		16,559
ALPS Balanced Opportunity Fund - Class I	69,403		182,588		220,718		68,833		541,542

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund recouped $160,700 during the six month period ended April 30, 2025.

The ALPS | Kotak India ESG Fund did not recoup fees during the six month period ended April 30, 2025.

The ALPS Global Opportunity Fund recouped $124 during the six month period ended April 30, 2025.

The ALPS Balanced Opportunity Fund recouped $31,521 during the six month period ended April 30, 2025.

The CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”) has entered into a separate advisory agreement (the “Subsidiary Advisory Agreement”) with CoreCommodity Management, LLC for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay the CoreCommodity Management, LLC a management fee at the same rate that the Fund pays AAI for investment advisory services provided to the Funds. CoreCommodity Management, LLC has agreed to waive the advisory fee it receives from the Fund in an amount equal to the management fee paid by the Subsidiary. This agreement may be terminated based on the terms of the Subsidiary Advisory Agreement. For the six month period ended April 30, 2025, this amount equaled $772,512 and is disclosed in the Consolidated Statement of Operations. These waivers are not subject to reimbursement/recoupment.

68 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

ALPS Asset Allocation Growth & Income Fund does not pay a management fee or have a contractual limitation with respect to the amount of its annual total operating expenses.

Kotak Mahindra Asset Management (Singapore) Pte. Ltd. executed purchase and sale trades in the ALPS | Kotak India ESG Fund with the sub-adviser’s affiliated broker-dealer, Kotak Securities, (the “affiliate broker”). Fund commissions paid to the affiliate broker were $12,801 during the six month period ended April 30, 2025.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by the Distributor, as agent for the Funds, and the Distributor has agreed to use its best efforts to solicit orders for the sale of Funds’ shares, although it is not obliged to sell any particular amount of shares. The Distributor is not entitled to any compensation for its services. The Distributor is registered as a broker-dealer with the Securities and Exchange Commission.

Distribution and Services (12b-1) Plans

Each Fund has adopted Distribution and Services Plans (the “Plans”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Class, Class A, Class C and Class R (ALPS Global Opportunity Fund only) shares. The Plans allow a Fund to use Investor Class, Class A, Class C, and Class R assets to pay fees in connection with the distribution and marketing of Investor Class, Class A, Class C, and Class R shares and/or the provision of shareholder services to Investor Class, Class A, Class C and Class R shareholders. The Plans permit payment for services in connection with the administration of plans or programs that use Investor Class, Class A, Class C, and Class R shares of a Fund, if any, as their funding medium and for related expenses. The Plans permit a Fund to make total payments at an annual rate of up to 0.25% of a Fund’s average daily net assets attributable to its Investor Class and Class A shares, 0.75% of a Fund’s average daily net assets attributable to its Class C shares and 0.50% of the ALPS Global Opportunity Fund’s average daily net assets attributable to its Class R shares.

Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or shareholder ongoing services performed by such entities for beneficial shareholders of the Fund. The Distributor is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Shareholder Services Plans

Each Fund has adopted a shareholder services plan with respect to their Investor Class shares (the “Investor Class Shareholder Services Plan”). Under the Investor Class Shareholder Services Plan, the Funds are authorized to compensate certain financial intermediaries, including broker dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of Investor Class shares of the Funds attributable to or held in the name of the Participating Organizations pursuant to an agreement with a such Participating Organizations (the “Agreement”). Each Agreement will set forth the non-distribution related shareholder services to be performed by the Participating Organizations for the benefit of a Fund’s shareholders who have elected to have such Participating Organizations service their accounts. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Shareholder Services Plan fees are included with distribution and service fees in the Statements of Operations. Investor Class Shareholder Services Plan fees recaptured pursuant to the Services Plan for the six month period ended April 30, 2025 are included as an offset to distribution and service fees as disclosed in the Statements of Operations or Consolidated Statement of Operations.

The Funds has adopted a shareholder services plan with respect to their Class A shares (the “Class A Shareholder Services Plan”). Under the Class A Shareholder Services Plan, the Funds are authorized to compensate certain financial intermediaries, including broker dealers and Fund affiliates, an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of Class A shares of the Funds attributable to or held in the name of the Participating Organizations pursuant to an agreement with a such Participating Organizations. Each Agreement will set forth the non-distribution related shareholder services to be performed by the Participating Organizations for the benefit of a Fund’s shareholders who have elected to have such Participating Organizations service their accounts. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Shareholder Services Plan fees are included with distribution and service fees in the Statements of Operations. Class A Shareholder Services Plan fees recaptured pursuant to the Services Plan for the six month period ended April 30, 2025 are included as an offset to distribution and service fees as disclosed in the Statements of Operations or Consolidated Statement of Operations.

The Funds have adopted a shareholder services plan with respect to their Class C shares (the “Class C Shareholder Services Plan”). Under the Class C Shareholder Services Plan, the Funds are authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% for Class C shares of the average daily net asset value of the Class C shares attributable to or held in the name of a Participating Organization for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year. Class C Shareholder Services Plan fees are included with distribution and service fees on the Statements of Operations or Consolidated Statement of Operations.

69 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of each Fund. Transactions may be processed through the National Securities Clearing Corporation or similar systems or processed on a manual basis. These fees generally are paid by the Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Fund may increase. Networking fees are shown in the Statements of Operations or Consolidated Statement of Operations, if applicable to the Funds.

Fund Administrator

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administrative Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administrative fees paid by the Funds for the six month period ended April 30, 2025 are disclosed in the Statements of Operations or Consolidated Statement of Operations.

ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the six month period ended April 30, 2025, are included in the Administrative fees disclosed in the Statements of Operations or Consolidated Statement of Operations.

Trustees

Effective April 1, 2025, all Trustees receive a quarterly retainer of $30,000, plus $12,500 for each regular quarterly Board meeting attended. Prior to April 1, 2025, all Trustees received a quarterly retainer of $31,000. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairman of the Nominating and Governance Committee receives an additional quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations or Consolidated Statement of Operations.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

70 | April 30, 2025

Changes in and Disagreements with Accountants

for Open-End Management Investment Companies

April 30, 2025 (Unaudited)

Not applicable for this reporting period.

71 | April 30, 2025

Proxy Disclosures

for Open-End Management Investment Companies

April 30, 2025 (Unaudited)

Not applicable for this reporting period.

72 | April 30, 2025

Remuneration Paid to Directors, Officers,

and Others for Open-End Management Investment Companies

April 30, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended April 30, 2025:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation from the Trust	Total Compensation from the Trust
Mary K. Anstine	$87,000	$—	$87,000
Jeremy W. Deems	99,000	—	99,000
Jerry G. Rutledge*	31,000	—	31,000
Michael “Ross” Shell	106,000	—	106,000
Edmund J. Burke	87,000	—	87,000
Total	$410,000	$—	$410,000

*	The FIT Board learned of Jerry Rutledge’s passing on January 9, 2025. Therefore, Mr. Rutledge no longer serves in his capacity as Trustee as of that date.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to ALPS Asset Allocation Growth & Income's administrative fee arrangements, ALPS Asset Allocation Growth & Income does not pay any Trustee fees. The Trustee fees are paid by ALPS Fund Services, Inc., the administrator of ALPS Asset Allocation Growth & Income.

The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations or Consolidated Statement of Operations.

73 | April 30, 2025

Statement Regarding Basis

for Approval of Investment Advisory Contract

April 30, 2025 (Unaudited)

Not applicable for this reporting period.

74 | April 30, 2025

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

APS002746

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ALPS ADVISORS

Semi-Annual Financial Statements & Other Information

April 30, 2025

ALPS | Smith Short Duration Bond Fund

ALPS | Smith Total Return Bond Fund

ALPS | Smith Credit Opportunities Fund

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Statements of Investments	1
Statements of Assets and Liabilities	46
Statements of Operations	48
Statements of Changes in Net Assets	49
Financial Highlights	52
Notes to Financial Statements and Financial Highlights	64
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	73
Proxy Disclosures for Open-End Management Investment Companies	74
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	75
Statement Regarding Basis for Approval of Investment Advisory Contract	76

alpsfunds.com

ALPS | Smith Short Duration Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.03%)

Fannie Mae
Series 1997-12, Class FA, 30D US SOFR + 1.11%, 04/18/2027(a)	$4,286	$4,297
Series 1997-49, Class F, 30D US SOFR + 0.61%, 06/17/2027(a)	3,908	3,904
Series 2011-40, Class KA, 3.500%, 03/25/2026	9,829	9,764
Series 2011-44, Class EB, 3.000%, 05/25/2026	2,022	2,007
Series 2011-61, Class B, 3.000%, 07/25/2026	4,316	4,280
Series 2011-80, Class KB, 3.500%, 08/25/2026	2,524	2,508
Series 2012-47, Class HA, 1.500%, 05/25/2027	7,288	7,144
Series 2013-5, Class DB, 2.000%, 02/25/2028	25,169	24,613
Series 2015-96, Class EA, 3.000%, 12/25/2026	71,621	70,710
		129,227
Freddie Mac
Series 1996-1810, Class D, 6.000%, 02/15/2026	1,817	1,810
Series 1996-1885, Class FA, 30D US SOFR + 0.56%, 09/15/2026(a)	810	809
Series 2001-2332, Class FB, 30D US SOFR + 0.56%, 01/15/2028(a)	22,448	22,415
Series 2005-3005, Class ED, 5.000%, 07/15/2025	118	118
Series 2006-3104, Class DH, 5.000%, 01/15/2026	1,198	1,195
Series 2010-3710, Class MG, 4.000%, 08/15/2025(b)	950	948
Series 2011-3829, Class BE, 3.500%, 03/15/2026	1,293	1,287
Series 2013-4177, Class NB, 1.500%, 03/15/2028	6,389	6,197
		34,779
Ginnie Mae
Series 2010-101, Class GU, 4.000%, 08/20/2025(b)	163	163
Series 2013-53, Class KN, 1.500%, 08/20/2025	136	136
		299
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $167,149)		164,305
	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.04%)

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2015-KPLB, Class A, 2.770%, 05/25/2025	$195,000	$194,385
Series 2017-KL1P, Class A1P, 2.544%, 10/25/2025	31,530	31,299
		225,684
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $225,995)		225,684

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (1.00%)

Fannie Mae Pool
Series 2011-,
3.500%, 12/01/2026	62,103	61,613
5.270%, 07/01/2028	467,530	474,103
Series 2011-MA0717,
3.500%, 04/01/2026	42,670	42,362
Series 2015-,
2.680%, 05/01/2025	120,345	119,982
Series 2015-AM9288,
2.930%, 07/01/2025	3,571,362	3,551,494
Series 2016-AL9448,
2.959%, 07/01/2026(a)	131,894	130,081
Series 2016-AN2079,
2.910%, 07/01/2026	33,361	32,752
Series 2017-,
3.030%, 07/01/2029	117,903	113,223
Series 2021-,
1.580%, 12/01/2028	110,000	101,081
Series 2023-,
4.550%, 03/01/2028	475,000	479,616
4.900%, 03/01/2028	750,000	761,508
		5,867,815
Freddie Mac Gold Pool
Series 2011-,
3.500%, 02/01/2026	42,073	41,813
Series 2012-T40090,
3.000%, 05/01/2027	23,194	22,924
		64,737
Freddie Mac Pool
Series 2018-,
3.500%, 04/01/2028	65,354	64,727
Series 2023-,
4.170%, 04/01/2028	113,000	112,924
		177,651
Ginnie Mae I Pool
Series 2010-745222,
4.500%, 07/15/2025	2,312	2,308

See Notes to Financial Statements and Financial Highlights.

1 | April 30, 2025

ALPS | Smith Short Duration Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2013-AF1057,
2.000%, 07/15/2028	$36,522	$35,568
		37,876
Ginnie Mae II Pool
Series 2010-4898,
3.000%, 12/20/2025	6,422	6,379
Series 2011-4954,
3.000%, 02/20/2026	5,790	5,746
		12,125
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $6,142,835)		6,160,204

	Principal Amount	Value (Note 2)
CORPORATE BONDS (58.30%)

Aerospace & Defense (3.40%)
BAE Systems PLC
5.00%, 03/26/2027(c)	4,500,000	4,560,484
Boeing Co.
2.20%, 02/04/2026	5,000,000	4,899,826
3.25%, 02/01/2028	3,000,000	2,890,654
L3Harris Technologies, Inc.
5.40%, 01/15/2027	6,500,000	6,605,963
RTX Corp.
5.75%, 11/08/2026	2,000,000	2,039,140
Total Aerospace & Defense		20,996,067
Airlines (0.47%)
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029(c)	3,000,000	2,911,612

Automobiles Manufacturing (4.41%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,465,000	6,390,358
6.95%, 03/06/2026	3,750,000	3,787,264
General Motors Financial Co., Inc.
5.40%, 05/08/2027	1,500,000	1,515,495
6.05%, 10/10/2025	7,000,000	7,031,364
Hyundai Capital America
5.45%, 06/24/2026(c)	3,000,000	3,026,917
Stellantis Finance US, Inc.
5.35%, 03/17/2028(c)	1,000,000	1,007,984
Volkswagen Group of America Finance LLC
5.40%, 03/20/2026(c)	4,400,000	4,420,284
Total Automobiles Manufacturing		27,179,666

Banks (5.90%)
Bank of Ireland Group PLC
1Y US TI + 2.65%, 09/16/2026(a)(c)	4,000,000	4,021,222
Discover Bank
5.97%, 08/09/2028(a)	2,711,000	2,770,788
Goldman Sachs Bank USA
1D US SOFR + 0.777%, 03/18/2027(a)	6,000,000	6,041,146
	Principal Amount	Value (Note 2)
Morgan Stanley Bank NA
1D US SOFR + 1.08%, 01/14/2028(a)	$3,500,000	$3,529,358
PNC Bank NA
1D US SOFR + 0.504%, 01/15/2027(a)	3,000,000	3,002,216
Synovus Financial Corp.
5.20%, 08/11/2025	3,450,000	3,447,475
Truist Bank
3.30%, 05/15/2026	3,500,000	3,455,548
Wells Fargo & Co.
1D US SOFR + 1.07%, 04/22/2028(a)	5,000,000	5,112,731
Wells Fargo Bank NA
4.81%, 01/15/2026	5,000,000	5,015,151
Total Banks		36,395,635
Biotechnology (1.04%)
Amgen, Inc.
5.15%, 03/02/2028	3,300,000	3,373,723
5.51%, 03/02/2026	3,000,000	3,000,681
Total Biotechnology		6,374,404
Cable & Satellite (0.64%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026(c)	2,900,000	2,898,582
Cox Communications, Inc.
5.45%, 09/15/2028(c)	1,000,000	1,031,006
Total Cable & Satellite		3,929,588
Casinos & Gaming (1.30%)
Las Vegas Sands Corp.
5.63%, 06/15/2028	5,000,000	5,013,344
5.90%, 06/01/2027	3,000,000	3,039,633
Total Casinos & Gaming		8,052,977
Chemicals (0.73%)
LG Chem, Ltd.
4.38%, 07/14/2025(c)	1,500,000	1,498,380
Sherwin-Williams Co.
4.25%, 08/08/2025	3,000,000	2,995,969
Total Chemicals		4,494,349
Commercial Finance (1.04%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	3,400,000	3,405,190
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.75%, 05/24/2026(c)	3,000,000	3,032,998
Total Commercial Finance		6,438,188
Consumer Finance (1.31%)
American Express Co.
1D US SOFR + 1.26%, 04/25/2029(a)	3,000,000	3,028,312
SOFRINDX + 0.75%, 04/23/2027(a)(d)	5,000,000	5,053,498

See Notes to Financial Statements and Financial Highlights.

2 | April 30, 2025

ALPS | Smith Short Duration Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Total Consumer Finance		8,081,810
Consumer Services (0.81%)
Cintas Corp. No 2
4.20%, 05/01/2028	$5,000,000	$5,017,073

Containers & Packaging (0.48%)
Sonoco Products Co.
4.45%, 09/01/2026	3,000,000	2,996,580

Diversified Banks (1.63%)
Bank of America Corp.
1D US SOFR + 1.29%, 01/20/2027(a)	4,000,000	4,016,468
JPMorgan Chase & Co.
1D US SOFR + 1.19%, 01/23/2028(a)	3,000,000	3,029,827
Toronto-Dominion Bank Series GMTN
4.98%, 04/05/2027	3,000,000	3,038,082
Total Diversified Banks		10,084,377
Electrical Equipment Manufacturing (0.53%)
Vontier Corp.
1.80%, 04/01/2026	3,350,000	3,256,330

Entertainment Content (0.25%)
Paramount Global
3.70%, 06/01/2028	1,600,000	1,555,944

Exploration & Production (3.33%)
Diamondback Energy, Inc.
5.20%, 04/18/2027	1,000,000	1,014,430
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(c)	1,500,000	1,452,961
Occidental Petroleum Corp.
5.00%, 08/01/2027	7,000,000	7,001,564
Permian Resources Operating LLC
5.38%, 01/15/2026(c)	5,081,000	5,056,547
Range Resources Corp.
4.88%, 05/15/2025	4,483,000	4,482,718
8.25%, 01/15/2029	1,581,000	1,620,453
Total Exploration & Production		20,628,673
Financial Services (8.53%)
Charles Schwab Corp.
5.88%, 08/24/2026	5,000,000	5,098,748
SOFRINDX + 1.05%, 03/03/2027(a)(d)	2,471,000	2,483,517
Goldman Sachs Group, Inc.
1D US SOFR + 1.075%, 08/10/2026(a)	7,000,000	7,016,678
Jane Street Group / JSG Finance, Inc.
4.50%, 11/15/2029(c)	4,931,000	4,699,028
	Principal Amount	Value (Note 2)
LPL Holdings, Inc.
4.90%, 04/03/2028	$2,000,000	$2,009,506
5.70%, 05/20/2027	2,900,000	2,956,862
Lseg US Fin Corp.
4.88%, 03/28/2027(c)	2,500,000	2,526,730
Morgan Stanley
1D US SOFR + 1.295%, 01/28/2027(a)	2,000,000	2,007,951
Nasdaq, Inc.
5.65%, 06/28/2025	400,000	400,508
National Securities Clearing Corp.
4.90%, 06/26/2029(c)	5,000,000	5,108,207
5.15%, 06/26/2026(c)	5,000,000	5,066,248
State Street Corp.
1D US SOFR + 1.353%, 11/04/2026(a)	3,250,000	3,267,402
UBS Group AG
1Y US TI + 1.60%, 12/22/2027(a)(c)	7,000,000	7,191,039
USAA Capital Corp.
3.38%, 05/01/2025(c)	3,000,000	3,000,000
Total Financial Services		52,832,424
Food & Beverage (2.76%)
The Campbell’s Company
5.20%, 03/19/2027	3,000,000	3,050,168
5.30%, 03/20/2026	1,000,000	1,006,038
Constellation Brands, Inc.
4.80%, 05/01/2030	2,000,000	2,004,258
Keurig Dr Pepper, Inc.
4.35%, 05/15/2028	5,000,000	5,010,576
Mars, Inc.
4.45%, 03/01/2027(c)	3,000,000	3,019,464
Mondelez International Holdings Netherlands BV
4.25%, 09/15/2025(c)	3,000,000	2,992,617
Total Food & Beverage		17,083,121
Hardware (0.65%)
Dell International LLC / EMC Corp.
4.75%, 04/01/2028	2,000,000	2,016,479
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	2,000,000	2,000,648
Total Hardware		4,017,127
Health Care Facilities & Services (1.15%)
HCA, Inc.
5.00%, 03/01/2028	5,000,000	5,058,413
5.20%, 06/01/2028	2,000,000	2,032,649
Total Health Care Facilities & Services		7,091,062
Industrial Other (0.66%)
Element Fleet Management Corp.
6.27%, 06/26/2026(c)	4,000,000	4,069,408

Life Insurance (0.33%)
Jackson National Life Global Funding
4.90%, 01/13/2027(c)	2,000,000	2,012,653

See Notes to Financial Statements and Financial Highlights.

3 | April 30, 2025

ALPS | Smith Short Duration Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Machinery Manufacturing (0.81%)
Weir Group PLC
5.35%, 05/06/2030	$5,000,000	$5,025,146

Medical Equipment & Devices Manufacturing (3.41%)
Alcon Finance Corp.
2.75%, 09/23/2026(c)	6,150,000	5,988,471
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	3,000,000	3,014,083
Illumina, Inc.
4.65%, 09/09/2026	2,000,000	2,000,929
Solventum Corp.
5.40%, 03/01/2029	2,000,000	2,040,495
5.45%, 02/25/2027	5,000,000	5,075,651
Stryker Corp.
4.55%, 02/10/2027	3,000,000	3,016,635
Total Medical Equipment & Devices Manufacturing		21,136,264
Metals & Mining (1.07%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	6,592,000	6,592,200

Pharmaceuticals (0.49%)
Bristol-Myers Squibb Co.
4.95%, 02/20/2026	3,000,000	3,016,916

Pipeline (2.90%)
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028(c)	1,000,000	1,031,560
6.06%, 08/15/2026(c)	1,500,000	1,521,607
Gray Oak Pipeline LLC
2.60%, 10/15/2025(c)	7,604,000	7,502,363
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	5,786,000	5,810,067
6.88%, 01/15/2029	2,000,000	2,042,045
Total Pipeline		17,907,642
Power Generation (1.10%)
Calpine Corp.
4.50%, 02/15/2028(c)	3,100,000	3,034,674
Vistra Operations Co. LLC
5.13%, 05/13/2025(c)	3,787,000	3,787,005
Total Power Generation		6,821,679
Refining & Marketing (0.10%)
HF Sinclair Corp.
6.38%, 04/15/2027	585,000	590,584

Semiconductors (1.15%)
Broadcom, Inc.
5.05%, 07/12/2027	4,000,000	4,064,082
Foundry JV Holdco LLC
5.50%, 01/25/2031(c)	3,000,000	3,040,188
Total Semiconductors		7,104,270
	Principal Amount	Value (Note 2)
Software & Services (1.22%)
Synopsys, Inc.
4.55%, 04/01/2027	$3,000,000	$3,017,237
4.65%, 04/01/2028	3,000,000	3,035,094
VMware LLC
4.65%, 05/15/2027	1,500,000	1,502,859
Total Software & Services		7,555,190
Supermarkets & Pharmacies (0.88%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(c)	5,330,000	5,420,082

Transportation & Logistics (0.65%)
Daimler Truck Finance North America LLC
5.60%, 08/08/2025(c)	2,000,000	2,002,479
Ryder System, Inc.
5.00%, 03/15/2030	2,000,000	2,018,507
Total Transportation & Logistics		4,020,986
Travel & Lodging (0.23%)
Carnival Corp.
4.00%, 08/01/2028(c)	1,515,000	1,445,984

Utilities (2.12%)
American Electric Power Co., Inc.
5.70%, 08/15/2025	3,000,000	3,006,717
DTE Energy Co.
4.95%, 07/01/2027	2,000,000	2,020,962
Duke Energy Corp.
5.00%, 12/08/2025	6,000,000	6,024,126
Sempra
5.40%, 08/01/2026	2,000,000	2,016,018
Total Utilities		13,067,823
Wireless Telecommunications Services (0.82%)
T-Mobile USA, Inc.
4.80%, 07/15/2028	5,000,000	5,052,755
TOTAL CORPORATE BONDS
(Cost $357,761,148)		360,256,589

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (39.89%)

U.S. Treasury Bonds (39.89%)
United States Treasury Inflation Indexed Bonds
1.63%, 10/15/2029	15,557,588	15,817,766

See Notes to Financial Statements and Financial Highlights.

4 | April 30, 2025

ALPS | Smith Short Duration Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
United States Treasury Notes
3.50%, 09/30/2029	$26,718,000	$26,517,615
4.00%, 01/31/2029	13,866,000	14,037,700
4.00%, 03/31/2030	15,040,000	15,229,175
4.13%, 01/31/2027	32,663,000	32,920,094
4.13%, 10/31/2029	23,011,000	23,422,232
4.13%, 11/30/2029	6,464,000	6,582,675
4.25%, 11/30/2026	7,750,000	7,815,239
4.25%, 03/15/2027	23,494,000	23,756,931
4.25%, 01/15/2028	14,783,000	15,032,174
4.25%, 01/31/2030	17,563,000	17,975,319
4.50%, 04/15/2027	22,386,000	22,758,954
4.50%, 05/15/2027	24,196,000	24,615,649
Total U.S. Treasury Bonds		246,481,523

TOTAL GOVERNMENT BONDS
(Cost $242,792,925)		246,481,523

	7-Day Yield	Share	Value (Note 2)
SHORT TERM INVESTMENTS (0.45%)

Money Market Fund (0.45%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	4.24%	2,808,745	2,808,745

TOTAL SHORT TERM INVESTMENTS
(Cost $2,808,745)			2,808,745

TOTAL INVESTMENTS (99.71%)
(Cost $609,898,797)			$616,097,050

Other Assets In Excess Of Liabilities (0.29%)			1,781,377

NET ASSETS (100.00%)			$617,878,427

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

SOFRINDX - Secured Overnight Financing Rate Index

TI – Treasury Index

Reference Rates:

30D US SOFR - 30 Day SOFR as of April 30, 2025 was 4.35%

1D US SOFR - 1 Day SOFR as of April 30, 2025 was 4.34%

1Y US TI - 1 Year US TI as of April 30, 2025 was 3.85%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of April 30, 2025 is based on the reference rate plus the displayed spread as of the security’s last reset date.
(b)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of April 30, 2025.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, the aggregate market value of those securities was $109,378,784, representing 17.70% of net assets.
(d)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.

See Notes to Financial Statements and Financial Highlights.

5 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
BANK LOANS (0.78%)

Aerospace & Defense (0.48%)
TransDigm, Inc.
3M US SOFR + 3.25%, 02/28/2031	$15,999,673	$15,860,396

Casinos & Gaming (0.23%)
Caesars Entertainment, Inc.
1M US SOFR + 2.75%, 02/06/2031	7,375,500	7,274,087

Manufactured Goods (0.07%)
Chart Industries, Inc.
3M US SOFR + 2.50%, 03/18/2030(a)	2,112,211	2,107,596

TOTAL BANK LOANS
(Cost $25,606,473)		25,242,079

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (8.33%)
Fannie Mae
Series 1997-76, Class FO, 30D US SOFR + 0.61%, 09/17/2027(a)	$3,729	$3,687
Series 1999-58, Class F, 30D US SOFR + 0.51%, 11/18/2029(a)	18,571	18,505
Series 2000-40, Class FA, 30D US SOFR + 0.61%, 07/25/2030(a)	7,191	7,189
Series 2000-45, Class F, 30D US SOFR + 0.56%, 12/25/2030(a)	5,264	5,248
Series 2001-27, Class F, 30D US SOFR + 0.61%, 06/25/2031(a)	3,900	3,858
Series 2001-29, Class Z, 6.500%, 07/25/2031	34,234	35,234
Series 2001-51, Class OD, 6.500%, 10/25/2031	2	2
Series 2001-52, Class XZ, 6.500%, 10/25/2031	13,400	13,963
Series 2001-59, Class F, 30D US SOFR + 0.71%, 11/25/2031(a)	60,398	60,465
Series 2001-60, Class OF, 30D US SOFR + 1.06%, 10/25/2031(a)	96,069	97,080
	Principal Amount	Value (Note 2)
Series 2001-63, Class FD, 30D US SOFR + 0.71%, 12/18/2031(a)	$5,584	$5,591
Series 2001-63, Class TC, 6.000%, 12/25/2031	11,088	11,494
Series 2001-68, Class PH, 6.000%, 12/25/2031	8,959	9,289
Series 2001-71, Class FS, 30D US SOFR + 0.71%, 11/25/2031(a)	34,792	34,844
Series 2001-71, Class FE, 30D US SOFR + 0.76%, 11/25/2031(a)	42,544	42,648
Series 2001-81, Class GE, 6.000%, 01/25/2032	8,275	8,587
Series 2002-11, Class JF, 30D US SOFR + 0.84%, 03/25/2032(a)	27,095	27,208
Series 2002-12, Class FH, 30D US SOFR + 1.16%, 01/25/2032(a)	29,273	29,527
Series 2002-13, Class FE, 30D US SOFR + 1.01%, 03/25/2032(a)	22,098	22,199
Series 2002-16, Class TM, 7.000%, 04/25/2032	6,888	7,156
Series 2002-17, Class JF, 30D US SOFR + 1.11%, 04/25/2032(a)	15,098	15,240
Series 2002-18, Class FD, 30D US SOFR + 0.91%, 02/25/2032(a)	28,399	28,520
Series 2002-23, Class FA, 30D US SOFR + 1.01%, 04/25/2032(a)	21,619	21,831
Series 2002-34, Class EO, –%, 05/18/2032(b)	12,690	12,219
Series 2002-36, Class FS, 30D US SOFR + 0.61%, 06/25/2032(a)	3,035	3,035
Series 2002-44, Class FJ, 30D US SOFR + 1.11%, 04/25/2032(a)	40,636	40,543
Series 2002-47, Class FC, 30D US SOFR + 0.71%, 11/25/2031(a)	8,254	8,251
Series 2002-48, Class F, 30D US SOFR + 1.11%, 07/25/2032(a)	23,288	23,500
Series 2002-49, Class FC, 30D US SOFR + 1.11%, 11/18/2031(a)	23,285	23,466
Series 2002-60, Class FV, 30D US SOFR + 1.11%, 04/25/2032(a)	56,041	56,567

See Notes to Financial Statements and Financial Highlights.

6 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2002-63, Class EZ, 6.000%, 10/25/2032	$5,149	$5,360
Series 2002-64, Class PG, 5.500%, 10/25/2032	33,228	34,277
Series 2002-68, Class AF, 30D US SOFR + 1.11%, 10/25/2032(a)	10,260	10,370
Series 2002-7, Class FC, 30D US SOFR + 0.86%, 01/25/2032(a)	34,136	34,286
Series 2002-71, Class AQ, 4.000%, 11/25/2032	20,083	19,730
Series 2002-8, Class FA, 30D US SOFR + 0.86%, 03/18/2032(a)	16,805	16,908
Series 2002-80, Class CZ, 4.500%, 09/25/2032	109,891	105,468
Series 2002-9, Class FW, 30D US SOFR + 0.66%, 03/25/2032(a)	8,603	8,516
Series 2002-91, Class F, 30D US SOFR + 0.66%, 01/25/2033(a)	12,160	12,153
Series 2003-107, Class FD, 30D US SOFR + 0.61%, 11/25/2033(a)	8,014	8,011
Series 2003-110, Class CK, 3.000%, 11/25/2033	12,997	12,732
Series 2003-116, Class FA, 30D US SOFR + 0.51%, 11/25/2033(a)	15,355	15,324
Series 2003-119, Class ZP, 4.000%, 12/25/2033	40,183	39,085
Series 2003-119, Class FH, 30D US SOFR + 0.61%, 12/25/2033(a)	24,601	24,582
Series 2003-128, Class MF, 30D US SOFR + 0.71%, 01/25/2034(a)	34,087	34,179
Series 2003-131, Class CH, 5.500%, 01/25/2034	54,004	56,202
Series 2003-134, Class FC, 30D US SOFR + 0.71%, 12/25/2032(a)	18,681	18,728
Series 2003-14, Class AP, 4.000%, 03/25/2033	1,657	1,651
Series 2003-14, Class AN, 3.500%, 03/25/2033	1,104	1,101
Series 2003-19, Class MB, 4.000%, 05/25/2031	19,639	19,206
Series 2003-21, Class OG, 4.000%, 01/25/2033	6,877	6,788
Series 2003-22, Class BZ, 6.000%, 04/25/2033	18,326	18,995
Series 2003-27, Class EK, 5.000%, 04/25/2033	16,753	17,046
	Principal Amount	Value (Note 2)
Series 2003-30, Class JQ, 5.500%, 04/25/2033	$16,928	$17,541
Series 2003-32, Class UJ, 5.500%, 05/25/2033	31,014	32,109
Series 2003-41, Class OZ, 3.750%, 05/25/2033	176,420	167,654
Series 2003-41, Class OB, 4.000%, 05/25/2033	100,571	97,261
Series 2003-42, Class JH, 5.500%, 05/25/2033	38,231	39,623
Series 2003-46, Class PJ, 5.500%, 06/25/2033	22,883	23,730
Series 2003-47, Class PE, 5.750%, 06/25/2033	27,751	28,891
Series 2003-64, Class JK, 3.500%, 07/25/2033	28,213	27,630
Series 2003-64, Class ZC, 5.000%, 07/25/2033	17,670	18,017
Series 2003-71, Class HD, 5.500%, 08/25/2033	67,570	69,255
Series 2003-76, Class EZ, 5.000%, 08/25/2033	90,677	92,744
Series 2003-94, Class CE, 5.000%, 10/25/2033	1,699	1,690
Series 2004-10, Class ZB, 6.000%, 02/25/2034	126,473	132,158
Series 2004-101, Class TB, 5.500%, 01/25/2035	73,887	76,626
Series 2004-14, Class QB, 5.250%, 03/25/2034	102,136	105,061
Series 2004-17, Class DZ, 5.500%, 04/25/2034	8,093	8,274
Series 2004-17, Class BA, 6.000%, 04/25/2034	118,388	121,881
Series 2004-36, Class FA, 30D US SOFR + 0.51%, 05/25/2034(a)	15,893	15,829
Series 2004-36, Class CB, 5.000%, 05/25/2034	60,668	61,911
Series 2004-53, Class FC, 30D US SOFR + 0.56%, 07/25/2034(a)	128,724	128,604
Series 2004-54, Class FL, 30D US SOFR + 0.51%, 07/25/2034(a)	69,170	69,042
Series 2004-60, Class AC, 5.500%, 04/25/2034	33,547	33,404
Series 2004-68, Class LC, 5.000%, 09/25/2029	19,802	20,001
Series 2004-77, Class AY, 4.500%, 10/25/2034	11,594	11,648
Series 2004-82, Class HK, 5.500%, 11/25/2034	33,006	34,388
Series 2004-92, Class TB, 5.500%, 12/25/2034	55,652	57,995

See Notes to Financial Statements and Financial Highlights.

7 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2005-110, Class MP, 5.500%, 12/25/2035	$9,200	$9,474
Series 2005-120, Class FE, 30D US SOFR + 0.63%, 01/25/2036(a)	14,393	14,329
Series 2005-122, Class PY, 6.000%, 01/25/2036	194,950	203,557
Series 2005-17, Class EZ, 4.500%, 03/25/2035	138,423	137,265
Series 2005-17, Class EX, 5.250%, 03/25/2035	25,000	24,832
Series 2005-29, Class ZA, 5.500%, 04/25/2035	845,216	882,104
Series 2005-3, Class CH, 5.250%, 02/25/2035	58,887	60,648
Series 2005-35, Class DZ, 5.000%, 04/25/2035	91,057	92,878
Series 2005-48, Class TD, 5.500%, 06/25/2035	83,636	87,367
Series 2005-52, Class FE, 30D US SOFR + 1.91%, 05/25/2035(a)	72,247	73,299
Series 2005-62, Class GZ, 5.750%, 07/25/2035	293,821	306,606
Series 2005-64, Class PL, 5.500%, 07/25/2035	38,184	39,367
Series 2005-68, Class PG, 5.500%, 08/25/2035	17,313	17,443
Series 2005-68, Class BE, 5.250%, 08/25/2035	43,483	44,374
Series 2005-68, Class CZ, 5.500%, 08/25/2035	205,189	212,439
Series 2005-69, Class GZ, 4.500%, 08/25/2035	8,664	8,470
Series 2005-7, Class MZ, 4.750%, 02/25/2035	13,958	13,818
Series 2005-70, Class NA, 5.500%, 08/25/2035	7,542	7,769
Series 2005-70, Class KP, 5.000%, 06/25/2035	35,535	36,290
Series 2005-72, Class FB, 30D US SOFR + 0.36%, 08/25/2035(a)	6,427	6,373
Series 2005-79, Class DB, 5.500%, 09/25/2035	56,851	58,943
Series 2005-84, Class XM, 5.750%, 10/25/2035	34,238	35,391
Series 2005-89, Class F, 30D US SOFR + 0.41%, 10/25/2035(a)	13,508	13,400
Series 2005-99, Class AC, 5.500%, 12/25/2035	541,000	546,256
Series 2005-99, Class FA, 30D US SOFR + 0.41%, 11/25/2035(a)	5,411	5,403
	Principal Amount	Value (Note 2)
Series 2005-99, Class ZA, 5.500%, 12/25/2035	$130,600	$132,953
Series 2006-112, Class QC, 5.500%, 11/25/2036	14,718	15,369
Series 2006-114, Class HE, 5.500%, 12/25/2036	66,456	68,801
Series 2006-115, Class EF, 30D US SOFR + 0.47%, 12/25/2036(a)	11,174	11,043
Series 2006-16, Class HZ, 5.500%, 03/25/2036	184,559	192,981
Series 2006-39, Class EF, 30D US SOFR + 0.51%, 05/25/2036(a)	10,836	10,755
Series 2006-46, Class UD, 5.500%, 06/25/2036	26,976	27,959
Series 2006-48, Class TF, 30D US SOFR + 0.51%, 06/25/2036(a)	28,365	28,195
Series 2006-48, Class DZ, 6.000%, 06/25/2036	183,118	190,483
Series 2006-56, Class F, 30D US SOFR + 0.41%, 07/25/2036(a)	7,440	7,393
Series 2006-62, Class FX, 30D US SOFR + 1.86%, 07/25/2036(a)	140,890	139,705
Series 2006-63, Class QH, 5.500%, 07/25/2036	24,009	25,080
Series 2006-70, Class AF, 30D US SOFR + 0.51%, 08/25/2036(a)	57,103	56,563
Series 2006-71, Class ZH, 6.000%, 07/25/2036	29,649	31,318
Series 2006-95, Class FH, 30D US SOFR + 0.56%, 10/25/2036(a)	54,897	54,408
Series 2007-100, Class YF, 30D US SOFR + 0.66%, 10/25/2037(a)	12,463	12,385
Series 2007-109, Class GF, 30D US SOFR + 0.79%, 12/25/2037(a)	35,384	35,277
Series 2007-111, Class FC, 30D US SOFR + 0.71%, 12/25/2037(a)	22,785	22,764
Series 2007-117, Class FM, 30D US SOFR + 0.81%, 01/25/2038(a)	132,939	132,158
Series 2007-12, Class BZ, 6.000%, 03/25/2037	373,019	376,409
Series 2007-12, Class ZA, 6.000%, 03/25/2037	131,692	129,585
Series 2007-14, Class GZ, 5.500%, 03/25/2037	113,815	119,572

See Notes to Financial Statements and Financial Highlights.

8 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2007-18, Class MZ, 6.000%, 03/25/2037	$118,608	$125,132
Series 2007-22, Class FC, 30D US SOFR + 0.53%, 03/25/2037(a)	64,705	63,738
Series 2007-26, Class ZB, 5.500%, 04/25/2037	203,420	205,503
Series 2007-30, Class MB, 4.250%, 04/25/2037	40,051	39,906
Series 2007-33, Class HE, 5.500%, 04/25/2037	30,495	31,960
Series 2007-34, Class F, 30D US SOFR + 0.50%, 04/25/2037(a)	17,486	17,233
Series 2007-41, Class FA, 30D US SOFR + 0.51%, 05/25/2037(a)	5,878	5,815
Series 2007-51, Class PB, 5.500%, 06/25/2037	17,896	17,735
Series 2007-51, Class CP, 5.500%, 06/25/2037	19,528	19,957
Series 2007-55, Class PH, 6.000%, 06/25/2047	218,325	231,165
Series 2007-57, Class FA, 30D US SOFR + 0.34%, 06/25/2037(a)	14,844	14,719
Series 2007-6, Class FC, 30D US SOFR + 0.53%, 02/25/2037(a)	31,309	30,860
Series 2007-63, Class FC, 30D US SOFR + 0.46%, 07/25/2037(a)	14,731	14,613
Series 2007-63, Class VZ, 5.500%, 07/25/2037	146,102	147,986
Series 2007-65, Class ZE, 5.500%, 07/25/2037	528,045	533,033
Series 2007-65, Class KF, 30D US SOFR + 0.49%, 07/25/2037(a)	46,853	46,509
Series 2007-70, Class FA, 30D US SOFR + 0.46%, 07/25/2037(a)	18,368	18,119
Series 2007-77, Class JE, 6.000%, 08/25/2037	267,411	277,858
Series 2007-85, Class FC, 30D US SOFR + 0.65%, 09/25/2037(a)	76,265	76,105
Series 2007-85, Class FL, 30D US SOFR + 0.65%, 09/25/2037(a)	23,343	23,192
Series 2007-86, Class FA, 30D US SOFR + 0.56%, 09/25/2037(a)	21,066	20,937
Series 2007-9, Class FB, 30D US SOFR + 0.46%, 03/25/2037(a)	18,426	18,172
	Principal Amount	Value (Note 2)
Series 2008-18, Class FA, 30D US SOFR + 1.01%, 03/25/2038(a)	$126,372	$127,010
Series 2008-24, Class WD, 5.500%, 02/25/2038	153,997	155,335
Series 2008-25, Class EF, 30D US SOFR + 1.06%, 04/25/2038(a)	30,817	31,083
Series 2008-27, Class B, 5.500%, 04/25/2038	610,452	639,271
Series 2008-46, Class LA, 5.500%, 06/25/2038	8,918	9,000
Series 2008-66, Class FT, 30D US SOFR + 1.06%, 08/25/2038(a)	17,788	17,863
Series 2008-86, Class FC, 30D US SOFR + 1.21%, 12/25/2038(a)	127,324	128,908
Series 2009-103, Class FM, 30D US SOFR + 0.81%, 11/25/2039(a)	24,649	24,676
Series 2009-104, Class FA, 30D US SOFR + 0.91%, 12/25/2039(a)	30,337	30,468
Series 2009-11, Class MP, 7.000%, 03/25/2049	92,194	99,417
Series 2009-110, Class FG, 30D US SOFR + 0.86%, 01/25/2040(a)	59,508	59,683
Series 2009-111, Class CY, 5.000%, 03/25/2038	128,078	130,082
Series 2009-12, Class LA, 14.851%, 03/25/2039(a)	234,525	283,738
Series 2009-12, Class LD, 16.840%, 03/25/2039(a)	313,327	431,425
Series 2009-19, Class ZA, 6.500%, 04/25/2039	394,527	415,003
Series 2009-36, Class MX, 5.000%, 06/25/2039	58,000	58,328
Series 2009-39, Class Z, 6.000%, 06/25/2039	1,652,792	1,699,158
Series 2009-42, Class TZ, 4.500%, 03/25/2039	207,610	200,557
Series 2009-47, Class BN, 4.500%, 07/25/2039	25,300	25,417
Series 2009-62, Class WA, 5.581%, 08/25/2039(a)	65,542	66,072
Series 2009-68, Class FD, 30D US SOFR + 1.36%, 09/25/2039(a)	39,467	40,021
Series 2009-70, Class CO, –%, 01/25/2037(b)	58,862	49,486
Series 2009-70, Class FA, 30D US SOFR + 1.31%, 09/25/2039(a)	19,859	20,025

See Notes to Financial Statements and Financial Highlights.

9 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2009-86, Class OT, –%, 10/25/2037(b)	$23,051	$19,655
Series 2009-87, Class FG, 30D US SOFR + 0.86%, 11/25/2039(a)	36,139	36,206
Series 2009-90, Class UZ, 4.500%, 11/25/2039	702,137	677,885
Series 2010-1, Class WA, 6.307%, 02/25/2040(a)	10,814	11,089
Series 2010-1, Class EL, 4.500%, 02/25/2040	226,409	222,852
Series 2010-102, Class B, 4.500%, 07/25/2040	202,158	198,931
Series 2010-102, Class HA, 4.000%, 09/25/2050	51,651	48,905
Series 2010-103, Class DZ, 4.500%, 09/25/2040	235,753	232,228
Series 2010-103, Class PJ, 4.500%, 09/25/2040	24,447	24,556
Series 2010-111, Class FC, 30D US SOFR + 0.63%, 10/25/2040(a)	35,640	35,425
Series 2010-118, Class LZ, 4.750%, 10/25/2040	31,548	31,349
Series 2010-122, Class JA, 7.000%, 07/25/2040	12,753	13,043
Series 2010-123, Class FL, 30D US SOFR + 0.54%, 11/25/2040(a)	13,203	13,085
Series 2010-123, Class KU, 4.500%, 11/25/2040	163,486	157,816
Series 2010-129, Class PZ, 4.500%, 11/25/2040	37,018	34,829
Series 2010-130, Class BZ, 4.500%, 11/25/2040	1,024,106	1,013,621
Series 2010-14, Class FJ, 30D US SOFR + 0.71%, 03/25/2040(a)	50,218	50,162
Series 2010-141, Class LZ, 4.500%, 12/25/2040	744,991	715,219
Series 2010-141, Class MN, 4.000%, 12/25/2040	90,000	86,383
Series 2010-141, Class FB, 30D US SOFR + 0.58%, 12/25/2040(a)	34,140	33,882
Series 2010-141, Class AL, 4.000%, 12/25/2040	255,047	249,637
Series 2010-142, Class FM, 30D US SOFR + 0.58%, 12/25/2040(a)	11,284	11,137
Series 2010-154, Class JA, 3.000%, 11/25/2040	233,151	224,159
Series 2010-16, Class PL, 5.000%, 03/25/2040	71,000	71,442
Series 2010-19, Class PY, 5.000%, 03/25/2040	213,889	219,151
	Principal Amount	Value (Note 2)
Series 2010-33, Class KN, 4.500%, 03/25/2040	$19,677	$19,585
Series 2010-37, Class CY, 5.000%, 04/25/2040	25,384	25,963
Series 2010-39, Class EF, 30D US SOFR + 0.63%, 06/25/2037(a)	27,303	27,207
Series 2010-45, Class WD, 5.000%, 05/25/2040	180,000	174,954
Series 2010-54, Class LX, 5.000%, 06/25/2040	272,000	274,097
Series 2010-58, Class FY, 30D US SOFR + 0.84%, 06/25/2040(a)	37,250	37,240
Series 2010-64, Class DM, 5.000%, 06/25/2040	20,147	20,392
Series 2010-67, Class BD, 4.500%, 06/25/2040	532,410	533,224
Series 2010-68, Class WB, 4.500%, 07/25/2040	85,000	80,329
Series 2010-82, Class WZ, 5.000%, 08/25/2040	235,473	240,731
Series 2010-9, Class ME, 5.000%, 02/25/2040	758,377	771,569
Series 2011-114, Class B, 3.500%, 11/25/2041	130,611	124,313
Series 2011-118, Class KL, 3.250%, 07/25/2040	50,917	49,911
Series 2011-121, Class JP, 4.500%, 12/25/2041	91,023	89,035
Series 2011-128, Class KB, 4.500%, 12/25/2041	800,000	786,909
Series 2011-130, Class KB, 4.000%, 12/25/2041	28,769	27,410
Series 2011-132, Class PE, 4.500%, 12/25/2041	106,071	105,503
Series 2011-145, Class JA, 4.500%, 12/25/2041	5,318	5,273
Series 2011-148, Class PL, 4.000%, 01/25/2042	425,000	391,687
Series 2011-15, Class AF, 30D US SOFR + 0.62%, 03/25/2041(a)	20,800	20,720
Series 2011-17, Class PD, 4.000%, 03/25/2041	4,817	4,715
Series 2011-26, Class PA, 4.500%, 04/25/2041	72,612	72,869
Series 2011-27, Class ZD, 2.500%, 09/25/2040	173,424	158,672
Series 2011-3, Class FA, 30D US SOFR + 0.79%, 02/25/2041(a)	120,835	120,218
Series 2011-30, Class ZA, 5.000%, 04/25/2041	818,236	806,356
Series 2011-43, Class B, 3.500%, 05/25/2031	13,120	12,901

See Notes to Financial Statements and Financial Highlights.

10 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2011-45, Class ZA, 4.000%, 05/25/2031	$11,403	$11,364
Series 2011-47, Class GF, 30D US SOFR + 0.68%, 06/25/2041(a)	78,960	78,799
Series 2011-5, Class PO, –%, 09/25/2040(b)	7,167	5,310
Series 2011-55, Class BZ, 3.500%, 06/25/2041	380,105	360,675
Series 2011-74, Class UB, 4.000%, 07/25/2040	125,998	117,051
Series 2011-86, Class AF, 30D US SOFR + 0.61%, 02/25/2040(a)	17,077	17,009
Series 2011-86, Class NF, 30D US SOFR + 0.66%, 09/25/2041(a)	69,543	69,258
Series 2011-93, Class ST, 4.000%, 09/25/2041	15,524	14,877
Series 2011-93, Class GA, 4.000%, 04/25/2039	9,977	9,742
Series 2012-100, Class DB, 3.000%, 09/25/2042	821,763	743,633
Series 2012-103, Class PY, 3.000%, 09/25/2042	180,000	154,087
Series 2012-106, Class QN, 3.500%, 10/25/2042	52,997	49,737
Series 2012-108, Class PL, 3.000%, 10/25/2042	515,201	472,426
Series 2012-110, Class JB, 2.500%, 10/25/2042	204,000	154,932
Series 2012-111, Class B, 7.000%, 10/25/2042	64,847	70,210
Series 2012-112, Class DA, 3.000%, 10/25/2042	148,062	135,895
Series 2012-115, Class DY, 2.500%, 10/25/2042	225,000	178,224
Series 2012-120, Class AH, 2.500%, 02/25/2032	10,368	10,222
Series 2012-125, Class GY, 2.000%, 11/25/2042	621,000	493,895
Series 2012-126, Class TA, 3.000%, 10/25/2042	147,913	135,696
Series 2012-128, Class NP, 2.500%, 11/25/2042	8,143	5,417
Series 2012-129, Class HT, 2.000%, 12/25/2032	28,713	25,830
Series 2012-13, Class JP, 4.500%, 02/25/2042	402,756	394,152
Series 2012-131, Class FG, 30D US SOFR + 0.46%, 09/25/2042(a)	36,243	35,578
Series 2012-137, Class CF, 30D US SOFR + 0.41%, 08/25/2041(a)	6,179	6,165
	Principal Amount	Value (Note 2)
Series 2012-139, Class GB, 2.500%, 12/25/2042	$210,538	$148,386
Series 2012-139, Class CY, 2.000%, 12/25/2042	235,000	177,031
Series 2012-14, Class FL, 30D US SOFR + 0.56%, 12/25/2040(a)	141	141
Series 2012-141, Class PD, 1.750%, 10/25/2041	67,909	64,408
Series 2012-149, Class ZA, 3.000%, 01/25/2041	41,422	40,529
Series 2012-149, Class DA, 1.750%, 01/25/2043	17,983	16,826
Series 2012-149, Class KB, 3.000%, 01/25/2043	96,561	93,036
Series 2012-151, Class NX, 1.500%, 01/25/2043	280,765	241,012
Series 2012-151, Class WC, 2.500%, 01/25/2043	249,000	184,183
Series 2012-152, Class PB, 3.500%, 01/25/2043	54,688	53,012
Series 2012-153, Class B, 7.000%, 07/25/2042	21,396	23,448
Series 2012-17, Class JA, 3.500%, 12/25/2041	221,128	209,615
Series 2012-17, Class JB, 3.500%, 03/25/2042	200,000	169,033
Series 2012-19, Class CB, 3.500%, 03/25/2042	197,000	184,364
Series 2012-20, Class TD, 4.500%, 02/25/2042	20,515	20,404
Series 2012-26, Class MA, 3.500%, 03/25/2042	109,459	103,702
Series 2012-27, Class KB, 2.000%, 03/25/2042	150,407	119,025
Series 2012-33, Class F, 30D US SOFR + 0.63%, 04/25/2042(a)	22,341	22,170
Series 2012-37, Class BF, 30D US SOFR + 0.61%, 12/25/2035(a)	36,467	36,266
Series 2012-38, Class MC, 3.000%, 04/25/2042	147,000	122,645
Series 2012-46, Class CD, 2.500%, 04/25/2041	25,257	24,965
Series 2012-46, Class YB, 3.500%, 05/25/2042	61,440	57,042
Series 2012-47, Class HF, 30D US SOFR + 0.51%, 05/25/2027(a)	15,451	15,454
Series 2012-47, Class JM, 3.500%, 05/25/2042	140,340	120,092
Series 2012-49, Class TG, 2.000%, 07/25/2041	6,353	6,297
Series 2012-50, Class HC, 2.000%, 03/25/2042	89,379	83,534

See Notes to Financial Statements and Financial Highlights.

11 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2012-51, Class HJ, 3.500%, 05/25/2042	$364,384	$313,220
Series 2012-51, Class ZX, 3.500%, 05/25/2042	2,124,010	1,696,259
Series 2012-52, Class BM, 4.500%, 01/25/2042	430,571	426,825
Series 2012-53, Class AP, 2.000%, 04/25/2041	6,800	6,764
Series 2012-56, Class UB, 4.000%, 06/25/2042	416,000	392,520
Series 2012-56, Class WB, 3.500%, 05/25/2042	64,614	60,820
Series 2012-69, Class PL, 3.000%, 01/25/2042	65,426	64,019
Series 2012-70, Class WC, 3.000%, 07/25/2042	172,000	142,088
Series 2012-80, Class GZ, 3.000%, 08/25/2042	355,353	326,654
Series 2012-82, Class E, 2.000%, 04/25/2042	16,394	15,692
Series 2012-83, Class AC, 3.000%, 08/25/2042	85,000	74,397
Series 2012-90, Class PH, 3.000%, 01/25/2042	50,843	49,424
Series 2012-90, Class PB, 2.500%, 01/25/2042	228,793	219,744
Series 2012-93, Class TL, 3.000%, 09/25/2042	420,000	351,592
Series 2012-98, Class ZP, 6.000%, 09/25/2042	746,981	805,372
Series 2012-99, Class DC, 2.000%, 08/25/2041	90,958	86,707
Series 2013-104, Class CY, 5.000%, 10/25/2043	50,000	48,503
Series 2013-108, Class GU, 3.000%, 10/25/2033	29,632	28,659
Series 2013-114, Class LM, 4.000%, 03/25/2042	183,721	179,221
Series 2013-130, Class FB, 30D US SOFR + 0.56%, 01/25/2044(a)	28,656	28,246
Series 2013-136, Class QB, 3.500%, 03/25/2042	149,243	141,395
Series 2013-17, Class YM, 4.000%, 03/25/2033	10,095	10,063
Series 2013-2, Class QF, 30D US SOFR + 0.61%, 02/25/2043(a)	9,719	9,667
Series 2013-20, Class CA, 2.500%, 01/25/2043	159,251	142,893
Series 2013-35, Class CV, 3.000%, 02/25/2043	200,000	187,339
Series 2013-4, Class PL, 2.000%, 02/25/2043	120,000	88,686
Series 2013-52, Class GM, 5.000%, 06/25/2043	89,000	85,943
	Principal Amount	Value (Note 2)
Series 2013-53, Class CV, 3.500%, 05/25/2030	$8,008	$7,980
Series 2013-68, Class P, 3.500%, 10/25/2042	89,374	86,952
Series 2013-68, Class LE, 2.000%, 04/25/2043	63,115	58,199
Series 2013-70, Class CE, 2.500%, 01/25/2043	139,086	130,481
Series 2013-72, Class AF, 30D US SOFR + 0.36%, 11/25/2042(a)	2,227	2,223
Series 2013-72, Class YA, 3.000%, 06/25/2033	2,612	2,449
Series 2013-81, Class YK, 4.000%, 08/25/2043	200,000	186,993
Series 2013-9, Class BC, 6.500%, 07/25/2042	178,218	189,281
Series 2013-9, Class CB, 5.500%, 04/25/2042	386,674	398,483
Series 2013-91, Class PB, 4.000%, 09/25/2043	140,000	126,634
Series 2014-10, Class BA, 5.339%, 03/25/2054(a)	235,715	244,853
Series 2014-20, Class AC, 3.000%, 08/25/2036	14,459	14,363
Series 2014-21, Class MA, 2.000%, 09/25/2041	47,423	45,750
Series 2014-23, Class Z, 3.500%, 05/25/2044	435,847	409,382
Series 2014-23, Class A, 3.000%, 05/25/2044	681,612	624,204
Series 2014-26, Class YW, 3.500%, 04/25/2044	50,538	49,001
Series 2014-3, Class BM, 2.500%, 06/25/2043	43,458	40,882
Series 2014-43, Class PZ, 3.000%, 07/25/2043	249,037	207,235
Series 2014-49, Class CA, 3.000%, 08/25/2044	61,948	60,011
Series 2014-52, Class LM, 3.500%, 09/25/2044	1,089,776	931,359
Series 2014-63, Class LN, 3.000%, 10/25/2044	125,000	99,332
Series 2014-73, Class FA, 30D US SOFR + 0.46%, 11/25/2044(a)	11,185	10,956
Series 2014-80, Class DZ, 3.000%, 12/25/2044	3,165,068	2,900,360
Series 2014-81, Class GC, 3.000%, 03/25/2038	16,134	15,901
Series 2014-86, Class PA, 2.000%, 12/25/2044	796,976	706,543
Series 2014-88, Class ER, 2.500%, 02/25/2036	15,310	14,842
Series 2015-16, Class ZY, 2.500%, 04/25/2045	10,887,801	9,286,139

See Notes to Financial Statements and Financial Highlights.

12 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2015-2, Class CD, 3.500%, 02/25/2045	$162,467	$136,685
Series 2015-51, Class CD, 3.000%, 07/25/2044	78,363	76,108
Series 2015-53, Class KB, 3.000%, 01/25/2045	679,482	617,694
Series 2015-56, Class MH, 3.500%, 08/25/2045	917,793	842,090
Series 2015-65, Class CZ, 3.500%, 09/25/2045	140,192	121,048
Series 2015-75, Class LB, 3.000%, 10/25/2045	125,000	94,777
Series 2015-96, Class EA, 3.000%, 12/25/2026	71,621	70,711
Series 2016-14, Class NC, 2.500%, 03/25/2046	102,751	98,848
Series 2016-2, Class BH, 2.700%, 07/25/2045	159,451	150,348
Series 2016-23, Class PL, 3.000%, 11/25/2045	298,685	246,701
Series 2016-27, Class HK, 3.000%, 01/25/2041	213,136	203,980
Series 2016-31, Class TM, 3.000%, 12/25/2045	360,000	317,478
Series 2016-33, Class JA, 3.000%, 07/25/2045	115,735	109,944
Series 2016-33, Class LE, 2.500%, 11/25/2033	28,853	27,497
Series 2016-48, Class UF, 30D US SOFR + 0.51%, 08/25/2046(a)	51,970	51,493
Series 2016-52, Class MZ, 3.000%, 08/25/2046	259,950	199,096
Series 2016-55, Class EA, 1.750%, 07/25/2043	731,218	625,123
Series 2016-57, Class PC, 1.750%, 06/25/2046	209,647	179,137
Series 2016-75, Class FC, 30D US SOFR + 0.51%, 10/25/2046(a)	26,573	26,438
Series 2016-8, Class CB, 3.500%, 03/25/2046	865,400	802,780
Series 2016-83, Class KL, 2.500%, 11/25/2046	132,405	89,982
Series 2016-85, Class BA, 2.500%, 11/25/2046	5,543	3,746
Series 2016-9, Class PA, 2.500%, 06/25/2045	131,158	123,588
Series 2016-9, Class D, 3.000%, 03/25/2046	26,429	24,321
Series 2017-1, Class JP, 3.500%, 04/25/2045	68,882	67,888
Series 2017-10, Class FA, 30D US SOFR + 0.51%, 03/25/2047(a)	20,555	20,294

	Principal Amount	Value (Note 2)
Series 2017-100, Class ZE, 3.500%, 12/25/2047	$120,804	$110,328
Series 2017-110, Class PB, 3.000%, 02/25/2057	140,000	104,580
Series 2017-15, Class PE, 3.500%, 04/25/2046	38,123	36,813
Series 2017-19, Class B, 3.000%, 01/25/2047	199,175	184,605
Series 2017-24, Class H, 3.000%, 08/25/2043	859	856
Series 2017-25, Class QE, 2.500%, 04/25/2047	139,423	120,553
Series 2017-35, Class AH, 3.500%, 04/25/2053	6,022	5,973
Series 2017-38, Class JA, 3.000%, 03/25/2047	105,479	95,644
Series 2017-46, Class P, 3.500%, 06/25/2047	2,260,584	2,061,051
Series 2017-56, Class BA, 3.000%, 03/25/2045	63,337	62,224
Series 2017-56, Class BY, 3.000%, 07/25/2047	128,765	106,671
Series 2017-68, Class HQ, 3.000%, 07/25/2046	681,255	645,812
Series 2017-84, Class JP, 2.750%, 10/25/2047	109,830	97,421
Series 2017-90, Class WB, 3.000%, 11/25/2047	1,119,992	891,334
Series 2017-96, Class PA, 3.000%, 12/25/2054	95,284	92,752
Series 2017-99, Class DZ, 3.500%, 12/25/2047	127,735	116,616
Series 2018-15, Class KG, 2.500%, 01/25/2048	94,986	81,377
Series 2018-19, Class KB, 3.000%, 04/25/2046	31,341	30,505
Series 2018-2, Class HD, 3.000%, 02/25/2047	15,365	14,944
Series 2018-25, Class AL, 3.500%, 04/25/2048	187,296	165,468
Series 2018-38, Class PA, 3.500%, 06/25/2047	53,474	52,519
Series 2018-39, Class FG, 30D US SOFR + 0.36%, 11/25/2033(a)	68,337	67,625
Series 2018-41, Class PZ, 4.000%, 06/25/2048	1,029,452	846,132
Series 2018-43, Class FE, 30D US SOFR + 0.36%, 09/25/2038(a)	74,516	73,287
Series 2018-45, Class GA, 3.000%, 06/25/2048	32,221	28,765
Series 2018-5, Class JP, 3.000%, 09/25/2047	36,101	33,907
Series 2018-50, Class DY, 3.000%, 10/25/2047	443,632	406,876

See Notes to Financial Statements and Financial Highlights.

13 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2018-56, Class CH, 3.000%, 08/25/2048	$26,433	$23,607
Series 2018-6, Class PA, 3.000%, 02/25/2048	167,333	148,048
Series 2018-60, Class KL, 4.000%, 08/25/2048	96,000	84,121
Series 2018-67, Class DY, 4.000%, 09/25/2048	304,029	260,442
Series 2018-70, Class HB, 3.500%, 10/25/2058	314,994	275,398
Series 2018-74, Class AB, 3.500%, 10/25/2048	284,954	264,505
Series 2018-8, Class KL, 2.500%, 03/25/2047	249,022	228,293
Series 2018-83, Class AC, 3.500%, 11/25/2048	140,008	126,459
Series 2018-83, Class LH, 4.000%, 11/25/2048	16,361	15,509
Series 2018-9, Class PL, 3.500%, 02/25/2048	395,045	353,315
Series 2018-94, Class KD, 3.500%, 12/25/2048	39,968	37,213
Series 2018-94, Class KZ, 4.500%, 01/25/2049	203,345	154,214
Series 2019-10, Class MA, 3.000%, 03/25/2049	60,709	54,777
Series 2019-11, Class EA, 3.000%, 05/25/2048	188,544	178,497
Series 2019-12, Class HA, 3.500%, 11/25/2057	225,514	217,966
Series 2019-13, Class MH, 3.000%, 03/25/2049	267,772	245,006
Series 2019-34, Class PZ, 3.000%, 07/25/2049	120,134	60,626
Series 2019-45, Class PT, 3.000%, 08/25/2049	207,090	188,561
Series 2019-50, Class CZ, 2.750%, 09/25/2049	182,462	82,176
Series 2019-55, Class MQ, 3.500%, 10/25/2049	532,720	482,762
Series 2019-60, Class BF, 30D US SOFR + 0.56%, 10/25/2049(a)	10,470	10,180
Series 2019-65, Class HA, 2.500%, 11/25/2049	142,133	122,241
Series 2019-75, Class PA, 3.000%, 10/25/2049	463,548	416,598
Series 2019-81, Class LB, 1.500%, 12/25/2049	463,509	377,068
Series 2019-82, Class HZ, 3.000%, 01/25/2050	389,050	332,028
Series 2020-10, Class B, 3.000%, 03/25/2050	212,897	186,187
Series 2020-11, Class JW, 3.000%, 03/25/2050	237,000	178,020
	Principal Amount	Value (Note 2)
Series 2020-36, Class GD, 2.000%, 12/25/2037	$107,065	$98,156
Series 2020-45, Class NB, 1.500%, 07/25/2050	259,992	109,394
Series 2020-47, Class GZ, 2.000%, 07/25/2050	220,281	130,939
Series 2020-73, Class ED, 0.822%, 11/25/2049(a)	728,107	541,524
Series 2021-12, Class GA, 1.000%, 07/25/2050	121,827	89,621
Series 2021-15, Class JB, 1.250%, 04/25/2051	120,361	47,056
Series 2021-17, Class ZA, 1.500%, 04/25/2051	163,721	66,163
Series 2021-43, Class JC, 2.000%, 05/25/2051	116,991	95,803
Series 2021-47, Class PD, 1.500%, 07/25/2051	737,003	572,123
Series 2021-47, Class PE, 1.750%, 07/25/2051	737,003	583,449
Series 2021-59, Class H, 2.000%, 06/25/2048	208,152	172,997
Series 2021-6, Class KU, 1.500%, 02/25/2051	181,291	103,018
Series 2021-66, Class HU, 1.500%, 10/25/2051	259,997	123,110
Series 2021-66, Class JG, 1.000%, 10/25/2051	487,541	394,769
Series 2021-68, Class A, 2.000%, 07/25/2049	2,332,822	1,875,055
Series 2021-69, Class WA, 2.000%, 04/25/2049	292,703	243,554
Series 2021-72, Class NL, 1.500%, 10/25/2051	316,302	198,976
Series 2021-72, Class NB, 1.500%, 10/25/2051	140,000	58,321
Series 2021-8, Class HZ, 2.000%, 03/25/2051	477,927	239,287
Series 2021-80, Class KE, 2.000%, 11/25/2051	200,027	165,935
Series 2022-17, Class GV, 2.500%, 01/25/2052	3,569,000	2,520,900
Series 2022-37, Class QL, 4.000%, 07/25/2052	1,683,000	1,626,828
Series 2022-4, Class CK, 1.500%, 04/25/2051	103,750	56,095
Series 2022-43, Class AN, 4.250%, 07/25/2052	240,932	193,221
Series 2022-43, Class ZA, 4.500%, 07/25/2052	254,400	247,571
Series 2022-64, Class GM, 4.500%, 10/25/2052	3,161,000	2,813,597
Series 2022-68, Class Z, 5.000%, 10/25/2052	641,859	632,334
Series 2022-81, Class DO, –%, 11/25/2052(b)	1,474,406	694,226

See Notes to Financial Statements and Financial Highlights.

14 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2022-88, Class EZ, 6.000%, 12/25/2052	$4,541,594	$4,701,617
Series 2022-90, Class AY, 4.500%, 12/25/2041	180,000	173,923
Series 2023-19, Class BZ, 5.000%, 05/25/2053	5,970,353	6,162,994
		95,205,675
Fannie Mae Grantor Trust 2002-T12
Series 2002-T12, Class A1, 6.500%, 05/25/2042	118,538	123,531

Freddie Mac
Series 1996-1863, Class Z, 6.500%, 07/15/2026	9	9
Series 1997-1935, Class FK, 30D US SOFR + 0.81%, 02/15/2027(a)	2,399	2,400
Series 1997-1980, Class Z, 7.000%, 07/15/2027	7,585	7,632
Series 1998-2034, Class Z, 6.500%, 02/15/2028	6,532	6,649
Series 1998-2035, Class PC, 6.950%, 03/15/2028	1,573	1,590
Series 1998-2053, Class Z, 6.500%, 04/15/2028	6,045	6,104
Series 1998-2060, Class Z, 6.500%, 05/15/2028	2,851	2,900
Series 1998-2079, Class FA, 30D US SOFR + 0.61%, 07/17/2028(a)	2	2
Series 1998-2095, Class PE, 6.000%, 11/15/2028	6,270	6,365
Series 1998-2102, Class Z, 6.000%, 12/15/2028	18,330	18,614
Series 1999-2115, Class FB, 30D US SOFR + 0.56%, 01/15/2029(a)	5,644	5,637
Series 1999-2126, Class CB, 6.250%, 02/15/2029	6,471	6,555
Series 1999-2137, Class TH, 6.500%, 03/15/2029	2,217	2,260
Series 1999-2154, Class PL, 6.500%, 05/15/2029	55,997	56,663
Series 2000-2224, Class CB, 8.000%, 03/15/2030	6,264	6,547
Series 2001-2274, Class ZM, 6.500%, 01/15/2031	4,243	4,303
Series 2001-2279, Class Z, 6.000%, 01/15/2031	4,553	4,608
Series 2001-2320, Class FI, 30D US SOFR + 0.61%, 09/15/2029(a)	13,022	12,998
Series 2001-2322, Class FV, 30D US SOFR + 0.61%, 06/15/2030(a)	13,755	13,559
	Principal Amount	Value (Note 2)
Series 2001-2324, Class PZ, 6.500%, 06/15/2031	$78,141	$81,649
Series 2001-2334, Class KB, 6.500%, 05/15/2028	29,733	30,128
Series 2001-2341, Class FP, 30D US SOFR + 1.01%, 07/15/2031(a)	15,313	15,410
Series 2001-2367, Class FA, 30D US SOFR + 0.63%, 06/15/2031(a)	14,260	14,227
Series 2001-2372, Class F, 30D US SOFR + 0.61%, 10/15/2031(a)	8,202	8,189
Series 2001-2388, Class FR, 30D US SOFR + 0.76%, 06/15/2031(a)	12,213	12,217
Series 2001-2388, Class FB, 30D US SOFR + 0.71%, 01/15/2029(a)	10,141	10,139
Series 2001-2391, Class HF, 30D US SOFR + 0.66%, 06/15/2031(a)	4,893	4,885
Series 2001-2396, Class FM, 30D US SOFR + 0.56%, 12/15/2031(a)	8,864	8,861
Series 2001-2396, Class FN, 30D US SOFR + 0.76%, 12/15/2031(a)	83,043	83,359
Series 2002-2411, Class F, 30D US SOFR + 0.66%, 02/15/2032(a)	9,675	9,680
Series 2002-2412, Class OF, 30D US SOFR + 1.06%, 12/15/2031(a)	17,187	17,352
Series 2002-2417, Class FY, 30D US SOFR + 0.71%, 12/15/2031(a)	5,316	5,314
Series 2002-2424, Class FY, 30D US SOFR + 0.56%, 03/15/2032(a)	27,149	26,729
Series 2002-2430, Class WF, 6.500%, 03/15/2032	4,936	5,183
Series 2002-2433, Class FA, 30D US SOFR + 1.06%, 02/15/2032(a)	21,712	21,951
Series 2002-2460, Class FA, 30D US SOFR + 1.11%, 03/15/2032(a)	37,434	37,053
Series 2002-2466, Class FV, 30D US SOFR + 0.66%, 03/15/2032(a)	32,919	32,916
Series 2002-2470, Class EF, 30D US SOFR + 1.11%, 03/15/2032(a)	40,131	40,507

See Notes to Financial Statements and Financial Highlights.

15 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2002-2478, Class FD, 30D US SOFR + 1.11%, 02/15/2032(a)	$11,938	$11,888
Series 2002-2481, Class FE, 30D US SOFR + 1.11%, 03/15/2032(a)	11,340	11,446
Series 2002-2488, Class FU, 30D US SOFR + 0.71%, 03/15/2032(a)	38,391	38,396
Series 2002-2494, Class F, 30D US SOFR + 1.16%, 06/15/2031(a)	18,944	19,101
Series 2002-2495, Class ZB, 4.500%, 09/15/2032	21,945	21,553
Series 2002-2510, Class FE, 30D US SOFR + 0.51%, 10/15/2032(a)	1,974	1,963
Series 2002-2513, Class AF, 30D US SOFR + 1.11%, 02/15/2032(a)	31,911	31,139
Series 2002-2516, Class FD, 30D US SOFR + 1.11%, 02/15/2032(a)	30,326	30,609
Series 2002-2517, Class FR, 30D US SOFR + 0.46%, 10/15/2032(a)	21,013	20,893
Series 2002-2524, Class DH, 6.000%, 11/15/2032	24,049	25,105
Series 2002-2525, Class NU, 5.000%, 04/15/2032	47,105	47,004
Series 2002-2535, Class AW, 5.500%, 12/15/2032	6,092	6,314
Series 2002-2538, Class F, 30D US SOFR + 0.71%, 12/15/2032(a)	87,489	87,699
Series 2002-2541, Class BL, 5.500%, 12/15/2032	25,276	26,087
Series 2003-2554, Class MN, 5.500%, 01/15/2033	28,711	29,621
Series 2003-2557, Class HL, 5.300%, 01/15/2033	101,488	102,553
Series 2003-2557, Class NU, 5.250%, 03/15/2032	32,133	32,451
Series 2003-2557, Class WF, 30D US SOFR + 0.51%, 01/15/2033(a)	22,900	22,833
Series 2003-2568, Class D, 5.500%, 02/15/2033	24,473	25,290
Series 2003-2571, Class FY, 30D US SOFR + 0.86%, 12/15/2032(a)	13,277	13,354
Series 2003-2577, Class FC, 30D US SOFR + 0.61%, 02/15/2033(a)	57,397	57,162
	Principal Amount	Value (Note 2)
Series 2003-2587, Class FW, 30D US SOFR + 0.58%, 03/15/2033(a)	$23,830	$23,759
Series 2003-2590, Class OZ, 4.000%, 03/15/2033	151,045	147,411
Series 2003-2614, Class FV, 30D US SOFR + 1.61%, 05/15/2033(a)	148,153	151,255
Series 2003-2624, Class QH, 5.000%, 06/15/2033	8,200	8,375
Series 2003-2626, Class ZX, 5.000%, 06/15/2033	224,432	220,283
Series 2003-2627, Class CN, 5.000%, 06/15/2033	24,380	24,895
Series 2003-2631, Class DB, 5.000%, 06/15/2033	148,000	146,182
Series 2003-2647, Class A, 3.250%, 04/15/2032	42,351	41,455
Series 2003-2648, Class WZ, 5.000%, 07/15/2033	296,015	295,825
Series 2003-2668, Class LH, 5.000%, 09/15/2033	14,765	15,080
Series 2003-2707, Class FH, 30D US SOFR + 0.76%, 04/15/2032(a)	46,209	46,384
Series 2003-2711, Class FA, 30D US SOFR + 1.11%, 11/15/2033(a)	82,740	83,845
Series 2003-2717, Class LH, 5.500%, 12/15/2033	4,113	4,284
Series 2003-2725, Class TA, 4.500%, 12/15/2033	127,487	128,242
Series 2004-2750, Class TC, 5.250%, 02/15/2034	2,412	2,461
Series 2004-2768, Class PW, 4.250%, 03/15/2034	110,702	109,878
Series 2004-2802, Class OH, 6.000%, 05/15/2034	6,471	6,673
Series 2004-2835, Class KZ, 5.500%, 08/15/2034	25,478	26,563
Series 2004-2835, Class TB, 4.500%, 08/15/2034	260,723	259,203
Series 2004-2896, Class BZ, 5.000%, 11/15/2034	50,474	51,688
Series 2004-2901, Class KB, 5.000%, 12/15/2034	69,422	71,147
Series 2005-2916, Class MY, 5.500%, 01/15/2035	109,825	114,525
Series 2005-2927, Class EZ, 5.500%, 02/15/2035	5,553	5,510
Series 2005-2929, Class PG, 5.000%, 02/15/2035	26,010	26,645
Series 2005-2933, Class HD, 5.500%, 02/15/2035	12,816	13,188
Series 2005-2942, Class ZN, 5.500%, 03/15/2035	544,628	550,339

See Notes to Financial Statements and Financial Highlights.

16 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2005-2953, Class PG, 5.500%, 03/15/2035	$12,434	$12,917
Series 2005-2962, Class KF, 30D US SOFR + 0.31%, 04/15/2035(a)	6,349	6,295
Series 2005-2973, Class GE, 5.500%, 05/15/2035	243,000	248,192
Series 2005-2980, Class QA, 6.000%, 05/15/2035	22,413	23,625
Series 2005-2996, Class GX, 5.500%, 06/15/2035	70,495	70,756
Series 2005-3012, Class WZ, 5.500%, 08/15/2035	262,104	264,093
Series 2005-3012, Class ZE, 5.750%, 08/15/2035	49,560	52,009
Series 2005-3028, Class FM, 30D US SOFR + 0.36%, 09/15/2035(a)	5,928	5,880
Series 2005-3028, Class PG, 5.500%, 09/15/2035	28,232	29,042
Series 2005-3028, Class ZE, 5.500%, 09/15/2035	967,623	980,177
Series 2005-3033, Class WY, 5.500%, 09/15/2035	56,081	58,436
Series 2005-3036, Class NE, 5.000%, 09/15/2035	67,258	69,104
Series 2005-3042, Class PZ, 5.750%, 09/15/2035	175,283	184,331
Series 2005-3052, Class WH, 5.500%, 10/15/2035	13,341	13,867
Series 2005-3059, Class ZM, 5.000%, 02/15/2035	62,449	63,854
Series 2005-3062, Class DE, 5.500%, 11/15/2035	90,308	94,294
Series 2005-3068, Class Z, 5.500%, 11/15/2035	108,186	112,426
Series 2005-3070, Class FT, 30D US SOFR + 0.46%, 11/15/2035(a)	9,249	9,203
Series 2005-3072, Class NF, 30D US SOFR + 0.61%, 11/15/2035(a)	25,566	25,417
Series 2005-3085, Class FE, 30D US SOFR + 0.91%, 08/15/2035(a)	29,901	30,084
Series 2006-3098, Class PG, 5.000%, 01/15/2036	46,109	47,379
Series 2006-3122, Class OH, –%, 03/15/2036(b)	14,129	12,338
Series 2006-3123, Class HT, 5.000%, 03/15/2026	1,008	1,006
Series 2006-3136, Class KF, 30D US SOFR + 0.41%, 04/15/2036(a)	8,634	8,571
Series 2006-3137, Class XP, 6.000%, 04/15/2036	14,957	15,827
	Principal Amount	Value (Note 2)
Series 2006-3143, Class BC, 5.500%, 02/15/2036	$66,674	$69,839
Series 2006-3145, Class FN, 30D US SOFR + 0.54%, 04/15/2036(a)	9,984	9,922
Series 2006-3148, Class CY, 6.000%, 04/15/2036	14,146	14,870
Series 2006-3153, Class UG, 30D US SOFR + 0.56%, 05/15/2036(a)	15,932	15,814
Series 2006-3154, Class PN, 5.500%, 05/15/2036	47,678	49,970
Series 2006-3201, Class FL, 30D US SOFR + 0.71%, 08/15/2036(a)	68,186	68,125
Series 2006-3202, Class HF, 30D US SOFR + 0.46%, 08/15/2036(a)	27,694	27,457
Series 2006-3203, Class ZM, 5.000%, 08/15/2036	140,667	144,479
Series 2006-3204, Class ZM, 5.000%, 08/15/2034	65,055	66,601
Series 2006-3206, Class FE, 30D US SOFR + 0.51%, 08/15/2036(a)	32,288	31,881
Series 2006-3235, Class Z, 6.500%, 11/15/2036	680,663	728,113
Series 2006-3236, Class EF, 30D US SOFR + 0.41%, 11/15/2036(a)	8,755	8,638
Series 2006-3237, Class CD, 5.500%, 09/15/2036	31,314	31,279
Series 2006-3237, Class CE, 5.500%, 11/15/2036	122,000	124,281
Series 2006-3240, Class FG, 30D US SOFR + 1.22%, 11/15/2036(a)	135,505	133,207
Series 2006-3249, Class CB, 4.250%, 12/15/2036	246,964	244,580
Series 2007-3279, Class FB, 30D US SOFR + 0.43%, 02/15/2037(a)	53,457	52,930
Series 2007-3284, Class AZ, 4.500%, 03/15/2037	19,192	18,914
Series 2007-3301, Class FY, 30D US SOFR + 0.53%, 04/15/2037(a)	12,639	12,536
Series 2007-3311, Class DF, 30D US SOFR + 0.45%, 05/15/2037(a)	74,777	74,097
Series 2007-3312, Class PA, 5.500%, 05/15/2037	11,007	11,549
Series 2007-3316, Class FB, 30D US SOFR + 0.41%, 08/15/2035(a)	21,204	21,007

See Notes to Financial Statements and Financial Highlights.

17 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2007-3349, Class HG, 5.500%, 07/15/2037	$12,315	$12,806
Series 2007-3361, Class AF, 30D US SOFR + 0.46%, 11/15/2036(a)	47,874	47,525
Series 2007-3367, Class YF, 30D US SOFR + 0.66%, 09/15/2037(a)	13,387	13,303
Series 2007-3368, Class AF, 30D US SOFR + 0.83%, 09/15/2037(a)	44,793	44,728
Series 2007-3378, Class FA, 30D US SOFR + 0.69%, 06/15/2037(a)	23,617	23,538
Series 2007-3380, Class FM, 30D US SOFR + 0.70%, 10/15/2037(a)	58,694	58,434
Series 2007-3382, Class FG, 30D US SOFR + 0.71%, 11/15/2037(a)	29,340	29,313
Series 2007-3382, Class FL, 30D US SOFR + 0.81%, 11/15/2037(a)	50,610	50,696
Series 2007-3387, Class PF, 30D US SOFR + 0.53%, 11/15/2037(a)	18,391	18,221
Series 2007-3388, Class FJ, 30D US SOFR + 0.81%, 11/15/2037(a)	93,371	93,158
Series 2008-3404, Class DC, 5.500%, 01/15/2038	285,000	293,906
Series 2008-3405, Class PE, 5.000%, 01/15/2038	33,728	34,510
Series 2008-3409, Class DB, 6.000%, 01/15/2038	142,692	150,407
Series 2008-3411, Class FL, 30D US SOFR + 0.81%, 02/15/2038(a)	13,599	13,592
Series 2008-3415, Class DF, 30D US SOFR + 0.81%, 08/15/2035(a)	62,069	62,131
Series 2008-3415, Class PC, 5.000%, 12/15/2037	24,203	24,622
Series 2008-3415, Class TF, 30D US SOFR + 0.85%, 08/15/2035(a)	30,742	30,811
Series 2008-3450, Class PE, 5.000%, 05/15/2038	38,244	39,494
Series 2008-3469, Class CF, 30D US SOFR + 0.90%, 07/15/2038(a)	16,869	15,652
Series 2009-3536, Class FM, 30D US SOFR + 1.11%, 05/15/2039(a)	15,791	15,860
Series 2009-3539, Class B, 4.500%, 06/15/2029	42,732	42,888
	Principal Amount	Value (Note 2)
Series 2009-3545, Class FA, 30D US SOFR + 0.96%, 06/15/2039(a)	$40,836	$40,900
Series 2009-3548, Class ZE, 5.500%, 12/15/2032	90,448	92,680
Series 2009-3549, Class FA, 30D US SOFR + 1.31%, 07/15/2039(a)	14,539	14,663
Series 2009-3564, Class NB, 5.000%, 08/15/2039	260,327	267,392
Series 2009-3574, Class D, 5.000%, 09/15/2039	52,653	54,108
Series 2009-3584, Class FA, 30D US SOFR + 0.81%, 12/15/2036(a)	18,626	18,653
Series 2009-3587, Class DA, 4.500%, 10/15/2039	79,142	78,701
Series 2009-3588, Class CW, 7.645%, 10/15/2037(a)	276,702	286,816
Series 2009-3604, Class PO, –%, 05/15/2036(b)	46,133	39,040
Series 2009-3605, Class BF, 30D US SOFR + 0.97%, 11/15/2039(a)	92,143	92,698
Series 2009-3606, Class ZC, 5.000%, 04/15/2036	618,754	633,641
Series 2009-3611, Class FH, 30D US SOFR + 0.86%, 07/15/2034(a)	7,896	7,919
Series 2010-3620, Class EL, 4.000%, 01/15/2030	10,595	10,568
Series 2010-3622, Class PB, 5.000%, 01/15/2040	302,846	311,343
Series 2010-3626, Class ME, 5.000%, 01/15/2040	388,324	399,539
Series 2010-3631, Class PA, 4.000%, 02/15/2040	125,329	123,070
Series 2010-3653, Class B, 4.500%, 04/15/2030	34,272	34,431
Series 2010-3656, Class PM, 5.000%, 04/15/2040	105,634	108,636
Series 2010-3662, Class PJ, 5.000%, 04/15/2040	134,307	137,980
Series 2010-3664, Class DA, 4.000%, 11/15/2037	52,616	52,296
Series 2010-3747, Class PY, 4.000%, 10/15/2040	269,109	263,948
Series 2010-3747, Class CY, 4.500%, 10/15/2040	202,488	203,092
Series 2010-3770, Class GA, 4.500%, 10/15/2040	319,305	319,065
Series 2010-3770, Class JZ, 4.000%, 12/15/2040	7,049,838	6,858,210
Series 2010-3778, Class JA, 3.500%, 04/15/2040	35,628	35,372

See Notes to Financial Statements and Financial Highlights.

18 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2011-3798, Class PJ, 4.000%, 01/15/2041	$41,466	$40,651
Series 2011-3800, Class AF, 30D US SOFR + 0.61%, 02/15/2041(a)	15,477	15,363
Series 2011-3819, Class ZQ, 6.000%, 04/15/2036	10,986	11,620
Series 2011-3822, Class FY, 30D US SOFR + 0.51%, 02/15/2033(a)	15,632	15,614
Series 2011-3825, Class BP, 4.000%, 03/15/2041	65,629	63,520
Series 2011-3843, Class FE, 30D US SOFR + 0.66%, 04/15/2041(a)	32,678	32,500
Series 2011-3843, Class PZ, 5.000%, 04/15/2041	460,603	469,330
Series 2011-3844, Class PC, 5.000%, 04/15/2041	195,000	196,267
Series 2011-3852, Class QN, 26.79% - 30D US SOFR, 05/15/2041(a)	29,711	28,712
Series 2011-3852, Class TP, 27.08% - 30D US SOFR, 05/15/2041(a)	18,329	18,623
Series 2011-3857, Class ZP, 5.000%, 05/15/2041	1,165,526	1,186,477
Series 2011-3862, Class MA, 5.000%, 04/15/2041	52,187	53,132
Series 2011-3891, Class BF, 30D US SOFR + 0.66%, 07/15/2041(a)	29,085	28,787
Series 2011-3894, Class ZA, 4.500%, 07/15/2041	327,443	323,518
Series 2011-3905, Class BZ, 3.000%, 08/15/2041	180,726	142,768
Series 2011-3919, Class DL, 4.000%, 08/15/2030	298,000	294,345
Series 2011-3934, Class KB, 5.000%, 10/15/2041	475,556	487,911
Series 2011-3935, Class JZ, 4.500%, 10/15/2041	1,171,767	1,144,588
Series 2011-3939, Class AZ, 4.000%, 03/15/2041	311,060	300,820
Series 2011-3939, Class BZ, 4.500%, 06/15/2041	612,848	605,859
Series 2011-3940, Class MY, 4.000%, 10/15/2041	238,026	229,843
Series 2011-3957, Class HZ, 4.000%, 11/15/2041	570,490	548,585
Series 2011-3958, Class PJ, 4.500%, 09/15/2041	133,431	133,020
Series 2011-3959, Class MB, 4.500%, 11/15/2041	44,199	39,789
Series 2011-3963, Class JB, 4.500%, 11/15/2041	77,941	78,294
	Principal Amount	Value (Note 2)
Series 2011-3968, Class LA, 4.500%, 12/15/2041	$6,576	$6,463
Series 2011-3969, Class JP, 4.500%, 09/15/2041	12,117	12,055
Series 2011-3978, Class CZ, 3.500%, 12/15/2041	2,075,471	1,952,909
Series 2012-3984, Class DF, 30D US SOFR + 0.66%, 01/15/2042(a)	24,555	24,288
Series 2012-3989, Class JW, 3.500%, 01/15/2042	155,232	147,029
Series 2012-3994, Class JZ, 3.500%, 02/15/2042	903,069	851,098
Series 2012-3997, Class FQ, 30D US SOFR + 0.61%, 02/15/2042(a)	30,651	30,130
Series 2012-3997, Class EC, 3.500%, 02/15/2042	59,120	51,379
Series 2012-4001, Class FM, 30D US SOFR + 0.61%, 02/15/2042(a)	21,078	20,764
Series 2012-4010, Class FC, 30D US SOFR + 1.11%, 03/15/2042(a)	239,601	241,458
Series 2012-4011, Class DB, 4.000%, 09/15/2041	161,779	158,043
Series 2012-4011, Class DC, 4.000%, 09/15/2041	165,584	161,756
Series 2012-4012, Class GC, 3.500%, 06/15/2040	9,266	9,217
Series 2012-4020, Class PG, 2.500%, 03/15/2027	5,263	5,200
Series 2012-4037, Class CA, 3.000%, 04/15/2027	35,934	35,517
Series 2012-4039, Class LT, 3.500%, 05/15/2042	113,000	97,139
Series 2012-4048, Class CE, 4.000%, 05/15/2042	611,000	578,839
Series 2012-4050, Class ND, 2.500%, 09/15/2041	6,889	6,777
Series 2012-4062, Class MZ, 3.500%, 06/15/2042	402,139	380,351
Series 2012-4064, Class AY, 3.000%, 06/15/2027	26,459	26,168
Series 2012-4068, Class PE, 3.000%, 06/15/2042	315,024	290,377
Series 2012-4075, Class PB, 3.000%, 07/15/2042	81,394	74,758
Series 2012-4076, Class MV, 3.000%, 04/15/2031	11,537	11,493
Series 2012-4077, Class BE, 4.000%, 07/15/2042	130,000	118,180
Series 2012-4088, Class PB, 3.000%, 08/15/2042	114,294	103,361
Series 2012-4094, Class CW, 2.000%, 08/15/2042	140,153	121,544

See Notes to Financial Statements and Financial Highlights.

19 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2012-4097, Class CU, 1.500%, 08/15/2027	$25,000	$24,059
Series 2012-4097, Class UF, 30D US SOFR + 0.46%, 08/15/2032(a)	36,292	36,273
Series 2012-4101, Class QN, 3.500%, 09/15/2042	323,631	303,435
Series 2012-4102, Class CB, 2.000%, 09/15/2042	150,000	133,563
Series 2012-4104, Class AJ, 1.500%, 09/15/2027	6,322	6,162
Series 2012-4116, Class YB, 2.500%, 05/15/2042	132,000	109,728
Series 2012-4120, Class TC, 1.500%, 10/15/2027	2,881	2,803
Series 2012-4122, Class BA, 2.799%, 05/15/2040(a)(c)	115,186	108,633
Series 2012-4133, Class TA, 3.000%, 11/15/2042	308,106	252,783
Series 2012-4141, Class PL, 2.500%, 12/15/2042	274,000	194,547
Series 2013-4160, Class HB, 2.500%, 12/15/2032	14,094	13,335
Series 2013-4161, Class LT, 2.500%, 08/15/2042	294,957	273,393
Series 2013-4170, Class FW, 30D US SOFR + 1.06%, 01/15/2033(a)	9,831	9,795
Series 2013-4171, Class MN, 3.000%, 02/15/2043	144,000	108,541
Series 2013-4176, Class YD, 3.000%, 03/15/2043	50,000	42,006
Series 2013-4183, Class ME, 2.000%, 02/15/2042	268,773	258,990
Series 2013-4185, Class PB, 3.000%, 03/15/2043	406,807	382,669
Series 2013-4203, Class DJ, 2.500%, 04/15/2033	21,012	20,489
Series 2013-4204, Class QP, 3.000%, 05/15/2043	153,000	128,920
Series 2013-4218, Class DG, 2.500%, 07/15/2042	86,928	81,273
Series 2013-4220, Class EH, 2.500%, 06/15/2028	5,359	5,289
Series 2013-4231, Class FD, 30D US SOFR + 0.46%, 10/15/2032(a)	7,014	7,012
Series 2013-4246, Class PB, 4.000%, 09/15/2043	493,003	433,995
Series 2013-4265, Class FD, 30D US SOFR + 0.51%, 01/15/2035(a)	38,004	37,671
Series 2013-4283, Class EW, 4.500%, 12/15/2043(a)	160,275	158,985
Series 2014-4293, Class NM, 4.500%, 06/15/2043	15,971	15,738
	Principal Amount	Value (Note 2)
Series 2014-4294, Class PF, 30D US SOFR + 0.51%, 01/15/2044(a)	$10,855	$10,642
Series 2014-4319, Class PM, 3.000%, 03/15/2043	36,151	35,444
Series 2014-4320, Class AP, 3.500%, 07/15/2039	95,268	93,560
Series 2014-4324, Class AY, 3.000%, 04/15/2029	568,738	558,364
Series 2014-4368, Class GZ, 4.125%, 06/15/2041(d)	1,244,914	1,232,360
Series 2014-4370, Class PC, 2.500%, 09/15/2041	8,844	8,700
Series 2014-4403, Class CZ, 3.000%, 10/15/2044	157,808	91,237
Series 2014-4419, Class DC, 3.000%, 12/15/2044	240,000	197,175
Series 2015-4457, Class KZ, 3.000%, 04/15/2045	71,183	63,295
Series 2015-4459, Class CA, 5.000%, 12/15/2034	8,001	8,131
Series 2015-4461, Class EA, 2.000%, 07/15/2037	30,957	30,485
Series 2015-4498, Class JA, 2.500%, 04/15/2037	81,855	74,520
Series 2015-4508, Class UZ, 3.000%, 07/15/2043	56,384	44,558
Series 2016-4555, Class CP, 3.000%, 04/15/2045	286,036	278,703
Series 2016-4582, Class PA, 3.000%, 11/15/2045	97,785	91,555
Series 2016-4583, Class UP, 3.000%, 07/15/2045	125,130	117,242
Series 2016-4590, Class AK, 3.500%, 08/15/2027	18,213	18,120
Series 2016-4601, Class CZ, 3.000%, 12/15/2045	115,678	72,074
Series 2016-4613, Class AF, 30D US SOFR + 1.21%, 11/15/2037(a)	74,146	73,783
Series 2016-4629, Class KB, 3.000%, 11/15/2046	1,000,000	828,445
Series 2016-4639, Class HZ, 3.250%, 04/15/2053(d)	1,147,592	948,716
Series 2017-4656, Class EZ, 4.000%, 02/15/2047	346,397	330,278
Series 2017-4670, Class TY, 3.000%, 03/15/2047	346,000	281,728
Series 2017-4672, Class QD, 3.000%, 08/15/2045	22,297	21,937
Series 2017-4680, Class PA, 3.000%, 03/15/2046	80,178	77,642
Series 2017-4707, Class Z, 4.000%, 08/15/2047	130,387	80,472
Series 2017-4710, Class PA, 3.000%, 04/15/2045	72,848	71,426

See Notes to Financial Statements and Financial Highlights.

20 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2017-4714, Class MY, 3.500%, 08/15/2047	$992,281	$915,437
Series 2017-4736, Class CL, 3.000%, 12/15/2047	154,734	133,618
Series 2017-4748, Class GA, 3.000%, 01/15/2045	14,415	14,254
Series 2018-4767, Class Z, 3.000%, 12/15/2047	38,425	21,872
Series 2018-4773, Class DZ, 4.000%, 04/15/2048	150,807	143,462
Series 2018-4787, Class PY, 4.000%, 05/15/2048	38,337	36,307
Series 2018-4808, Class DG, 3.500%, 09/15/2045	328,432	324,882
Series 2018-4813, Class CJ, 3.000%, 08/15/2048	180,216	157,540
Series 2018-4818, Class CA, 3.000%, 04/15/2048	354,817	317,162
Series 2018-4821, Class YZ, 4.000%, 02/15/2042	1,696,534	1,509,011
Series 2018-4821, Class ZM, 3.500%, 05/15/2048	327,389	293,999
Series 2018-4839, Class AE, 4.000%, 04/15/2051	203,823	198,356
Series 2018-4846, Class PA, 4.000%, 06/15/2047	2,200	2,191
Series 2018-4857, Class HM, 3.500%, 11/15/2046	22,899	22,738
Series 2019-4863, Class H, 7.000%, 03/15/2049	121,718	130,701
Series 2019-4863, Class AJ, 3.500%, 07/15/2038	36,142	35,102
Series 2019-4896, Class BD, 3.500%, 07/25/2049	1,062,753	916,252
Series 2019-4911, Class HG, 2.250%, 04/15/2049	1,612,339	1,366,520
Series 2019-4926, Class BP, 3.000%, 10/25/2049	505,548	442,046
Series 2019-4942, Class A, 3.000%, 01/25/2049	89,553	83,975
Series 2020-4954, Class LZ, 2.500%, 02/25/2050	126,789	56,624
Series 2020-4961, Class JB, 2.500%, 12/15/2042	114,603	105,501
Series 2020-4989, Class FA, 30D US SOFR + 0.46%, 08/15/2040(a)	101,921	100,369
Series 2020-4989, Class FB, 30D US SOFR + 0.46%, 10/15/2040(a)	92,711	91,297
Series 2020-5000, Class HZ, 1.500%, 08/25/2050	253,417	127,932
Series 2020-5007, Class PY, 1.500%, 08/25/2050	218,000	87,809
Series 2020-5013, Class NH, 1.000%, 09/25/2050	173,578	86,965
	Principal Amount	Value (Note 2)
Series 2020-5014, Class BP, 1.250%, 09/25/2040	$200,150	$176,692
Series 2020-5039, Class ZK, 2.500%, 11/25/2050	155,533	74,453
Series 2020-5049, Class JZ, 2.000%, 11/25/2050	144,277	63,728
Series 2020-5049, Class WB, 0.750%, 12/25/2050	324,848	251,587
Series 2020-5068, Class UB, 0.500%, 01/25/2051	109,000	59,764
Series 2021-5080, Class CA, 2.000%, 02/25/2051	864,862	477,359
Series 2021-5083, Class MA, 2.000%, 03/25/2051	612,856	356,036
Series 2021-5085, Class HA, 1.500%, 03/25/2051	147,216	79,424
Series 2021-5092, Class BC, 2.500%, 06/25/2036	7,391	7,339
Series 2021-5103, Class LM, 1.500%, 05/25/2041	119,098	66,206
Series 2021-5103, Class LQ, 1.500%, 04/25/2050	199,855	103,452
Series 2021-5119, Class LM, 1.500%, 05/25/2041	202,779	108,795
Series 2021-5121, Class KE, 1.500%, 06/25/2051	301,427	146,261
Series 2021-5129, Class KC, 1.500%, 11/25/2049	133,550	116,063
Series 2021-5144, Class PC, 1.500%, 09/25/2051	341,073	289,467
Series 2021-5156, Class EC, 1.500%, 10/25/2051	434,988	212,531
Series 2021-5171, Class KY, 1.750%, 12/25/2051	172,000	89,848
Series 2021-5174, Class TQ, 2.000%, 08/25/2051	464,777	394,702
Series 2021-5178, Class LY, 1.500%, 12/25/2051	178,029	82,621
Series 2021-5182, Class M, 2.500%, 05/25/2049	304,187	275,171
Series 2022-5189, Class PG, 2.500%, 09/25/2051	81,924	75,154
Series 2022-5198, Class ZM, 3.000%, 02/25/2052	653,099	517,059
Series 2022-5200, Class WK, 2.500%, 03/25/2052	217,000	142,734
Series 2022-5201, Class CA, 2.500%, 07/25/2048	571,646	524,679
Series 2022-5207, Class CZ, 3.500%, 03/25/2052	385,470	234,744
Series 2022-5208, Class AL, 2.500%, 04/25/2042	1,386,302	1,035,730
Series 2022-5230, Class PE, 2.000%, 12/25/2051	600,000	487,323
Series 2022-5234, Class PH, 3.500%, 04/25/2051	731,458	708,036

See Notes to Financial Statements and Financial Highlights.

21 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2024-5407, Class LB, 6.000%, 05/25/2054	$6,901,530	$7,134,994
		62,779,050
Freddie Mac Strips
Series 2013-299, Class 300, 3.000%, 01/15/2043	139,236	128,225
Series 2013-300, Class 300, 3.000%, 01/15/2043	116,989	106,762
		234,987
Freddie Mac Structured Pass-Through Certificates
Series 2001-32, Class A1, 1M US SOFR + 0.37%, 08/25/2031(a)	52,746	56,109
Series 2002-41, Class 3A, 4.375%, 07/25/2032(a)	1,748,380	1,596,539
Series 2003-55, Class 1A3A, 30D US SOFR + 0.51%, 03/25/2043(a)	211,930	211,249
		1,863,897
Ginnie Mae
Series 2003-76, Class TG, 5.500%, 09/20/2033	110,400	110,108
Series 2004-1, Class TE, 5.000%, 06/20/2033	17,130	17,111
Series 2004-15, Class AY, 5.500%, 02/20/2034	120,501	121,954
Series 2004-22, Class AZ, 5.500%, 04/20/2034	180,443	183,004
Series 2004-26, Class ED, 5.500%, 04/16/2034	48,839	49,497
Series 2004-34, Class QL, 5.500%, 05/16/2034	133,560	133,993
Series 2004-55, Class MC, 5.500%, 07/20/2034	30,676	31,177
Series 2004-7, Class Z, 5.500%, 01/16/2034	1,604,693	1,607,494
Series 2004-87, Class BC, 4.500%, 10/20/2034	9,238	9,214
Series 2005-11, Class PL, 5.000%, 02/20/2035	23,961	24,121
Series 2005-13, Class NB, 5.000%, 02/20/2035	8,600	8,630
Series 2005-13, Class BG, 5.000%, 02/20/2035	131,902	132,772
Series 2005-3, Class JL, 5.000%, 12/16/2034	51,071	51,194
Series 2005-3, Class JM, 4.750%, 01/20/2035	36,110	35,866
Series 2005-3, Class OC, 5.000%, 01/20/2035	122,545	122,751
Series 2005-3, Class QB, 5.000%, 01/16/2035	37,165	37,214
Series 2005-44, Class GZ, 5.000%, 07/20/2035	84,535	84,408
	Principal Amount	Value (Note 2)
Series 2005-45, Class BF, 1M US SOFR + 0.41%, 06/20/2035(a)	$25,334	$25,141
Series 2005-49, Class B, 5.500%, 06/20/2035	58,556	59,775
Series 2005-51, Class DC, 5.000%, 07/20/2035	90,505	91,274
Series 2005-56, Class JA, 5.000%, 05/17/2035	9,257	9,271
Series 2005-56, Class BD, 5.000%, 07/20/2035	31,057	31,387
Series 2005-69, Class WD, 5.000%, 05/18/2035	31,514	31,559
Series 2005-73, Class PH, 5.000%, 09/20/2035	85,756	85,550
Series 2005-92, Class PB, 6.000%, 12/20/2035	116,089	120,571
Series 2006-10, Class PB, 5.500%, 03/20/2036	198,482	203,081
Series 2006-38, Class OH, 6.500%, 08/20/2036	21,419	21,361
Series 2007-18, Class PH, 5.500%, 03/20/2035	137,000	140,236
Series 2007-18, Class B, 5.500%, 05/20/2035	55,829	56,886
Series 2007-35, Class TE, 6.000%, 06/20/2037	80,461	84,123
Series 2007-35, Class NE, 6.000%, 06/16/2037	35,303	36,316
Series 2007-40, Class FY, 1M US SOFR + 0.44%, 07/16/2037(a)	24,436	24,326
Series 2007-44, Class PH, 6.000%, 07/20/2037	91,066	94,262
Series 2007-57, Class Z, 5.500%, 10/20/2037	789,551	801,344
Series 2007-6, Class LE, 5.500%, 02/20/2037	205,191	207,038
Series 2007-7, Class PG, 5.000%, 02/16/2037	18,758	18,966
Series 2007-79, Class FC, 1M US SOFR + 0.55%, 12/20/2037(a)	94,664	94,619
Series 2008-13, Class FB, 1M US SOFR + 0.61%, 02/20/2038(a)	18,816	18,783
Series 2008-20, Class CE, 5.500%, 06/16/2037	181,769	185,768
Series 2008-21, Class PZ, 5.500%, 11/20/2037	365,942	365,005
Series 2008-31, Class PC, 5.500%, 04/20/2038	38,457	39,018
Series 2008-33, Class PB, 5.500%, 04/20/2038	109,746	111,377
Series 2008-37, Class L, 6.000%, 04/20/2038	32,257	32,711

See Notes to Financial Statements and Financial Highlights.

22 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2008-38, Class BG, 5.000%, 05/16/2038	$60,321	$60,617
Series 2008-38, Class PL, 5.500%, 05/20/2038	168,449	172,679
Series 2008-38, Class PN, 5.500%, 05/20/2038	32,396	33,210
Series 2008-40, Class PL, 5.250%, 05/16/2038	118,000	121,466
Series 2008-41, Class PE, 5.500%, 05/20/2038	55,023	56,544
Series 2008-43, Class NB, 5.500%, 05/20/2038	107,002	107,654
Series 2008-47, Class ML, 5.250%, 06/16/2038	20,492	20,913
Series 2008-49, Class PB, 4.750%, 06/20/2038	22,734	22,700
Series 2008-50, Class KB, 6.000%, 06/20/2038	174,959	180,669
Series 2008-51, Class PH, 5.250%, 06/20/2038	30,889	31,484
Series 2008-51, Class FG, 1M US SOFR + 0.88%, 06/16/2038(a)	63,528	63,760
Series 2008-55, Class PL, 5.500%, 06/20/2038	25,029	25,236
Series 2008-58, Class PE, 5.500%, 07/16/2038	61,614	63,133
Series 2008-60, Class JP, 5.500%, 07/20/2038	184,990	186,358
Series 2008-60, Class JN, 5.500%, 07/20/2038	93,556	94,278
Series 2008-65, Class PG, 6.000%, 08/20/2038	166,582	166,845
Series 2008-66, Class FN, 1M US SOFR + 1.06%, 08/20/2038(a)	68,541	68,765
Series 2008-7, Class PQ, 5.000%, 02/20/2038	73,723	73,588
Series 2008-76, Class QE, 5.750%, 09/20/2038	58,000	58,563
Series 2008-77, Class FC, 1M US SOFR + 0.81%, 09/20/2038(a)	45,586	45,576
Series 2008-85, Class PG, 5.250%, 10/20/2038	26,801	26,730
Series 2008-89, Class JC, 5.500%, 08/20/2038	31,087	30,998
Series 2008-89, Class JD, 6.000%, 08/20/2038	36,109	36,003
Series 2008-9, Class FA, 1M US SOFR + 0.61%, 02/20/2038(a)	13,054	13,042
Series 2009-1, Class FA, 1M US SOFR + 1.16%, 01/20/2039(a)	54,426	54,753
	Principal Amount	Value (Note 2)
Series 2009-10, Class PH, 4.500%, 02/20/2039	$22,886	$22,807
Series 2009-10, Class NB, 5.000%, 02/16/2039	59,839	61,043
Series 2009-118, Class PY, 5.000%, 12/16/2039	14,302	14,632
Series 2009-12, Class NB, 5.000%, 03/20/2039	41,847	41,793
Series 2009-13, Class E, 4.500%, 03/16/2039	75,851	75,713
Series 2009-15, Class FM, 1M US SOFR + 1.15%, 03/20/2039(a)	51,146	51,177
Series 2009-24, Class WB, 5.000%, 03/20/2039	170,823	170,562
Series 2009-32, Class ZA, 5.500%, 05/20/2039	346,432	359,597
Series 2009-40, Class AD, 4.500%, 06/20/2039	309,000	307,562
Series 2009-47, Class LT, 5.000%, 06/20/2039	90,301	90,540
Series 2009-55, Class FN, 1M US SOFR + 1.11%, 07/20/2039(a)	18,982	19,074
Series 2009-58, Class PA, 4.500%, 07/20/2039	57,075	56,342
Series 2009-61, Class MP, 5.000%, 08/20/2039	24,861	25,061
Series 2009-61, Class AP, 4.000%, 08/20/2039	27,317	26,826
Series 2009-69, Class PH, 5.500%, 08/16/2039	92,000	93,375
Series 2009-75, Class GZ, 4.500%, 09/20/2039	75,280	75,622
Series 2009-76, Class JB, 4.500%, 07/20/2039	12,177	12,186
Series 2009-76, Class XA, 5.500%, 09/16/2039	425,664	434,146
Series 2009-77, Class KJ, 5.000%, 09/20/2039	89,412	91,638
Series 2009-83, Class TF, 1M US SOFR + 1.01%, 08/20/2039(a)	30,345	30,521
Series 2009-94, Class FA, 1M US SOFR + 0.81%, 10/16/2039(a)	64,760	64,896
Series 2010-103, Class WA, 5.656%, 08/20/2034(a)	161,127	165,034
Series 2010-105, Class BH, 3.000%, 01/16/2040	51,441	49,997
Series 2010-111, Class FA, 1M US SOFR + 0.46%, 09/20/2040(a)	36,582	36,269
Series 2010-134, Class YL, 4.500%, 10/20/2040	101,000	99,263

See Notes to Financial Statements and Financial Highlights.

23 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2010-14, Class HA, 4.500%, 02/16/2040	$94,086	$94,214
Series 2010-147, Class PG, 3.500%, 05/20/2040	28,396	28,121
Series 2010-157, Class OP, –%, 12/20/2040(b)	7,669	6,591
Series 2010-167, Class WL, 4.500%, 09/20/2040	688,126	681,838
Series 2010-169, Class JZ, 4.000%, 12/20/2040	180,646	174,112
Series 2010-19, Class GW, 4.750%, 02/20/2040	108,305	101,449
Series 2010-62, Class AF, 1M US SOFR + 0.56%, 04/16/2034(a)	10,456	10,455
Series 2010-76, Class NC, 4.500%, 06/20/2040	113,194	109,142
Series 2010-84, Class YB, 4.000%, 07/20/2040	17,216	16,728
Series 2010-H01, Class FA, 1M US SOFR + 0.93%, 01/20/2060(a)	6,904	6,947
Series 2010-H10, Class FC, 1M US SOFR + 1.11%, 05/20/2060(a)	35,049	35,366
Series 2010-H20, Class AF, 1M US SOFR + 0.44%, 10/20/2060(a)	46,033	45,979
Series 2010-H22, Class FE, 1M US SOFR + 0.46%, 05/20/2059(a)	727	724
Series 2010-H27, Class FA, 1M US SOFR + 0.49%, 12/20/2060(a)	14,415	14,407
Series 2011-100, Class MY, 4.000%, 07/20/2041	162,403	159,247
Series 2011-128, Class MD, 4.000%, 10/20/2040	71,171	70,850
Series 2011-137, Class WA, 5.586%, 07/20/2040(a)	168,606	174,232
Series 2011-18, Class PA, 4.000%, 08/20/2040	788	786
Series 2011-59, Class QC, 4.000%, 12/20/2040	177,891	175,809
Series 2011-66, Class UA, 4.000%, 05/16/2041	148,383	140,464
Series 2011-71, Class ZC, 5.500%, 07/16/2034	137,576	139,215
Series 2011-97, Class WA, 6.089%, 11/20/2038(a)	22,530	23,103
Series 2011-H01, Class AF, 1M US SOFR + 0.56%, 11/20/2060(a)	34,459	34,473
Series 2011-H11, Class FA, 1M US SOFR + 0.61%, 03/20/2061(a)	50,424	50,480
	Principal Amount	Value (Note 2)
Series 2011-H11, Class FB, 1M US SOFR + 0.61%, 04/20/2061(a)	$17,738	$17,764
Series 2011-H15, Class FA, 1M US SOFR + 0.56%, 06/20/2061(a)	12,554	12,560
Series 2012-108, Class CB, 2.500%, 09/20/2042	149,000	120,456
Series 2012-116, Class BY, 3.000%, 09/16/2042	267,000	216,299
Series 2012-127, Class PG, 1.750%, 09/16/2042	116,421	107,071
Series 2012-32, Class PE, 3.500%, 03/16/2042	117,000	106,707
Series 2012-38, Class PL, 3.250%, 01/20/2041	7,661	7,611
Series 2012-39, Class GA, 3.000%, 10/16/2040	19,718	19,225
Series 2012-56, Class HZ, 3.500%, 06/20/2040	1,365,244	1,251,875
Series 2012-68, Class GE, 3.000%, 05/20/2042	4,247	3,361
Series 2012-76, Class GF, 1M US SOFR + 0.41%, 06/16/2042(a)	17,755	17,634
Series 2012-84, Class TB, 2.500%, 07/20/2042	390,245	328,888
Series 2012-H08, Class FC, 1M US SOFR + 0.68%, 04/20/2062(a)	123,615	123,867
Series 2012-H14, Class FK, 1M US SOFR + 0.69%, 07/20/2062(a)	56,072	56,148
Series 2012-H20, Class PT, 4.971%, 07/20/2062(a)	6,008	5,989
Series 2012-H24, Class FE, 1M US SOFR + 0.71%, 10/20/2062(a)	957	955
Series 2013-100, Class MA, 3.500%, 02/20/2043	23,635	23,347
Series 2013-115, Class PM, 4.000%, 08/20/2043	380,096	357,073
Series 2013-169, Class EZ, 3.250%, 11/16/2043	115,881	102,607
Series 2013-22, Class GB, 2.500%, 08/20/2042	115,781	105,071
Series 2013-41, Class MY, 3.000%, 03/20/2043	250,577	227,690
Series 2013-54, Class WA, 4.891%, 11/20/2042(a)	342,032	349,383
Series 2013-6, Class BE, 3.000%, 01/20/2043	104,000	79,630
Series 2013-69, Class NA, 2.000%, 09/20/2042	167,081	151,471
Series 2013-70, Class LA, 1.000%, 05/20/2043	98,907	82,700

See Notes to Financial Statements and Financial Highlights.

24 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2013-93, Class CA, 6.000%, 06/20/2043	$814,393	$849,899
Series 2013-98, Class KF, 1M US SOFR + 0.41%, 11/20/2041(a)	3,507	3,495
Series 2013-99, Class MF, 1M US SOFR + 0.41%, 07/20/2043(a)	50,095	49,284
Series 2013-H01, Class FA, 1.650%, 01/20/2063	2	2
Series 2013-H04, Class BA, 1.650%, 02/20/2063	1,582	1,480
Series 2013-H07, Class GA, 1M US SOFR + 0.58%, 03/20/2063(a)	36,658	36,689
Series 2013-H09, Class HA, 1.650%, 04/20/2063	5,033	4,798
Series 2013-H18, Class EA, 1M US SOFR + 0.61%, 07/20/2063(a)	2,966	2,970
Series 2014-118, Class ZP, 4.000%, 08/20/2044	389,213	371,377
Series 2014-119, Class ZK, 3.500%, 08/16/2044	1,161,412	1,090,080
Series 2014-32, Class DA, 3.500%, 02/20/2044	101,590	87,154
Series 2014-53, Class JM, 6.962%, 04/20/2039(a)	113,605	120,725
Series 2014-98, Class ZP, 3.000%, 07/16/2044	247,845	195,224
Series 2014-98, Class HE, 3.000%, 07/20/2044	53,984	43,714
Series 2014-H10, Class TA, 1M US SOFR + 0.71%, 04/20/2064(a)	186,353	186,834
Series 2014-H15, Class FA, 1M US SOFR + 0.61%, 07/20/2064(a)	13,298	13,312
Series 2014-H16, Class FL, 1M US SOFR + 0.58%, 07/20/2064(a)	200,553	200,697
Series 2014-H19, Class HA, 3.000%, 09/20/2064	13,601	13,223
Series 2015-100, Class PD, 3.000%, 07/20/2045	178,968	165,778
Series 2015-190, Class LE, 3.500%, 06/20/2045	1,904	1,896
Series 2015-63, Class KA, 3.000%, 04/20/2040	33,494	28,326
Series 2015-84, Class QA, 3.500%, 06/20/2045	199,666	182,120
Series 2015-91, Class QA, 2.870%, 05/20/2045(a)	1,369,570	1,215,442
Series 2015-H09, Class FA, 1M US SOFR + 0.73%, 04/20/2065(a)	153,129	153,147
	Principal Amount	Value (Note 2)
Series 2015-H12, Class FB, 1M US SOFR + 0.71%, 05/20/2065(a)	$33,316	$33,314
Series 2015-H15, Class FC, 1M US SOFR + 0.69%, 06/20/2065(a)	65,004	64,979
Series 2015-H22, Class FC, 1M US SOFR + 0.71%, 09/20/2065(a)	27,392	27,390
Series 2015-H26, Class FG, 1M US SOFR + 0.63%, 10/20/2065(a)	136,796	136,969
Series 2015-H26, Class FA, 1M US SOFR + 0.63%, 10/20/2065(a)	27,628	27,662
Series 2015-H27, Class FA, 1M US SOFR + 0.86%, 09/20/2065(a)	1,147,402	1,149,062
Series 2015-H29, Class FA, 1M US SOFR + 0.81%, 10/20/2065(a)	618	619
Series 2015-H30, Class FE, 1M US SOFR + 0.71%, 11/20/2065(a)	27,723	27,782
Series 2015-H31, Class FT, 1M US SOFR + 0.76%, 11/20/2065(a)	6,833	6,840
Series 2015-H32, Class FH, 1M US SOFR + 0.77%, 12/20/2065(a)	85,877	86,119
Series 2016-116, Class GV, 3.000%, 05/20/2026	12,100	11,938
Series 2016-120, Class KA, 2.000%, 09/20/2046	4,738	3,707
Series 2016-136, Class PJ, 3.500%, 01/20/2046	189,914	158,759
Series 2016-136, Class MY, 2.500%, 10/20/2046	100,000	64,844
Series 2016-163, Class B, 3.000%, 10/20/2046	119,000	89,164
Series 2016-19, Class AC, 3.000%, 02/20/2046	259,000	218,281
Series 2016-46, Class Z, 3.000%, 04/20/2046	127,024	84,918
Series 2016-82, Class BA, 3.000%, 09/20/2045	24,116	23,816
Series 2016-H06, Class FC, 1M US SOFR + 1.03%, 02/20/2066(a)	67,639	67,888
Series 2016-H08, Class FT, 1M US SOFR + 0.83%, 02/20/2066(a)	21,282	21,306
Series 2016-H11, Class F, 1M US SOFR + 0.91%, 05/20/2066(a)	1,907,689	1,912,442

See Notes to Financial Statements and Financial Highlights.

25 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2016-H13, Class FT, 1M US SOFR + 0.69%, 05/20/2066(a)	$2,403	$2,408
Series 2016-H14, Class FA, 1M US SOFR + 0.91%, 06/20/2066(a)	244,641	245,227
Series 2016-H15, Class FA, 1M US SOFR + 0.91%, 07/20/2066(a)	610,416	611,868
Series 2016-H17, Class FC, 1M US SOFR + 0.94%, 08/20/2066(a)	110,784	111,095
Series 2016-H17, Class FK, 1M US SOFR + 0.96%, 07/20/2066(a)	34,081	34,198
Series 2016-H17, Class HA, 2.250%, 03/20/2066	65,209	63,684
Series 2016-H20, Class PT, 7.972%, 09/20/2066(a)	265,461	271,958
Series 2016-H23, Class PT, 7.824%, 09/20/2066(a)	327,032	332,882
Series 2016-H23, Class F, 1M US SOFR + 0.86%, 10/20/2066(a)	92,414	92,572
Series 2016-H24, Class FG, 1M US SOFR + 0.86%, 10/20/2066(a)	278,298	278,785
Series 2016-H26, Class FC, 1M US SOFR + 1.11%, 12/20/2066(a)	61,415	61,738
Series 2017-150, Class JE, 3.000%, 07/20/2047	52,855	49,804
Series 2017-170, Class MC, 2.500%, 10/20/2047	48,748	43,904
Series 2017-36, Class MJ, 3.000%, 03/20/2047	31,198	27,568
Series 2017-56, Class AZ, 3.000%, 04/20/2047	121,410	98,372
Series 2017-80, Class BJ, 3.000%, 03/20/2047	74,895	69,299
Series 2017-80, Class LO, –%, 05/20/2047(b)	97,130	74,048
Series 2017-H06, Class FE, 1M US SOFR + 0.66%, 02/20/2067(a)	36,862	36,906
Series 2017-H14, Class FD, 1M US SOFR + 0.58%, 06/20/2067(a)	59,632	59,681
Series 2017-H15, Class FC, 1M US SOFR + 0.58%, 06/20/2067(a)	116,711	116,792
Series 2017-H16, Class PT, 4.707%, 05/20/2066(a)	9,320	9,299
Series 2017-H17, Class FG, 1M US SOFR + 0.61%, 08/20/2067(a)	11,510	11,524
	Principal Amount	Value (Note 2)
Series 2017-H22, Class FH, 1Y US SOFR + 0.94%, 11/20/2067(a)	$179,151	$180,163
Series 2018-131, Class QA, 3.000%, 12/20/2047	230,284	213,560
Series 2018-160, Class AD, 3.500%, 02/20/2048	189,653	181,650
Series 2018-36, Class CZ, 4.000%, 03/20/2048	294,863	256,619
Series 2018-37, Class C, 2.500%, 01/20/2046	115,619	108,630
Series 2018-H07, Class FD, 1M US SOFR + 0.41%, 05/20/2068(a)	60,383	60,284
Series 2018-H09, Class FA, 1Y US SOFR + 1.22%, 04/20/2068(a)	370,568	375,488
Series 2019-1, Class EY, 4.000%, 10/20/2048	1,066,499	970,391
Series 2019-103, Class EK, 4.000%, 04/20/2049	2,921,162	2,731,577
Series 2019-111, Class TE, 2.000%, 09/20/2049	35,548	29,910
Series 2019-128, Class AL, 2.500%, 10/20/2049	300,000	204,524
Series 2019-15, Class A, –%, 07/20/2048(a)	300,226	186,799
Series 2019-18, Class HD, 3.500%, 02/20/2049	165,000	147,502
Series 2019-36, Class PD, 3.000%, 02/20/2049	212,846	193,661
Series 2019-H01, Class FT, 1M US SOFR + 0.51%, 10/20/2068(a)	14,677	14,645
Series 2019-H04, Class BA, 3.000%, 01/20/2069	42,138	41,660
Series 2019-H05, Class FT, 1Y US TI + 0.43%, 04/20/2069(a)	11,764	11,761
Series 2019-H08, Class FM, 1M US SOFR + 0.76%, 05/20/2069(a)	1,778,359	1,769,096
Series 2020-122, Class GZ, 3.000%, 08/20/2050	269,117	163,976
Series 2020-125, Class GC, 2.500%, 08/20/2050	20,442	17,237
Series 2020-125, Class GA, 2.500%, 03/20/2050	296,142	265,735
Series 2020-127, Class LZ, 1.500%, 08/20/2050	573,767	230,026
Series 2020-134, Class ZU, 3.000%, 09/20/2050	116,394	65,881
Series 2020-148, Class ZP, 2.000%, 10/20/2050	233,042	99,829
Series 2020-149, Class LU, 1.000%, 10/20/2050	199,996	88,688

See Notes to Financial Statements and Financial Highlights.

26 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2020-153, Class MP, 2.500%, 10/20/2050	$276,852	$234,622
Series 2020-153, Class ML, 2.500%, 10/20/2050	260,694	221,076
Series 2020-187, Class KZ, 2.000%, 12/20/2050	169,020	71,958
Series 2020-32, Class UM, 2.500%, 03/20/2050	1,077,542	966,222
Series 2020-5, Class LC, 3.500%, 10/20/2049	90,094	85,300
Series 2020-61, Class AB, 3.000%, 05/20/2048	32,427	32,029
Series 2020-62, Class WD, 0.461%, 05/20/2050(a)	488,945	282,872
Series 2020-62, Class PD, 3.000%, 05/20/2050	426,060	373,043
Series 2020-83, Class ML, 3.000%, 06/20/2050	88,320	79,668
Series 2020-98, Class CE, 3.000%, 07/20/2050	1,056,039	949,280
Series 2020-H01, Class FT, 1Y US TI + 0.50%, 01/20/2070(a)	14,650	14,568
Series 2020-H02, Class DA, 2.250%, 12/20/2069	67,589	66,546
Series 2020-H04, Class FP, 1M US SOFR + 0.61%, 06/20/2069(a)	161,691	161,540
Series 2020-H12, Class FE, 1M US SOFR + 1.21%, 06/20/2070(a)	914,273	925,650
Series 2020-H13, Class FA, 1M US SOFR + 0.56%, 07/20/2070(a)	184,648	182,660
Series 2021-104, Class AL, 1.500%, 06/20/2051	120,000	54,960
Series 2021-116, Class WZ, 2.000%, 07/20/2051	385,727	214,554
Series 2021-116, Class LZ, 2.500%, 07/20/2051	345,200	215,503
Series 2021-142, Class PZ, 0.750%, 08/20/2051	308,362	173,390
Series 2021-146, Class PO, –%, 07/20/2051(b)	338,715	119,765
Series 2021-146, Class DE, 1.750%, 08/20/2051	357,143	323,159
Series 2021-158, Class GK, 2.000%, 09/20/2051	150,492	93,539
Series 2021-205, Class NK, 1.500%, 11/20/2051	215,000	127,925
Series 2021-25, Class HA, 2.000%, 02/20/2051	688,131	570,608
Series 2021-8, Class KZ, 2.000%, 01/20/2051	158,941	58,957
Series 2021-8, Class AQ, 5.000%, 01/20/2051	132,744	131,847
	Principal Amount	Value (Note 2)
Series 2021-H01, Class FA, 1M US SOFR + 1.36%, 11/20/2070(a)	$2,753,398	$2,801,724
Series 2021-H12, Class GA, 4.525%, 07/20/2071(a)	51,604	51,270
Series 2022-100, Class EB, 3.000%, 06/20/2052	1,729,475	1,318,185
Series 2022-104, Class KY, 4.500%, 06/20/2052	383,627	342,282
Series 2022-112, Class BM, 3.000%, 06/20/2052	344,718	264,083
Series 2022-126, Class BY, 3.000%, 07/20/2052	960,094	596,788
Series 2022-127, Class WC, 3.500%, 07/20/2052	329,622	212,879
Series 2022-127, Class UL, 2.000%, 07/20/2052	309,557	158,655
Series 2022-137, Class PL, 4.000%, 08/20/2052	288,633	223,501
Series 2022-20, Class KZ, 2.500%, 01/20/2052	112,793	46,862
Series 2022-212, Class DZ, 5.500%, 12/20/2052	2,803,801	2,879,968
Series 2022-44, Class KZ, 4.500%, 03/20/2052	616,724	540,890
Series 2022-51, Class HZ, 3.000%, 03/20/2052	310,579	176,746
Series 2022-68, Class MD, 3.500%, 04/20/2052	223,000	163,648
Series 2022-76, Class PA, 4.000%, 04/20/2052	693,417	678,886
Series 2022-78, Class YX, 4.500%, 01/20/2051	693,579	695,150
Series 2022-H06, Class AB, 3.923%, 07/20/2067	58,672	57,883
Series 2023-150, Class JD, 6.000%, 10/20/2053	407,200	424,068
Series 2023-173, Class DX, 6.000%, 11/20/2053	2,720,000	2,828,045
Series 2023-47, Class HZ, 5.500%, 03/20/2053	1,396,533	1,401,899
Series 2023-55, Class HB, 6.500%, 04/20/2053	3,188,375	3,334,829
Series 2023-55, Class EB, 6.000%, 04/20/2053	23,483,111	23,747,138
Series 2023-57, Class CV, 5.000%, 04/20/2034	1,852,719	1,895,237
Series 2023-59, Class GL, 6.000%, 04/20/2053	7,761,342	7,897,474
Series 2023-68, Class HB, 6.500%, 05/20/2053	10,712,834	11,334,711
		107,564,021

See Notes to Financial Statements and Financial Highlights.

27 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Vendee Mortgage Trust 2011-2
Series 2011-2, Class DZ, 3.750%, 10/15/2041	$812,830	$766,931

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $273,775,372)		268,538,092

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.61%)

Fannie Mae-Aces
Series 2001-M1, Class D, 6.460%, 02/25/2031(a)	64,238	64,347
Series 2006-M2, Class A3F, 5.345%, 09/25/2031(a)	131,478	133,414
Series 2013-M6, Class 1AC, 3.486%, 02/25/2043(a)	9,482,309	9,200,075
Series 2016-M11, Class AL, 2.944%, 07/25/2039	388,808	354,114
Series 2018-M12, Class A1, 3.546%, 08/25/2030	381,470	379,098
Series 2018-M15, Class 1A2, 3.700%, 01/25/2036	470,000	444,629
Series 2019-M10, Class A1, 2.000%, 04/25/2030	22,802	22,713
Series 2019-M24, Class 2XA, 1.271%, 03/25/2031(a)(c)	7,712,377	365,513
Series 2020-M1, Class A2, 2.444%, 10/25/2029	300,000	279,552
Series 2020-M10, Class X1, 1.897%, 12/25/2030(a)(c)	752,697	45,008
Series 2020-M10, Class X4, 0.986%, 07/25/2032(a)(c)	58,455,364	2,251,560
Series 2020-M12, Class IO, 1.405%, 07/25/2029(a)(c)	61,127,275	2,220,271
Series 2020-M13, Class X2, 1.334%, 09/25/2030(a)(c)	10,933,506	394,440
Series 2022-M5, Class A1, 2.425%, 01/01/2034(a)	275,218	258,211
Series 2022-M8, Class A2, 2.001%, 12/25/2031(a)	100,000	86,119
		16,499,064
Freddie Mac Multiclass Certificates Series 2020-P003
Series 2020-P003, Class A3, 1.956%, 09/25/2046	1,600,000	1,221,116

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2016-KS07, Class A1, 2.018%, 09/25/2025	371,602	369,158
Series 2016-KS07, Class X, 0.715%, 09/25/2025(a)(c)	63,446,176	140,241
	Principal Amount	Value (Note 2)
Series 2017-K153, Class X1, 0.397%, 10/25/2031(a)(c)	$98,054,206	$1,074,900
Series 2017-Q006, Class A2, 3.497%, 04/25/2028(a)	3,990,672	3,868,689
Series 2018-K154, Class X1, 0.426%, 11/25/2032(a)(c)	133,289,409	2,101,001
Series 2018-K156, Class X1, 0.208%, 06/25/2033(a)(c)	619,839,046	3,791,866
Series 2018-K158, Class X1, 0.217%, 10/25/2033(a)(c)	347,462,675	2,533,385
Series 2019-KLU2, Class X1, 1.087%, 08/25/2029(a)(c)	84,114,378	2,654,263
Series 2020-Q013, Class APT2, 1.165%, 04/25/2027(a)	3,276,691	3,105,466
Series 2021-1521, Class X1, 1.094%, 08/25/2036(a)(c)	15,542,192	1,187,863
Series 2021-KLU3, Class X1, 2.072%, 01/25/2031(a)(c)	173,397,258	13,459,755
		34,286,587
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $55,109,339)		52,006,767

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (14.87%)

Fannie Mae Pool
Series 2003-386375, 4.790%, 08/01/2028	454,819	453,491
Series 2005-843080, 6.000%, 12/01/2034	98,410	100,462
Series 2006-, 6.000%, 02/01/2036	89,049	90,891
Series 2007-943003, 5.500%, 08/01/2047	74,320	74,123
Series 2009-, 4.500%, 06/01/2039	277,653	275,301
Series 2009-463331, 5.250%, 08/01/2029	396,018	406,551
Series 2009-930895, 4.500%, 03/01/2039	134,054	133,076
Series 2009-931707, 4.500%, 08/01/2039	82,798	81,806
Series 2009-958348, 5.440%, 04/01/2027	121,752	121,394
Series 2009-958878, 5.750%, 07/01/2027	1,211,088	1,207,499
Series 2010-, 3.500%, 10/01/2040	268,381	253,425
Series 2011-468477, 4.590%, 08/01/2026	367,531	369,369
Series 2011-469013, 5.470%, 08/01/2026	943,211	958,803

See Notes to Financial Statements and Financial Highlights.

28 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2011-AH9290, 4.000%, 04/01/2041	$18,521	$17,475
Series 2012-, 3.000%, 12/01/2042	89,920	79,984
3.000%, 01/01/2043	113,417	102,425
3.040%, 12/01/2030	1,108,612	1,049,956
3.500%, 04/01/2042	48,056	44,193
Series 2012-470020, 4.200%, 01/01/2030	1,487,592	1,489,414
Series 2012-AM0279, 3.210%, 08/01/2027	269,930	265,018
Series 2012-AM1387, 3.260%, 11/01/2032	88,738	86,132
Series 2012-MA1214, 3.000%, 10/01/2042	509,696	453,387
Series 2013-, 3.000%, 01/01/2043	246,315	222,451
3.000%, 02/01/2043	322,506	286,872
3.000%, 04/01/2043	194,501	173,009
3.000%, 07/01/2043	217,526	193,489
3.000%, 08/01/2043	60,526	54,460
3.380%, 05/01/2028	238,134	233,234
4.370%, 07/01/2028	798,588	809,653
4.410%, 09/01/2028	81,446	82,598
Series 2013-AM4329, 3.870%, 10/01/2025	181,655	180,828
Series 2013-AM4781, 4.180%, 11/01/2028	1,132,182	1,140,533
Series 2013-AM4991, 3.970%, 12/01/2025	149,407	148,706
Series 2013-AR2289, 3.000%, 02/01/2033	151,526	145,966
Series 2013-AT9663, 2.500%, 07/01/2043	377,985	322,564
Series 2013-MA1586, 3.000%, 08/01/2043	139,330	125,829
Series 2014-, 3.000%, 06/01/2053	1,003,916	874,709
3.300%, 11/01/2026	248,916	245,966
3.730%, 07/01/2034	526,526	513,981
4.060%, 03/01/2030	441,858	440,727
Series 2015-, 3.180%, 07/01/2035	640,141	577,977
3.390%, 07/01/2035	185,107	170,806
3.500%, 10/01/2045	1,295,936	1,208,273
3.600%, 02/01/2040	218,441	205,479
3.610%, 08/01/2030	300,000	292,309
4.000%, 01/01/2041	95,349	91,679
4.500%, 06/01/2045	119,631	117,048
Series 2015-AM8666, 2.960%, 06/01/2030	163,293	155,285
Series 2015-AM8918, 3.250%, 09/01/2030	731,000	699,028
Series 2015-AM9173, 3.110%, 06/01/2027	223,527	219,310
	Principal Amount	Value (Note 2)
Series 2015-AM9288, 2.930%, 07/01/2025	$5,357,042	$5,327,240
Series 2016-, 3.159%, 07/01/2036(a)	1,610,903	1,438,547
6.000%, 07/01/2039	90,013	93,592
Series 2016-AL8405, 4.500%, 05/01/2041	89,426	87,888
Series 2016-AN0665, 3.070%, 02/01/2026	185,130	183,064
Series 2016-AN2228, 2.520%, 08/01/2026	177,447	173,337
Series 2016-AN3542, 3.410%, 11/01/2046	336,526	292,401
Series 2016-AN3749, 2.520%, 12/01/2026	427,210	417,399
Series 2016-BC0943, 3.500%, 05/01/2046	248,343	229,492
Series 2017-, 2.000%, 01/01/2032	93,708	88,735
2.880%, 09/01/2027	4,598,267	4,478,760
3.000%, 10/01/2027	1,208,814	1,185,051
3.010%, 07/01/2027	249,765	244,970
3.160%, 07/01/2027	143,673	141,517
3.170%, 01/01/2029	190,311	183,712
3.200%, 01/01/2029	140,320	136,420
3.210%, 11/01/2032	100,000	91,426
3.235%, 02/01/2032	133,422	125,860
3.350%, 01/01/2029	187,384	182,453
3.500%, 06/01/2047	261,584	237,912
Series 2017-AN4431, 3.220%, 01/01/2027	85,000	83,812
Series 2017-AN4469, 3.640%, 01/01/2029	646,242	636,493
Series 2017-AN4529, 3.620%, 01/01/2027	775,394	769,958
Series 2017-AN4833, 3.320%, 04/01/2027	95,000	93,852
Series 2017-AN5279, 3.340%, 04/01/2029	428,298	417,266
Series 2017-AN5742, 3.190%, 05/01/2030	129,562	123,830
Series 2017-AN5796, 3.030%, 06/01/2027	257,584	253,181
Series 2017-AN6670, 3.210%, 09/01/2027	1,820,547	1,779,275
Series 2017-AN7060, 2.930%, 10/01/2027	1,780,000	1,734,052
Series 2017-AN7234, 3.010%, 12/01/2027	960,839	938,924
Series 2017-AN7384, 2.880%, 12/01/2027	46,059	44,835
Series 2017-AN7547, 3.370%, 11/01/2027	1,032,769	1,012,052
Series 2017-AN7823, 2.890%, 12/01/2027	233,680	227,491

See Notes to Financial Statements and Financial Highlights.

29 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2017-CA0522, 3.000%, 10/01/2047	$188,015	$164,190
Series 2018-,
3.000%, 02/01/2033	39,811	38,747
3.000%, 04/01/2048	862,880	773,429
3.320%, 04/01/2028	550,000	539,556
3.430%, 03/01/2033	965,454	897,910
3.485%, 04/01/2028	6,350,000	6,269,095
3.500%, 09/01/2028	130,000	127,846
3.500%, 05/01/2048	173,322	168,401
3.545%, 04/01/2028	631,051	624,018
3.660%, 05/01/2033	700,000	658,441
3.740%, 07/01/2028	175,000	173,937
3.940%, 10/01/2036	313,196	296,544
4.010%, 12/01/2030	294,756	292,291
4.500%, 09/01/2040	100,854	97,574
4.500%, 07/01/2041	237,451	234,494
4.500%, 08/01/2041	242,443	240,259
5.500%, 08/01/2048	448,916	455,868
6.000%, 08/01/2048	100,726	103,105
Series 2018-109435,
3.890%, 08/01/2028	1,795,731	1,793,150
Series 2018-387770,
3.625%, 07/01/2028	2,570,000	2,545,487
Series 2018-387853,
3.455%, 08/01/2025	225,000	223,660
Series 2018-387983,
3.630%, 08/01/2028	1,949,115	1,908,700
Series 2018-AN8272,
3.170%, 02/01/2028	100,000	97,977
Series 2018-AN8493,
3.300%, 02/01/2030	402,187	383,569
Series 2018-AN8982,
3.440%, 05/01/2028	987,020	971,005
Series 2018-AN9038,
3.460%, 05/01/2028	135,000	133,216
Series 2018-AN924,
4.210%, 05/01/2033	467,152	469,035
Series 2018-AN9976,
3.960%, 02/01/2030	470,000	463,289
Series 2019-,
2.520%, 11/01/2029	137,816	129,041
2.820%, 10/01/2039	909,995	745,392
3.000%, 08/01/2049	68,825	61,235
3.490%, 03/01/2029	189,000	185,052
3.500%, 08/01/2048	109,445	101,161
3.940%, 06/01/2035	2,600,000	2,426,035
4.000%, 07/01/2048	565,527	539,348
4.070%, 11/01/2026	128,805	128,058
4.500%, 08/01/2058	390,737	375,372
5.500%, 06/01/2049	156,905	160,024
6.000%, 05/01/2049	1,623,011	1,684,995
Series 2019-BI2928,
3.410%, 07/01/2027	784,023	773,894
Series 2019-BL1300,
4.200%, 01/01/2029	1,375,000	1,377,470
	Principal Amount	Value (Note 2)
Series 2019-BL1451,
3.760%, 02/01/2029	$673,307	$664,258
Series 2019-BL1567,
3.590%, 02/01/2029	2,723,949	2,667,191
Series 2019-BL1596,
3.480%, 03/01/2029	156,642	153,516
Series 2019-BL2356,
3.020%, 05/01/2026	165,000	162,603
Series 2019-BL2460,
3.400%, 05/01/2029	551,113	537,578
Series 2019-BM6011,
3.282%, 11/01/2026(a)	57,213	56,652
Series 2019-BM6152,
3.500%, 06/01/2044	882,876	822,406
Series 2019-MA3784,
3.500%, 09/01/2049	2,029,250	1,814,451
Series 2020-,
1.400%, 11/01/2032	7,945,000	6,426,903
1.500%, 01/01/2036	599,553	537,432
2.150%, 09/01/2029	500,000	460,200
3.000%, 03/01/2050	214,149	183,413
3.500%, 04/01/2050	169,348	150,581
Series 2021-,
1.710%, 08/01/2031	751,000	645,294
3.500%, 11/01/2051	701,879	624,093
Series 2022-,
2.030%, 12/01/2028	99,440	92,567
2.150%, 03/01/2029	150,000	139,910
2.400%, 03/01/2029	142,003	133,958
3.130%, 01/01/2029	144,680	140,106
3.790%, 05/01/2032	2,148,000	2,028,412
3.890%, 07/01/2032	690,000	664,345
3.910%, 06/01/2032	1,181,000	1,128,344
3.980%, 10/01/2032	700,000	676,076
4.110%, 09/01/2032	1,815,000	1,753,370
4.140%, 08/01/2032	2,038,000	1,970,656
4.240%, 07/01/2032	1,669,228	1,631,382
4.520%, 10/01/2032	1,209,000	1,196,507
5.080%, 10/01/2029	946,553	980,848
5.120%, 11/01/2032	2,979,000	3,042,309
5.250%, 10/01/2032	7,898,000	8,137,152
5.440%, 12/01/2032	2,122,000	2,207,372
5.500%, 07/01/2042	1,087,318	1,106,122
5.500%, 11/01/2052	9,901,642	10,007,422
5.620%, 11/01/2032	2,901,983	3,052,264
5.730%, 11/01/2032	16,500,000	17,455,900
6.120%, 11/01/2032	1,653,680	1,754,526
6.500%, 11/01/2052	1,951,300	1,992,955
Series 2023-,
1.500%, 01/01/2042	3,905,438	3,241,227
4.885%, 03/01/2033	750,000	768,336
5.030%, 04/01/2028	4,957,000	5,058,854
5.470%, 11/01/2033	1,006,057	1,044,136
5.500%, 02/01/2053	8,342,846	8,379,158
5.555%, 01/01/2030	8,933,000	9,244,123
6.000%, 02/01/2053	404,329	412,354
6.500%, 06/01/2043	2,791,910	2,881,964

See Notes to Financial Statements and Financial Highlights.

30 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
6.500%, 04/01/2053	$1,588,611	$1,651,369
6.500%, 05/01/2053	5,751,779	6,021,843
6.500%, 06/01/2053	1,430,094	1,474,646
6.500%, 08/01/2053	7,634,515	7,893,506
7.000%, 04/01/2053	749,518	773,781
7.500%, 01/01/2054	413,307	439,794
Series 2024-, 5.340%, 07/01/2029	10,000,000	10,317,881
7.000%, 02/01/2054	1,000,984	1,052,869
7.000%, 05/01/2054	1,697,846	1,774,973
7.500%, 01/01/2054	1,686,953	1,761,636
		212,725,135
Freddie Mac
Series 2005-2936, Class FC, 30D US SOFR + 0.51%, 03/15/2029(a)	9,271	9,234

Freddie Mac Gold Pool
Series 2005-, 5.500%, 12/01/2035	151,961	149,525
Series 2006-, 6.000%, 01/01/2036	19,171	19,353
Series 2007-, 5.500%, 11/01/2037	54,227	54,149
Series 2012-, 3.500%, 08/01/2042	94,970	87,395
Series 2013-G80393, 5.000%, 08/20/2036	106,435	107,178
Series 2013-T65180, 3.000%, 11/01/2043	91,804	81,765
Series 2015-, 3.000%, 08/01/2045	1,856,381	1,655,453
Series 2015-U49046, 4.000%, 02/01/2029	15,971	15,843
Series 2016-, 3.500%, 06/01/2046	309,262	286,148
		2,456,809
Freddie Mac Pool
Series 2018-, 3.000%, 05/01/2045	216,185	193,802
3.000%, 09/01/2045	660,298	586,465
3.000%, 12/01/2045	351,848	307,272
3.500%, 12/01/2045	52,453	47,884
4.500%, 09/01/2044	445,605	425,468
6.000%, 07/01/2048	227,156	233,119
Series 2020-, 2.000%, 06/01/2050	794,595	620,876
Series 2021-, 2.190%, 06/01/2034	144,079	120,887
Series 2022-, 3.000%, 02/01/2046	3,405,897	2,974,471
Series 2023-, 4.600%, 01/01/2033	6,743,000	6,675,499
4.750%, 01/01/2033	16,673,950	16,663,165
4.900%, 01/01/2033	5,000,000	5,028,289
5.500%, 02/01/2053	8,692,418	8,713,613
	Principal Amount	Value (Note 2)
6.500%, 04/01/2053	$19,764,324	$20,545,067
6.500%, 05/01/2053	10,674,586	11,111,835
6.500%, 08/01/2053	2,944,938	3,054,810
7.000%, 01/01/2053	2,864,718	3,026,536
Series 2024-, 5.030%, 02/01/2029	5,000,000	5,074,102
7.000%, 08/01/2054	2,312,161	2,382,916
		87,786,076
Ginnie Mae I Pool
Series 2010-, 4.500%, 08/15/2040	290,348	278,981
Series 2013-, 3.000%, 03/15/2043	309,664	281,267
		560,248
Ginnie Mae II Pool
Series 2010-, 4.000%, 09/20/2040	74,869	70,180
4.000%, 11/20/2040	71,566	67,086
4.000%, 12/20/2040	145,065	136,722
4.500%, 08/20/2040	240,386	231,980
4.875%, 01/20/2035	116,547	114,913
1M US SOFR + 2.071%, 08/20/2060(a)	94,248	97,341
Series 2011-, 4.000%, 09/20/2041	218,168	206,770
4.500%, 07/20/2041	67,150	65,949
Series 2012-, 3.500%, 03/20/2042	299,367	270,288
3.500%, 04/20/2042	60,433	54,586
3.500%, 05/20/2042	108,456	97,896
3.500%, 06/20/2042	64,958	58,671
3.500%, 08/20/2042	71,821	64,828
3.500%, 09/20/2042	59,502	53,707
3.500%, 10/20/2042	70,785	63,893
3.500%, 12/20/2042	197,123	177,927
4.000%, 02/20/2042	21,412	20,070
4.000%, 04/20/2042	83,636	78,397
4.000%, 09/20/2042	87,178	82,497
Series 2012-5302, 3.500%, 02/20/2042	166,153	150,076
Series 2013-, 2.500%, 02/20/2043	106,802	91,196
3.000%, 06/20/2043	171,884	152,852
3.000%, 08/20/2043	365,463	332,462
3.250%, 04/20/2033	228,377	221,089
3.500%, 04/20/2043	190,990	172,389
3.500%, 05/20/2043	87,963	80,383
3.500%, 06/20/2043	85,274	78,037
4.000%, 09/20/2043	249,313	234,019
Series 2013-MA1149, 3.000%, 07/20/2043	10,819	9,528
Series 2014-, 4.500%, 02/20/2034	234,963	235,914
4.500%, 06/20/2034	474,988	476,929
4.500%, 02/20/2044	237,375	236,989
4.500%, 05/20/2044	696,529	674,066

See Notes to Financial Statements and Financial Highlights.

31 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
1M US SOFR + 2.295%, 02/20/2064(a)	$384,124	$392,660
Series 2015-,
3.000%, 01/20/2040	197,426	175,526
3.500%, 06/20/2035	202,049	195,265
3.750%, 05/20/2045	94,154	87,497
4.500%, 08/20/2045	493,572	478,471
Series 2016-,
2.500%, 05/20/2031	135,364	131,023
3.000%, 06/20/2046	209,100	186,647
3.000%, 07/20/2046	202,631	179,657
3.500%, 06/20/2046	344,019	314,999
4.500%, 09/20/2045	214,723	207,796
4.500%, 03/20/2046	141,234	141,004
Series 2016-MA3588,
3.500%, 04/20/2046	229,120	206,785
Series 2016-MA3793,
3.500%, 07/20/2046	618,270	558,128
Series 2016-MA3865,
3.500%, 08/20/2046	385,788	348,253
Series 2017-,
2.500%, 01/20/2032	189,560	183,116
3.000%, 11/20/2032	182,697	177,622
3.500%, 10/20/2047	155,542	142,611
3.500%, 12/20/2047	591,444	537,889
4.492%, 01/20/2067(a)	115,942	114,992
Series 2018-,
3.500%, 02/20/2036	1,838,105	1,729,892
3.500%, 08/20/2047	100,556	92,726
3.500%, 01/20/2048	56,787	52,109
3.500%, 04/20/2048	396,011	364,771
4.000%, 05/20/2048	2,389,333	2,233,114
4.000%, 09/20/2048	2,045,467	1,912,421
4.500%, 07/20/2048	520,508	499,440
4.500%, 09/20/2048	240,714	233,799
5.500%, 10/20/2048	358,558	365,744
Series 2019-,
3.500%, 12/20/2047	372,055	341,773
3.500%, 08/20/2049	347,739	318,646
3.500%, 12/20/2049	120,497	107,829
4.000%, 04/20/2049	94,410	86,936
4.500%, 09/20/2049	327,981	316,832
4.500%, 11/20/2049	694,504	666,362
5.500%, 06/20/2049	97,294	98,886
6.000%, 01/20/2049	296,380	308,955
Series 2019-784688,
5.000%, 02/20/2049	543,824	536,347
Series 2019-MA5864,
3.000%, 04/20/2049	20,442	18,109
Series 2019-MA5920,
3.000%, 05/20/2049	8,961	7,859
Series 2019-MA5936,
6.500%, 05/20/2049	31,476	33,051
Series 2020-,
2.000%, 11/20/2050	2,694,449	2,165,458
2.500%, 01/20/2050	155,251	130,416
3.000%, 11/20/2050	141,280	122,822
	Principal Amount	Value (Note 2)
3.500%, 12/20/2049	$1,561,558	$1,387,561
3.500%, 10/20/2050	178,357	160,683
4.000%, 02/20/2050	326,984	305,319
4.000%, 04/20/2050	517,188	475,757
4.000%, 05/20/2050	159,580	146,795
4.000%, 11/20/2050	668,370	610,866
Series 2021-, 2.000%, 09/20/2051	2,021,167	1,625,562
3.000%, 08/20/2051	830,816	745,576
4.000%, 02/20/2051	198,129	182,254
4.000%, 03/20/2051	1,525,020	1,425,288
Series 2022-, 3.000%, 12/20/2044	2,356,308	2,082,040
3.000%, 05/20/2052	2,798,079	2,437,622
4.000%, 08/20/2052	1,806,584	1,683,143
4.000%, 09/20/2052	13,297,896	12,376,668
5.000%, 05/20/2052	917,717	893,443
5.000%, 06/20/2052	588,576	579,079
6.000%, 12/20/2052	1,484,436	1,532,701
Series 2023-, 5.500%, 05/20/2053	5,353,769	5,429,678
6.000%, 08/20/2053	14,115,411	14,559,456
6.500%, 04/20/2053	8,823,419	9,180,818
6.500%, 10/20/2053	11,833,147	12,271,036
6.500%, 11/20/2053	2,087,381	2,153,906
7.000%, 10/20/2053	3,009,534	3,159,323
8.000%, 12/20/2063	2,079,027	2,170,043
Series 2024-, 3.000%, 10/20/2050	4,543,769	3,984,002
6.000%, 06/20/2054	2,246,761	2,291,246
6.000%, 11/20/2064	18,016,125	18,170,395
6.500%, 08/20/2054	2,231,161	2,280,362
6.500%, 04/20/2064	750,961	767,673
6.500%, 05/20/2064	2,788,100	2,850,148
6.500%, 10/20/2064	7,160,995	7,320,358
7.000%, 04/20/2054	4,425,023	4,560,972
8.000%, 12/20/2053	1,186,845	1,233,912
8.000%, 08/20/2054	3,479,876	3,674,551
8.000%, 12/20/2063	3,356,269	3,482,762
Series 2025-, 6.500%, 01/20/2065	24,314,479	24,855,592
		175,710,458
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $478,373,786)		479,247,960

	Principal Amount	Value (Note 2)
CORPORATE BONDS (34.29%)

Aerospace & Defense (3.67%)
Boeing Co.
2.20%, 02/04/2026	10,030,000	9,829,050
6.53%, 05/01/2034	15,220,000	16,359,702
7.01%, 05/01/2064	22,188,000	23,744,187
General Dynamics Corp.
4.95%, 08/15/2035	8,000,000	8,029,753

See Notes to Financial Statements and Financial Highlights.

32 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Howmet Aerospace, Inc.
3.00%, 01/15/2029	$7,684,000	$7,308,273
L3Harris Technologies, Inc.
5.35%, 06/01/2034	21,890,000	22,095,749
RTX Corp.
6.10%, 03/15/2034	28,913,000	31,093,969
Total Aerospace & Defense		118,460,683
Airlines (0.93%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(e)	5,222,559	5,227,876
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(e)	1,425,726	1,435,648
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029(e)	11,250,000	10,918,545
5.31%, 10/20/2031(e)	8,000,000	7,668,960
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(e)	1,016,919	972,503
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1 5.88%, 10/15/2027	3,738,448	3,809,456
Total Airlines		30,032,988
Automobiles Manufacturing (1.39%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,500,000	6,424,953
6.50%, 02/07/2035	16,575,000	16,049,215
6.80%, 05/12/2028	9,919,000	10,071,557
Hyundai Capital America
5.45%, 06/24/2026(e)	5,541,000	5,590,716
Stellantis Finance US, Inc.
5.75%, 03/18/2030(e)	2,000,000	2,002,263
6.45%, 03/18/2035(e)	1,338,000	1,314,781
Volkswagen Group of America Finance LLC
3.95%, 06/06/2025(e)	3,000,000	2,995,921
Total Automobiles Manufacturing		44,449,406
Banks (2.71%)
Cooperatieve Rabobank UA
3.75%, 07/21/2026	4,500,000	4,452,239
Danske Bank A/S
1Y US TI + 0.95%, 03/01/2028(a)(e)	6,412,000	6,518,988
1Y US TI + 1.35%, 09/11/2026(a)(e)	6,500,000	6,424,732
1Y US TI + 1.40%, 03/01/2030(a)(e)	4,580,000	4,726,374
Discover Bank
5.97%, 08/09/2028(a)	9,250,000	9,453,998
	Principal Amount	Value (Note 2)
First Citizens BancShares, Inc.
1D US SOFR + 1.41%, 03/12/2031(a)	$3,392,000	$3,385,093
5Y US TI + 1.97%, 03/12/2040(a)	13,245,000	12,660,640
Goldman Sachs Bank USA
1D US SOFR + 0.777%, 03/18/2027(a)	3,297,000	3,319,610
Regions Financial Corp.
1D US SOFR + 2.06%, 09/06/2035(a)	7,890,000	7,729,384
Synovus Financial Corp.
1D US SOFR + 2.347%, 11/01/2030(a)	11,246,000	11,352,904
Wells Fargo & Co.
1D US SOFR + 1.74%, 04/23/2036(a)	4,891,000	4,968,366
1D US SOFR + 2.02%, 04/24/2034(a)	12,653,000	12,708,738
Total Banks		87,701,066
Biotechnology (1.52%)
Amgen, Inc.
5.25%, 03/02/2033	14,778,000	14,938,373
5.51%, 03/02/2026	8,959,000	8,961,033
5.75%, 03/02/2063	14,472,000	13,775,745
Royalty Pharma PLC
5.40%, 09/02/2034	11,100,000	11,027,985
Total Biotechnology		48,703,136
Cable & Satellite (0.23%)
Sirius XM Radio LLC
5.00%, 08/01/2027(e)	7,421,000	7,338,442

Casinos & Gaming (0.29%)
Caesars Entertainment, Inc.
8.13%, 07/01/2027(e)	2,655,000	2,665,118
Station Casinos LLC
4.50%, 02/15/2028(e)	7,096,000	6,852,499
Total Casinos & Gaming		9,517,617
Commercial Finance (0.42%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	13,642,000	13,662,825

Consumer Finance (0.81%)
American Express Co.
1D US SOFR + 1.42%, 07/26/2035(a)	3,162,000	3,153,953
1D US SOFR + 1.79%, 04/25/2036(a)	1,950,000	2,002,390
SOFRINDX + 1.32%, 01/30/2036(a)(f)	4,155,000	4,195,403
Boost Newco Borrower LLC
7.50%, 01/15/2031(e)	5,915,000	6,247,399

See Notes to Financial Statements and Financial Highlights.

33 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Fidelity National Information Services, Inc.
3.10%, 03/01/2041	$4,819,000	$3,433,489
Fiserv, Inc.
5.60%, 03/02/2033	3,982,000	4,058,409
Synchrony Financial
3.70%, 08/04/2026	3,192,000	3,126,359
Total Consumer Finance		26,217,402
Diversified Banks (0.97%)
Bank of America Corp.
1D US SOFR + 1.697%, 02/12/2036(a)	5,546,000	5,536,143
1D US SOFR + 1.91%, 04/25/2034(a)	7,638,000	7,661,226
JPMorgan Chase & Co.
1D US SOFR + 0.93%, 04/22/2028(a)	4,054,000	4,146,993
1D US SOFR + 1.62%, 01/23/2035(a)	10,386,000	10,476,806
1D US SOFR + 1.68%, 04/22/2036(a)	3,267,000	3,342,847
Total Diversified Banks		31,164,015
Entertainment Content (1.65%)
Paramount Global
4.20%, 05/19/2032	27,000,000	24,168,403
4.95%, 05/19/2050	10,400,000	7,676,473
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	7,800,000	6,681,789
5.14%, 03/15/2052	10,100,000	6,909,100
5.39%, 03/15/2062	11,200,000	7,624,813
Total Entertainment Content		53,060,578
Exploration & Production (1.87%)
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(e)	5,537,000	5,363,362
7.25%, 02/15/2035(e)	14,155,000	12,350,981
Occidental Petroleum Corp.
7.88%, 09/15/2031	25,079,000	27,331,918
Permian Resources Operating LLC
7.00%, 01/15/2032(e)	8,000,000	8,061,760
9.88%, 07/15/2031(e)	2,233,000	2,420,056
Range Resources Corp.
4.88%, 05/15/2025	4,652,000	4,651,707
Total Exploration & Production		60,179,784
Financial Services (3.69%)
Charles Schwab Corp.
1D US SOFR + 2.01%, 08/24/2034(a)	6,087,000	6,471,818
SOFRINDX + 1.05%, 03/03/2027(a)(f)	9,431,000	9,478,772
Goldman Sachs Group, Inc.
1D US SOFR + 1.552%, 04/25/2035(a)	3,245,000	3,347,066
1D US SOFR + 1.58%, 04/23/2031(a)	6,521,000	6,642,910
	Principal Amount	Value (Note 2)
Jane Street Group / JSG Finance, Inc.
6.13%, 11/01/2032(e)	$5,091,000	$5,008,372
6.75%, 05/01/2033(e)	6,320,000	6,354,512
7.13%, 04/30/2031(e)	15,700,000	16,204,630
Morgan Stanley
1D US SOFR + 1.418%, 01/18/2036(a)	3,490,000	3,541,665
1D US SOFR + 1.757%, 04/17/2036(a)	14,400,000	14,708,972
1D US SOFR + 2.05%, 11/01/2034(a)	8,443,000	9,192,536
UBS Group AG
1D US SOFR + 3.92%, 08/12/2033(a)(e)	29,878,000	31,998,994
1Y US TI + 1.80%, 09/22/2029(a)(e)	4,893,000	5,130,873
Total Financial Services		118,081,120
Food & Beverage (1.48%)
Flowers Foods, Inc.
5.75%, 03/15/2035	9,011,000	9,098,357
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group
6.38%, 02/25/2055(e)	8,000,000	8,135,760
Mars, Inc.
4.80%, 03/01/2030(e)	3,400,000	3,442,758
5.20%, 03/01/2035(e)	3,400,000	3,414,784
Pilgrim’s Pride Corp.
6.25%, 07/01/2033	10,000,000	10,427,600
6.88%, 05/15/2034	12,266,000	13,307,911
Total Food & Beverage		47,827,170
Health Care Facilities & Services (1.28%)
CVS Health Corp.
5Y US TI + 2.886%, 03/10/2055(a)	8,000,000	8,112,387
HCA, Inc.
2.38%, 07/15/2031	11,927,000	10,204,443
5.45%, 09/15/2034	8,000,000	7,941,895
5.50%, 06/01/2033	6,970,000	7,017,064
5.75%, 03/01/2035	8,300,000	8,377,337
Total Health Care Facilities & Services		41,653,126
Manufactured Goods (0.14%)
Chart Industries, Inc.
7.50%, 01/01/2030(e)	4,228,000	4,391,786

Medical Equipment & Devices Manufacturing (1.30%)
Alcon Finance Corp.
5.38%, 12/06/2032(e)	14,770,000	14,959,786
Solventum Corp.
5.45%, 03/13/2031	7,429,000	7,589,449
5.60%, 03/23/2034	12,179,000	12,320,511
5.90%, 04/30/2054	7,423,000	7,173,983
Total Medical Equipment & Devices Manufacturing		42,043,729

See Notes to Financial Statements and Financial Highlights.

34 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Metals & Mining (0.34%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	$10,905,000	$10,905,330

Oil & Gas Services & Equipment (0.21%)
Transocean Poseidon, Ltd.
6.88%, 02/01/2027(e)	6,966,225	6,921,277

Pharmaceuticals (0.39%)
Bristol-Myers Squibb Co.
5.20%, 02/22/2034	6,525,000	6,619,401
Pfizer Investment Enterprises Pte, Ltd.
4.75%, 05/19/2033	5,779,000	5,708,654
Total Pharmaceuticals		12,328,055
Pipeline (2.77%)
Buckeye Partners LP
4.50%, 03/01/2028(e)	8,958,000	8,645,141
6.88%, 07/01/2029(e)	9,640,000	9,830,853
Energy Transfer LP
7.38%, 02/01/2031(e)	8,947,000	9,368,009
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(e)	12,936,000	11,441,022
4.32%, 12/30/2039(e)	9,061,000	7,079,765
Gray Oak Pipeline LLC
2.60%, 10/15/2025(e)	10,171,000	10,035,054
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	16,103,000	16,169,980
6.88%, 01/15/2029	16,140,000	16,479,298
Total Pipeline		89,049,122
Power Generation (0.58%)
Calpine Corp.
4.50%, 02/15/2028(e)	1,956,000	1,914,782
Vistra Operations Co. LLC
5.13%, 05/13/2025(e)	6,961,000	6,961,008
5.50%, 09/01/2026(e)	9,846,000	9,827,011
Total Power Generation		18,702,801
Publishing & Broadcasting (0.36%)
Nexstar Media, Inc.
4.75%, 11/01/2028(e)	8,000,000	7,541,189
5.63%, 07/15/2027(e)	4,376,000	4,338,940
Total Publishing & Broadcasting		11,880,129
Real Estate (0.88%)
CoStar Group, Inc.
2.80%, 07/15/2030(e)	8,601,000	7,627,256
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(e)	10,401,000	10,459,193
Iron Mountain, Inc.
5.25%, 03/15/2028(e)	1,397,000	1,376,661
VICI Properties LP
5.13%, 05/15/2032	9,134,000	8,947,538
	Principal Amount	Value (Note 2)
Total Real Estate		28,410,648
Refining & Marketing (0.25%)
HF Sinclair Corp.
4.50%, 10/01/2030	$5,724,000	$5,438,944
5.00%, 02/01/2028	2,667,000	2,640,452
Total Refining & Marketing		8,079,396
Restaurants (0.06%)
Raising Cane’s Restaurants LLC
9.38%, 05/01/2029(e)	1,950,000	2,068,958

Semiconductors (0.75%)
Foundry JV Holdco LLC
6.10%, 01/25/2036(e)	7,900,000	8,058,231
6.30%, 01/25/2039(e)	15,850,000	16,472,197
Total Semiconductors		24,530,428
Software & Services (1.20%)
Leidos, Inc.
5.40%, 03/15/2032	10,534,000	10,624,728
5.50%, 03/15/2035	3,467,000	3,452,916
Synopsys, Inc.
4.85%, 04/01/2030	6,800,000	6,876,778
5.15%, 04/01/2035	3,400,000	3,408,570
VMware LLC
2.20%, 08/15/2031	4,979,000	4,235,512
4.70%, 05/15/2030	9,961,000	9,875,787
Total Software & Services		38,474,291
Supermarkets & Pharmacies (1.44%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(e)	14,670,000	14,917,938
Kroger Co.
5.00%, 09/15/2034	31,885,000	31,264,266
Total Supermarkets & Pharmacies		46,182,204
Travel & Lodging (0.34%)
Carnival Corp.
4.00%, 08/01/2028(e)	3,953,000	3,772,921
Royal Caribbean Cruises, Ltd.
6.25%, 03/15/2032(e)	7,169,000	7,282,539
Total Travel & Lodging		11,055,460
Utilities (0.37%)
American Water Capital Corp.
5.15%, 03/01/2034	7,142,000	7,194,992
5.25%, 03/01/2035	4,780,000	4,811,600
Total Utilities		12,006,592

TOTAL CORPORATE BONDS
(Cost $1,109,293,419)		1,105,079,564

See Notes to Financial Statements and Financial Highlights.

35 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (36.07%)

U.S. Treasury Bonds (36.07%)
United States Treasury Bonds
4.13%, 10/31/2029	$130,865,000	$133,203,700
4.13%, 08/15/2044	157,274,000	145,822,487
4.25%, 01/31/2030	90,367,000	92,488,506
4.25%, 11/15/2034	107,261,000	108,098,977
4.50%, 11/15/2054	65,322,000	63,250,068
4.63%, 02/15/2055	128,449,000	127,124,370
4.75%, 02/15/2045	45,428,000	45,750,965
United States Treasury Inflation Indexed Bonds
1.63%, 10/15/2029	32,594,486	33,139,580
2.13%, 01/15/2035	120,028,332	122,196,244
2.13%, 02/15/2054	50,996,223	47,066,314
2.38%, 02/15/2055	41,031,180	39,991,064
United States Treasury Notes
4.00%, 03/31/2030	15,875,000	16,074,678
4.13%, 11/30/2029	77,729,000	79,156,056
4.13%, 03/31/2032	15,769,000	15,958,721
4.63%, 02/15/2035	89,670,000	93,039,630
Total U.S. Treasury Bonds		1,162,361,360

TOTAL GOVERNMENT BONDS
(Cost $1,159,714,996)		1,162,361,360

	Shares	Value (Note 2)
PREFERRED STOCK (3.18%)

Energy (0.17%)
Pipeline (0.17%)
Energy Transfer LP, Series B, 6.625%(g)	2,506,000	$2,415,201
Energy Transfer LP, Series F, 6.750%(g)	2,985,000	2,986,364
Total Energy		5,401,565
Financials (2.00%)
Banks (0.44%)
Bank of Hawaii., 8.000%(g)	149,327	3,806,345
Huntington Bancshares, Inc.,
Series J, 6.875%(g)	36,271	916,568
Wells Fargo & Co., Series U, 5.875%(g)	9,433,000	9,413,056
		14,135,969
Consumer Finance (0.20%)
Ally Financial, Inc., Series C, 4.700%(g)	2,982,000	2,530,645
American Express Co., 3.550%(g)	4,021,000	3,857,478
		6,388,123
	Shares	Value (Note 2)
Diversified Banks (0.32%)
Bank of America Corp., 5Y US TI + 2.684%(a)(g)	6,500,000	$6,519,243
HSBC Holdings PLC, 5Y US TI + 3.298%(a)(g)	3,911,000	3,888,382
		10,407,625
Financial Services (0.77%)
Bank of New York Mellon Corp.,
Series G, 5Y US TI + 4.358%(a)(g)	6,500,000	6,470,575
Charles Schwab Corp., Series G, 5Y US TI + 4.971%(a)(g)	12,298,000	12,288,002
Goldman Sachs Group, Inc.,
Series X, 5Y US TI + 2.809%(a)(g)	3,724,000	3,806,907
Goldman Sachs Group, Inc.,
Series Y, 10Y US TI + 2.40%(a)(g)	2,330,000	2,202,624
		24,768,108
Life Insurance (0.27%)
Jackson Financial, Inc., 8.000%(g)	80,297	2,083,707
Prudential Financial, Inc., 3M US SOFR + 3.031%(a)(g)	6,543,000	6,543,482
		8,627,189
Total Financials		64,327,014

Government (0.59%)
Government Agencies (0.59%)
CoBank ACB, Series M, 5Y US TI + 2.818%(a)(g)	7,000,000	7,153,741
Farm Credit Bank of Texas, Series 4, 5Y US TI + 5.415%(a)(e)(g)	7,900,000	7,867,089
Farm Credit Bank of Texas, 5Y US TI + 3.291%(a)(g)	3,980,000	4,133,954
		19,154,784
Total Government		19,154,784

Utilities (0.42%)
Utilities (0.42%)
Entergy Corp., 5Y US TI + 2.67%(a)(g)	3,980,000	4,011,582
National Rural Utilities Cooperative Finance Corp.,
3M US SOFR + 3.17%(a)(g)	3,386,000	3,376,527

See Notes to Financial Statements and Financial Highlights.

36 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Shares	Value (Note 2)
National Rural Utilities Cooperative Finance Corp.,
5Y US TI + 3.533%(a)(g)	2,170,000	$2,235,024
Sempra, 5Y US TI + 2.868%(a)(g)	4,268,000	3,921,506
Total Utilities		13,544,639

TOTAL PREFERRED STOCK
(Cost $101,610,678)		102,428,002

Value (Note 2)
TOTAL INVESTMENTS (99.13%)
(Cost $3,203,484,063)	$3,194,903,824

Other Assets In Excess Of Liabilities (0.87%)	28,128,545

NET ASSETS (100.00%)	$3,223,032,369

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

SOFRINDX - Secured Overnight Financing Rate Index

TI – Treasury Index

Reference Rates:

3M US SOFR - 3 Month SOFR as of April 30, 2025 was 4.36%

30D US SOFR - 30 Day SOFR as of April 30, 2025 was 4.35%

1D US SOFR - 1 Day SOFR as of April 30, 2025 was 4.34%

1Y US SOFR - 1 Year SOFR as of April 30, 2025 was 4.07%

1M US SOFR - 1 Month SOFR as of April 30, 2025 was 4.35%

1Y US TI - 1 Year US TI as of April 30, 2025 was 3.85%

5Y US TI - 5 Year US TI as of April 30, 2025 was 3.72%

10Y US TI - 10 Year US TI as of April 30, 2025 was 4.17%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of April 30, 2025 is based on the reference rate plus the displayed spread as of the security’s last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of April 30, 2025.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, the aggregate market value of those securities was $379,946,213, representing 11.79% of net assets.
(f)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(g)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Financial Statements and Financial Highlights.

37 | April 30, 2025

ALPS | Smith Credit Opportunities Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
BANK LOANS (6.39%)

Aerospace & Defense (1.48%)
TransDigm, Inc.
3M US SOFR + 3.25%, 02/28/2031	$2,183,500	$2,164,492

Apparel & Textile Products (0.76%)
ABG Intermediate Holdings 2 LLC
1M US SOFR + 2.75%, 12/21/2028(a)	1,134,467	1,115,539

Casinos & Gaming (1.17%)
Caesars Entertainment, Inc.
1M US SOFR + 2.75%, 02/06/2031	1,732,500	1,708,677

Food & Beverage (1.62%)
Chobani LLC
1M US SOFR + 2.50%, 10/25/2027(a)	2,370,060	2,372,525

Manufactured Goods (0.27%)
Chart Industries, Inc.
3M US SOFR + 2.50%, 03/18/2030(a)	401,278	400,402

Medical Equipment & Devices Manufacturing (0.74%)
Medline Borrower LP
1M US SOFR + 2.25%, 10/23/2028(a)	1,089,028	1,082,956

Publishing & Broadcasting (0.35%)
Nexstar Media, Inc.
1M US SOFR + 2.50%, 09/18/2026(a)	513,479	514,201

TOTAL BANK LOANS
(Cost $9,440,149)		9,358,792

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (5.25%)

Fannie Mae
Series 2002-71, Class AP, 5.000%, 11/25/2032	$7,130	$7,071
Series 2002-90, Class A1, 6.500%, 06/25/2042	44,123	45,400
Series 2008-8, Class FB, 30D US SOFR + 0.93%, 02/25/2038(a)	87,089	87,419
	Principal Amount	Value (Note 2)
Series 2010-114, Class TC, 2.250%, 03/25/2037	$260,754	$240,181
Series 2011-110, Class BX, 4.000%, 10/25/2041	267,132	261,269
Series 2012-110, Class CA, 3.000%, 10/25/2042	90,790	83,500
Series 2012-39, Class NB, 4.000%, 04/25/2042	175,000	158,009
Series 2013-29, Class JE, 1.250%, 04/25/2043	158,365	135,607
Series 2015-27, Class ME, 3.500%, 10/25/2044	128,000	121,009
Series 2019-14, Class CA, 3.500%, 04/25/2049	111,357	107,478
Series 2019-7, Class JA, 3.500%, 03/25/2049	96,540	93,462
Series 2019-74, Class LB, 3.000%, 10/25/2049	119,721	110,588
Series 2021-94, Class KU, 2.000%, 12/25/2051	148,251	88,624
		1,539,617
Freddie Mac
Series 2002-2455, Class GK, 6.500%, 05/15/2032	9,860	10,371
Series 2002-2505, Class D, 5.500%, 09/15/2032	20,247	20,819
Series 2005-2990, Class GO, –%, 02/15/2035(b)	23,459	20,508
Series 2011-3965, Class ZA, 4.000%, 11/15/2041	253,854	246,431
Series 2012-4096, Class BY, 2.000%, 08/15/2042	85,000	67,346
Series 2012-4116, Class UC, 2.500%, 10/15/2042	103,000	74,986
Series 2012-4140, Class BW, 2.500%, 12/15/2042	100,000	78,353
Series 2015-4537, Class AZ, 3.000%, 12/15/2045	19,927	17,692
Series 2016-4579, Class W, 6.948%, 01/15/2038(a)	62,336	65,322
Series 2016-4614, Class PB, 3.000%, 01/15/2046	208,093	194,051
Series 2018-4839, Class PZ, 4.000%, 11/15/2048	129,637	111,637
Series 2021-5142, Class PN, 1.000%, 09/25/2051	64,684	48,441
Series 2021-5151, Class LV, 1.500%, 09/25/2051	262,894	142,981
		1,098,938
Ginnie Mae
Series 2009-93, Class HG, 4.000%, 09/16/2039	7,460	7,390
Series 2011-139, Class KZ, 2.500%, 10/20/2041	49,033	43,879

See Notes to Financial Statements and Financial Highlights.

38 | April 30, 2025

ALPS | Smith Credit Opportunities Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2011-141, Class GH, 3.000%, 10/16/2041	$150,000	$115,735
Series 2011-H05, Class FB, 1M US SOFR + 0.61%, 12/20/2060(a)	10,084	10,095
Series 2011-H14, Class FC, 1M US SOFR + 0.61%, 05/20/2061(a)	13,249	13,265
Series 2012-137, Class EB, 2.000%, 11/20/2042	100,000	63,233
Series 2012-16, Class ND, 2.000%, 05/20/2039	140,626	133,279
Series 2012-41, Class TJ, 4.000%, 03/20/2042	187,933	171,512
Series 2012-H20, Class BA, 1M US SOFR + 0.67%, 09/20/2062(a)	8,367	8,389
Series 2012-H29, Class SA, 1M US SOFR + 0.62%, 10/20/2062(a)	17,520	17,549
Series 2013-28, Class DB, 3.000%, 02/20/2043	170,000	146,945
Series 2013-44, Class CE, 2.500%, 03/16/2043	105,656	83,686
Series 2013-9, Class KY, 3.000%, 01/20/2043	324,000	289,272
Series 2013-H07, Class GA, 1M US SOFR + 0.58%, 03/20/2063(a)	8,460	8,467
Series 2013-H10, Class FA, 1M US SOFR + 0.51%, 03/20/2063(a)	5,166	5,165
Series 2013-H22, Class FT, 1Y US TI + 0.65%, 04/20/2063(a)	1,115	1,112
Series 2013-H23, Class FA, 1M US SOFR + 1.41%, 09/20/2063(a)	2,725	2,755
Series 2014-21, Class PB, 4.000%, 02/16/2044	150,000	134,139
Series 2014-H03, Class FA, 1M US SOFR + 0.71%, 01/20/2064(a)	3,310	3,319
Series 2015-3, Class ZD, 4.000%, 01/20/2045	188,224	178,807
Series 2015-31, Class B, 3.000%, 02/20/2045	100,000	90,109
Series 2015-43, Class DM, 2.500%, 03/20/2045	69,184	61,981
Series 2015-H10, Class JA, 2.250%, 04/20/2065	48,966	47,670
Series 2015-H29, Class FL, 1M US SOFR + 0.71%, 11/20/2065(a)	27,358	27,415
Series 2016-167, Class AD, 2.500%, 03/20/2039	213,421	198,587
	Principal Amount	Value (Note 2)
Series 2016-H09, Class FA, 1M US SOFR + 0.76%, 03/20/2066(a)	$25,066	$25,137
Series 2017-31, Class BY, 3.500%, 02/20/2047	131,000	97,344
Series 2017-H10, Class GZ, 4.479%, 04/20/2067(a)	254,115	245,736
Series 2017-H11, Class HZ, 4.524%, 04/20/2067(a)	143,298	137,216
Series 2017-H11, Class GZ, 4.591%, 04/20/2067(a)	144,089	138,745
Series 2017-H18, Class PZ, 2.000%, 04/20/2066	131,490	111,437
Series 2018-H01, Class JZ, 4.567%, 01/20/2068(a)	139,329	139,243
Series 2018-H01, Class HZ, 4.614%, 01/20/2068(a)	139,640	137,460
Series 2018-H03, Class HZ, 4.535%, 01/20/2068(a)	138,375	127,706
Series 2018-H07, Class FE, 1M US SOFR + 0.46%, 02/20/2068(a)	8,738	8,729
Series 2018-H07, Class JZ, 4.571%, 04/20/2068(a)	92,049	91,692
Series 2018-H07, Class HZ, 4.619%, 04/20/2068(a)	137,373	134,164
Series 2019-103, Class HY, 3.000%, 08/20/2049	104,493	71,594
Series 2019-31, Class JC, 3.500%, 03/20/2049	79,150	74,133
Series 2020-134, Class XB, 1.000%, 07/20/2048	125,000	70,985
Series 2020-153, Class GP, 0.500%, 10/20/2050	169,176	153,750
Series 2020-160, Class QD, 1.000%, 10/20/2050	162,034	78,729
Series 2020-H09, Class NF, 1M US SOFR + 1.36%, 04/20/2070(a)	35,336	35,870
Series 2020-H11, Class JZ, 4.162%, 05/20/2069(a)	175,818	147,016
Series 2020-H12, Class JZ, 4.176%, 08/20/2069(a)	121,954	105,255
Series 2020-H17, Class KZ, 3.631%, 09/20/2070(a)	462,948	363,363
Series 2020-H18, Class EY, 3.697%, 09/20/2070(a)	110,567	82,914
Series 2021-146, Class EH, 2.000%, 08/20/2051	113,536	64,209
Series 2021-159, Class AL, 1.000%, 09/20/2051	118,000	54,202
Series 2021-215, Class TZ, 5.000%, 12/20/2051	144,507	121,661
Series 2021-225, Class EU, 2.000%, 12/20/2051	101,007	58,955

See Notes to Financial Statements and Financial Highlights.

39 | April 30, 2025

ALPS | Smith Credit Opportunities Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2021-86, Class ML, 1.000%, 05/20/2051	$136,000	$55,172
Series 2021-H02, Class KB, 3.032%, 01/20/2071(a)	109,107	77,607
Series 2021-H02, Class PB, 4.613%, 05/20/2070(a)	102,635	100,034
Series 2021-H03, Class NY, 3.153%, 01/20/2071(a)	110,339	78,997
		5,052,810
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,286,393)		7,691,365

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.69%)

Fannie Mae-Aces
Series 2019-M17, Class X, 0.418%, 09/25/2034(a)(c)	22,469,472	291,825

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2016-K056, Class X3, 2.189%, 06/25/2026(a)(c)	591,680	13,091
Series 2016-K059, Class X1, 0.410%, 09/25/2026(a)(c)	5,736,787	15,336
Series 2017-KW03, Class X1, 0.909%, 06/25/2027(a)(c)	27,425,165	346,761
Series 2019-K087, Class X1, 0.502%, 12/25/2028(a)(c)	28,598,489	343,045
Series 2019-K092, Class X1, 0.852%, 04/25/2029(a)(c)	16,282,357	392,291
Series 2019-K093, Class X1, 1.081%, 05/25/2029(a)(c)	5,973,058	190,457
Series 2019-K094, Class X1, 1.010%, 06/25/2029(a)(c)	14,207,294	438,552
Series 2020-K121, Class X1, 1.113%, 10/25/2030(a)(c)	2,437,026	107,024
Series 2020-K738, Class X1, 1.595%, 01/25/2027(a)(c)	11,569,437	239,252
Series 2021-Q016, Class APT2, 1.473%, 05/25/2051(a)	100,613	93,741
		2,179,550
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $2,305,438)		2,471,375
	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (2.43%)

Fannie Mae Pool
Series 1998-,
6.500%, 08/01/2028	$15,194	$15,648
7.500%, 08/01/2028	15,632	15,619
Series 1999-,
8.000%, 04/01/2029	12,806	12,792
Series 2001-,
12.000%, 11/01/2030	45,944	47,149
Series 2002-,
6.000%, 12/01/2032	31,248	31,973
Series 2003-,
4.500%, 09/01/2028	19,980	19,889
4.750%, 09/01/2033	34,796	34,355
5.500%, 10/01/2033	16,803	16,851
5.500%, 12/01/2033	28,646	29,602
Series 2005-,
4.500%, 05/01/2035	16,863	16,573
6.500%, 01/01/2036	24,693	25,722
Series 2006-,
4.500%, 01/01/2036	25,987	25,806
6.000%, 03/01/2036	22,927	23,548
Series 2007-,
5.500%, 07/01/2037	8,568	8,634
6.000%, 07/01/2037	28,417	29,097
6.000%, 09/01/2037	25,121	25,931
6.500%, 11/01/2037	40,983	42,777
Series 2008-,
5.000%, 06/01/2037	15,253	14,833
5.500%, 04/01/2038	9,408	9,554
5.500%, 08/01/2038	18,775	18,622
Series 2009-,
5.000%, 04/01/2039	34,318	34,466
Series 2010-,
4.000%, 05/01/2040	2,841	2,812
5.500%, 02/01/2038	36,282	36,633
Series 2011-,
4.500%, 05/01/2041	33,987	33,403
Series 2013-,
3.000%, 04/01/2043	80,844	73,746
Series 2015-,
3.500%, 06/01/2045	44,626	43,229
5.000%, 07/01/2044	99,951	100,782
Series 2018-,
3.796%, 02/01/2048(a)	27,779	25,011
Series 2022-,
5.730%, 11/01/2032	1,500,000	1,586,899
		2,401,956
Freddie Mac Gold Pool
Series 2004-,
5.500%, 01/01/2034	24,588	24,685
Series 2005-,
5.500%, 05/01/2035	12,800	12,771
Series 2006-,
4.500%, 01/01/2036	10,002	9,760
5.500%, 12/01/2034	20,565	20,901
6.000%, 05/01/2036	46,621	47,331

See Notes to Financial Statements and Financial Highlights.

40 | April 30, 2025

ALPS | Smith Credit Opportunities Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2008-,
4.500%, 05/01/2038	$50,686	$50,396
6.000%, 08/01/2038	23,525	24,618
Series 2013-, 3.000%, 01/01/2033	33,530	32,484
Series 2014-, 3.500%, 10/01/2044	33,544	30,785
Series 2015-, 4.000%, 03/01/2044	25,308	24,238
		277,969
Freddie Mac Pool
Series 2018-,
3.500%, 08/01/2042	40,479	37,759
4.500%, 01/01/2036	59,867	59,502
		97,261
Ginnie Mae I Pool
Series 2003-, 5.500%, 10/15/2033	36,281	37,260
Series 2010-, 5.000%, 05/15/2040	37,679	38,104
		75,364
Ginnie Mae II Pool
Series 2009-,
4.000%, 11/20/2039	37,761	35,943
6.000%, 11/20/2039	51,665	53,967
Series 2011-,
4.000%, 02/20/2041	28,639	26,845
4.000%, 05/20/2041	28,399	26,620
4.000%, 10/20/2041	12,801	11,999
Series 2012-,
3.500%, 01/20/2042	87,217	79,707
3.500%, 05/20/2042	86,751	79,537
Series 2013-,
3.500%, 03/20/2043	63,876	58,098
5.500%, 11/20/2035	65,259	66,900
Series 2014-,
3.750%, 04/20/2044	64,912	60,023
4.000%, 05/20/2044	64,202	60,348
Series 2016-, 3.500%, 09/20/2046	15,901	14,291
Series 2021-, 4.000%, 05/20/2051	135,784	124,905
		699,183
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $3,605,538)		3,551,733

	Principal Amount	Value (Note 2)
CORPORATE BONDS (63.04%)

Advertising & Marketing (1.06%)
Neptune Bidco US, Inc.
9.29%, 04/15/2029(d)	1,630,000	1,452,696
Outfront Media Capital LLC / Outfront Media Capital Corp.
7.38%, 02/15/2031(d)	100,000	104,801
	Principal Amount	Value (Note 2)
Total Advertising & Marketing		1,557,497
Aerospace & Defense (3.57%)
Boeing Co.
7.01%, 05/01/2064	$1,956,000	$2,093,187
Bombardier, Inc.
7.00%, 06/01/2032(d)	2,000,000	2,025,962
Spirit AeroSystems, Inc.
9.75%, 11/15/2030(d)	1,000,000	1,108,157
Total Aerospace & Defense		5,227,306
Airlines (1.13%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(d)	528,805	529,344
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(d)	541,939	545,711
AS Mileage Plan IP, Ltd.
5.31%, 10/20/2031(d)	600,000	575,171
Total Airlines		1,650,226
Automobiles Manufacturing (0.50%)
Ford Motor Credit Co. LLC
6.50%, 02/07/2035	750,000	726,209

Banks (5.72%)
Associated Banc-Corp
1D US SOFR + 3.03%, 08/29/2030(a)	1,700,000	1,709,993
Discover Bank
5.97%, 08/09/2028(a)	1,525,000	1,558,632
First Citizens BancShares, Inc.
5Y US TI + 1.97%, 03/12/2040(a)	850,000	812,499
M&T Bank Corp.
1D US SOFR + 2.80%, 10/30/2029(a)	689,000	741,457
Regions Financial Corp.
1D US SOFR + 2.06%, 09/06/2035(a)	1,137,000	1,113,854
Synovus Bank/Columbus GA
5Y US TI + 3.63%, 10/29/2030(a)	1,578,000	1,554,813
Synovus Financial Corp.
1D US SOFR + 2.347%, 11/01/2030(a)	500,000	504,753
Wells Fargo & Co.
1D US SOFR + 1.74%, 04/23/2036(a)	361,000	366,710
Total Banks		8,362,711
Cable & Satellite (2.06%)
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
10.00%, 02/15/2031(d)	2,280,000	2,160,848
Sirius XM Radio LLC
5.00%, 08/01/2027(d)	856,000	846,477

See Notes to Financial Statements and Financial Highlights.

41 | April 30, 2025

ALPS | Smith Credit Opportunities Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Total Cable & Satellite		3,007,325
Casinos & Gaming (1.97%)
MGM Resorts International
6.13%, 09/15/2029	$100,000	$99,640
Penn Entertainment, Inc.
5.63%, 01/15/2027(d)	1,684,000	1,658,672
Station Casinos LLC
4.50%, 02/15/2028(d)	1,150,000	1,110,538
Total Casinos & Gaming		2,868,850
Consumer Finance (1.19%)
Boost Newco Borrower LLC
7.50%, 01/15/2031(d)	566,000	597,807
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032(d)	1,130,000	1,147,003
Total Consumer Finance		1,744,810
Consumer Products (0.78%)
Perrigo Finance Unlimited Co.
Series USD 6.13%, 09/30/2032	1,150,000	1,142,294

Containers & Packaging (0.68%)
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027(d)	1,000,000	998,681

Department Stores (1.29%)
Macy’s Retail Holdings LLC
6.13%, 03/15/2032(d)	1,200,000	1,082,378
Saks Global Enterprises LLC
11.00%, 12/15/2029(d)	1,330,000	808,184
Total Department Stores		1,890,562
Entertainment Content (1.92%)
Paramount Global
4.20%, 05/19/2032	1,712,000	1,532,456
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	565,000	484,002
5.14%, 03/15/2052	650,000	444,645
5.39%, 03/15/2062	500,000	340,393
Total Entertainment Content		2,801,496
Entertainment Resources (0.84%)
Six Flags Entertainment Corp.
7.25%, 05/15/2031(d)	1,215,000	1,232,663

Exploration & Production (5.26%)
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
6.63%, 10/15/2032(d)	1,000,000	990,580
Civitas Resources, Inc.
8.75%, 07/01/2031(d)	704,000	670,052
	Principal Amount	Value (Note 2)
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(d)	$1,506,000	$1,458,772
7.25%, 02/15/2035(d)	798,000	696,297
Occidental Petroleum Corp.
7.88%, 09/15/2031	1,500,000	1,634,750
Permian Resources Operating LLC
6.25%, 02/01/2033(d)	500,000	489,397
9.88%, 07/15/2031(d)	69,000	74,780
Range Resources Corp.
8.25%, 01/15/2029	700,000	717,468
SM Energy Co.
6.75%, 08/01/2029(d)	1,000,000	935,164
Total Exploration & Production		7,667,260
Financial Services (2.11%)
Jane Street Group / JSG Finance, Inc.
6.13%, 11/01/2032(d)	365,000	359,076
6.75%, 05/01/2033(d)	230,000	231,256
7.13%, 04/30/2031(d)	1,500,000	1,548,213
Morgan Stanley
1D US SOFR + 1.757%, 04/17/2036(a)	360,000	367,724
UBS Group AG
1D US SOFR + 3.92%, 08/12/2033(a)(d)	550,000	589,044
Total Financial Services		3,095,313
Food & Beverage (1.56%)
Chobani Holdco II LLC
8.75%, 10/01/2029(d)	100,000	106,217
Pilgrim’s Pride Corp.
6.25%, 07/01/2033	1,050,000	1,094,898
6.88%, 05/15/2034	1,001,000	1,086,028
Total Food & Beverage		2,287,143
Hardware (0.77%)
NCR Atleos Corp.
9.50%, 04/01/2029(d)	1,050,000	1,130,660

Health Care Facilities & Services (1.81%)
CVS Health Corp.
5Y US TI + 2.886%, 03/10/2055(a)	590,000	598,289
HCA, Inc.
5.45%, 09/15/2034	1,050,000	1,042,374
Star Parent, Inc.
9.00%, 10/01/2030(d)	1,000,000	1,013,071
Total Health Care Facilities & Services		2,653,734
Home Improvement (0.69%)
Masterbrand, Inc.
7.00%, 07/15/2032(d)	1,000,000	1,003,625

See Notes to Financial Statements and Financial Highlights.

42 | April 30, 2025

ALPS | Smith Credit Opportunities Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Internet Media (0.68%)
Snap, Inc.
6.88%, 03/01/2033(d)	$1,000,000	$999,580

Leisure Products Manufacturing (0.75%)
Amer Sports Co.
6.75%, 02/16/2031(d)	1,100,000	1,114,061

Medical Equipment & Devices Manufacturing (0.17%)
Insulet Corp.
6.50%, 04/01/2033(d)	250,000	255,260

Oil & Gas Services & Equipment (3.11%)
Diamond Foreign Asset Co. / Diamond Finance LLC
8.50%, 10/01/2030(d)	1,000,000	957,105
Noble Finance II LLC
8.00%, 04/15/2030(d)	1,350,000	1,287,444
Seadrill Finance, Ltd.
8.38%, 08/01/2030(d)	1,000,000	937,676
Transocean Titan Financing, Ltd.
8.38%, 02/01/2028(d)	610,714	605,546
Transocean, Inc.
8.50%, 05/15/2031(d)	1,000,000	773,929
Total Oil & Gas Services & Equipment		4,561,700
Pharmaceuticals (1.00%)
Organon & Co. / Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/2031(d)	829,000	696,476
7.88%, 05/15/2034(d)	825,000	760,870
Total Pharmaceuticals		1,457,346
Pipeline (4.90%)
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.00%, 07/15/2029(d)	1,100,000	1,120,193
Buckeye Partners LP
6.88%, 07/01/2029(d)	736,000	750,571
Flex Intermediate Holdco LLC
4.32%, 12/30/2039(d)	1,069,000	835,258
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 05/15/2033	500,000	485,671
8.25%, 01/15/2029	1,750,000	1,780,239
Global Partners LP / GLP Finance Corp.
8.25%, 01/15/2032(d)	1,168,000	1,190,198
Venture Global LNG, Inc.
9.88%, 02/01/2032(d)	1,000,000	1,015,989
Total Pipeline		7,178,119
Publishing & Broadcasting (0.85%)
Nexstar Media, Inc.
5.63%, 07/15/2027(d)	1,255,000	1,244,372
	Principal Amount	Value (Note 2)
Real Estate (2.95%)
CBRE Services, Inc.
5.50%, 06/15/2035	$1,000,000	$996,785
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(d)	1,374,000	1,381,688
8.88%, 09/01/2031(d)	250,000	267,703
Kennedy-Wilson, Inc.
4.75%, 02/01/2030	1,900,000	1,677,605
Total Real Estate		4,323,781
Refining & Marketing (1.05%)
Sunoco LP
7.00%, 05/01/2029(d)	1,000,000	1,029,118
7.25%, 05/01/2032(d)	500,000	518,988
Total Refining & Marketing		1,548,106
Restaurants (1.47%)
Brinker International, Inc.
8.25%, 07/15/2030(d)	1,050,000	1,102,451
Raising Cane’s Restaurants LLC
9.38%, 05/01/2029(d)	1,000,000	1,061,004
Total Restaurants		2,163,455
Semiconductors (1.45%)
Foundry JV Holdco LLC
6.10%, 01/25/2036(d)	2,070,000	2,111,460

Software & Services (0.75%)
Cloud Software Group, Inc.
6.50%, 03/31/2029(d)	1,100,000	1,101,440

Supermarkets & Pharmacies (1.66%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(d)	1,050,000	1,067,746
Kroger Co.
5.00%, 09/15/2034	1,380,000	1,353,134
Total Supermarkets & Pharmacies		2,420,880
Travel & Lodging (3.98%)
Carnival Corp.
7.00%, 08/15/2029(d)	500,000	521,976
NCL Corp., Ltd.
6.75%, 02/01/2032(d)	1,000,000	977,125
8.13%, 01/15/2029(d)	1,000,000	1,047,912
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033(d)	500,000	501,721
6.25%, 03/15/2032(d)	1,089,000	1,106,247
Viking Cruises, Ltd.
9.13%, 07/15/2031(d)	1,000,000	1,070,035
Viking Ocean Cruises Ship VII, Ltd.
5.63%, 02/15/2029(d)	603,000	597,459
Total Travel & Lodging		5,822,475

See Notes to Financial Statements and Financial Highlights.

43 | April 30, 2025

ALPS | Smith Credit Opportunities Fund

Statement of Investments	April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Utilities (1.63%)
AmeriGas Partners LP / AmeriGas Finance Corp.
9.38%, 06/01/2028(d)	$825,000	$820,842
Talen Energy
8.63%, 06/01/2030(d)	1,000,000	1,068,700
XPLR Infrastructure Operating Partners LP
8.38%, 01/15/2031(d)	500,000	502,318
Total Utilities		2,391,860
Waste & Environment Services & Equipment (1.73%)
Waste Pro USA, Inc.
7.00%, 02/01/2033(d)	865,000	884,706
Wrangler Holdco Corp.
6.63%, 04/01/2032(d)	1,600,000	1,644,076
Total Waste & Environment Services & Equipment		2,528,782

TOTAL CORPORATE BONDS
(Cost $93,215,415)		92,271,042

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (12.56%)

U.S. Treasury Bonds (12.56%)
United States Treasury Bonds
4.13%, 08/15/2044	2,934,000	2,720,368
4.50%, 11/15/2054	2,343,000	2,268,683
4.63%, 02/15/2055	5,395,000	5,339,364
4.75%, 02/15/2045	1,154,000	1,162,204
United States Treasury Inflation Indexed Bonds
2.13%, 01/15/2035	725,848	738,958
2.38%, 02/15/2055	734,022	715,415
United States Treasury Notes
3.88%, 03/31/2027	2,869,000	2,882,561
4.00%, 03/31/2030	1,460,000	1,478,364
4.13%, 03/31/2032	713,000	721,578
4.63%, 02/15/2035	349,000	362,115
Total U.S. Treasury Bonds		18,389,610

TOTAL GOVERNMENT BONDS
(Cost $18,469,634)		18,389,610

	Shares	Value (Note 2)
PREFERRED STOCK (4.59%)

Financials (2.78%)
Banks (0.56%)
Bank of Hawaii., 8.000%(e)	11,359	$289,541
Wells Fargo & Co., Series U, 5.875%(e)	521,000	519,898
		809,439
	Shares	Value (Note 2)
Consumer Finance (0.84%)
American Express Co., 3.550%(e)	1,290,000	$1,237,540

Financial Services (1.38%)
Charles Schwab Corp., Series G, 5Y US TI + 4.971%(a)(e)	1,238,000	1,236,994
UBS Group AG, 7.125%(a)(d)(e)	825,000	791,078
		2,028,072
Total Financials		4,075,051

Government (0.32%)
Government Agencies (0.32%)
CoBank ACB, Series M, 5Y US TI + 2.818%(a)(e)	455,000	464,993
Total Government		464,993

Utilities (1.49%)
Utilities (1.49%)
National Rural Utilities Cooperative Finance Corp.,
3M US SOFR + 3.17%(a)(e)	2,187,000	2,180,881
Total Utilities		2,180,881

TOTAL PREFERRED STOCK
(Cost $6,527,288)		6,720,925

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.68%)

Money Market Fund (2.68%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	4.24%	3,925,213	3,925,213

TOTAL SHORT TERM INVESTMENTS
(Cost $3,925,213)			3,925,213

TOTAL INVESTMENTS (98.63%)
(Cost $144,775,068)			$144,380,055

Other Assets In Excess Of Liabilities (1.37%)			2,003,651

NET ASSETS (100.00%)			$146,383,706

See Notes to Financial Statements and Financial Highlights.

44 | April 30, 2025

ALPS | Smith Credit Opportunities Fund

Statement of Investments	April 30, 2025 (Unaudited)

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

TI – Treasury Index

Reference Rates:

1M US SOFR - 1 Month SOFR as of April 30, 2025 was 4.35%

3M US SOFR - 3 Month SOFR as of April 30, 2025 was 4.36%

30D US SOFR - 30 Day SOFR as of April 30, 2025 was 4.35%

1D US SOFR - 1 Day SOFR as of April 30, 2025 was 4.34%

1M US SOFR - 1 Month SOFR as of April 30, 2025 was 4.35%

1Y US TI - 1 Year US TI as of April 30, 2025 was 3.85%

5Y US TI - 5 Year US TI as of April 30, 2025 was 3.72%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of April 30, 2025 is based on the reference rate plus the displayed spread as of the security’s last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, the aggregate market value of those securities was $65,001,618, representing 44.40% of net assets.
(e)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Financial Statements and Financial Highlights.

45 | April 30, 2025

ALPS | Smith Funds

Statements of Assets and Liabilities	April 30, 2025 (Unaudited)

	ALPS | Smith Short Duration Bond Fund		ALPS | Smith Total Return Bond Fund		ALPS | Smith Credit Opportunities Fund
ASSETS
Investments, at value	$616,097,050		$3,194,903,824		$144,380,055
Receivable for investments sold	32,506,774		77,992,714		2,030,279
Receivable for shares sold	1,449,670		3,530,624		3,453
Interest receivable	6,419,447		31,129,250		2,017,556
Prepaid expenses and other assets	25,506		46,643		17,119
Total Assets	656,498,447		3,307,603,055		148,448,462
LIABILITIES
Payable for investments purchased	37,907,396		81,089,097		1,754,212
Payable for shares redeemed	436,530		1,788,755		163,844
Investment advisory fees payable	150,537		1,048,055		64,440
Administration and transfer agency fees payable	81,241		505,286		57,535
Distribution and services fees payable	15,764		21,478		817
Trustees’ fees and expenses payable	1,837		12,668		1,867
Professional fees payable	13,353		30,444		10,590
Custody fees payable	5,853		19,316		6,435
Accrued expenses and other liabilities	7,509		55,587		5,016
Total Liabilities	38,620,020		84,570,686		2,064,756
NET ASSETS	$617,878,427		$3,223,032,369		$146,383,706
NET ASSETS CONSIST OF
Paid-in capital	$634,657,583		$3,468,598,244		$187,797,279
Total distributable earnings/(accumulated losses)	(16,779,156)		(245,565,875)		(41,413,573)
NET ASSETS	$617,878,427		$3,223,032,369		$146,383,706
INVESTMENTS, AT COST	$609,898,797		$3,203,484,063		$144,775,068

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$10.30		$9.66		$9.07
Net Assets	$35,726,414		$11,964,504		$285,846
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	3,469,039		1,238,396		31,531
Class A:
Net Asset Value, offering and redemption price per share	$10.30		$9.65		$9.03
Net Assets	$6,571,079		$23,873,566		$1,091,823
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	637,895		2,472,704		120,977
Maximum offering price per share	$10.54	(a)	$9.88	(a)	$9.23	(a)
Class C:
Net Asset Value, offering and redemption price per share(b)	$10.25		$9.63		$8.99
Net Assets	$2,466,769		$3,992,906		$464,599
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	240,696		414,680		51,699
Class I:
Net Asset Value, offering and redemption price per share	$10.30		$9.64		$8.99
Net Assets	$573,114,165		$3,183,201,393		$144,541,438
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	55,628,141		330,077,532		16,069,220

See Notes to Financial Statements and Financial Highlights.

46 | April 30, 2025

ALPS | Smith Funds

Statements of Assets and Liabilities	April 30, 2025 (Unaudited)

(a)	(NAV/0.9775), based on maximum sales charge of 2.25% of the offering price.
(b)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund’s Prospectus.

See Notes to Financial Statements and Financial Highlights.

47 | April 30, 2025

ALPS | Smith Funds

Statements of Operations	For the Six Months Ended April 30, 2025 (Unaudited)

	ALPS | Smith Short Duration Bond Fund	ALPS | Smith Total Return Bond Fund	ALPS | Smith Credit Opportunities Fund
INVESTMENT INCOME
Dividends	$140,369	$593,289	$83,122
Interest	14,191,294	79,135,126	5,325,940
Total Investment Income	14,331,663	79,728,415	5,409,062

EXPENSES
Investment advisory fees	1,087,269	8,692,532	668,280
Administrative fees	251,697	1,459,832	119,209
Delegated transfer agent equivalent services fees	231,913	1,208,688	87,519
Distribution and service fees
Investor Class	42,270	23,659	133
Class A	11,690	50,647	488
Class C	11,701	19,855	2,334
Professional fees	15,137	42,552	11,577
Reports to shareholders and printing fees	13,192	53,578	4,253
State registration fees	39,083	61,132	36,320
Insurance fees	6,446	34,940	2,405
Custody fees	10,905	51,516	7,417
Trustees’ fees and expenses	23,116	127,026	8,719
Repayment of previously waived fees
Investor Class	232	–	113
Class A	13	–	483
Miscellaneous expenses	7,706	20,543	5,302
Total Expenses	1,752,370	11,846,500	954,552
Less fees waived/reimbursed by investment advisor (Note 6)
Investor Class	(530)	(7,325)	(84)
Class A	(251)	(15,298)	(247)
Class C	(462)	(2,966)	(182)
Class I	(225,144)	(2,316,221)	(150,578)
Net Expenses	1,525,983	9,504,690	803,461
Net Investment Income	12,805,680	70,223,725	4,605,601
Net realized gain/(loss) on investments	160,851	(11,171,515)	(851,968)
Net Realized Gain/(Loss)	160,851	(11,171,515)	(851,968)
Net change in unrealized appreciation/(depreciation) on investments	4,290,900	12,145,118	(2,108,466)
Net Change in Unrealized Appreciation/(Depreciation)	4,290,900	12,145,118	(2,108,466)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	4,451,751	973,603	(2,960,434)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,257,431	$71,197,328	$1,645,167

See Notes to Financial Statements and Financial Highlights.

48 | April 30, 2025

ALPS | Smith Short Duration Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
OPERATIONS
Net investment income	$12,805,680	$25,592,092
Net realized gain	160,851	1,999,799
Net change in unrealized appreciation	4,290,900	12,102,690
Net Increase in Net Assets Resulting from Operations	17,257,431	39,694,581

DISTRIBUTIONS
From distributable earnings
Investor Class	(570,642)	(790,319)
Class A	(173,392)	(485,413)
Class C	(38,996)	(80,323)
Class I	(12,020,173)	(24,295,800)
Net Decrease in Net Assets from Distributions	(12,803,203)	(25,651,855)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	18,720,858	7,495,967
Class A	859,447	12,933,214
Class C	209,238	479,319
Class I	109,970,405	274,793,069
Dividends reinvested
Investor Class	545,817	729,042
Class A	135,720	394,449
Class C	22,522	43,695
Class I	8,750,320	17,033,030
Shares redeemed, net of redemption fees
Investor Class	(5,262,809)	(4,699,507)
Class A	(4,906,433)	(13,885,383)
Class C	(71,878)	(612,006)
Class I	(92,566,036)	(338,153,242)
Net Increase/(Decrease) in Net Assets Derived from Beneficial Interest Transactions	36,407,171	(43,448,353)

Net increase/(decrease) in net assets	40,861,399	(29,405,627)

NET ASSETS
Beginning of period	577,017,028	606,422,655
End of period	$617,878,427	$577,017,028

See Notes to Financial Statements and Financial Highlights.

49 | April 30, 2025

ALPS | Smith Total Return Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
OPERATIONS
Net investment income	$70,223,725	$131,567,796
Net realized gain/(loss)	(11,171,515)	1,936,067
Net change in unrealized appreciation	12,145,118	164,518,816
Net Increase in Net Assets Resulting from Operations	71,197,328	298,022,679

DISTRIBUTIONS
From distributable earnings
Investor Class	(313,235)	(1,212,511)
Class A	(636,225)	(1,414,699)
Class C	(68,888)	(158,784)
Class I	(70,219,679)	(130,619,629)
Net Decrease in Net Assets from Distributions	(71,238,027)	(133,405,623)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	1,415,268	16,574,425
Class A	5,358,088	29,968,730
Class C	235,754	873,671
Class I	494,322,773	1,656,278,430
Dividends reinvested
Investor Class	308,658	1,194,922
Class A	496,852	1,260,635
Class C	56,621	130,766
Class I	53,493,325	102,185,872
Shares redeemed, net of redemption fees
Investor Class	(13,099,978)	(18,066,597)
Class A	(18,529,792)	(18,623,509)
Class C	(443,525)	(1,622,177)
Class I	(551,566,871)	(1,013,141,297)
Net Increase/(Decrease) in Net Assets Derived from Beneficial Interest Transactions	(27,952,827)	757,013,871

Net increase/(decrease) in net assets	(27,993,526)	921,630,927

NET ASSETS
Beginning of period	3,251,025,895	2,329,394,968
End of period	$3,223,032,369	$3,251,025,895

See Notes to Financial Statements and Financial Highlights.

50 | April 30, 2025

ALPS | Smith Credit Opportunities Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
OPERATIONS
Net investment income	$4,605,601	$12,976,222
Net realized gain/(loss)	(851,968)	1,050,803
Net change in unrealized appreciation/(depreciation)	(2,108,466)	15,203,954
Net Increase in Net Assets Resulting from Operations	1,645,167	29,230,979

DISTRIBUTIONS
From distributable earnings
Investor Class	(7,661)	(17,955)
Class A	(29,449)	(64,848)
Class C	(10,043)	(22,372)
Class I	(4,543,632)	(13,005,148)
Net Decrease in Net Assets from Distributions	(4,590,785)	(13,110,323)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	15	104
Class A	9,784	239,123
Class C	–	15,413
Class I	5,006,025	60,154,679
Dividends reinvested
Investor Class	7,661	17,955
Class A	4,289	8,937
Class I	3,926,153	10,465,283
Shares redeemed
Investor Class	(46,586)	(29,413)
Class A	(77,344)	(359,830)
Class I	(70,018,190)	(91,761,632)
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(61,188,193)	(21,249,381)

Net decrease in net assets	(64,133,811)	(5,128,725)

NET ASSETS
Beginning of period	210,517,517	215,646,242
End of period	$146,383,706	$210,517,517

See Notes to Financial Statements and Financial Highlights.

51 | April 30, 2025

ALPS | Smith Short Duration Bond Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$10.23		$9.98	$9.98	$10.57	$10.62	$10.25

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.41	0.33	0.14	0.05	0.11
Net realized and unrealized gain/(loss)	0.07		0.26	–	(0.59)	0.03	0.48
Total from investment operations	0.27		0.67	0.33	(0.45)	0.08	0.59

DISTRIBUTIONS:
From net investment income	(0.20)		(0.42)	(0.33)	(0.11)	(0.05)	(0.14)
From net realized gains	–		–	–	(0.03)	(0.08)	(0.08)
Total distributions	(0.20)		(0.42)	(0.33)	(0.14)	(0.13)	(0.22)

Net increase/(decrease) in net asset value	0.07		0.25	–	(0.59)	(0.05)	0.37
Net asset value, end of period	$10.30		$10.23	$9.98	$9.98	$10.57	$10.62
TOTAL RETURN(b)	2.70%		6.79%	3.39%	(4.31)%	0.77%	5.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$35,726		$21,454	$17,484	$19,227	$10,194	$9,100
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.79	%(c)	0.82%	0.83%	0.84%	0.90%	0.95%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.79	%(c)	0.79%	0.78%	0.78%	0.76%	0.78%
Ratio of net investment income to average net assets	4.01	%(c)	4.07%	3.23%	1.41%	0.51%	1.02%
Portfolio turnover rate(d)	57%		157%	134%	99%	165%	457%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

52 | April 30, 2025

ALPS | Smith Short Duration Bond Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$10.23		$9.98	$9.98	$10.56	$10.61	$10.24

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.42	0.32	0.11	0.05	0.12
Net realized and unrealized gain/(loss)	0.06		0.25	0.02	(0.55)	0.03	0.47
Total from investment operations	0.27		0.67	0.34	(0.44)	0.08	0.59

DISTRIBUTIONS:
From net investment income	(0.20)		(0.42)	(0.34)	(0.11)	(0.05)	(0.14)
From net realized gains	–		–	–	(0.03)	(0.08)	(0.08)
Total distributions	(0.20)		(0.42)	(0.34)	(0.14)	(0.13)	(0.22)

Net increase/(decrease) in net asset value	0.07		0.25	–	(0.58)	(0.05)	0.37
Net asset value, end of period	$10.30		$10.23	$9.98	$9.98	$10.56	$10.61
TOTAL RETURN(b)	2.69%		6.82%	3.42%	(4.19)%	0.77%	5.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$6,571		$10,427	$10,778	$15,429	$16,868	$3,702
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.75	%(c)	0.76%	0.75%	0.79%	0.84%	0.94%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.75	%(c)	0.75%	0.75%	0.74%	0.76%	0.77%
Ratio of net investment income to average net assets	4.07	%(c)	4.13%	3.22%	1.08%	0.51%	1.10%
Portfolio turnover rate(d)	57%		157%	134%	99%	165%	457%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

53 | April 30, 2025

ALPS | Smith Short Duration Bond Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021		For the Year Ended October 31, 2020
Net asset value, beginning of period	$10.18		$9.94	$9.93	$10.53	$10.61		$10.24

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.17		0.34	0.25	0.04	(0.02)		0.05
Net realized and unrealized gain/(loss)	0.07		0.25	0.02	(0.56)	0.02		0.47
Total from investment operations	0.24		0.59	0.27	(0.52)	–		0.52

DISTRIBUTIONS:
From net investment income	(0.17)		(0.35)	(0.26)	(0.05)	(0.00	)(b)	(0.07)
From net realized gains	–		–	–	(0.03)	(0.08)		(0.08)
Total distributions	(0.17)		(0.35)	(0.26)	(0.08)	(0.08)		(0.15)

Net increase/(decrease) in net asset value	0.07		0.24	0.01	(0.60)	(0.08)		0.37
Net asset value, end of period	$10.25		$10.18	$9.94	$9.93	$10.53		$10.61
TOTAL RETURN(c)	2.36%		5.97%	2.77%	(5.01)%	(0.01)%		5.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,467		$2,290	$2,321	$3,784	$3,472		$2,193
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.53	%(d)	1.53%	1.53%	1.53%	1.55%		1.67%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.49	%(d)	1.49%	1.49%	1.49%	1.49%		1.49%
Ratio of net investment income/(loss) to average net assets	3.32	%(d)	3.37%	2.46%	0.43%	(0.22)%		0.46%
Portfolio turnover rate(e)	57%		157%	134%	99%	165%		457%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

54 | April 30, 2025

ALPS | Smith Short Duration Bond Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$10.23		$9.98	$9.98	$10.57	$10.62	$10.25

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22		0.45	0.35	0.15	0.08	0.16
Net realized and unrealized gain/(loss)	0.07		0.25	0.01	(0.57)	0.03	0.46
Total from investment operations	0.29		0.70	0.36	(0.42)	0.11	0.62

DISTRIBUTIONS:
From net investment income	(0.22)		(0.45)	(0.36)	(0.14)	(0.08)	(0.17)
From net realized gains	–		–	–	(0.03)	(0.08)	(0.08)
Total distributions	(0.22)		(0.45)	(0.36)	(0.17)	(0.16)	(0.25)

REDEMPTION FEES ADDED TO PAID-IN
CAPITAL (NOTE 6)	–		–	–	–	–	0.00 (b)
Net increase/(decrease) in net asset value	0.07		0.25	–	(0.59)	(0.05)	0.37
Net asset value, end of period	$10.30		$10.23	$9.98	$9.98	$10.57	$10.62
TOTAL RETURN(c)	2.86%		7.10%	3.69%	(4.03)%	1.05%	6.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$573,114		$542,845	$575,840	$725,087	$492,215	$166,817
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.57	%(d)	0.57%	0.56%	0.56%	0.58%	0.70%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.49	%(d)	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	4.32	%(d)	4.37%	3.52%	1.47%	0.77%	1.52%
Portfolio turnover rate(e)	57%		157%	134%	99%	165%	457%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

55 | April 30, 2025

ALPS | Smith Total Return Bond Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$9.65		$9.02	$9.34	$11.23		$11.46	$10.99

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.41	0.36	0.22		0.18	0.19
Net realized and unrealized gain/(loss)	0.02		0.63	(0.33)	(1.85)		(0.03)	0.57
Total from investment operations	0.21		1.04	0.03	(1.63)		0.15	0.76

DISTRIBUTIONS:
From net investment income	(0.20)		(0.41)	(0.35)	(0.26)		(0.19)	(0.19)
From net realized gains	–		–	–	–		(0.19)	(0.10)
From tax return of capital	–		–	–	(0.00	)(b)	–	–
Total distributions	(0.20)		(0.41)	(0.35)	(0.26)		(0.38)	(0.29)

REDEMPTION FEES ADDED TO PAID-IN
CAPITAL (NOTE 6)	–		–	–	–		–	0.00 (b)
Net increase/(decrease) in net asset value	0.01		0.63	(0.32)	(1.89)		(0.23)	0.47
Net asset value, end of period	$9.66		$9.65	$9.02	$9.34		$11.23	$11.46
TOTAL RETURN(c)	2.16%		11.63%	0.23%	(14.73)%		1.26%	6.95%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$11,965		$23,458	$22,228	$4,252		$9,605	$10,109
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.98	%(d)	0.97%	0.96%	0.97%		0.98%	1.01%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	0.89	%(d)	0.89%	0.90%	0.93%		0.95%	0.96%
Ratio of net investment income to average net assets	4.07	%(d)	4.22%	3.78%	2.14%		1.55%	1.66%
Portfolio turnover rate(f)	75%		135%	133%	179%		178%	360%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Effective September 1, 2023, the Adviser agreed to limit expenses to 0.59%. Prior to September 1, 2023, the Adviser agreed to limit expenses to 0.64%.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

56 | April 30, 2025

ALPS | Smith Total Return Bond Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$9.65		$9.02	$9.34	$11.23		$11.46	$10.99

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.41	0.35	0.22		0.18	0.19
Net realized and unrealized gain/(loss)	0.01		0.63	(0.32)	(1.85)		(0.03)	0.57
Total from investment operations	0.20		1.04	0.03	(1.63)		0.15	0.76

DISTRIBUTIONS:
From net investment income	(0.20)		(0.41)	(0.35)	(0.26)		(0.19)	(0.19)
From net realized gains	–		–	–	–		(0.19)	(0.10)
From tax return of capital	–		–	–	(0.00	)(b)	–	–
Total distributions	(0.20)		(0.41)	(0.35)	(0.26)		(0.38)	(0.29)

REDEMPTION FEES ADDED TO PAID-IN
CAPITAL (NOTE 6)	–		–	–	–		–	0.00 (b)
Net increase/(decrease) in net asset value	–		0.63	(0.32)	(1.89)		(0.23)	0.47
Net asset value, end of period	$9.65		$9.65	$9.02	$9.34		$11.23	$11.46
TOTAL RETURN(c)	2.07%		11.64%	0.21%	(14.62)%		1.27%	6.96%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$23,874		$36,553	$22,153	$16,024		$27,342	$15,016
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.00	%(d)	0.96%	0.97%	0.96%		0.97%	0.99%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	0.90	%(d)	0.88%	0.92%	0.92%		0.94%	0.95%
Ratio of net investment income to average net assets	4.08	%(d)	4.22%	3.69%	2.14%		1.57%	1.66%
Portfolio turnover rate(f)	75%		135%	133%	179%		178%	360%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Annualized.
(e)	Effective September 1, 2023, the Adviser agreed to limit expenses to 0.59%. Prior to September 1, 2023, the Adviser agreed to limit expenses to 0.64%.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

57 | April 30, 2025

ALPS | Smith Total Return Bond Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$9.63		$9.00	$9.32	$11.21		$11.44	$10.97

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.34	0.28	0.15		0.09	0.11
Net realized and unrealized gain/(loss)	0.01		0.63	(0.32)	(1.86)		(0.02)	0.57
Total from investment operations	0.17		0.97	(0.04)	(1.71)		0.07	0.68

DISTRIBUTIONS:
From net investment income	(0.17)		(0.34)	(0.28)	(0.18)		(0.11)	(0.11)
From net realized gains	–		–	–	–		(0.19)	(0.10)
From tax return of capital	–		–	–	(0.00	)(b)	–	–
Total distributions	(0.17)		(0.34)	(0.28)	(0.18)		(0.30)	(0.21)

Net increase/(decrease) in net asset value	–		0.63	(0.32)	(1.89)		(0.23)	0.47
Net asset value, end of period	$9.63		$9.63	$9.00	$9.32		$11.21	$11.44
TOTAL RETURN(c)	1.74%		10.87%	(0.49)%	(15.36)%		0.55%	6.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,993		$4,143	$4,451	$4,223		$7,184	$6,508
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.74	%(d)	1.73%	1.70%	1.71%		1.71%	1.72%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.59	%(d)	1.59%	1.63%	1.64%		1.66%	1.67%
Ratio of net investment income to average net assets	3.41	%(d)	3.50%	2.93%	1.42%		0.83%	0.94%
Portfolio turnover rate(f)	75%		135%	133%	179%		178%	360%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Annualized.
(e)	Effective September 1, 2023, the Adviser agreed to limit expenses to 0.59%. Prior to September 1, 2023, the Adviser agreed to limit expenses to 0.64%.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

58 | April 30, 2025

ALPS | Smith Total Return Bond Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Net asset value, beginning of period	$9.64		$9.01	$9.34	$11.22		$11.46	$10.99

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.43	0.38	0.25		0.21	0.22
Net realized and unrealized gain/(loss)	–		0.64	(0.33)	(1.84)		(0.04)	0.57
Total from investment operations	0.21		1.07	0.05	(1.59)		0.17	0.79

DISTRIBUTIONS:
From net investment income	(0.21)		(0.44)	(0.38)	(0.29)		(0.22)	(0.22)
From net realized gains	–		–	–	–		(0.19)	(0.10)
From tax return of capital	–		–	–	(0.00	)(b)	–	–
Total distributions	(0.21)		(0.44)	(0.38)	(0.29)		(0.41)	(0.32)

REDEMPTION FEES ADDED TO PAID-IN
CAPITAL (NOTE 6)	–		–	–	–		–	0.00 (b)
Net increase/(decrease) in net asset value	–		0.63	(0.33)	(1.88)		(0.24)	0.47
Net asset value, end of period	$9.64		$9.64	$9.01	$9.34		$11.22	$11.46
TOTAL RETURN(c)	2.25%		11.97%	0.40%	(14.40)%		1.47%	7.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,183,201		$3,186,873	$2,280,563	$1,613,435		$1,738,746	$1,331,786
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.74	%(d)	0.74%	0.74%	0.73%		0.73%	0.72%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	0.59	%(d)	0.59%	0.63%	0.64%		0.66%	0.67%
Ratio of net investment income to average net assets	4.41	%(d)	4.50%	3.98%	2.46%		1.84%	1.94%
Portfolio turnover rate(f)	75%		135%	133%	179%		178%	360%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Effective September 1, 2023, the Adviser agreed to limit expenses to 0.59%. Prior to September 1, 2023, the Adviser agreed to limit expenses to 0.64%.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

59 | April 30, 2025

ALPS | Smith Credit Opportunities Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$9.22		$8.55		$8.82	$10.45		$9.96	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24		0.52		0.44	0.33		0.25	0.02
Net realized and unrealized gain/(loss)	(0.16)		0.66		(0.26)	(1.59)		0.51	(0.04)
Total from investment operations	0.08		1.18		0.18	(1.26)		0.76	(0.02)

DISTRIBUTIONS:
From net investment income	(0.23)		(0.51)		(0.45)	(0.33)		(0.25)	(0.02)
From net realized gains	–		–		–	(0.04)		(0.02)	–
From tax return of capital	–		–		–	(0.00	)(b)	–	–
Total distributions	(0.23)		(0.51)		(0.45)	(0.37)		(0.27)	(0.02)

Net increase/(decrease) in net asset value	(0.15)		0.67		0.27	(1.63)		0.49	(0.04)
Net asset value, end of period	$9.07		$9.22		$8.55	$8.82		$10.45	$9.96
TOTAL RETURN(c)	0.90%		13.97%		2.01%	(12.28)%		7.63%	(0.23)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$286		$330		$316	$6,155		$6,869	$699
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.07	%(d)(e)	0.93	%(d)	0.90%	1.17%		1.25%	2.36	%(e)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.89	%(d)(e)	0.87	%(d)	0.89%	1.17%		1.19%	1.20	%(e)
Ratio of net investment income to average net assets	5.24	%(e)	5.72%		4.93%	3.44%		2.35%	1.37	%(e)
Portfolio turnover rate(f)	80%		181%		176%	187%		211%	66%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	According to the Fund’s shareholder services plan with respect to the Fund’s Investor Class shares, any amount of fees accrued according to the plan, but not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

60 | April 30, 2025

ALPS | Smith Credit Opportunities Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$9.18		$8.51		$8.83	$10.45		$9.96	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24		0.52		0.44	0.33		0.25	0.02
Net realized and unrealized gain/(loss)	(0.16)		0.66		(0.32)	(1.58)		0.51	(0.04)
Total from investment operations	0.08		1.18		0.12	(1.25)		0.76	(0.02)

DISTRIBUTIONS:
From net investment income	(0.23)		(0.51)		(0.44)	(0.33)		(0.25)	(0.02)
From net realized gains	–		–		–	(0.04)		(0.02)	–
From tax return of capital	–		–		–	(0.00	)(b)	–	–
Total distributions	(0.23)		(0.51)		(0.44)	(0.37)		(0.27)	(0.02)

Net increase/(decrease) in net asset value	(0.15)		0.67		(0.32)	(1.62)		0.49	(0.04)
Net asset value, end of period	$9.03		$9.18		$8.51	$8.83		$10.45	$9.96
TOTAL RETURN(c)	0.91%		14.04%		1.28%	(12.18)%		7.65%	(0.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,092		$1,174		$1,200	$1,088		$1,217	$996
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.03	%(d)(e)	0.89	%(d)	1.16%	1.16%		1.26%	2.38	%(e)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.86	%(d)(e)	0.83	%(d)	1.13%	1.16%		1.16%	1.20	%(e)
Ratio of net investment income to average net assets	5.28	%(e)	5.76%		4.96%	3.45%		2.41%	1.33	%(e)
Portfolio turnover rate(f)	80%		181%		176%	187%		211%	66%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	According to the Fund’s shareholder services plan with respect to the Fund’s Class A shares, any amount of fees accrued according to the plan, but not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

61 | April 30, 2025

ALPS | Smith Credit Opportunities Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$9.14		$8.51	$8.82	$10.45		$9.96	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.43	0.37	0.26		0.17	0.01
Net realized and unrealized gain/(loss)	(0.15)		0.64	(0.31)	(1.59)		0.52	(0.04)
Total from investment operations	0.04		1.07	0.06	(1.33)		0.69	(0.03)

DISTRIBUTIONS:
From net investment income	(0.19)		(0.44)	(0.37)	(0.26)		(0.18)	(0.01)
From net realized gains	–		–	–	(0.04)		(0.02)	–
From tax return of capital	–		–	–	(0.00	)(b)	–	–
Total distributions	(0.19)		(0.44)	(0.37)	(0.30)		(0.19)	(0.01)

Net increase/(decrease) in net asset value	(0.15)		0.63	(0.31)	(1.63)		0.49	(0.04)
Net asset value, end of period	$8.99		$9.14	$8.51	$8.82		$10.45	$9.96
TOTAL RETURN(c)	0.48%		12.73%	0.65%	(12.91)%		6.88%	(0.31)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$465		$473	$425	$617		$682	$498
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.98	%(d)	1.94%	1.93%	1.90%		2.00%	3.09	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.90	%(d)	1.90%	1.90%	1.90%		1.90%	1.90	%(d)
Ratio of net investment income to average net assets	4.25	%(d)	4.69%	4.17%	2.71%		1.67%	0.63	%(d)
Portfolio turnover rate(e)	80%		181%	176%	187%		211%	66%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

62 | April 30, 2025

ALPS | Smith Credit Opportunities Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$9.15		$8.51	$8.83	$10.45		$9.97	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23		0.52	0.46	0.35		0.28	0.02
Net realized and unrealized gain/(loss)	(0.15)		0.65	(0.32)	(1.57)		0.50	(0.03)
Total from investment operations	0.08		1.17	0.14	(1.22)		0.78	(0.01)

DISTRIBUTIONS:
From net investment income	(0.24)		(0.53)	(0.46)	(0.36)		(0.28)	(0.02)
From net realized gains	–		–	–	(0.04)		(0.02)	–
From tax return of capital	–		–	–	(0.00	)(b)	–	–
Total distributions	(0.24)		(0.53)	(0.46)	(0.40)		(0.30)	(0.02)

Net increase/(decrease) in net asset value	(0.16)		0.64	(0.32)	(1.62)		0.48	(0.03)
Net asset value, end of period	$8.99		$9.15	$8.51	$8.83		$10.45	$9.97
TOTAL RETURN(c)	0.87%		13.98%	1.55%	(11.94)%		7.83%	(0.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$144,541		$208,541	$213,705	$284,247		$298,535	$25,051
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.07	%(d)	1.01%	0.96%	0.93%		1.03%	1.86	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.90	%(d)	0.90%	0.90%	0.90%		0.90%	0.90	%(d)
Ratio of net investment income to average net assets	5.18	%(d)	5.69%	5.17%	3.70%		2.66%	1.79	%(d)
Portfolio turnover rate(e)	80%		181%	176%	187%		211%	66%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

63 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report includes the financial statements and financial highlights of the ALPS | Smith Short Duration Bond Fund, ALPS | Smith Total Return Bond Fund and ALPS | Smith Credit Opportunities Fund (each, a “Fund” and collectively, the “Funds”).

The ALPS | Smith Short Duration Bond Fund seeks as high a level of current income as is consistent with preservation of capital. The ALPS | Smith Total Return Bond Fund seeks to obtain maximum total return, consistent with preservation of capital. The ALPS | Smith Credit Opportunities Fund seeks to obtain maximum risk-adjusted return with a secondary focus on high current income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services -Investment Companies”. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. ALPS Advisors, Inc. (the “Adviser”) is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service utilized by the Adviser as the valuation designee (the “Valuation Designee”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values. Bonds may be purchased and held as odd lots. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Special valuation considerations may apply with respect to a Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. The Funds have odd lot pricing policies they employ to value odd lot securities.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or “Trustees”) has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Funds’ Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

64 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of April 30, 2025:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Short Duration Bond Fund
Collateralized Mortgage Obligations	$–	$164,305	$–	$164,305
Commercial Mortgage-Backed Securities	–	225,684	–	225,684
Mortgage-Backed Securities	–	6,160,204	–	6,160,204
Corporate Bonds	–	360,256,589	–	360,256,589
Government Bonds	–	246,481,523	–	246,481,523
Short Term Investments	2,808,745	–	–	2,808,745
Total	$2,808,745	$613,288,305	$–	$616,097,050

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Total Return Bond Fund
Bank Loans	$–	$25,242,079	$–	$25,242,079
Collateralized Mortgage Obligations	–	268,538,092	–	268,538,092
Commercial Mortgage-Backed Securities	–	52,006,767	–	52,006,767
Mortgage-Backed Securities	–	479,247,960	–	479,247,960
Corporate Bonds	–	1,105,079,564	–	1,105,079,564
Government Bonds	–	1,162,361,360	–	1,162,361,360
Preferred Stock	6,806,620	95,621,382	–	102,428,002
Total	$6,806,620	$3,188,097,204	$–	$3,194,903,824

65 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Credit Opportunities Fund
Bank Loans	$–	$9,358,792	$–	$9,358,792
Collateralized Mortgage Obligations	–	7,691,365	–	7,691,365
Commercial Mortgage-Backed Securities	–	2,471,375	–	2,471,375
Mortgage-Backed Securities	–	3,551,733	–	3,551,733
Corporate Bonds	–	92,271,042	–	92,271,042
Government Bonds	–	18,389,610	–	18,389,610
Preferred Stock	289,541	6,431,384	–	6,720,925
Short Term Investments	3,925,213	–	–	3,925,213
Total	$4,214,754	$140,165,301	$–	$144,380,055

For the six month period ended April 30, 2025, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six month period ended April 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends, if any, on a monthly basis and distributes capital gains, if any, annually. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Treasury Inflation Protected-Securities (“TIPS”): The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

66 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. A Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When a Fund purchases assignments of loans from lenders, such Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of April 30, 2025.

The tax character of distributions paid by the Funds for the fiscal year ended October 31, 2024 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain
ALPS | Smith Short Duration Bond Fund	$25,651,855	$–
ALPS | Smith Total Return Bond Fund	133,405,623	–
ALPS | Smith Credit Opportunities Fund	13,110,323	–

Unrealized Appreciation and Depreciation on Investments: As of April 30, 2025, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS | Smith Short Duration Bond Fund	$6,602,844	$(426,431)	$6,176,413	$609,920,637
ALPS | Smith Total Return Bond Fund	29,185,818	(46,817,769)	(17,631,951)	3,212,535,775
ALPS | Smith Credit Opportunities Fund	2,277,631	(2,896,819)	(619,188)	144,999,243

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities and U.S. Government Obligations during the six month period ended April 30, 2025 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ALPS | Smith Short Duration Bond Fund	$139,993,968	$159,612,326
ALPS | Smith Total Return Bond Fund	822,220,500	622,357,222
ALPS | Smith Credit Opportunities Fund	51,875,667	121,114,723

67 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

Purchases and sales of U.S. Government Obligations during the six-month period ended April 30, 2025 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ALPS | Smith Short Duration Bond Fund	$236,249,673	$177,298,258
ALPS | Smith Total Return Bond Fund	1,582,489,833	1,762,073,283
ALPS | Smith Credit Opportunities Fund	85,422,081	76,296,734

5. BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of capital stock were as follows:

	ALPS | Smith Short Duration Bond Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Investor Class
Shares sold	1,831,592	736,898
Dividends reinvested	53,370	71,743
Shares redeemed	(513,948)	(462,303)
Net increase in shares outstanding	1,371,014	346,338
Class A
Shares sold	84,028	1,271,414
Dividends reinvested	13,282	38,836
Shares redeemed	(479,068)	(1,370,771)
Net decrease in shares outstanding	(381,758)	(60,521)
Class C
Shares sold	20,519	47,618
Dividends reinvested	2,214	4,320
Shares redeemed	(7,074)	(60,490)
Net increase/(decrease) in shares outstanding	15,659	(8,552)
Class I
Shares sold	10,741,926	26,951,147
Dividends reinvested	855,635	1,675,797
Shares redeemed	(9,034,193)	(33,238,038)
Net increase/(decrease) in shares outstanding	2,563,368	(4,611,094)

68 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

	ALPS | Smith Total Return Bond Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Investor Class
Shares sold	147,165	1,721,733
Dividends reinvested	32,204	124,876
Shares redeemed	(1,371,075)	(1,881,622)
Net decrease in shares outstanding	(1,191,706)	(35,013)
Class A
Shares sold	556,640	3,115,132
Dividends reinvested	51,829	131,450
Shares redeemed	(1,922,320)	(1,916,329)
Net increase/(decrease) in shares outstanding	(1,313,851)	1,330,253
Class C
Shares sold	24,581	91,504
Dividends reinvested	5,917	13,679
Shares redeemed	(46,035)	(169,663)
Net decrease in shares outstanding	(15,537)	(64,480)
Class I
Shares sold	51,447,864	172,574,925
Dividends reinvested	5,581,702	10,664,099
Shares redeemed	(57,399,821)	(105,892,520)
Net increase/(decrease) in shares outstanding	(370,255)	77,346,504

	ALPS | Smith Credit Opportunities Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Investor Class
Shares sold	–	11
Dividends reinvested	836	1,972
Shares redeemed	(5,055)	(3,248)
Net decrease in shares outstanding	(4,219)	(1,265)
Class A
Shares sold	1,059	26,173
Dividends reinvested	470	985
Shares redeemed	(8,500)	(40,185)
Net decrease in shares outstanding	(6,971)	(13,027)
Class C
Shares sold	–	1,699
Net increase in shares outstanding	–	1,699
Class I
Shares sold	548,950	6,589,512
Dividends reinvested	431,803	1,152,634
Shares redeemed	(7,701,755)	(10,059,443)
Net decrease in shares outstanding	(6,721,002)	(2,317,297)

69 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market.

The Adviser has delegated daily management of the Funds listed below to Smith Capital Investors, LLC (the “Sub-Adviser”). The Sub-Adviser manages the investments of the Funds in accordance with its investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Funds listed below pay the Adviser an annual management fee which is based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects the Funds’ contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
ALPS | Smith Short Duration Bond Fund	0.365%
ALPS | Smith Total Return Bond Fund	0.545%
ALPS | Smith Credit Opportunities Fund	0.75%

Pursuant to an Investment Sub-Advisory Agreement, the Adviser pays the Sub-Adviser of the Funds listed below an annual sub-advisory management fee which is based on each Fund’s average daily assets. The Adviser is required to pay all fees due to each Sub-Adviser out of the management fee the Adviser receives from each Fund listed below. The following table reflects the Funds’ contractual sub-advisory fee rates.

Fund	Average Daily Net Assets of the Fund	Contractual Sub-Advisory Fee
ALPS | Smith Short Duration Bond Fund	All Asset Levels	0.29%
ALPS | Smith Total Return Bond Fund	All Asset Levels	0.42%
ALPS | Smith Credit Opportunities Fund	All Asset Levels	0.50%

The Adviser and Sub-Adviser have agreed contractually to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses that exceed the following annual rates below.

These agreements are reevaluated on an annual basis. Expense limitation ratios from the current agreements are listed below. Fees waived or reimbursed for the six month period ended April 30, 2025 are disclosed on the Statements of Operations.

Fund*	Investor Class	Class A	Class C	Class I
ALPS | Smith Short Duration Bond Fund	0.49%	0.49%	0.49%	0.49%
ALPS | Smith Total Return Bond Fund	0.59%	0.59%	0.59%	0.59%
ALPS | Smith Credit Opportunities Fund	0.90%	0.90%	0.90%	0.90%

*	See each Fund’s Prospectus for Expense Limitation agreement expiration dates.
70 | April 30, 2025

Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

The Adviser and the Sub-Adviser are permitted to recover expenses they have waived or reimbursed, on a class-by-class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The Funds are not obligated to pay any deferred fees and expenses more than thirty-six months after the date on which the fees were waived or expenses were deferred, as calculated on a monthly basis. As of the six month period ended April 30, 2025, the Adviser and the Sub-Adviser may seek reimbursement of previously waived and reimbursed fees as follows:

Fund	Expires 10/31/2025	Expires 10/31/2026	Expires 10/31/2027	Expires 10/31/2028	Total
ALPS | Smith Short Duration Bond Fund - Investor Class	2,840	$10,424	$5,631	$530	$19,425
ALPS | Smith Short Duration Bond Fund - Class A	4,582	3,016	1,092	251	8,941
ALPS | Smith Short Duration Bond Fund - Class C	778	1,520	909	462	3,669
ALPS | Smith Short Duration Bond Fund - Class I	268,379	457,964	442,793	225,144	1,394,280
ALPS | Smith Total Return Bond Fund - Investor Class	1,444	8,817	24,232	7,325	41,818
ALPS | Smith Total Return Bond Fund - Class A	4,453	11,874	27,162	15,298	58,787
ALPS | Smith Total Return Bond Fund - Class C	1,479	3,350	6,076	2,966	13,871
ALPS | Smith Total Return Bond Fund - Class I	783,960	2,107,663	4,310,128	2,316,221	9,517,972
ALPS | Smith Credit Opportunities Fund - Investor Class	N/A	131	210	84	425
ALPS | Smith Credit Opportunities Fund - Class A	N/A	N/A	576	247	823
ALPS | Smith Credit Opportunities Fund - Class C	N/A	185	174	182	541
ALPS | Smith Credit Opportunities Fund - Class I	20,259	139,197	243,192	150,578	553,226

ALPS | Smith Short Duration Bond Fund recouped fees of $232 (Investor Class) and $13 (Class A) during the six month period ended April 30, 2025. ALPS | Smith Credit Opportunities Fund recouped fees of $113 (Investor Class) and $483 (Class A) during the six month period ended April 30, 2025.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by the Distributor, as agent for the Funds, and the Distributor has agreed to use its best efforts to solicit orders for the sale of Funds’ shares, although it is not obliged to sell any particular amount of shares. The Distributor is not entitled to any compensation for its services. The Distributor is registered as a broker -dealer with the Securities and Exchange Commission.

Distribution and Services (12b-1) Plans

The Funds have adopted Distribution and Services Plans (the “Plans”) pursuant to Rule 12b-1 of the 1940 Act for the Investor Class, Class A and Class C shares. The Plans allows each Fund to use Investor Class, Class A and Class C assets to pay fees in connection with the distribution and marketing of Investor Class, Class A and Class C shares and/or the provision of shareholder services to Investor Class, Class A and Class C shareholders. The Plans permit payment for services in connection with the administration of plans or programs that use Investor Class, Class A and Class C shares of a Fund, if any, as their funding medium and for related expenses. The Plans permit a Fund to make total payments at an annual rate of up to 0.25% of a Fund’s average daily net assets attributable to its Investor Class and Class A shares and 0.75% of a Fund’s average daily net assets attributable to its Class C shares.

Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or shareholder ongoing services performed by such entities for beneficial shareholders of the Fund. The Distributor is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Shareholder Services Plans

The Funds have adopted a shareholder services plan with respect to the Investor Class shares and Class A shares (the “Investor Class Shareholder Services Plan” and the “Class A Shareholder Services Plan”). Under the Investor Class Shareholder Services Plan and Class A Shareholder Services Plan, the Funds are authorized to compensate certain financial intermediaries, including broker dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of Investor Class and Class A shares of the Funds attributable to or held in the name of the Participating Organizations pursuant to an agreement with a such Participating Organizations (the “Agreement”). Each Agreement will set forth the non-distribution related shareholder services to be performed by the Participating Organizations for the benefit of a Fund’s shareholders who have elected to have such Participating Organizations service their accounts. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Shareholder Services Plan fees are included with distribution and service fees in the Statements of Operations. Investor Class Shareholder Services Plan fees recaptured pursuant to the Services Plan for the six month period ended April 30, 2025 are included as an offset to distribution and service fees as disclosed in the Statements of Operations.

71 | April 30, 2025

 Notes to Financial Statements and Financial Highlights

April 30, 2025 (Unaudited)

The Funds have adopted a shareholder services plan with respect to their Class C shares (the “Class C Shareholder Services Plan”). Under the Class C Shareholder Services Plan, the Funds are authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% for Class C shares of the average daily net asset value of the Class C shares attributable to or held in the name of a Participating Organization for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year. Class C Shareholder Services Plan fees are included with distribution and service fees on the Statements of Operations.

Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of each Fund. Transactions may be processed through the National Securities Clearing Corporation or similar systems or processed on a manual basis. These fees generally are paid by the Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Fund may increase. Networking fees are shown in the Statements of Operations, if applicable to the Funds.

Fund Administrator

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administrative Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administrative fees paid by the Funds for the six month period ended April 30, 2025 are disclosed in the Statements of Operations.

ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the six month period ended April 30, 2025, are included in the Administrative fees disclosed in the Statements of Operations.

Trustees

Effective April 1, 2025, all Trustees receive a quarterly retainer of $30,000, plus $12,500 for each regular quarterly Board meeting attended. Prior to April 1, 2025, all Trustees received a quarterly retainer of $31,000. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairman of the Nominating and Governance Committee receives an additional quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements

72 | April 30, 2025

Changes in and Disagreements with Accountants
for Open-End Management Investment Companies

April 30, 2025 (Unaudited)

Not applicable for this reporting period.

73 | April 30, 2025

Proxy Disclosures for Open-End

Management Investment Companies

April 30, 2025 (Unaudited)

Not applicable for this reporting period.

74 | April 30, 2025

Remuneration Paid to Directors, Officers, and Others
of Open-End Management Investment Companies

April 30, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended April 30, 2025:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation from the Trust	Total Compensation from the Trust
Mary K. Anstine	$87,000	$—	$87,000
Jeremy W. Deems	99,000	—	99,000
Jerry G. Rutledge*	31,000	—	31,000
Michael “Ross” Shell	106,000	—	106,000
Edmund J. Burke	87,000	—	87,000
Total	$410,000	$—	$410,000

*	The FIT Board learned of Jerry Rutledge’s passing on January 9, 2025. Therefore, Mr. Rutledge no longer serves in his capacity as Trustee as of that date.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

75 | April 30, 2025

Statement Regarding Basis

for Approval of Investment Advisory Contract

April 30, 2025 (Unaudited)

Not applicable for this reporting period.

76 | April 30, 2025

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

SMT001339

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Financial Statements & Other Information

April 30, 2025

ALPS | CoreCommodity Natural Resources ETF (CCNR)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements and Financial Highlights	10
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	16
Proxy Disclosures for Open-End Management Investment Companies	17
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	18
Statement Regarding Basis for Approval of Investment Advisory Contract	19

alpsfunds.com

ALPS|CoreCommodity Natural Resources ETF

Schedule of Investments	April 30, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.17%)
Consumer Discretionary (0.93%)
Home Construction (0.77%)
Sumitomo Forestry Co., Ltd.(a)	91,726	$2,635,406

Leisure Products (0.16%)
Tianneng Power International, Ltd.(a)	673,472	560,966

TOTAL CONSUMER DISCRETIONARY		3,196,372

Consumer Staples (10.96%)
Agricultural Producers (0.20%)
Adecoagro SA	74,227	693,280

Food (9.46%)
AAK AB	19,651	513,156
Bakkafrost P/F	11,443	573,613
Cal-Maine Foods, Inc.	15,915	1,485,984
China Mengniu Dairy Co., Ltd.	906,744	2,270,484
Danone SA	23,297	2,004,736
Darling Ingredients, Inc.(b)	66,197	2,130,881
Dole PLC	49,736	755,490
Fresh Del Monte Produce, Inc.	23,067	784,509
Hormel Foods Corp.	51,210	1,531,179
Inghams Group, Ltd.	305,664	671,570
Ingredion, Inc.	10,829	1,438,308
MEIJI Holdings Co., Ltd.	70,703	1,737,658
Morinaga Milk Industry Co., Ltd.	50,355	1,195,306
Mowi ASA	112,986	2,064,579
NH Foods, Ltd.	35,487	1,336,533
Nisshin Seifun Group, Inc.	99,445	1,281,490
Nissui Corp.	181,178	1,098,244
Pilgrim’s Pride Corp.	52,356	2,857,590
Salmar ASA	21,151	1,041,956
Tyson Foods, Inc., Class A	48,051	2,942,643
WH Group, Ltd.(c)(d)	2,762,471	2,471,962
		32,187,871

Wholesale - Consumer Staples (1.30%)
Archer-Daniels-Midland Co.	47,940	2,289,135
Bunge Global SA	27,087	2,132,289
		4,421,424

TOTAL CONSUMER STAPLES		37,302,575

Energy (35.41%)
Oil & Gas Producers (21.05%)
Aker BP ASA	125,128	2,684,562
Antero Resources Corp.(b)	3,074	107,067
APA Corp.	80,709	1,254,218
ARC Resources, Ltd.	55,450	1,026,062
Baytex Energy Corp.(a)	1,118,566	1,728,236
	Shares	Value (Note 2)
Oil & Gas Producers (continued)
Beach Energy, Ltd.	1,037,036	$780,520
Birchcliff Energy, Ltd.	121,911	497,867
California Resources Corp.	37,743	1,302,511
Canadian Natural Resources, Ltd.	44,341	1,272,400
Cenovus Energy, Inc.	121,566	1,431,174
Chevron Corp.	2,124	288,991
China Petroleum & Chemical Corp., Class H	1,580,513	809,046
Chord Energy Corp.	13,947	1,258,438
Civitas Resources, Inc.	67,786	1,847,169
CNX Resources Corp.(b)	2,608	76,753
ConocoPhillips	21,269	1,895,493
Coterra Energy, Inc.	67,271	1,652,176
Crescent Energy Co.	10,860	89,921
Delek Group, Ltd.	6,081	967,198
Devon Energy Corp.	91,356	2,778,136
Diamondback Energy, Inc.	721	95,179
Eni SpA	17,941	258,121
Eni SpA, Sponsored ADR(a)	727	20,654
EOG Resources, Inc.	19,674	2,170,632
EQT Corp.	3,551	175,561
Equinor ASA	37,313	853,256
Exxon Mobil Corp.	3,907	412,696
Freehold Royalties, Ltd.(a)	111,080	919,355
Gulfport Energy Corp.(b)	270	46,575
Hess Corp.	1,328	171,378
Imperial Oil, Ltd.	12,576	848,282
Inpex Corp.(a)	123,062	1,556,995
Japan Petroleum Exploration Co., Ltd.	238,162	1,707,344
Karoon Energy, Ltd.(a)	1,186,721	1,094,621
Magnolia Oil & Gas Corp., Class A	70,118	1,439,523
Matador Resources Co.	64,706	2,558,475
MEG Energy Corp.(a)	207,704	2,913,821
MOL Hungarian Oil & Gas PLC	74,056	625,227
Murphy Oil Corp.	165,503	3,397,778
NuVista Energy, Ltd.(a)(b)	135,118	1,151,630
Occidental Petroleum Corp.	5,636	222,115
OMV AG	3,293	169,960
Paramount Resources, Ltd., Class A(a)	129,765	1,473,105
Parex Resources, Inc.(a)	218,929	1,762,739
Permian Resources Corp.	127,135	1,500,193
Peyto Exploration & Development Corp.(a)	111,404	1,394,772
PrairieSky Royalty, Ltd.(a)	57,380	966,045
Range Resources Corp.	3,937	133,582
Repsol SA	13,408	164,196
SandRidge Energy, Inc.	85,862	782,203
Sitio Royalties Corp.	68,814	1,167,085
SM Energy Co.	73,892	1,683,999
Suncor Energy, Inc.(a)	57,036	2,014,422

See Notes to Financial Statements and Financial Highlights.

1 | April 30, 2025

ALPS|CoreCommodity Natural Resources ETF

Schedule of Investments	April 30, 2025 (Unaudited)

	Shares	Value (Note 2)
Oil & Gas Producers (continued)
Talos Energy, Inc.(b)	227,488	$1,565,117
Tamarack Valley Energy, Ltd.(a)	535,061	1,385,585
Topaz Energy Corp.(a)	24,125	403,017
TotalEnergies SE	24,795	1,437,033
Tourmaline Oil Corp.(a)	34,728	1,534,118
VAALCO Energy, Inc.	62,776	205,278
Var Energi ASA	575,836	1,581,371
Vermilion Energy, Inc.(a)	249,787	1,507,492
Whitecap Resources, Inc.(a)	253,289	1,436,762
Woodside Energy Group, Ltd.(a)	82,471	1,095,627
		71,750,857

Oil & Gas Services & Equipment (8.91%)
Aker Solutions ASA	255,987	690,447
Aris Water Solutions, Inc.	22,505	561,725
Baker Hughes Co.	3,866	136,856
CES Energy Solutions Corp.	126,168	556,435
ChampionX Corp.(a)	51,131	1,233,791
China Oilfield Services Ltd.	604,812	473,362
Core Laboratories, Inc.(a)	47,360	538,483
Enerflex, Ltd.	62,420	408,406
Expro Group Holdings NV(b)	132,030	1,091,888
Fugro N.V.	69,690	813,167
Halliburton Co.	73,112	1,449,080
Helix Energy Solutions Group, Inc.(b)	176,481	1,074,769
Helmerich & Payne, Inc.	122,018	2,304,921
Kodiak Gas Services, Inc.	17,037	579,428
Liberty Energy, Inc., Class A	160,923	1,850,615
National Oilwell Varco, Inc.	17,670	205,149
Noble Corp. PLC	29,549	642,395
NOW, Inc.(b)	70,637	1,121,009
NPK International, Inc.(b)	80,646	466,134
Oceaneering International, Inc.(b)	67,788	1,203,237
Pason Systems, Inc.	89,704	714,457
Patterson-UTI Energy, Inc.	198,157	1,117,605
Precision Drilling Corp.(a)(b)	9,768	408,689
ProPetro Holding Corp.(b)	312,951	1,558,496
RPC, Inc.	177,959	841,746
Saipem SpA(a)	607,263	1,404,080
Schlumberger NV	14,727	489,673
Secure Waste Infrastructure Corp.(a)	105,233	1,002,255
Select Water Solutions, Inc.	136,061	1,159,240
Solaris Energy Infrastructure, Inc.	40,153	848,834
Subsea 7 SA	36,344	546,729
TGS ASA	108,112	799,663
Tidewater, Inc.(b)	36,796	1,331,647
Trican Well Service, Ltd.(a)	219,348	644,392
Vital Energy, Inc.(a)(b)	2,882	40,867
		30,309,670
	Shares	Value (Note 2)
Renewable Energy (5.45%)
Array Technologies, Inc.(b)	621,795	$2,972,180
Corp ACCIONA Energias Renovables SA(a)	47,933	892,706
Daqo New Energy Corp., ADR(b)	181,347	2,310,362
Enphase Energy, Inc.(b)	3,839	171,181
Eos Energy Enterprises, Inc.(a)(b)	166,358	868,389
First Solar, Inc.(b)	15,554	1,957,004
Flat Glass Group Co., Ltd.(a)	1,294,514	1,465,500
GS Yuasa Corp.	64,038	1,122,613
JinkoSolar Holding Co., Ltd., ADR(a)	118,131	2,027,128
Nordex SE(b)	54,588	1,019,741
REX American Resources Corp.(b)	10,200	405,144
Shoals Technologies Group, Inc., Class A(b)	26,403	95,315
SMA Solar Technology AG(a)	56,979	979,848
Vestas Wind Systems A/S	83,230	1,102,238
Xinyi Solar Holdings, Ltd.(a)	3,563,377	1,189,998
		18,579,347

TOTAL ENERGY		120,639,874

Financials (0.18%)
Asset Management (0.18%)
Remgro, Ltd.(a)	71,418	613,846

TOTAL FINANCIALS		613,846

Industrials (3.44%)
Engineering & Construction (0.33%)
Technip Energies NV	32,494	1,108,005

Machinery (2.88%)
AGCO Corp.	7,907	670,751
Bucher Industries AG(a)	1,199	515,715
CNH Industrial NV	74,343	860,149
Deere & Co.	2,370	1,098,637
Epiroc AB	5,003	108,078
FLSmidth & Co. A/S	10,286	483,625
Fluidra SA	11,801	271,653
Kubota Corp.	86,860	1,004,193
Kurita Water Industries, Ltd.(a)	54,098	1,787,754
Organo Corp.(a)	23,354	1,109,062
Sany Heavy Equipment International Holdings Co., Ltd.	121,583	88,887
Titan International, Inc.(b)	79,624	585,236
Veralto Corp.	4,433	425,125
Weir Group PLC	27,310	818,179
		9,827,044

See Notes to Financial Statements and Financial Highlights.

2 | April 30, 2025

ALPS|CoreCommodity Natural Resources ETF

Schedule of Investments	April 30, 2025 (Unaudited)

	Shares	Value (Note 2)
Transportation & Logistics (0.23%)
FLEX LNG, Ltd.	33,393	$787,741

TOTAL INDUSTRIALS		11,722,790

Materials (41.68%)
Agricultural Chemicals (0.57%)
Mosaic Co.	61,186	1,860,054
Nutrien, Ltd.	932	53,171
		1,913,225
Base Metal (1.85%)
Hudbay Minerals, Inc.	483,608	3,518,489
Southern Copper Corp.	31,359	2,807,258
		6,325,747

Base Metals (0.23%)
UACJ Corp.	23,472	790,444

Chemicals (3.41%)
Albemarle Corp.	2,486	145,555
CF Industries Holdings, Inc.	3,460	271,160
Corteva, Inc.	46,436	2,878,568
Dyno Nobel, Ltd.	80,603	117,201
FMC Corp.	33,053	1,385,582
ICL Group, Ltd.	269,291	1,786,369
ICL Group, Ltd.(a)	80,075	531,698
K+S AG	82,645	1,435,261
Nutrien, Ltd.	11,500	656,499
OCI N.V.	66,166	547,180
Yara International ASA	59,532	1,918,135
		11,673,208

Forestry, Paper & Wood Products (0.96%)
Holmen AB	14,887	589,288
Svenska Cellulosa AB SCA	127,345	1,650,854
West Fraser Timber Co., Ltd.(a)	14,021	1,038,099
		3,278,241

Metals & Mining (30.95%)
African Rainbow Minerals, Ltd.(a)	52,041	434,066
Agnico Eagle Mines, Ltd.	34,463	4,052,160
Agnico-Eagle Mines, Ltd.(a)	1,280	150,441
Alcoa Corp.	76,797	1,883,830
Alpha Metallurgical Resources, Inc.(b)	8,308	1,008,176
Anglo American Platinum, Ltd.(a)	16,014	550,285
Anglo American PLC	40,779	1,102,679
Antofagasta PLC	53,989	1,174,957
Aurubis AG	18,215	1,579,598
B2Gold Corp.(a)	265,910	826,980
Barrick Gold Corp.	27,550	524,552
BHP Group, Ltd.	113,184	2,768,773
	Shares	Value (Note 2)
Metals & Mining (continued)
Boliden AB	130,028	$3,983,373
Capricorn Metals, Ltd.(b)	151,471	897,478
Capstone Copper Corp.(b)	327,280	1,576,338
Centerra Gold, Inc.	221,154	1,480,670
Century Aluminum Co.(b)	94,370	1,548,612
Champion Iron, Ltd.	333,497	976,249
China Hongqiao Group, Ltd.(a)	3,253	5,855
China Nonferrous Mining Corp., Ltd.	1,704,040	1,129,347
Cia de Minas Buenaventura SAA, ADR	139,725	1,978,506
Coeur Mining, Inc.(b)	182,590	1,013,375
Compass Minerals International, Inc.	17,684	237,673
De Grey Mining, Ltd.(b)	261,332	411,794
Deterra Royalties, Ltd.(a)	415,129	970,574
Dowa Holdings Co., Ltd.(a)	24,935	798,380
Dundee Precious Metals, Inc.	64,664	847,583
Eldorado Gold Corp.(b)	75,169	1,416,184
Eramet SA	18,641	1,026,308
ERO Copper Corp.(a)(b)	61,149	763,808
Evolution Mining, Ltd.	937,156	4,700,306
Fortescue, Ltd.	245,675	2,547,771
Freeport-McMoRan, Inc.	9,523	343,114
Fresnillo PLC	82,238	1,098,173
Gold Fields, Ltd., Sponsored ADR	10,208	230,088
Grupo Mexico SAB de CV, Series B	571,237	2,964,181
Hecla Mining Co.	378,940	2,167,536
IAMGOLD Corp.(b)	140,428	994,230
Iluka Resources, Ltd.	599,842	1,594,548
Impala Platinum Holdings, Ltd.(b)	231,490	1,379,762
Industrias Penoles SAB de CV	36,284	727,123
Ivanhoe Mines, Ltd., Class A(b)	63,025	559,572
Jiangxi Copper Co., Ltd.	514,310	866,070
Kinross Gold Corp.	65,268	963,356
Kumba Iron Ore, Ltd.(a)	67,061	1,166,278
Labrador Iron Ore Royalty Corp.(a)	54,932	1,189,808
Lundin Gold, Inc.	32,169	1,312,101
Lundin Mining Corp.(a)	345,048	2,823,257
Lynas Rare Earths, Ltd.(b)	323,741	1,779,252
Metso Corporation	150,347	1,627,923
Mineral Resources, Ltd.(a)	11,922	157,238
Mitsubishi Materials Corp.(a)	60,375	947,344
MMG, Ltd.(a)(b)	1,824,226	555,105
MP Materials Corp.(b)	33,869	828,436
Newmont Corp.	64,260	3,385,216
Newmont Corp. - CDI	4,978	261,693
NexGen Energy, Ltd.(a)(b)	18,897	98,967
NexGen Energy, Ltd.(b)	368,679	1,928,191
Norsk Hydro ASA	24,471	128,431

See Notes to Financial Statements and Financial Highlights.

3 | April 30, 2025

ALPS|CoreCommodity Natural Resources ETF

Schedule of Investments	April 30, 2025 (Unaudited)

	Shares	Value (Note 2)
Metals & Mining (continued)
Northam Platinum Holdings, Ltd.(a)	205,934	$1,378,558
Northern Star Resources, Ltd.	363,159	4,461,676
OceanaGold Corp.	497,734	1,761,890
Paladin Energy, Ltd.(a)(b)	268,208	1,006,751
Pan American Silver Corp.	31,519	793,648
Perseus Mining, Ltd.	843,362	1,809,720
Ramaco Resources, Inc.(a)	100,482	1,012,859
Ramaco Resources, Inc.	1,547	14,186
Ramelius Resources, Ltd.(a)	674,090	1,135,602
Royal Gold, Inc.	3,828	699,414
Sandfire Resources NL(a)(b)	146,235	933,897
Shougang Fushan Resources Group, Ltd.	6,541	2,075
South32, Ltd.	1,288,037	2,268,891
Sumitomo Metal Mining Co., Ltd.(a)	94,470	2,101,757
SunCoke Energy, Inc.	38,749	351,066
Teck Resources, Ltd., Class B	108,924	3,702,327
Torex Gold Resources, Inc.(b)	21,103	683,482
Uranium Energy Corp.(b)	190,715	1,001,254
Warrior Met Coal, Inc.	32,914	1,573,947
Zhaojin Mining Industry Co., Ltd.	663,779	1,579,938
Zijin Mining Group Co., Ltd.	406,226	889,385
		105,605,997

Precious Metal Mining (0.53%)
Endeavour Mining PLC(a)	66,072	1,790,069

Steel (3.18%)
APERAM SA	15,877	459,369
ATI, Inc.(b)	4,423	240,523
BlueScope Steel, Ltd.	157,845	2,413,436
Cleveland-Cliffs, Inc.(b)	12,767	105,200
Daido Steel Co., Ltd.	29,875	223,885
JFE Holdings, Inc.	143,392	1,664,782
Metallus, Inc.(b)	12,305	155,658
OSAKA Titanium Technologies Co., Ltd.(a)	100,574	1,160,632
Outokumpu Oyj	68,516	261,884
SSAB AB, Class A	57,642	363,785
Ternium SA, Sponsored ADR	24,628	710,764
Tokyo Steel Manufacturing Co., Ltd.	83,108	938,729
United States Steel Corp.	6,902	301,686
Vallourec SACA	31,202	576,335
voestalpine AG	40,684	1,067,418
Yamato Kogyo Co., Ltd.	3,075	182,569
		10,826,655

TOTAL MATERIALS		142,203,586
	Shares	Value (Note 2)
Steel (continued)
Real Estate (0.26%)
REIT (0.26%)
PotlatchDeltic Corp.	22,934	$880,436

TOTAL REAL ESTATE		880,436

Technology (0.80%)
Semiconductors (0.80%)
SUMCO Corp.(a)	396,546	2,729,062

TOTAL TECHNOLOGY		2,729,062

Utilities (5.51%)
Electric Utilities (2.49%)
Boralex, Inc., Class A(a)	37,461	832,044
China Longyuan Power Group Corp., Ltd.	1,961,365	1,552,785
Drax Group PLC	133,930	1,101,269
ERG SpA(a)	45,411	926,503
Iberdrola SA	8,580	154,497
Innergex Renewable Energy, Inc.	91,691	903,209
Northland Power, Inc.(a)	74,561	1,013,004
Orsted AS(b)(c)(d)	17,434	692,703
ReNew Energy Global PLC(b)	90,719	578,787
Solaria Energia y Medio Ambiente SA(a)	95,926	720,915
		8,475,716

Gas & Water Utilities (3.02%)
American States Water Co.	15,341	1,244,309
California Water Service Group	25,440	1,288,536
Essential Utilities, Inc.	11,394	468,635
Guangdong Investment, Ltd.	1,317,234	1,066,614
National Fuel Gas Co.	3,654	280,554
Severn Trent PLC	44,410	1,651,258
SJW Group	20,509	1,163,681
United Utilities Group PLC	78,852	1,184,840
Veolia Environnement SA	53,387	1,946,228
		10,294,655

TOTAL UTILITIES		18,770,371

TOTAL COMMON STOCKS
(Cost $343,314,449)		338,058,912

See Notes to Financial Statements and Financial Highlights.

4 | April 30, 2025

ALPS|CoreCommodity Natural Resources ETF

Schedule of Investments	April 30, 2025 (Unaudited)

	Shares	Value (Note 2)
Gas & Water Utilities (continued)
MASTER LIMITED PARTNERSHIPS (0.19%)
Energy (0.19%)
Oil & Gas Producers (0.19%)
Black Stone Minerals LP	45,506	$642,090

TOTAL ENERGY		642,090

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $675,663)		642,090

	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (8.58%)
Money Market Fund (0.14%)
Money Market Fund (0.14%)
State Street Institutional Treasury Plus Money Market Fund - Premier Class	4.267%	490,101	490,101

TOTAL MONEY MARKET FUND			490,101

Investments Purchased with Collateral from Securities Loaned (8.44%)

State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%
(Cost 28,779,849)		28,779,849	28,779,849

TOTAL SHORT-TERM INVESTMENTS
(Cost 29,269,950)			29,269,950

TOTAL INVESTMENTS (107.95%)
(Cost $373,260,062)			367,970,952

Liabilities In Excess Of Other Assets (-7.95%)			(27,089,652)

NET ASSETS (100.00%)			$340,881,300

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $50,891,299.
(b)	Non-Income Producing Security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, the aggregate market value of those securities was $3,164,665, representing 0.93% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of April 30, 2025 the aggregate market value of those securities was $3,164,665, representing 0.93% of net assets.

See Notes to Financial Statements and Financial Highlights.

5 | April 30, 2025

ALPS|CoreCommodity Natural Resources ETF

Statement of Assets and Liabilities	April 30, 2025 (Unaudited)

ASSETS
Investments, at value*	$367,970,952
Foreign currency, at value (Cost $507,423)	506,422
Dividends and interest receivable	1,287,676
Prepaid expenses and other assets	4,019
Total Assets	369,769,069
LIABILITIES
Payable for collateral upon return of securities loaned	28,779,849
Investment advisory fees payable	107,920
Total Liabilities	28,887,769
NET ASSETS	$340,881,300
NET ASSETS CONSIST OF
Paid-in capital	$361,573,801
Total distributable earnings/(accumulated losses)	(20,692,501)
NET ASSETS	$340,881,300
INVESTMENTS, AT COST	$373,260,062

PRICING OF SHARES

Net Asset Value, offering and redemption price per share	$23.60
Net Assets	$340,881,300
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	14,444,881

*	Includes $50,891,299 of securities on loan.

See Notes to Financial Statements and Financial Highlights.

6 | April 30, 2025

ALPS|CoreCommodity Natural Resources ETF

Statement of Operations	For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$6,506,094
Foreign taxes withheld on dividends	(681,864)
Interest and other income	21,455
Securities Lending Income	102,528
Total Investment Income	5,948,213

EXPENSES
Investment advisory fees	610,887
Total Expenses	610,887
Net Investment Income	5,337,326
Net realized loss on investments(a)	(4,375,963)
Net realized loss on foreign currency transactions	(77,362)
Net Realized Loss	(4,453,325)
Net change in unrealized depreciation on investments	(12,711,040)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	26,384
Net Change in Unrealized Depreciation	(12,684,656)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(17,137,981)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,800,655)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements)

See Notes to Financial Statements and Financial Highlights.

7 | April 30, 2025

ALPS|CoreCommodity Natural Resources ETF

Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Period July 11, 2024 (Commencement) to October 31, 2024
OPERATIONS
Net investment income	$5,337,326	$2,088,077
Net realized gain/(loss)	(4,452,047)	6,409,000
Net change in unrealized depreciation	(12,684,656)	(11,936,599)
Net Decrease in Net Assets Resulting from Operations	(11,799,377)	(3,439,522)

TOTAL DISTRIBUTIONS
From distributable earnings	(3,685,808)	–
Net Decrease in Net Assets from Distributions	(3,685,808)	–

BENEFICIAL INTEREST TRANSACTIONS (NOTE 5)
Shares sold	99,107,162	397,234,695 *
Shares redeemed	(27,417,182)	(109,118,668)
Net Increase in Net Assets Derived from Beneficial Interest Transactions	71,689,980	288,116,027

Net increase in net assets	56,204,795	284,676,505

NET ASSETS
Beginning of period	284,676,505	–
End of period	$340,881,300	$284,676,505

*	On July 10, 2024, the Fund received securities in connection with an in-kind subscription transaction - see Note 1 in Notes to Financial Statements and Financial Highlights.

See Notes to Financial Statements and Financial Highlights.

8 | April 30, 2025

ALPS|CoreCommodity Natural Resources ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Period July 11, 2024 (Commencement) to October 31, 2024
Net asset value, beginning of period	$24.74		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.40		0.18
Net realized and unrealized loss	(1.24)		(0.44)
Total from investment operations	(0.84)		(0.26)

DISTRIBUTIONS:
From net investment income	(0.30)		–
Total distributions	(0.30)		–

Net (decrease) in net asset value	(1.14)		(0.26)
Net asset value, end of period	$23.60		$24.74
TOTAL RETURN(b)	(3.46)%		(1.04)%
TOTAL RETURN - MARKET VALUE(c)	(3.30)%		(1.12)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$340,881		$284,677
Ratio of expenses to average net assets	0.39	%(d)	0.39	%(d)
Ratio of net investment income to average net assets	3.40	%(d)	2.27	%(d)
Portfolio turnover rate(e)	73%		61%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower or market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occured on a date prior to the close of the reporting period.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

9 | April 30, 2025

ALPS|CoreCommodity Natural Resources ETF

Notes to Financial Statements and Financial Highlights	April 30, 2025 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report includes the financial statements and financial highlights of the ALPS | CoreCommodity Natural Resources ETF (the “Fund”), which commenced operations on July 11, 2024. The Fund seeks to maximize real returns, consistent with prudent investment management.

The Fund’s Shares (“Shares”) are listed on the Nasdaq Stock Market LLC (“Nasdaq Exchange”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 15,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

The Adviser manages separately the ALPS | CoreCommodity Management CompleteCommodities Strategy Fund that contributed specific assets to the Fund (the “Contribution”). The Adviser and Sub-Adviser paid all costs surrounding the Contribution. The Contribution received on July 10, 2024, was tax free, and the cost basis of the assets were carried forward to the Fund for tax and financial reporting purposes. The Contribution resulted in seed shares totaling 12,419,881 with a Net Asset Value of $25. The details of the Contribution are shown below:

Net Assets	Market Value of Investments	Cost of Investments	Unrealized Appreciation
$ 310,497,027	$ 310,497,027	$ 291,145,392	$ 19,351,635

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, as applicable, in preparation of their financial statements. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”. In regards to Financial Accounting Standards Board Updated 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of the Fund as a whole. ALPS Advisors, Inc. (the “Adviser”) is the CODM for the Fund. The Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that the Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of the Fund, agains which the CODM assesses performance.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or “Trustees”) has appointed the Adviser to serve as the valuation designee (the “Valuation Designee”) to perform fair value determinations for investments in the Fund. When such prices or quotations are not available, or when the Valuation Designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Fund in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

10 | April 30, 2025

ALPS|CoreCommodity Natural Resources ETF

Notes to Financial Statements and Financial Highlights	April 30, 2025 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Fund’s investments/financial instruments in the fair value hierarchy as of April 30, 2025:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Natural Resources ETF
Common Stocks(a)	$337,647,118	$411,794	$–	$338,058,912
Master Limited Partnerships(a)	642,090	–	–	642,090
Short-Term Investments	29,269,950	–	–	29,269,950
Total	$367,559,158	$411,794	$–	$367,970,952

(a)	For detailed descriptions of sectors, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six month period ended April 30, 2025.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six month period ended April 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends, and other income the Fund receives from its investments, including distributions of short-term capital gains, if any. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for withholding taxes or certain foreign securities, as soon as information is available to the Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

11 | April 30, 2025

ALPS|CoreCommodity Natural Resources ETF

Notes to Financial Statements and Financial Highlights	April 30, 2025 (Unaudited)

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Master Limited Partnerships (“MLPs”): The Fund may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Lending of Portfolio Securities: The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

12 | April 30, 2025

ALPS|CoreCommodity Natural Resources ETF

Notes to Financial Statements and Financial Highlights	April 30, 2025 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund’s securities lending agreement and related cash and non-cash collateral received as of April 30, 2025:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$50,891,299	$28,779,849	$25,669,621	$54,449,470

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loanded, and the remaining contractual maturity of those transactions as of April 30, 2025:

	Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$28,779,849	$—	$—	$—	$28,779,849
Total Borrowings					$28,779,849
Gross amount of recognized liabilities for securities lending (collateral received)					$28,779,849

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of April 30, 2025.

There were no distributions made by the Fund for the fiscal period ending October 31, 2024.

Unrealized Appreciation and Depreciation on Investments: As of April 30, 2025, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS | CoreCommodity Natural Resources ETF	$25,396,816	$(34,366,013)	$(8,969,197)	$376,940,149

13 | April 30, 2025

ALPS|CoreCommodity Natural Resources ETF

Notes to Financial Statements and Financial Highlights	April 30, 2025 (Unaudited)

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities and in-kind transactions during the six month period ended April 30, 2025 were as follows:

Fund	Purchases	Sales
ALPS | CoreCommodity Natural Resources ETF	$274,019,410	$267,771,944

For the six month period ended April 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS | CoreCommodity Natural Resources ETF	$93,558,794	$27,263,752

For the six month period ended April 30, 2025, the Fund had in-kind net realized gains of $4,343,598.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of capital stock were as follows:

	ALPS | CoreCommodity Natural Resources ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Period July 11, 2024 (Commencement) to October 31, 2024
Shares sold	4,080,000	15,839,881
Shares redeemed	(1,140,000)	(4,335,000)
Net increase in shares outstanding	2,940,000	11,504,881

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

ALPS Advisors, Inc. (“AAI” or “Adviser”) acts as the Fund’s investment adviser. AAI is a wholly owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market.

AAI has delegated daily management of the Fund to CoreCommodity Management, LLC (the “Sub-Advisor”). The Sub-Advisor manages the investments of the Fund in accordance with its investment objective, policies and limitations and investment guidelines established jointly by AAI and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund will pay AAI an annual management fee of 0.39% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis.

The Adviser pays the Sub-Adviser an annual sub-advisory management fee pursuant to the Sub-Advisory Agreement as follows: The Adviser will pay the Sub-Adviser an annual management fee of 0.25% based on the Fund’s average daily net assets. The sub-advisory management fee is paid on a monthly basis. The Adviser is required to pay all fees due to the Sub-Adviser out of the management fee the Adviser receives from the Fund.

Under the terms of the Advisory Agreement, the Adviser pays all of the fees and expenses of the Fund, except that the Fund will be required to pay brokerage and other expenses of executing Fund transactions, taxes or governmental fees, interest charges and other costs of borrowing funds, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund. Pursuant to the Administrative Services Agreement, the administrative fee of 0.03% is accrued daily and paid monthly based on the Fund’s average daily net assets. The administrative fee is paid from the unitary fee. Officers of the Trust are employees of ALPS and are not paid from the unitary fee.

Effective April 1, 2025, all Trustees receive a quarterly retainer of $30,000, plus $12,500 for each regular quarterly Board meeting attended. Prior to April 1, 2025, all Trustees received a quarterly retainer of $31,000. Trustees receive $5,000 for each non-quarterly special Board meeting attended.

14 | April 30, 2025

ALPS|CoreCommodity Natural Resources ETF

Notes to Financial Statements and Financial Highlights	April 30, 2025 (Unaudited)

Trustees receive $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairman of the Nominating and Governance Committee receives an additional quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

15 | April 30, 2025

ALPS|CoreCommodity Natural Resources ETF

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	April 30, 2025 (Unaudited)

Not applicable for this reporting period.

16 | April 30, 2025

ALPS|CoreCommodity Natural Resources ETF

Proxy Disclosures for Open-End Management Investment Companies	April 30, 2025 (Unaudited)

Not applicable for this reporting period.

17 | April 30, 2025

ALPS|CoreCommodity Natural Resources ETF

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	April 30, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended April 30, 2025:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation from the Trust	Total Compensation from the Trust
Mary K. Anstine	$87,000	$—	$87,000
Jeremy W. Deems	99,000	—	99,000
Jerry G. Rutledge*	31,000	—	31,000
Michael “Ross” Shell	106,000	—	106,000
Edmund J. Burke	87,000	—	87,000
Total	$410,000	$—	$410,000

*	The FIT Board learned of Jerry Rutledge’s passing on January 9, 2025. Therefore, Mr. Rutledge no longer serves in his capacity as Trustee as of that date.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Fund’s unitary fee arrangements, the Fund does not pay any Trustee fees. The Trustee fees are paid by the Adviser.

18 | April 30, 2025

ALPS|CoreCommodity Natural Resources ETF

Statement Regarding Basis for Approval of Investment Advisory Contract	April 30, 2025 (Unaudited)

Not applicable for this reporting period.

19 | April 30, 2025

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETF.

JCN000142

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Any changes in and disagreements with accountants are filed under Item 7 of this Form.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Any remuneration paid are filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this Report.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Lucas Foss
Lucas Foss (Principal Executive Officer)
President

Date:	July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

FINANCIAL INVESTORS TRUST

By:	/s/ Lucas Foss
Lucas Foss (Principal Executive Officer)
President

Date:	July 7, 2025

By:	/s/ Paul Holland
Paul Holland (Principal Financial Officer)
Treasurer

Date:	July 7, 2025